UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21413

Name of Fund:	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

Fund Address:	100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Floating Rate Income Strategies Fund, Inc., 50 Hudson Yards, New York, NY 10001

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 12/31/2023

Date of reporting period: 06/30/2023

Item 1 – Report to Stockholders

(a) The Report to Shareholders is attached herewith.

JUNE 30, 2023

2023 Semi-Annual Report (Unaudited)

BlackRock Debt Strategies Fund, Inc. (DSU)

BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

BlackRock Income Trust, Inc. (BKT)

BlackRock Limited Duration Income Trust (BLW)

Not FDIC Insured • May Lose Value • No Bank Guarantee

Supplemental Information (unaudited)

Section 19(a) Notices

BlackRock Debt Strategies Fund, Inc.’s (DSU), BlackRock Floating Rate Income Strategies Fund, Inc.’s (FRA), BlackRock Income Trust, Inc.’s (BKT) and BlackRock Limited Duration Income Trust’s (BLW) (collectively, the “Funds” or individually, a “Fund”) amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the remainder of its fiscal year and may be subject to changes based on tax regulations. Each Fund will provide a Form 1099-DIV each calendar year that will tell you how to report these distributions for U.S. federal income tax purposes.

June 30, 2023

	Total Cumulative Distributions for the Fiscal Period					% Breakdown of the Total Cumulative Distributions for the Fiscal Period

Fund Name	Net Income	Net Realized Capital Gains Short-Term	Net Realized Capital Gains Long-Term	Return of Capital(a)	Total Per Common Share	Net Income	Net Realized Capital Gains Short-Term	Net Realized Capital Gains Long-Term	Return of Capital	Total Per Common Share
DSU	$0.469843	$—	$—	$0.022607	$0.492450	95%	—%	—%	5%	100%
FRA	0.609537	—	—	0.003083	0.612620	99	—	—	1	100
BKT	0.210531	—	—	0.318669	0.529200	40	—	—	60	100
BLW	0.494695	—	—	0.093905	0.588600	84	—	—	16	100

(a)

Each Fund estimates that it has distributed more than its net income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in a Fund is returned to the shareholder. A return of capital does not necessarily reflect a Fund’s investment performance and should not be confused with “yield” or “income.” When distributions exceed total return performance, the difference will reduce a Fund’s net asset value per share.

Section 19(a) notices for the Funds, as applicable, are available on the BlackRock website at blackrock.com.

Section 19(b) Disclosure

BlackRock Debt Strategies Fund, Inc.’s (DSU), BlackRock Floating Rate Income Strategies Fund, Inc.’s (FRA) and BlackRock Limited Duration Income Trust’s (BLW) (collectively, the “Funds” or individually, a “Fund”), acting pursuant to a U.S. Securities and Exchange Commission (“SEC”) exemptive order and with the approval of each Fund’s Board of Directors (the “Board”), each has adopted a managed distribution plan, consistent with its investment objectives and policies, to support a level distribution of income, capital gains and/or return of capital (the “Plan”). In accordance with the Plans, the Funds currently distribute the following fixed amounts per share on a monthly basis:

Fund Name	Amount Per Common Share
DSU	$0.091050
FRA	0.117020
BLW	0.098100

The fixed amounts distributed per share are subject to change at the discretion of each Fund’s Board. Under its Plan, each Fund will distribute all available net income to its shareholders as required by the Internal Revenue Code of 1986, as amended (the “Code”). If sufficient income (inclusive of net income and short-term capital gains) is not earned on a monthly basis, the Funds will distribute long-term capital gains and/or return of capital to shareholders in order to maintain a level distribution. Each monthly distribution to shareholders is expected to be at the fixed amount established by the Board; however, each Fund may make additional distributions from time to time, including additional capital gain distributions at the end of the taxable year, if required to meet requirements imposed by the Code and/or the Investment Company Act of 1940, as amended (the “1940 Act”).

Shareholders should not draw any conclusions about a Fund’s investment performance from the amount of these distributions or from the terms of the Plan. Each Fund’s total return performance is presented in its financial highlights table.

The Board may amend, suspend or terminate a Fund’s Plan at any time without prior notice to the Fund’s shareholders if it deems such actions to be in the best interests of the Fund or its shareholders. The suspension or termination of the Plan could have the effect of creating a trading discount (if the Fund’s stock is trading at or above net asset value) or widening an existing trading discount. The Funds are subject to risks that could have an adverse impact on their ability to maintain level distributions. Examples of potential risks include, but are not limited to, economic downturns impacting the markets, changes in interest rates, decreased market volatility, companies suspending or decreasing corporate dividend distributions and changes in the Code. Please refer to DSU’s and BLW’s prospectus for a more complete description of each Fund’s risks.

Managed Distribution Plan

BKT, with the approval of BKT’s Board of Directors (the “Board”), adopted a managed distribution plan, consistent with its investment objectives and policies, to support a level distribution of income, capital gains and/or return of capital (the “Plan”). In accordance with the Plan, BKT currently distributes a fixed amount of $0.088200 per share on a monthly basis.

The fixed amount distributed per share is subject to change at the discretion of the Board. BKT is currently not relying on any exemptive relief from Section 19(b) of the Investment Company Act of 1940, as amended (the “1940 Act”). Under its Plan, BKT will distribute all available investment income to its shareholders as required by the Internal Revenue Code of 1986, as amended (the “Code”). If sufficient income (inclusive of net investment income and short-term capital gains) is not earned on a monthly basis, BKT will distribute long-term capital gains and/or return of capital to shareholders in order to maintain a level distribution. Each monthly distribution to shareholders is

2	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Supplemental Information (unaudited) (continued)

expected to be at the fixed amount established by the Board; however, BKT may make additional distributions from time to time, including additional capital gain distributions at the end of the taxable year, if required to meet requirements imposed by the Code and/or the 1940 Act.

Shareholders should not draw any conclusions about BKT’s investment performance from the amount of these distributions or from the terms of the Plan. BKT’s total return performance is presented in its financial highlights table.

The Board may amend, suspend or terminate the Plan at any time without prior notice to BKT’s shareholders if it deems such actions to be in the best interests of BKT or its shareholders. The suspension or termination of the Plan could have the effect of creating a trading discount (if BKT’s stock is trading at or above net asset value) or widening an existing trading discount. BKT is subject to risks that could have an adverse impact on its ability to maintain level distributions. Examples of potential risks include, but are not limited to, economic downturns impacting the markets, changes in interest rates, decreased market volatility, companies suspending or decreasing corporate dividend distributions and changes in the Code. Please refer to BKT’s prospectus for a more complete description of BKT’s risks.

S U P P L E M E N T A L I N F O R M A T I O N	3

The Markets in Review

Dear Shareholder,

Despite an uncertain economic landscape during the 12-month reporting period ended June 30, 2023, the resilience of the U.S. economy in the face of ever tighter financial conditions provided an encouraging backdrop for investors. Inflation remained elevated as labor costs grew rapidly and unemployment rates reached the lowest levels in decades. However, inflation moderated substantially as the period continued, while ongoing strength in consumer spending backstopped the economy.

Equity returns were strong, as continued job growth eased investors’ concerns about the economy’s durability. The U.S. economy resumed growth in the third quarter of 2022 and continued to expand thereafter. Most major classes of equities advanced significantly, including large- and small-capitalization U.S. stocks and international equities from developed markets. Emerging market equities also gained, although at a substantially slower pace, pressured by high interest rates and falling commodities prices.

The 10-year U.S. Treasury yield rose during the reporting period, driving its price down, as investors reacted to elevated inflation and attempted to anticipate future interest rate changes. The corporate bond market also faced inflationary headwinds, although high-yield corporate bond prices fared significantly better than investment-grade bonds as demand from yield-seeking investors remained strong.

The U.S. Federal Reserve (the “Fed”), acknowledging that inflation has been more persistent than expected, raised interest rates seven times. Furthermore, the Fed wound down its bond-buying programs and incrementally reduced its balance sheet by not replacing securities that reach maturity. However, the Fed declined to raise interest rates at its June 2023 meeting, which made it the first meeting without a rate increase since the tightening cycle began in early 2022.

Supply constraints have become an embedded feature of the new macroeconomic environment, making it difficult for developed economies to increase production without sparking higher inflation. Geopolitical fragmentation and an aging population exacerbate these constraints, keeping the labor market tight and wage growth high. Although the Fed has decelerated the pace of interest rate hikes and most recently opted for a pause, we believe that the new economic regime means that the Fed will need to maintain high rates for an extended period to keep inflation under control. Furthermore, ongoing structural changes may mean that the Fed will be hesitant to cut interest rates in the event of faltering economic activity lest inflation accelerate again. We believe investors should expect a period of higher volatility as markets adjust to the new economic reality and policymakers attempt to adapt.

While we favor an overweight to developed market equities in the long term, we prefer an underweight stance in the near term. Expectations for corporate earnings remain elevated, which seems inconsistent with macroeconomic constraints. Nevertheless, we are overweight on emerging market stocks in the near-term as growth trends for emerging markets appear brighter. We also believe that stocks with an A.I. tilt should benefit from an investment cycle that is set to support revenues and margins. We are neutral on credit overall amid tightening credit and financial conditions, however there are selective opportunities in the near term. For fixed income investing with a six- to twelve-month horizon, we see the most attractive investments in short-term U.S. Treasuries, U.S. inflation-linked bonds, U.S. mortgage-backed securities, and emerging market bonds denominated in local currency.

Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of June 30, 2023
	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	16.89%	19.59%

U.S. small cap equities (Russell 2000® Index)	8.09	12.31

International equities (MSCI Europe, Australasia, Far East Index)	11.67	18.77

Emerging market equities (MSCI Emerging Markets Index)	4.89	1.75

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	2.25	3.60

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	1.70	(3.97)

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	2.09	(0.94)

Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	2.67	3.19

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	5.38	9.07

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

4	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

5

The Benefits and Risks of Leveraging

The Funds may utilize leverage to seek to enhance the distribution rate on, and net asset value (“NAV”) of, their common shares (“Common Shares”). However, there is no guarantee that these objectives can be achieved in all interest rate environments.

In general, the concept of leveraging is based on the premise that the financing cost of leverage, which is based on short-term interest rates, is normally lower than the income earned by a Fund on its longer-term portfolio investments purchased with the proceeds from leverage. To the extent that the total assets of each Fund (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, each Fund’s shareholders benefit from the incremental net income. The interest earned on securities purchased with the proceeds from leverage (after paying the leverage costs) is paid to shareholders in the form of dividends, and the value of these portfolio holdings (less the leverage liability) is reflected in the per share NAV.

To illustrate these concepts, assume a Fund’s capitalization is $100 million and it utilizes leverage for an additional $30 million, creating a total value of $130 million available for investment in longer-term income securities. If prevailing short-term interest rates are 3% and longer-term interest rates are 6%, the yield curve has a strongly positive slope. In this case, a Fund’s financing costs on the $30 million of proceeds obtained from leverage are based on the lower short-term interest rates. At the same time, the securities purchased by a Fund with the proceeds from leverage earn income based on longer-term interest rates. In this case, a Fund’s financing cost of leverage is significantly lower than the income earned on a Fund’s longer-term investments acquired from such leverage proceeds, and therefore the holders of Common Shares (“Common Shareholders”) are the beneficiaries of the incremental net income.

However, in order to benefit shareholders, the return on assets purchased with leverage proceeds must exceed the ongoing costs associated with the leverage. If interest and other costs of leverage exceed a Fund’s return on assets purchased with leverage proceeds, income to shareholders is lower than if a Fund had not used leverage. Furthermore, the value of the Funds’ portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can influence the value of portfolio investments. In contrast, the amount of each Fund’s obligations under its respective leverage arrangement generally does not fluctuate in relation to interest rates. As a result, changes in interest rates can influence the Funds’ NAVs positively or negatively. Changes in the future direction of interest rates are very difficult to predict accurately, and there is no assurance that a Fund’s intended leveraging strategy will be successful.

The use of leverage also generally causes greater changes in each Fund’s NAV, market price and dividend rates than comparable portfolios without leverage. In a declining market, leverage is likely to cause a greater decline in the NAV and market price of a Fund’s shares than if the Fund were not leveraged. In addition, each Fund may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of leverage instruments, which may cause the Fund to incur losses. The use of leverage may limit a Fund’s ability to invest in certain types of securities or use certain types of hedging strategies. Each Fund incurs expenses in connection with the use of leverage, all of which are borne by shareholders and may reduce income to the shareholders. Moreover, to the extent the calculation of each Fund’s investment advisory fees includes assets purchased with the proceeds of leverage, the investment advisory fees payable to the Funds’ investment adviser will be higher than if the Funds did not use leverage.

Each Fund may utilize leverage through a credit facility or reverse repurchase agreements as described in the Notes to Financial Statements, if applicable.

Under the Investment Company Act of 1940, as amended (the “1940 Act”), each Fund is permitted to borrow money (including through the use of TOB Trusts) or issue debt securities up to 33 1/3% of its total managed assets. A Fund may voluntarily elect to limit its leverage to less than the maximum amount permitted under the 1940 Act. In addition, a Fund may also be subject to certain asset coverage, leverage or portfolio composition requirements imposed by its credit facility, which may be more stringent than those imposed by the 1940 Act.

Derivative Financial Instruments

The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Funds must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

6	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of June 30, 2023	BlackRock Debt Strategies Fund, Inc. (DSU)

Investment Objective

BlackRock Debt Strategies Fund, Inc.’s (DSU) (the “Fund”) primary investment objective is to seek to provide current income by investing primarily in a diversified portfolio of U.S. companies’ debt instruments, including senior and subordinated corporate loans, both secured and unsecured, which are rated in the lower rating categories of the established rating services (BBB or lower by S&P Global Ratings (“S&P”) or Baa or lower by Moody’s Investors Service, Inc. (“Moody’s”)) or unrated debt instruments, which are in the judgment of the investment adviser of equivalent quality. The Fund may invest directly in debt instruments or synthetically through the use of derivatives. The Fund’s secondary investment objective is to seek to provide capital appreciation.

No assurance can be given that the Fund’s investment objective will be achieved.

Fund Information

Symbol on New York Stock Exchange	DSU
Initial Offering Date	March 27, 1998
Current Distribution Rate on Closing Market Price as of June 30, 2023 ($9.79)(a)	11.16%
Current Monthly Distribution per Common Share(b)	$0.091050
Current Annualized Distribution per Common Share(b)	$1.092600
Leverage as of June 30, 2023(c)	22%

(a)

Current distribution rate on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. The current distribution rate may consist of income, net realized gains and/or a return of capital. Past performance is not an indication of future results.

(b)	The distribution rate is not constant and is subject to change. A portion of the distribution may be deemed a return of capital or net realized gain.
(c)

Represents bank borrowings outstanding as a percentage of total managed assets, which is the total assets of the Fund (including any assets attributable to borrowings), minus the sum of liabilities (other than borrowings representing financial leverage). Does not reflect derivatives or other instruments that may give rise to economic leverage. For a discussion of leveraging techniques utilized by the Fund, please see The Benefits and Risks of Leveraging and Derivative Financial Instruments.

Market Price and Net Asset Value Per Share Summary

	06/30/23	12/31/22	Change	High	Low
Closing Market Price	$9.79	$9.20	6.41%	$9.96	$9.20
Net Asset Value	10.72	10.44	2.68	10.81	10.44

Performance

Returns for the period ended June 30, 2023 were as follows:

		Average Annual Total Returns

	6-month	1 Year	5 Years	10 Years
Fund at NAV(a)(b)	8.00%	15.12%	4.93%	5.94%
Fund at Market Price(a)(b)	11.92	17.43	5.30	5.08
Reference Benchmark(c)	5.94	9.94	3.77	4.27
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index(d)	5.38	9.07	3.34	4.43

Morningstar LSTA Leveraged Loan Index(e)	6.48	10.71	4.13	4.07

(a)	All returns reflect reinvestment of dividends and/or distributions at actual reinvestment prices. Performance results reflect the Fund’s use of leverage, if any.
(b)	The Fund’s discount to NAV narrowed during the period, which accounts for the difference between performance based on market price and performance based on NAV.
(c)

The Reference Benchmark is comprised of the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index (50%) and the Morningstar LSTA Leveraged Loan Index (formerly S&P®/LSTA Leveraged Loan Index) (50%). The Reference Benchmark’s index content and weightings may have varied over past periods.

(d)

An unmanaged index comprised of issuers that meet the following criteria: at least $150 million par value outstanding; maximum credit rating of Ba1; at least one year to maturity; and no issuer represents more than 2% of the index.

(e)

Morningstar LSTA Leveraged Loan Index (formerly S&P®/LSTA Leveraged Loan Index), an unmanaged market value-weighted index designed to measure the performance of the U.S. leveraged loan market based upon market weightings, spreads and interest payments.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Past performance is not an indication of future results.

The Fund is presenting the performance of one or more indices for informational purposes only. The Fund is actively managed and does not seek to track or replicate the performance of any index. The index performance shown is not intended to be indicative of the Fund’s investment strategies, portfolio components or past or future performance.

More information about the Fund’s historical performance can be found in the “Closed End Funds” section of blackrock.com.

F U N D S U M M A R Y	7

Fund Summary as of June 30, 2023 (continued)	BlackRock Debt Strategies Fund, Inc. (DSU)

The following discussion relates to the Fund’s absolute performance based on NAV:

What factors influenced performance?

Bank loans and high yield bonds performed well in the first half of 2023, as the backdrop of falling inflation and continued economic growth fueled positive returns for the credit-sensitive areas of the fixed-income market.

The Fund’s allocation to bank loans made the largest contribution to performance, followed by its position in high yield bonds.

From a sector perspective, technology, consumer cyclical services, and healthcare were the three largest contributors. On the other hand, allocations to health insurance, metals & mining, and natural gas detracted.

By credit rating, B, BB and CCC rated securities were additive, while C rated issues were modest detractors.

The Fund’s practice of maintaining a specified level of monthly distributions to shareholders did not have a material impact on the Fund’s investment strategy.

Describe recent portfolio activity.

The Fund reduced its weighting in bank loans while modestly adding to high yield bonds and collateralized loan obligations (“CLOs”). The Fund reduced its allocation to B rated securities and added to those rated CCC.

Describe portfolio positioning at period end.

Bank loans remained the largest allocation in the portfolio. The Fund also had weightings of approximately 3% in high yield bonds and 1% allocation in CLOs. The Fund’s largest sector positions were in technology, consumer cyclical services and healthcare. From a credit rating perspective, the Fund’s core positioning remained in BB-rated and B-rated issues, with a higher allocation to the B-rated credit tier. The Fund also had an allocation to CCC rated debt.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Overview of the Fund’s Total Investments

PORTFOLIO COMPOSITION

Asset Type	Percentage of Total Investments
Floating Rate Loan Interests	84.4%
Corporate Bonds	14.0
Other*	1.6

CREDIT QUALITY ALLOCATION

Credit Rating(a)(b)	Percentage of Total Investments
A	0.1%
BBB/Baa	7.1
BB/Ba	29.0
B	54.6
CCC/Caa	6.7
N/R(c)	2.5

(a)

For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(b)	Excludes short-term securities.
(c)

The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of June 30, 2023, the market value of unrated securities deemed by the investment adviser to be investment grade represents less than 1.0% of the Fund’s total investments.

*	Includes one or more investment categories that individually represents less than 1.0% of the Fund’s total investments. Please refer to the Schedule of Investments for details.

8	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of June 30, 2023	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

Investment Objective

BlackRock Floating Rate Income Strategies Fund, Inc.’s (FRA) (the “Fund”) investment objective is to provide shareholders with high current income and such preservation of capital as is consistent with investment in a diversified, leveraged portfolio consisting primarily of floating rate debt securities and instruments. The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its managed assets in floating rate debt securities, including floating or variable rate debt securities that pay interest at rates that adjust whenever a specified interest rate changes and/or which reset on predetermined dates (such as the last day of a month or calendar quarter). The Fund invests a substantial portion of its investments in floating rate debt securities consisting of secured or unsecured senior floating rate loans that are rated below investment grade at the time of investment or, if unrated, are considered by the investment adviser to be of comparable quality. The Fund may invest directly in floating rate debt securities or synthetically through the use of derivatives.

No assurance can be given that the Fund’s investment objective will be achieved.

Fund Information

Symbol on New York Stock Exchange	FRA

Initial Offering Date	October 31, 2003

Current Distribution Rate on Closing Market Price as of June 30, 2023 ($12.21)(a)	11.50%

Current Monthly Distribution per Common Share(b)	$0.117020

Current Annualized Distribution per Common Share(b)	$1.404240

Leverage as of June 30, 2023(c)	23%

(a)

Current distribution rate on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. The current distribution rate may consist of income, net realized gains and/or a return of capital. Past performance is not an indication of future results.

(b)	The distribution rate is not constant and is subject to change. A portion of the distribution may be deemed a return of capital or net realized gain.
(c)

Represents bank borrowings outstanding as a percentage of total managed assets, which is the total assets of the Fund (including any assets attributable to borrowings), minus the sum of liabilities (other than borrowings representing financial leverage). Does not reflect derivatives or other instruments that may give rise to economic leverage. For a discussion of leveraging techniques utilized by the Fund, please see The Benefits and Risks of Leveraging and Derivative Financial Instruments.

Market Price and Net Asset Value Per Share Summary

	06/30/23	12/31/22	Change	High	Low
Closing Market Price	$12.21	$11.26	8.44%	$12.30	$11.18
Net Asset Value	13.14	12.81	2.58	13.24	12.80

Performance

Returns for the period ended June 30, 2023 were as follows:

		Average Annual Total Returns

	6-month	1 Year	5 Years	10 Years
Fund at NAV(a)(b)	7.93%	15.22%	4.92%	5.12%
Fund at Market Price(a)(b)	14.10	17.12	4.74	4.20
Morningstar LSTA Leveraged Loan Index(c)	6.48	10.71	4.13	4.07

(a)	All returns reflect reinvestment of dividends and/or distributions at actual reinvestment prices. Performance results reflect the Fund’s use of leverage, if any.
(b)	The Fund’s discount to NAV narrowed during the period, which accounts for the difference between performance based on market price and performance based on NAV.
(c)

Morningstar LSTA Leveraged Loan Index (formerly S&P®/LSTA Leveraged Loan Index), an unmanaged market value-weighted index designed to measure the performance of the U.S. leveraged loan market based upon market weightings, spreads and interest payments.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Past performance is not an indication of future results.

The Fund is presenting the performance of one or more indices for informational purposes only. The Fund is actively managed and does not seek to track or replicate the performance of any index. The index performance shown is not intended to be indicative of the Fund’s investment strategies, portfolio components or past or future performance.

More information about the Fund’s historical performance can be found in the “Closed End Funds” section of blackrock.com.

The following discussion relates to the Fund’s absolute performance based on NAV:

What factors influenced performance?

Bank loans performed well in the first half of 2023, as the backdrop of falling inflation and continued economic growth fueled positive returns for the credit-sensitive areas of the fixed-income market.

F U N D S U M M A R Y	9

Fund Summary as of June 30, 2023 (continued)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

From a sector perspective, healthcare, consumer cyclical services and leisure were the largest contributors to absolute performance. In terms of credit ties, B, BB and CCC rated issues contributed to returns, while CC and C rated securities detracted.

The Fund’s practice of maintaining a specified level of monthly distributions to shareholders did not have a material impact on the Fund’s investment strategy.

Describe recent portfolio activity.

The Fund maintained an overweight in CCCs given market pricing and security-specific opportunities. It also maintained an overweight in B rated debt, but it was underweight in B2s and B3s since yield spreads did not reflect the fundamental headwinds for these cohorts. BBs remained a slight overweight.

The Fund continued to use liquid, index-based derivatives in the loan and high yield markets to manage its positioning.

Describe portfolio positioning at period end.

The Fund remained predominately invested in bank loans, with a weighting of over 95% of assets held in the category. The rest of the portfolio was allocated to high yield bonds and cash.

The Fund was overweight in B and CCC rated issues. In the CCC space, it focused on avoiding the lowest-quality and most distressed segments of the market.

The Fund’s sector positioning continued to be largely informed by bottom-up security selection. With that said, top-down considerations have become an increasingly important factor in the current market environment. The investment adviser is particularly cautious on sectors and issuers that have high fixed operating costs, above-average economic sensitivity, limited pricing power, and outsized exposure to wage pressures. The Fund maintained its underweights in the healthcare, transportation services and packaging sectors.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Overview of the Fund’s Total Investments

PORTFOLIO COMPOSITION

Asset Type	Percentage of Total Investments
Floating Rate Loan Interests	96.6%
Corporate Bonds	1.3
Investment Companies	1.2
Other*	0.9

CREDIT QUALITY ALLOCATION

Credit Rating(a)(b)	Percentage of Total Investments
BBB/Baa	7.0%
BB/Ba	26.7
B	56.9
CCC/Caa	5.9
C	—	(c)
N/R(d)	3.5

(a)

For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(b)	Excludes short-term securities.
(c)	Rounds to less than 0.1% of total investments.
(d)

The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of June 30, 2023, the market value of unrated securities deemed by the investment adviser to be investment grade represents less than 1.0% of the Fund’s total investments.

*	Includes one or more investment categories that individually represents less than 1.0% of the Fund’s total investments. Please refer to the Schedule of Investments for details.

10	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of June 30, 2023	BlackRock Income Trust, Inc. (BKT)

Investment Objective

BlackRock Income Trust, Inc.’s (BKT) (the “Fund”) investment objective is to manage a portfolio of high-quality securities to achieve both preservation of capital and high monthly income. The Fund seeks to achieve its investment objective by investing at least 65% of its assets in mortgage-backed securities. The Fund invests at least 80% of its assets in securities that are (i) issued or guaranteed by the U.S. government or one of its agencies or instrumentalities or (ii) rated at the time of investment either AAA by S&P Global Ratings (“S&P”) or Aaa by Moody’s Investors Service, Inc (“Moody’s”). The Fund may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Fund’s investment objective will be achieved.

Fund Information

Symbol on New York Stock Exchange	BKT
Initial Offering Date	July 22, 1988
Current Distribution Rate on Closing Market Price as of June 30, 2023 ($ 12.17)(a)	8.70%
Current Monthly Distribution per Common Share(b)	$0.088200
Current Annualized Distribution per Common Share(b)	$1.058400
Leverage as of June 30, 2023(c)	31%

(a)

Current distribution rate on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. The current distribution rate may consist of income, net realized gains and/or a return of capital. Past performance is not an indication of future results.

(b)	The distribution rate is not constant and is subject to change. A portion of the distribution may be deemed a return of capital or net realized gain.
(c)

Represents reverse repurchase agreements as a percentage of total managed assets, which is the total assets of the Fund (including any assets attributable to any borrowings) minus the sum of its liabilities (other than borrowings representing financial leverage). Does not reflect derivatives or other instruments that may give rise to economic leverage. For a discussion of leveraging techniques utilized by the Fund, please see The Benefits and Risks of Leveraging and Derivative Financial Instruments.

Market Price and Net Asset Value Per Share Summary

	06/30/23	12/31/22	Change	High	Low
Closing Market Price	$12.17	$12.34	(1.38)%	$13.27	$12.12
Net Asset Value	12.74	13.10	(2.75)	13.74	12.72

Performance

Returns for the period ended June 30, 2023 were as follows:

		Average Annual Total Returns

	6-month	1 Year	5 Years	10 Years
Fund at NAV(a)(b)	1.40%	(4.89)%	(0.80)%	0.93%
Fund at Market Price(a)(b)	2.83	(2.94)	(0.01)	1.26
FTSE Mortgage Index(c)	1.54	(1.63)	(0.01)	1.10

(a)	All returns reflect reinvestment of dividends and/or distributions at actual reinvestment prices. Performance results reflect the Fund’s use of leverage, if any.
(b)	The Fund’s discount to NAV narrowed during the period, which accounts for the difference between performance based on market price and performance based on NAV.
(c)	An unmanaged index that includes all outstanding government sponsored fixed rate mortgage-backed securities, weighted in proportion to their current market capitalization.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Past performance is not an indication of future results.

The Fund is presenting the performance of one or more indices for informational purposes only. The Fund is actively managed and does not seek to track or replicate the performance of any index. The index performance shown is not intended to be indicative of the Fund’s investment strategies, portfolio components or past or future performance.

More information about the Fund’s historical performance can be found in the “Closed End Funds” section of blackrock.com.

The following discussion relates to the Fund’s absolute performance based on NAV:

What factors influenced performance?

Performance of the Fund benefited over the period from a substantial allocation to agency mortgage-backed security (“MBS”) derivatives, most notably interest-only positions which have provided a strong source of income. The Fund’s overweight to middle coupons within agency MBS also proved additive.

The Fund’s significant allocation to agency collateralized mortgage obligations (“CMOs”) detracted from performance, as spreads widened for these instruments in the wake of bank failures in March 2023. The negative impact was partially offset by the income generated by this position.

The Fund’s practice of maintaining a specified level of monthly distributions to shareholders did not have a material impact on the Fund’s investment strategy. The distribution policy resulted in return of capital for the period. Refer to the financial highlights in this report for further information about the distributions.

F U N D S U M M A R Y	11

Fund Summary as of June 30, 2023 (continued)	BlackRock Income Trust, Inc. (BKT)

Describe recent portfolio activity.

The Fund held a substantial allocation to agency MBS derivatives and agency CMOs during the reporting period as high quality sources of income. Exposure to agency MBS interest-only instruments was increased based on attractive valuations. The Fund has also continued to hold a substantial allocation to agency MBS pass-throughs, with a focus on specified pool collateral types that offer protection against both extension and call risks under different interest rate scenarios. The Fund also executed a significant rotation into higher coupons within its MBS position to boost income.

The Fund held derivatives during the period as a part of its investment strategy and can sometimes have notional derivative exposure greater than 20%. Derivatives are used by the investment adviser as a means to hedge and/or take outright views on interest rates and/or credit risk positions in the portfolio. Specifically, the portfolio used Treasury futures to express duration bias and curve bias. The Fund also tactically allocated to mortgage derivatives to gain market exposure to specific collateral stories when relative value opportunities present themselves.

Describe portfolio positioning at period end.

At the end of the period, the Fund held a modest allocation to AAA-rated, floating-rate non-agency commercial mortgage-backed securities (“CMBS”) to enhance income. This allocation is focused on single-asset, single-borrower CMBS, which enables the Fund to be more discerning with respect to the underlying collateral. The Fund continues to hold a substantial allocation to agency CMOs and Agency MBS pass-throughs, with a focus on middle coupons.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Overview of the Fund’s Total Investments

PORTFOLIO COMPOSITION

Asset Type(a)	Percentage of Total Investments
U.S. Government Sponsored Agency Securities	89.4%
Non-Agency Mortgage-Backed Securities	10.6
Asset-Backed Securities	—	(b)

CREDIT QUALITY ALLOCATION

Credit Rating(a)(c)	Percentage of Total Investments
AAA/Aaa(d)	22.4%
AA/Aa	77.2
CCC/Caa	—	(b)
N/R	0.4

(a)	Excludes short-term securities.
(b)	Rounds to less than 0.1% of total investments.
(c)

For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(d)	Includes U.S. Government Sponsored Agency Securities which are deemed AAA/Aaa by the investment adviser.

12	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of June 30, 2023	BlackRock Limited Duration Income Trust (BLW)

Investment Objective

BlackRock Limited Duration Income Trust’s (BLW) (the “Fund”) investment objective is to provide current income and capital appreciation. The Fund seeks to achieve its investment objective by investing primarily in three distinct asset classes:

•	intermediate duration, investment grade corporate bonds, mortgage-related securities, asset-backed securities and U.S. Government and agency securities;
•	senior, secured floating rate loans made to corporate and other business entities; and
•

U.S. dollar-denominated securities of U.S. and non-U.S. issuers rated below investment grade at the time of investment or unrated and deemed by the investment adviser to be of comparable quality and, to a limited extent, non-U.S. dollar denominated securities of non-U.S. issuers rated below investment grade or unrated and deemed by the investment adviser to be of comparable quality.

The Fund’s portfolio normally has an average portfolio duration of less than five years (including the effect of anticipated leverage), although it may be longer from time to time depending on market conditions. The Fund may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Fund’s investment objective will be achieved.

Fund Information

Symbol on New York Stock Exchange	BLW
Initial Offering Date	July 30, 2003
Current Distribution Rate on Closing Market Price as of June 30, 2023 ($12.88)(a)	9.14%
Current Monthly Distribution per Common Share(b)	$0.098100
Current Annualized Distribution per Common Share(b)	$1.177200
Leverage as of June 30, 2023(c)	33%

(a)

Current distribution rate on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. The current distribution rate may consist of income, net realized gains and/or a return of capital. Past performance is not an indication of future results.

(b)	The distribution rate is not constant and is subject to change. A portion of the distribution may be deemed a return of capital or net realized gain.
(c)

Represents reverse repurchase agreements as a percentage of total managed assets, which is the total assets of the Fund (including any assets attributable to any borrowings) minus the sum of its liabilities (other than borrowings representing financial leverage). Does not reflect derivatives or other instruments that may give rise to economic leverage. For a discussion of leveraging techniques utilized by the Fund, please see The Benefits and Risks of Leveraging and Derivative Financial Instruments.

Market Price and Net Asset Value Per Share Summary

	06/30/23	12/31/22	Change	High	Low
Closing Market Price	$12.88	$13.07	(1.45)%	$14.10	$12.46
Net Asset Value	13.64	13.51	0.96	14.26	13.36

Performance

Returns for the period ended June 30, 2023 were as follows:

		Average Annual Total Returns

	6-month	1 Year	5 Years	10 Years
Fund at NAV(a)(b)	5.54%	10.54%	3.75%	5.32%
Fund at Market Price(a)(b)	3.01	11.32	4.84	4.63
Reference Benchmark(c)	4.43	6.81	3.04	3.37
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index(d)	5.38	9.07	3.34	4.43
Morningstar LSTA Leveraged Loan Index(e)	6.48	10.71	4.13	4.07

BATS S Benchmark(f)	1.44	0.72	1.44	1.48

(a)	All returns reflect reinvestment of dividends and/or distributions at actual reinvestment prices. Performance results reflect the Fund’s use of leverage, if any.
(b)	The Fund’s discount to NAV widened during the period, which accounts for the difference between performance based on market price and performance based on NAV.
(c)

The Reference Benchmark is comprised of the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index (33.33%), the Morningstar LSTA Leveraged Loan Index (formerly S&P®/LSTA Leveraged Loan Index) (33.33%), and the BATS S Benchmark (33.34%). The Reference Benchmark’s index content and weightings may have varied over past periods.

(d)

An unmanaged index comprised of issuers that meet the following criteria: at least $150 million par value outstanding; maximum credit rating of Ba1; at least one year to maturity; and no issuer represents more than 2% of the index.

(e)

Morningstar LSTA Leveraged Loan Index (formerly S&P®/LSTA Leveraged Loan Index), an unmanaged market value-weighted index designed to measure the performance of the U.S. leveraged loan market based upon market weightings, spreads and interest payments.

(f)

A composite index comprised of Bloomberg ABS 1-3 Year AAA Rated ex Home Equity Index, Bloomberg Corporate 1-5 year Index, Bloomberg CMBS Investment Grade 1-3.5 Yr. Index, Bloomberg MBS 15 Yr Index and Bloomberg Credit Ex-Corporate 1-5 Yr Index.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Past performance is not an indication of future results.

F U N D S U M M A R Y	13

Fund Summary as of June 30, 2023 (continued)	BlackRock Limited Duration Income Trust (BLW)

The Fund is presenting the performance of one or more indices for informational purposes only. The Fund is actively managed and does not seek to track or replicate the performance of any index. The index performance shown is not intended to be indicative of the Fund’s investment strategies, portfolio components or past or future performance.

More information about the Fund’s historical performance can be found in the “Closed End Funds” section of blackrock.com.

The following discussion relates to the Fund’s absolute performance based on NAV:

What factors influenced performance?

Exposure to a range of credit-oriented sectors including bank loans, high yield corporate bonds, investment grade corporate bonds and emerging market bonds led contributions to the Fund’s performance. Holdings of securitized assets that trade at a yield spread relative to U.S. Treasuries including mortgage-backed securities (“MBS”), asset-backed securities (“ABS”) and commercial mortgage-backed securities (“CMBS”) also proved additive.

The Fund utilized derivatives during the period including Treasury futures, currency forwards, currency options, interest rate swaps and credit default swaps. Derivative securities were employed primarily to adjust duration (sensitivity to interest rate changes) and yield curve exposure, as well as to hedge credit and currency risk. Currency forwards were used to provide the portfolio with active currency exposure. The Fund’s use of derivatives detracted from performance during the period.

Describe recent portfolio activity.

Over the reporting period, the Fund reduced exposure to riskier assets such as high yield corporate and emerging market bonds in anticipation of a potential economic slowdown. The increased focus on quality was also reflected in increased allocations to investment grade corporate bonds and agency MBS. As interest rate volatility declined late in the reporting period, MBS became more attractive. The Fund continued to favor agency MBS as a high-quality source of income as well as due to more attractive valuations driven by the spike in interest rate volatility in March 2023 and MBS selling by regional banks. The Fund remained cautious on credit risk but opportunistically added senior debt from larger, well-capitalized banks.

The Fund’s practice of maintaining a specified level of monthly distributions to shareholders did not have a material impact on the Fund’s investment strategy.

Describe portfolio positioning at period end.

At period end, the Fund maintained diversified exposure to non-government spread sectors including high yield and investment grade corporate bonds, bank loans, CMBS, ABS, agency and non-agency residential MBS, emerging market debt and foreign sovereign debt. The Fund was positioned with an overweight to duration and corresponding interest rate sensitivity versus the benchmark on the belief that with inflation moderating the Fed is poised to pause its tightening of monetary policy.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Overview of the Fund’s Total Investments

PORTFOLIO COMPOSITION

Asset Type	Percentage of Total Investments
Corporate Bonds	47.4%
Floating Rate Loan Interests	37.8
Asset-Backed Securities	4.5
U.S. Government Sponsored Agency Securities	3.7
Preferred Securities	3.3
Non-Agency Mortgage-Backed Securities	2.1
Other*	1.2

CREDIT QUALITY ALLOCATION

Credit Rating(a)(b)	Percentage of Total Investments
AAA/Aaa(c)	5.6%
AA/Aa	0.6
A	1.5
BBB/Baa	11.9
BB/Ba	31.6
B	39.7
CCC/Caa	5.9
CC	0.4
C	—	(d)
N/R(e)	2.8

(a)

For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(b)	Excludes short-term securities.
(c)	Includes U.S. Government Sponsored Agency Securities which are deemed AAA/Aaa by the investment adviser.
(d)	Rounds to less than 0.1% of total investments.
(e)

The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of June 30, 2023, the market value of unrated securities deemed by the investment adviser to be investment grade represents less than 1.0% of the Fund’s total investments.

*	Includes one or more investment categories that individually represents less than 1.0% of the Fund’s total investments. Please refer to the Schedule of Investments for details.

14	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) June 30, 2023	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities
Golub Capital Partners CLO 66B Ltd., Series 2023-66, Class D, (3-mo. CME Term SOFR + 5.50%), 10.48%, 04/25/36(a)(b)	USD	1,000	$998,106
Pikes Peak CLO Ltd., Series 2023-14, Class D, (3-mo. CME Term SOFR + 5.45%), 10.51%, 04/20/36(a)(b)		1,000	1,000,956
Symphony CLO 38 Ltd., Series 2023-38, Class D, (3-mo. CME Term SOFR + 5.20%), 10.02%, 04/24/36(a)(b)		1,000	983,157
Unique Pub Finance Co. PLC(c)
Series A4, 5.66%, 06/30/27	GBP	32	40,449
Series N, 6.46%, 03/30/32		100	121,685
Whitebox CLO IV Ltd., Series 2023-4A, Class D, (3-mo. CME Term SOFR + 5.15%), 9.93%, 04/20/36(a)(b)	USD	1,000	1,000,292

Total Asset-Backed Securities — 0.8% (Cost: $4,189,153)			4,144,645

		Shares

Common Stocks

Construction & Engineering — 0.0%
McDermott International Ltd.(d)		141,483	25,467

Electrical Equipment — 0.0%
SunPower Corp.(d)		1,707	16,728

Energy Equipment & Services — 0.0%
Project Investor Holdings LLC, (Acquired 02/12/19, Cost: $0)(e)(f)		7,288	—

Financial Services — 0.1%
NMG Parent LLC		1,477	182,163

Industrial Conglomerates — 0.0%
Ameriforge Group, Inc.		1,664	17

Oil, Gas & Consumable Fuels — 0.0%
Kcad Holdings I Ltd.(e)		1,075,282,733	10,752

Semiconductors & Semiconductor Equipment — 0.0%
Maxeon Solar Technologies Ltd.(d)		213	5,998

Total Common Stocks — 0.1% (Cost: $13,610,630)			241,125

		Par (000)

Corporate Bonds

Aerospace & Defense — 0.6%
Bombardier, Inc.(b)
7.50%, 03/15/25	USD	5	5,009
7.13%, 06/15/26		380	377,440
7.88%, 04/15/27		130	129,665
6.00%, 02/15/28		206	194,691
7.50%, 02/01/29		119	117,613
F-Brasile SpA/F-Brasile U.S. LLC, Series XR, 7.38%, 08/15/26(b)		200	181,000
Rolls-Royce PLC, 5.75%, 10/15/27(b)		200	195,551

Security		Par (000)	Value

Aerospace & Defense (continued)
Spirit AeroSystems, Inc.(b)
7.50%, 04/15/25	USD	10	$9,881
9.38%, 11/30/29		161	172,362
TransDigm, Inc.
6.25%, 03/15/26(b)		929	924,460
6.38%, 06/15/26		15	14,805
7.50%, 03/15/27		33	33,047
6.75%, 08/15/28(b)		603	605,285
Triumph Group, Inc., 9.00%, 03/15/28(b)		221	225,650

			3,186,459

Air Freight & Logistics — 0.0%
XPO, Inc., 6.25%, 06/01/28(b)		36	35,396

Automobile Components — 0.4%
Clarios Global LP, 6.75%, 05/15/25(b)		618	618,378
Clarios Global LP/Clarios U.S. Finance Co.
6.25%, 05/15/26(b)		271	269,255
8.50%, 05/15/27(b)		613	614,003
6.75%, 05/15/28		200	199,301
Dana Financing Luxembourg SARL, 8.50%, 07/15/31(c)	EUR	100	112,557
Dealer Tire LLC/DT Issuer LLC, 8.00%, 02/01/28(b)	USD	12	10,932
Forvia, 3.75%, 06/15/28(c)	EUR	100	98,794
Goodyear Tire & Rubber Co.
9.50%, 05/31/25	USD	22	22,497
5.00%, 07/15/29		26	23,445
5.63%, 04/30/33		30	26,117
Titan International, Inc., 7.00%, 04/30/28		18	16,829
ZF Finance GmbH, 5.75%, 08/03/26(c)	EUR	100	109,375

			2,121,483

Automobiles — 0.3%
Asbury Automotive Group, Inc.
4.50%, 03/01/28	USD	35	32,088
5.00%, 02/15/32(b)		73	63,561
Ford Motor Co.
4.35%, 12/08/26		9	8,698
3.25%, 02/12/32		115	90,469
6.10%, 08/19/32		180	174,448
Ford Motor Credit Co. LLC
3.81%, 01/09/24		200	197,150
4.95%, 05/28/27		255	240,538
4.87%, 08/03/27	EUR	100	106,960
6.80%, 05/12/28	USD	208	208,191
7.35%, 03/06/30		200	204,248
Ken Garff Automotive LLC, 4.88%, 09/15/28(b)		39	34,301
LCM Investments Holdings II LLC, 4.88%, 05/01/29(b)		90	77,017
Lithia Motors, Inc., 3.88%, 06/01/29(b)		42	36,492
MajorDrive Holdings IV LLC, 6.38%, 06/01/29(b)		59	46,847
NM Holdings Co. LLC(d)(e)(g)
12.00%, 06/01/09		5,150	—
Series B, 9.50%, 07/01/05		5,125	1
RCI Banque SA, (5-year EUR Swap + 2.85%), 2.63%, 02/18/30(a)(c)	EUR	100	101,272
Wabash National Corp., 4.50%, 10/15/28(b)	USD	70	60,698

			1,682,979

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) June 30, 2023	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Banks — 0.1%
Banco BPM SpA, (3-mo. EURIBOR + 2.80%), 6.00%, 06/14/28	EUR	150	$162,540
Banco Espirito Santo SA(d)(g) 2.63%, 05/08/17(c)		100	25,098
4.75%, 01/15/18(a)		200	50,195
4.00%, 01/21/19		100	25,097
Citigroup, Inc., (1-day SOFR + 2.66%), 6.17%, 05/25/34	USD	105	105,915

			368,845

Beverages — 0.4%
ARD Finance SA, (6.50% Cash or 7.25% PIK), 6.50%, 06/30/27(b)(h)		200	162,029
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC(b) 6.00%, 06/15/27		200	196,473
4.00%, 09/01/29		285	225,718
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 2.13%, 08/15/26(c)	EUR	100	96,855
Ball Corp. 6.00%, 06/15/29	USD	49	48,633
3.13%, 09/15/31		95	78,144
Mauser Packaging Solutions Holding Co.(b) 7.88%, 08/15/26		724	719,300
9.25%, 04/15/27		22	20,306
Owens-Brockway Glass Container, Inc., 6.63%, 05/13/27(b)		10	9,902
Trivium Packaging Finance BV, 8.50%, 08/15/27(b)		247	237,766

			1,795,126

Broadline Retail — 0.0%
NMG Holding Co., Inc./Neiman Marcus Group LLC, 7.13%, 04/01/26(b)		38	35,370

Building Materials — 0.3%
Camelot Return Merger Sub, Inc., 8.75%, 08/01/28(b)		67	63,315
Emerald Debt Merger Sub LLC 6.38%, 12/15/30(c)	EUR	100	108,711
6.63%, 12/15/30(b)	USD	647	641,339
Jeld-Wen, Inc., 4.63%, 12/15/25(b)		41	39,719
Masonite International Corp.(b) Class C, 5.38%, 02/01/28		45	42,895
Class C, 3.50%, 02/15/30		69	57,959
New Enterprise Stone & Lime Co., Inc.(b) 5.25%, 07/15/28		26	23,661
9.75%, 07/15/28		38	36,658
Smyrna Ready Mix Concrete LLC, 6.00%, 11/01/28(b)		126	118,823
Standard Industries, Inc.
2.25%, 11/21/26(c)	EUR	100	96,732
5.00%, 02/15/27(b)	USD	45	42,887
4.75%, 01/15/28(b)		12	11,175
4.38%, 07/15/30(b)		182	157,630
3.38%, 01/15/31(b)		31	24,956
Summit Materials LLC/Summit Materials Finance Corp., 5.25%, 01/15/29(b)		124	117,151

			1,583,611

Building Products(b) — 0.3%
Advanced Drainage Systems, Inc.
5.00%, 09/30/27		29	27,446

Security		Par (000)	Value

Building Products (continued)
Advanced Drainage Systems, Inc. (continued)
6.38%, 06/15/30	USD	95	$93,981
Beacon Roofing Supply, Inc., 4.13%, 05/15/29		39	34,515
Foundation Building Materials, Inc., 6.00%, 03/01/29		24	20,040
GYP Holdings III Corp., 4.63%, 05/01/29		109	95,920
Specialty Building Products Holdings LLC/SBP Finance Corp., 6.38%, 09/30/26		27	25,510
SRS Distribution, Inc.
4.63%, 07/01/28		207	184,804
6.13%, 07/01/29		116	100,181
6.00%, 12/01/29		168	144,992
White Cap Buyer LLC, 6.88%, 10/15/28		546	494,813
White Cap Parent LLC, (8.25% Cash or 9.00% PIK), 8.25%, 03/15/26(h)		75	71,845

			1,294,047

Capital Markets — 0.3%
AG TTMT Escrow Issuer LLC, 8.63%, 09/30/27(b.		150	153,745
Blackstone Private Credit Fund
7.05%, 09/29/25		25	24,935
3.25%, 03/15/27		24	20,739
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29(b)		65	56,974
GLP Capital LP/GLP Financing II, Inc., 3.25%, 01/15/32		160	129,186
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.75%, 09/15/24		101	96,502
6.25%, 05/15/26		19	17,292
5.25%, 05/15/27		110	94,864
4.38%, 02/01/29		87	68,356
Morgan Stanley, (5-year CMT + 2.43%), 5.95%, 01/19/38(a)		30	29,611
NFP Corp.(b)
4.88%, 08/15/28		158	141,123
6.88%, 08/15/28		427	370,645
7.50%, 10/01/30		34	32,919
Northern Trust Corp., 6.13%, 11/02/32		52	53,911
Owl Rock Capital Corp., 3.40%, 07/15/26		21	18,601
Owl Rock Core Income Corp.
5.50%, 03/21/25		55	52,925
3.13%, 09/23/26		12	10,340
7.75%, 09/16/27(b)		58	57,707

			1,430,375

Chemicals — 0.5%
Ashland LLC, 3.38%, 09/01/31(b)		48	38,340
Avient Corp., 7.13%, 08/01/30(b)		39	39,446
Axalta Coating Systems LLC, 3.38%, 02/15/29(b)		150	127,688
Chemours Co.(b)
5.75%, 11/15/28		50	45,944
4.63%, 11/15/29		24	20,283
Element Solutions, Inc., 3.88%, 09/01/28(b)		498	434,443
HB Fuller Co., 4.25%, 10/15/28		35	31,151
Herens Holdco SARL, 4.75%, 05/15/28(b)		200	155,000
Illuminate Buyer LLC/Illuminate Holdings IV, Inc., 9.00%, 07/01/28(b)		184	160,330
Ingevity Corp., 3.88%, 11/01/28(b)		23	19,637
Kobe U.S. Midco 2, Inc., (9.25% Cash or 10.00% PIK), 9.25%, 11/01/26(b)(h)		82	54,120

16	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2023	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Chemicals (continued)
LSF11 A5 HoldCo LLC, 6.63%, 10/15/29(b)	USD	42	$35,078
Minerals Technologies, Inc., 5.00%, 07/01/28(b)		55	50,050
Olympus Water U.S. Holding Corp., 9.63%, 11/15/28(c)	EUR	100	104,755
Scotts Miracle-Gro Co., 4.38%, 02/01/32	USD	65	51,180
SK Invictus Intermediate II SARL, 5.00%, 10/30/29(b)		154	122,373
WESCO Distribution, Inc.(b)
7.13%, 06/15/25		49	49,516
7.25%, 06/15/28		153	156,069
WR Grace Holdings LLC(b)
4.88%, 06/15/27		55	51,009
5.63%, 08/15/29		974	797,998
7.38%, 03/01/31		48	47,039

			2,591,449

Commercial Services & Supplies(b) — 0.4%
ADT Security Corp.
4.13%, 08/01/29		9	7,774
4.88%, 07/15/32		11	9,405
AMN Healthcare, Inc., 4.00%, 04/15/29		28	24,418
APX Group, Inc.
6.75%, 02/15/27		64	62,719
5.75%, 07/15/29		86	74,640
Fortress Transportation and Infrastructure Investors LLC
6.50%, 10/01/25		146	143,834
9.75%, 08/01/27		51	52,671
5.50%, 05/01/28		215	196,726
Garda World Security Corp., 9.50%, 11/01/27		16	15,457
Herc Holdings, Inc., 5.50%, 07/15/27		119	114,019
Hertz Corp., 5.00%, 12/01/29		76	62,824
LABL, Inc., 9.50%, 11/01/28		117	119,034
Metis Merger Sub LLC, 6.50%, 05/15/29		39	33,642
NESCO Holdings II, Inc., 5.50%, 04/15/29		74	66,230
Prime Security Services Borrower LLC/Prime Finance, Inc.
5.75%, 04/15/26		40	39,265
6.25%, 01/15/28		353	330,691
Sotheby’s/Bidfair Holdings, Inc., 5.88%, 06/01/29		202	157,055
United Rentals North America, Inc., 6.00%, 12/15/29		383	382,058
Williams Scotsman International, Inc.
6.13%, 06/15/25		49	48,636
4.63%, 08/15/28		74	67,641

			2,008,739

Communications Equipment(b) — 0.1%
CommScope Technologies LLC, 6.00%, 06/15/25		153	142,607
CommScope, Inc.
8.25%, 03/01/27		35	27,999
7.13%, 07/01/28		58	41,180
4.75%, 09/01/29		161	126,932
Viasat, Inc.
5.63%, 09/15/25		132	127,907
5.63%, 04/15/27		21	19,607
Viavi Solutions, Inc., 3.75%, 10/01/29		81	68,826

			555,058

Construction Materials(b) — 0.0%
American Builders & Contractors Supply Co., Inc., 3.88%, 11/15/29		10	8,537

Security		Par (000)	Value

Construction Materials (continued)
BCPE Empire Holdings, Inc., 7.63%, 05/01/27	USD	82	$76,260
H&E Equipment Services, Inc., 3.88%, 12/15/28		20	17,316
Resideo Funding, Inc., 4.00%, 09/01/29		18	14,933
Ritchie Bros Holdings, Inc., 6.75%, 03/15/28		20	20,158

			137,204

Consumer Discretionary(b) — 0.6%
APi Group DE, Inc.
4.13%, 07/15/29		67	57,787
4.75%, 10/15/29		32	28,819
Carnival Corp.
10.50%, 02/01/26		171	179,757
7.63%, 03/01/26		49	47,991
5.75%, 03/01/27		356	327,730
9.88%, 08/01/27		99	103,122
4.00%, 08/01/28		91	80,673
6.00%, 05/01/29		154	137,496
Carnival Holdings Bermuda Ltd., 10.38%, 05/01/28		488	533,740
CoreLogic, Inc., 4.50%, 05/01/28		185	149,156
Legends Hospitality Holding Co. LLC/Legends Hospitality Co.-Issuer, Inc., 5.00%, 02/01/26		52	46,800
Life Time, Inc.
5.75%, 01/15/26		101	98,428
8.00%, 04/15/26		81	79,978
Lindblad Expeditions LLC, 6.75%, 02/15/27		100	95,250
NCL Corp. Ltd.
5.88%, 03/15/26		110	102,912
8.38%, 02/01/28		37	38,663
7.75%, 02/15/29		14	13,297
NCL Finance Ltd., 6.13%, 03/15/28		46	41,401
Neptune Bidco U.S., Inc., 9.29%, 04/15/29		88	80,785
Royal Caribbean Cruises Ltd.
11.50%, 06/01/25		70	74,270
4.25%, 07/01/26		24	22,031
5.50%, 08/31/26		40	37,924
5.38%, 07/15/27		43	40,207
11.63%, 08/15/27		56	60,897
5.50%, 04/01/28		58	54,087
8.25%, 01/15/29		62	65,100
9.25%, 01/15/29		113	120,392
7.25%, 01/15/30		67	67,861
Viking Cruises Ltd.
5.88%, 09/15/27		58	53,309
9.13%, 07/15/31		153	154,530
Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/29		45	41,175

			3,035,568

Consumer Finance — 0.4%
Block, Inc.
2.75%, 06/01/26		175	159,336
3.50%, 06/01/31		208	172,270
Capital One Financial Corp.(a)
(1-day SOFR + 2.64%), 6.31%, 06/08/29		35	34,764
(1-day SOFR + 2.86%), 6.38%, 06/08/34		25	24,821
Discover Financial Services, 6.70%, 11/29/32		30	30,907
Global Payments, Inc.
3.20%, 08/15/29		181	157,322
5.40%, 08/15/32		28	27,284
Navient Corp.
7.25%, 09/25/23		3	3,000

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) June 30, 2023	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Consumer Finance (continued)
Navient Corp. (continued)
5.88%, 10/25/24	USD	77	$75,673
5.50%, 03/15/29		66	56,270
9.38%, 07/25/30		38	37,797
OneMain Finance Corp.
6.88%, 03/15/25		20	19,803
7.13%, 03/15/26		7	6,877
6.63%, 01/15/28		8	7,546
5.38%, 11/15/29		139	118,171
4.00%, 09/15/30		76	58,520
Sabre Global, Inc.(b)
9.25%, 04/15/25		10	9,326
7.38%, 09/01/25		63	55,919
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 4.63%, 11/01/26(b)		167	156,608
SLM Corp., 3.13%, 11/02/26		56	48,440
Verscend Escrow Corp., 9.75%, 08/15/26(b)		741	743,291

			2,003,945

Consumer Staples Distribution & Retail(b) — 0.2%
Albertsons Cos., Inc./Safeway, Inc./New
Albertsons LP/Albertsons LLC
3.25%, 03/15/26		12	11,083
4.63%, 01/15/27		21	19,898
5.88%, 02/15/28		107	103,976
6.50%, 02/15/28		38	38,063
3.50%, 03/15/29		35	30,297
4.88%, 02/15/30		122	112,633
Darling Ingredients, Inc., 6.00%, 06/15/30		94	91,806
Lamb Weston Holdings, Inc.
4.88%, 05/15/28		7	6,704
4.13%, 01/31/30		113	100,990
4.38%, 01/31/32		90	80,395
Performance Food Group, Inc., 4.25%, 08/01/29		146	129,985
Post Holdings, Inc.
5.50%, 12/15/29		11	10,150
4.63%, 04/15/30		36	31,549
4.50%, 09/15/31		24	20,497
U.S. Foods, Inc.
6.25%, 04/15/25		51	50,979
4.75%, 02/15/29		73	66,835
4.63%, 06/01/30		13	11,651
United Natural Foods, Inc., 6.75%, 10/15/28		26	21,551

			939,042

Containers & Packaging — 0.1%
Clydesdale Acquisition Holdings, Inc.(b)
6.63%, 04/15/29		137	130,657
8.75%, 04/15/30		178	157,125
Crown European Holdings SA, 5.00%, 05/15/28	EUR	100	110,075
LABL, Inc., 5.88%, 11/01/28(b)	USD	68	61,845
Owens-Brockway Glass Container, Inc., 7.25%, 05/15/31		59	59,737
Sealed Air Corp., 4.00%, 12/01/27(b)		61	55,677
Sealed Air Corp./Sealed Air Corp. U.S., 6.13%, 02/01/28(b)		44	43,676
Trident TPI Holdings, Inc., 12.75%, 12/31/28		27	27,999

			646,791

Security		Par (000)	Value

Diversified Consumer Services — 0.4%
Allied Universal Holdco LLC/Allied Universal Finance Corp.(b)
6.63%, 07/15/26	USD	305	$289,428
9.75%, 07/15/27		118	104,307
6.00%, 06/01/29		323	238,343
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL, 4.63%, 06/01/28(b)		400	337,544
Brink’s Co., 5.50%, 07/15/25(b)		15	14,822
Clarivate Science Holdings Corp.(b)
3.88%, 07/01/28		342	303,164
4.88%, 07/01/29		153	135,727
Garda World Security Corp.(b)
4.63%, 02/15/27		44	40,260
7.75%, 02/15/28		140	138,967
Macquarie Airfinance Holdings Ltd., 8.38%, 05/01/28		28	28,390
Rekeep SpA, 7.25%, 02/01/26(c)	EUR	100	102,004
Service Corp. International, 3.38%, 08/15/30	USD	144	120,427
Sotheby’s, 7.38%, 10/15/27(b)		200	179,879

			2,033,262

Diversified REITs — 0.2%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC, 4.50%, 04/01/27(b)		51	42,950
Global Net Lease, Inc./Global Net Lease Operating Partnership LP, 3.75%, 12/15/27(b)		35	25,676
HAT Holdings I LLC/HAT Holdings II LLC, 3.38%, 06/15/26(b)		59	52,878
Iron Mountain, Inc., 5.63%, 07/15/32(b)		44	39,361
MPT Operating Partnership LP/MPT Finance Corp.
4.63%, 08/01/29		178	134,561
3.50%, 03/15/31		232	159,852
RHP Hotel Properties LP/RHP Finance Corp.
4.75%, 10/15/27		23	21,413
7.25%, 07/15/28		86	86,880
4.50%, 02/15/29(b)		140	123,900
RLJ Lodging Trust LP, 4.00%, 09/15/29(b)		74	61,974
Service Properties Trust, 7.50%, 09/15/25		25	24,550
VICI Properties LP/VICI Note Co., Inc., 3.88%, 02/15/29(b)		16	14,041

			788,036

Diversified Telecommunication Services — 0.4%
British Telecommunications PLC, (5-year UK Government Bond + 3.82%), 8.38%, 12/20/83	GBP	100	124,672
Level 3 Financing, Inc.(b)
3.40%, 03/01/27	USD	235	199,398
10.50%, 05/15/30		258	261,775
Lumen Technologies, Inc., 4.00%, 02/15/27(b)		276	205,678
SoftBank Group Corp., 3.13%, 09/19/25(c)	EUR	100	102,300
Telecom Italia Capital SA
6.38%, 11/15/33	USD	53	44,961
6.00%, 09/30/34		132	106,452
7.20%, 07/18/36		10	8,595
7.72%, 06/04/38		19	16,800

18	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2023	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Diversified Telecommunication Services (continued)
Zayo Group Holdings, Inc.(b)
4.00%, 03/01/27	USD	890	$628,566
6.13%, 03/01/28		372	232,451

			1,931,648

Electric Utilities — 0.1%
Edison International, Series A, (5-year CMT + 4.70%), 5.38%(a)(i)		100	87,390
FirstEnergy Transmission LLC(b)
5.45%, 07/15/44		115	106,341
4.55%, 04/01/49		21	17,519
Pacific Gas and Electric Co.
6.10%, 01/15/29		65	63,954
6.40%, 06/15/33		90	89,507
6.75%, 01/15/53		45	44,410
Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 08/15/28(b)		32	29,227
Texas Competitive Electric Holdings, 1.00%, 10/10/19(a)(d)(e)(g)		2,375	—
Vistra Operations Co. LLC(b)
5.50%, 09/01/26		5	4,811
5.63%, 02/15/27		41	39,298
5.00%, 07/31/27		5	4,680

			487,137

Electrical Equipment(b) — 0.1%
Gates Global LLC/Gates Corp., 6.25%, 01/15/26		263	258,793
GrafTech Finance, Inc., 4.63%, 12/15/28		33	26,813
Regal Rexnord Corp.
6.05%, 02/15/26		30	30,038
6.05%, 04/15/28		184	182,658
6.30%, 02/15/30		70	69,793
6.40%, 04/15/33		70	69,941

			638,036

Electronic Equipment, Instruments & Components — 0.2%
BWX Technologies, Inc.(b)
4.13%, 06/30/28		86	78,462
4.13%, 04/15/29		57	51,443
CDW LLC/CDW Finance Corp., 3.25%, 02/15/29		32	27,419
Imola Merger Corp., 4.75%, 05/15/29(b)		186	161,765
Vertiv Group Corp., 4.13%, 11/15/28(b)		980	882,954

			1,202,043

Energy Equipment & Services — 0.2%
Archrock Partners LP/Archrock Partners Finance Corp.(b)
6.88%, 04/01/27		225	216,000
6.25%, 04/01/28		37	34,738
Enerflex Ltd., 9.00%, 10/15/27(b)		83	80,756
Noble Finance II LLC, 8.00%, 04/15/30		85	86,418
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 04/01/26		111	108,735
6.88%, 09/01/27		183	174,746
Valaris Ltd., 8.38%, 04/30/30		136	136,457
Vallourec SA, 8.50%, 06/30/26(c)	EUR	9	9,811
Weatherford International Ltd.(b)
6.50%, 09/15/28	USD	57	57,245
8.63%, 04/30/30		61	61,930

			966,836

Security		Par (000)	Value

Environmental, Maintenance & Security Service — 0.2%
Clean Harbors, Inc., 6.38%, 02/01/31(b)	USD	30	$30,188
Covanta Holding Corp.
4.88%, 12/01/29(b)		43	37,195
5.00%, 09/01/30		21	17,811
GFL Environmental, Inc.(b)
4.25%, 06/01/25		4	3,860
3.75%, 08/01/25		45	42,812
5.13%, 12/15/26		113	109,021
4.00%, 08/01/28		8	7,152
3.50%, 09/01/28		53	47,169
4.75%, 06/15/29		199	181,809
4.38%, 08/15/29		44	39,175
Stericycle, Inc., 3.88%, 01/15/29(b)		49	43,507
Tervita Corp., 11.00%, 12/01/25(b)		25	26,521
Waste Pro USA, Inc., 5.50%, 02/15/26(b)		189	175,203

			761,423

Financial Services — 0.3%
Acuris Finance U.S., Inc./Acuris Finance SARL, 5.00%, 05/01/28(b)		200	154,797
Bank of America Corp., (1-day SOFR + 1.99%), 6.20%, 11/10/28(a)		113	116,147
Citigroup, Inc., Series Y, (5-year CMT + 3.00%), 4.15%(a)(i)		10	8,045
Enact Holdings, Inc., 6.50%, 08/15/25(b)		129	126,720
GGAM Finance Ltd.(b)
7.75%, 05/15/26		11	11,041
8.00%, 06/15/28		11	11,006
Global Aircraft Leasing Co. Ltd., (6.50% Cash or 7.25% PIK), 6.50%, 09/15/24(b)(h)		26	23,320
Home Point Capital, Inc., 5.00%, 02/01/26(b)		199	178,420
Intrum AB, 4.88%, 08/15/25(c)	EUR	100	90,098
Jefferies Finance LLC/JFIN Co.-Issuer Corp., 5.00%, 08/15/28(b)	USD	200	163,963
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.(b)
5.25%, 10/01/25		12	11,332
4.75%, 06/15/29		22	17,905
MGIC Investment Corp., 5.25%, 08/15/28		47	44,333
Nationstar Mortgage Holdings, Inc.(b)
6.00%, 01/15/27		54	50,235
5.75%, 11/15/31		70	57,501
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 2.88%, 10/15/26(b)		184	162,840
Spectrum Brands, Inc.(b)
5.00%, 10/01/29		8	7,141
5.50%, 07/15/30		50	45,625

			1,280,469

Food Products — 0.2%
Aramark International Finance SARL, 3.13%, 04/01/25(c)	EUR	100	104,630
Aramark Services, Inc.(b)
5.00%, 04/01/25	USD	15	14,780
6.38%, 05/01/25		69	68,936
5.00%, 02/01/28		124	116,875
Chobani LLC/Chobani Finance Corp., Inc.(b) 7.50%, 04/15/25		326	324,374

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) June 30, 2023	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Food Products (continued)
Chobani LLC/Chobani Finance Corp., Inc.(b) (continued)
4.63%, 11/15/28	USD	264	$240,240
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.63%, 03/01/29(b)		60	48,073

			917,908

Gas Utilities — 0.0%
Howard Midstream Energy Partners LLC, 8.88%, 07/15/28		67	67,335
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 06/01/31(b)		29	24,277

			91,612

Health Care Equipment & Supplies(b) — 0.0%
Avantor Funding, Inc.
4.63%, 07/15/28		114	105,669
3.88%, 11/01/29		61	53,407
Embecta Corp., 6.75%, 02/15/30		24	21,508
Garden Spinco Corp., 8.63%, 07/20/30		64	68,784

			249,368

Health Care Providers & Services — 0.6%
Acadia Healthcare Co., Inc., 5.00%, 04/15/29(b)		64	59,014
AdaptHealth LLC(b)
6.13%, 08/01/28		24	20,789
5.13%, 03/01/30		9	7,290
AHP Health Partners, Inc., 5.75%, 07/15/29(b)		105	90,534
Cano Health LLC, 6.25%, 10/01/28(b)		25	15,625
Centene Corp.
2.45%, 07/15/28		57	48,721
3.00%, 10/15/30		160	133,328
2.50%, 03/01/31		68	54,228
2.63%, 08/01/31		2	1,594
CHS/Community Health Systems, Inc.(b)
6.00%, 01/15/29		164	137,965
5.25%, 05/15/30		162	127,612
4.75%, 02/15/31		41	30,987
Encompass Health Corp.
4.50%, 02/01/28		5	4,652
4.75%, 02/01/30		137	124,739
4.63%, 04/01/31		81	71,803
HealthEquity, Inc., 4.50%, 10/01/29(b)		171	150,708
Legacy LifePoint Health LLC(b)
6.75%, 04/15/25		163	151,398
4.38%, 02/15/27		47	36,367
Medline Borrower LP(b)
3.88%, 04/01/29		116	100,811
5.25%, 10/01/29		712	617,802
ModivCare, Inc., 5.88%, 11/15/25(b)		81	75,017
Molina Healthcare, Inc.(b)
4.38%, 06/15/28		24	22,124
3.88%, 11/15/30		39	33,507
3.88%, 05/15/32		53	44,433
Surgery Center Holdings, Inc.(b)
6.75%, 07/01/25		73	72,740
10.00%, 04/15/27		111	113,498
Teleflex, Inc.
4.63%, 11/15/27		6	5,655
4.25%, 06/01/28(b)		31	28,326

Security		Par (000)	Value

Health Care Providers & Services (continued)
Tenet Healthcare Corp.
4.88%, 01/01/26	USD	244	$237,653
6.25%, 02/01/27		89	88,089
5.13%, 11/01/27		8	7,637
6.13%, 10/01/28		55	52,949
6.13%, 06/15/30		59	58,156
6.75%, 05/15/31		376	376,916

			3,202,667

Health Care Technology(b) — 0.1%
AthenaHealth Group, Inc., 6.50%, 02/15/30		464	390,521
Catalent Pharma Solutions, Inc.
5.00%, 07/15/27		85	77,978
3.13%, 02/15/29		4	3,252
3.50%, 04/01/30		49	39,690
Charles River Laboratories International, Inc.
4.25%, 05/01/28		46	42,116
4.00%, 03/15/31		11	9,554
Fortrea Holdings, Inc., 7.50%, 07/01/30		50	51,199

			614,310

Hotels, Restaurants & Leisure — 1.0%
Boyd Gaming Corp.
4.75%, 12/01/27		46	43,584
4.75%, 06/15/31(b)		39	34,841
Boyne USA, Inc., 4.75%, 05/15/29(b)		109	98,226
Burger King (Restaurant Brands International, Inc.)/New Red Finance, Inc.(b)
3.88%, 01/15/28		41	37,481
4.38%, 01/15/28		77	71,084
4.00%, 10/15/30		35	29,954
Caesars Entertainment, Inc.(b)
6.25%, 07/01/25		366	364,305
8.13%, 07/01/27		304	311,135
4.63%, 10/15/29		438	382,466
7.00%, 02/15/30		395	396,675
Caesars Resort Collection LLC/CRC Finco, Inc., 5.75%, 07/01/25(b)		45	45,532
CCM Merger, Inc., 6.38%, 05/01/26(b)		26	25,220
CDI Escrow Issuer, Inc., 5.75%, 04/01/30(b)		183	170,340
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op
5.50%, 05/01/25(b)		89	88,329
6.50%, 10/01/28		19	18,529
Churchill Downs, Inc.
5.50%, 04/01/27(b)		155	149,022
4.75%, 01/15/28(b)		73	67,700
6.75%, 05/01/31		105	103,819
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.(b)
4.63%, 01/15/29		113	99,158
6.75%, 01/15/30		570	485,091
Hilton Domestic Operating Co., Inc.(b)
5.75%, 05/01/28		103	101,426
3.75%, 05/01/29		46	40,830
4.00%, 05/01/31		94	81,637
3.63%, 02/15/32		40	33,349
Lindblad Expeditions Holdings, Inc., 9.00%, 05/15/28		62	62,907
Lottomatica SpA/Roma, (3-mo. EURIBOR + 4.13%), 7.59%, 06/01/28(a)(c)	EUR	100	109,529

20	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2023	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Hotels, Restaurants & Leisure (continued)
Melco Resorts Finance Ltd., 5.38%, 12/04/29(b)	USD	200	$164,750
MGM Resorts International, 5.75%, 06/15/25		73	72,346
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, 05/01/29(b)		71	62,696
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.(b)
5.63%, 09/01/29		34	25,753
5.88%, 09/01/31		37	27,297
Raptor Acquisition Corp./Raptor Co.-Issuer LLC, 4.88%, 11/01/26(b)		57	53,723
Scientific Games Holdings LP/Scientific Games US FinCo, Inc., 6.63%, 03/01/30(b)		18	15,840
Scientific Games International, Inc., 8.63%, 07/01/25(b)		65	66,381
Six Flags Entertainment Corp., 7.25%, 05/15/31(b)		98	95,447
Six Flags Theme Parks, Inc., 7.00%, 07/01/25(b)		96	96,480
Station Casinos LLC(b)
4.50%, 02/15/28		69	61,932
4.63%, 12/01/31		35	29,488
Vail Resorts, Inc., 6.25%, 05/15/25(b)		89	89,106
Wyndham Hotels & Resorts, Inc., 4.38%, 08/15/28(b)		44	40,181
Wynn Macau Ltd., 5.63%, 08/26/28(b)		200	172,500
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.(b)
5.13%, 10/01/29		202	181,031
7.13%, 02/15/31		93	92,437

			4,799,557

Household Durables — 0.2%
Ashton Woods USA LLC/Ashton Woods Finance Co.(b)
4.63%, 08/01/29		32	27,271
4.63%, 04/01/30		46	39,266
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC(b)
5.00%, 06/15/29		67	53,649
4.88%, 02/15/30		56	43,931
CD&R Smokey Buyer, Inc., 6.75%, 07/15/25(b)		104	96,271
KB Home, 7.25%, 07/15/30		21	21,265
Mattamy Group Corp., 4.63%, 03/01/30(b)		72	62,244
NCR Corp.(b)
5.00%, 10/01/28		57	50,868
5.13%, 04/15/29		69	61,083
SWF Escrow Issuer Corp., 6.50%, 10/01/29(b)		389	233,411
Taylor Morrison Communities, Inc.(b)
5.88%, 06/15/27		2	1,964
5.13%, 08/01/30		20	18,466
Tempur Sealy International, Inc.(b)
4.00%, 04/15/29		67	58,002
3.88%, 10/15/31		44	35,845
Tri Pointe Homes, Inc., 5.70%, 06/15/28		18	17,388

			820,924

Household Products — 0.0%
Central Garden & Pet Co.
5.13%, 02/01/28		15	14,092

Security		Par (000)	Value

Household Products (continued)
Central Garden & Pet Co. (continued)
4.13%, 10/15/30	USD	59	$49,424
4.13%, 04/30/31(b)		55	45,345

			108,861

Independent Power and Renewable Electricity Producers — 0.1%
Calpine Corp.(b)
5.25%, 06/01/26		28	27,040
4.63%, 02/01/29		99	83,525
5.00%, 02/01/31		14	11,579
Clearway Energy Operating LLC(b)
4.75%, 03/15/28		47	43,363
3.75%, 01/15/32		82	66,740
NRG Energy, Inc.
5.75%, 01/15/28		22	20,848
3.88%, 02/15/32(b)		18	13,869
7.00%, 03/15/33(b)		50	50,414
Talen Energy Supply LLC, 8.63%, 06/01/30		34	35,190
TerraForm Power Operating LLC, 4.75%,
01/15/30(b)		74	65,305
TransAlta Corp., 7.75%, 11/15/29		35	36,033

			453,906

Insurance(b) — 0.5%
Acrisure LLC/Acrisure Finance, Inc., 6.00%, 08/01/29		43	37,230
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
4.25%, 10/15/27		285	255,757
6.75%, 10/15/27		792	744,480
6.75%, 04/15/28		140	138,843
5.88%, 11/01/29		453	394,074
AmWINS Group, Inc., 4.88%, 06/30/29		89	80,366
GTCR AP Finance, Inc., 8.00%, 05/15/27		4	3,921
HUB International Ltd.
7.00%, 05/01/26		345	344,087
7.25%, 06/15/30		371	383,095
Jones Deslauriers Insurance Management, Inc.
8.50%, 03/15/30		126	128,546
10.50%, 12/15/30		83	83,256
Ryan Specialty Group LLC, 4.38%, 02/01/30		49	43,375

			2,637,030

Interactive Media & Services — 0.1%
Arches Buyer, Inc., 4.25%, 06/01/28(b) iliad SA(c)		36	31,327
5.38%, 06/14/27	EUR	100	107,581
5.63%, 02/15/30		100	105,465
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc., 4.75%, 04/30/27(b)	USD	92	81,254

			325,627

Internet Software & Services(b) — 0.3%
ANGI Group LLC, 3.88%, 08/15/28		80	65,320
Go Daddy Operating Co. LLC/GD Finance Co., Inc., 3.50%, 03/01/29		71	60,836
Match Group Holdings II LLC
4.63%, 06/01/28		81	74,407
3.63%, 10/01/31		53	43,563
Uber Technologies, Inc.
7.50%, 05/15/25		108	109,292

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) June 30, 2023	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Internet Software & Services (continued)
Uber Technologies, Inc. (continued)
8.00%, 11/01/26	USD	308	$313,886
7.50%, 09/15/27		282	288,444
6.25%, 01/15/28		260	258,716
4.50%, 08/15/29		547	503,458

			1,717,922

IT Services — 0.5%
Ahead DB Holdings LLC, 6.63%, 05/01/28(b)		50	40,664
Booz Allen Hamilton, Inc.(b)
3.88%, 09/01/28		75	67,835
4.00%, 07/01/29		93	83,305
CA Magnum Holdings, 5.38%, 10/31/26(b)		201	179,525
Camelot Finance SA, 4.50%, 11/01/26(b)		136	128,117
Dun & Bradstreet Corp., 5.00%, 12/15/29(b)		143	126,087
Fair Isaac Corp., 4.00%, 06/15/28(b)		63	57,797
Fiserv, Inc., 2.25%, 06/01/27		1,385	1,243,759
Gartner, Inc., 4.50%, 07/01/28(b)		85	79,408
KBR, Inc., 4.75%, 09/30/28(b)		68	61,712
McAfee Corp., 7.38%, 02/15/30(b)		211	183,469
Presidio Holdings, Inc., 4.88%, 02/01/27(b)		12	11,257
Tempo Acquisition LLC/Tempo
Acquisition Finance Corp., 5.75%, 06/01/25(b)		123	122,867
Twilio, Inc.
3.63%, 03/15/29		52	44,239
3.88%, 03/15/31		129	107,407
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/29(b)		186	159,977

			2,697,425

Leisure Products — 0.0%
Mattel, Inc.
6.20%, 10/01/40		60	53,643
5.45%, 11/01/41		119	98,655

			152,298

Machinery — 0.4%
ATS Corp., 4.13%, 12/15/28(b)		35	31,326
Chart Industries, Inc.(b)
7.50%, 01/01/30		206	210,173
9.50%, 01/01/31		30	31,830
GrafTech Global Enterprises, Inc., 9.88%, 12/15/28		72	71,460
Husky III Holding Ltd., (13.00% Cash or 13.75% PIK), 13.00%, 02/15/25(b)(h)		126	114,660
Madison IAQ LLC, 5.88%, 06/30/29(b)		1,139	922,486
Mueller Water Products, Inc., 4.00%, 06/15/29(b)		24	21,295
OT Merger Corp., 7.88%, 10/15/29(b)		37	23,126
Terex Corp., 5.00%, 05/15/29(b)		102	94,827
Titan Acquisition Ltd./Titan Co.-Borrower LLC, 7.75%, 04/15/26(b)		171	155,183
TK Elevator Holdco GmbH, 7.63%, 07/15/28(b)		200	181,417
TK Elevator Midco GmbH, 4.38%, 07/15/27(c)	EUR	100	97,393
TK Elevator U.S. Newco, Inc., 5.25%, 07/15/27(b) .	USD	312	288,248

			2,243,424

Marine Transportation — 0.0%
Huntington Ingalls Industries, Inc., 4.20%, 05/01/30		57	52,814

Security		Par (000)	Value

Media — 1.6%
Adelphia Communications Corp., 10.50%, 12/31/49(d)(e)(g)	USD	400	$—
Altice Financing SA
2.25%, 01/15/25(c)	EUR	100	101,482
5.75%, 08/15/29(b)	USD	436	337,752
Altice France Holding SA, 10.50%, 05/15/27(b)		342	207,091
AMC Networks, Inc., 4.25%, 02/15/29		39	20,965
Cable One, Inc.
0.00%, 03/15/26(j)(k)		28	22,890
1.13%, 03/15/28(j)		66	49,665
4.00%, 11/15/30(b)		38	29,688
CCO Holdings LLC/CCO Holdings Capital Corp.(b)
5.00%, 02/01/28		28	25,511
6.38%, 09/01/29		385	362,731
4.50%, 08/15/30		22	18,319
7.38%, 03/01/31		790	769,801
4.25%, 01/15/34		181	136,794
Clear Channel International BV, 6.63%, 08/01/25(b)		200	198,998
Clear Channel Outdoor Holdings, Inc.(b)
5.13%, 08/15/27		397	360,433
7.75%, 04/15/28		168	131,880
7.50%, 06/01/29		63	46,619
CMG Media Corp., 8.88%, 12/15/27(b)		79	55,367
Connect Finco SARL/Connect U.S. Finco LLC, 6.75%, 10/01/26(b)		338	328,305
CSC Holdings LLC
5.25%, 06/01/24		398	370,157
5.50%, 04/15/27(b)		200	166,398
4.50%, 11/15/31(b)		216	150,599
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 5.88%, 08/15/27(b)		104	94,186
DISH DBS Corp.
7.75%, 07/01/26		85	52,102
5.25%, 12/01/26(b)		205	164,445
DISH Network Corp., 11.75%, 11/15/27(b)		201	196,158
Frontier Communications Holdings LLC(b)
5.00%, 05/01/28		21	18,119
8.75%, 05/15/30		523	511,166
GCI LLC, 4.75%, 10/15/28(b)		35	29,841
Iliad Holding SASU(b)
6.50%, 10/15/26		220	207,641
7.00%, 10/15/28		200	184,329
LCPR Senior Secured Financing DAC, 6.75%, 10/15/27(b)		180	168,705
Ligado Networks LLC, (15.50% PIK), 15.50%, 11/01/23(b)(h)		84	31,836
Lions Gate Capital Holdings LLC, 5.50%, 04/15/29(b)		54	39,107
Live Nation Entertainment, Inc.(b)
4.88%, 11/01/24		9	8,860
5.63%, 03/15/26		4	3,907
6.50%, 05/15/27		380	382,023
4.75%, 10/15/27		80	74,600
3.75%, 01/15/28		35	31,237
Odeon Finco PLC, 12.75%, 11/01/27(b)		519	508,506
Outfront Media Capital LLC/Outfront Media Capital Corp.(b) 5.00%, 08/15/27		108	98,032

22	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2023	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Media (continued)
Outfront Media Capital LLC/Outfront Media Capital Corp.(b) (continued)
4.25%, 01/15/29	USD	71	$59,666
4.63%, 03/15/30		17	14,163
Radiate Holdco LLC/Radiate Finance, Inc.(b)
4.50%, 09/15/26		728	580,409
6.50%, 09/15/28		288	168,067
Sinclair Television Group, Inc., 4.13%, 12/01/30(b)		171	112,005
Sirius XM Radio, Inc., 5.00%, 08/01/27(b)		74	68,656
Stagwell Global LLC, 5.63%, 08/15/29(b)		32	27,383
Summer BidCo BV, (9.00% Cash or 9.75% PIK), 9.00%, 11/15/25(c)(h)	EUR	118	108,191
TEGNA, Inc., 4.75%, 03/15/26(b)	USD	11	10,503
Univision Communications, Inc.(b)
6.63%, 06/01/27		78	75,391
7.38%, 06/30/30		35	33,324

			7,954,003

Metals & Mining — 0.4%
Arconic Corp.(b)
6.00%, 05/15/25		13	13,103
6.13%, 02/15/28		111	112,377
ATI, Inc.
5.88%, 12/01/27		48	46,453
4.88%, 10/01/29		32	28,806
5.13%, 10/01/31		88	78,400
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/29(b)		285	281,527
Carpenter Technology Corp.
6.38%, 07/15/28		24	23,520
7.63%, 03/15/30		72	72,814
Constellium SE
4.25%, 02/15/26(c)	EUR	100	106,401
3.75%, 04/15/29(b)	USD	250	212,689
ERO Copper Corp., 6.50%, 02/15/30(b)		64	55,055
Kaiser Aluminum Corp.(b)
4.63%, 03/01/28		42	36,732
4.50%, 06/01/31		144	114,794
New Gold, Inc., 7.50%, 07/15/27(b)		125	116,723
Novelis Corp.(b)
3.25%, 11/15/26		110	99,568
4.75%, 01/30/30		366	325,267
3.88%, 08/15/31		68	55,938
Novelis Sheet Ingot GmbH, 3.38%, 04/15/29(c)	EUR	100	95,542
Roller Bearing Co. of America, Inc., 4.38%, 10/15/29(b)	USD	39	34,940

			1,910,649

Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Starwood Property Trust, Inc., 5.50%, 11/01/23(b)		9	8,922

Multi-Utilities — 0.0%
AmeriGas Partners LP/AmeriGas Finance Corp., 9.38%, 06/01/28(b)		69	70,078

Offshore Drilling & Other Services(b) — 0.1%
Entegris Escrow Corp., 4.75%, 04/15/29		542	503,153
Entegris, Inc., 4.38%, 04/15/28		74	66,968

			570,121

Security		Par (000)	Value

Oil, Gas & Consumable Fuels — 2.2%
Aethon United BR LP/Aethon United Finance Corp., 8.25%, 02/15/26(b)	USD	132	$129,690
Antero Midstream Partners LP/Antero Midstream Finance Corp.(b)
5.75%, 03/01/27		34	32,791
5.75%, 01/15/28		15	14,299
5.38%, 06/15/29		66	61,326
Antero Resources Corp., 7.63%, 02/01/29(b)		23	23,336
Apache Corp.
4.25%, 01/15/30		21	18,705
5.10%, 09/01/40		28	22,750
5.35%, 07/01/49		41	31,878
Arcosa, Inc., 4.38%, 04/15/29(b)		117	104,832
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(b)
9.00%, 11/01/27		217	269,779
8.25%, 12/31/28		220	216,349
5.88%, 06/30/29		113	100,812
Baytex Energy Corp., 8.50%, 04/30/30		35	34,180
Buckeye Partners LP
5.85%, 11/15/43		16	11,840
5.60%, 10/15/44		1	720
Callon Petroleum Co.
8.25%, 07/15/25		6	5,955
6.38%, 07/01/26		49	47,696
8.00%, 08/01/28(b)		163	161,192
7.50%, 06/15/30(b)		276	260,509
Cellnex Finance Co. SA, 2.00%, 02/15/33(c)	EUR	100	84,730
Cheniere Energy Partners LP
4.50%, 10/01/29	USD	185	169,785
3.25%, 01/31/32		122	100,363
Chesapeake Energy Corp., 6.75%, 04/15/29(b)		132	130,975
CITGO Petroleum Corp., 7.00%, 06/15/25(b)		163	159,944
Civitas Resources, Inc.(b)
5.00%, 10/15/26		11	10,372
8.38%, 07/01/28		195	197,203
8.75%, 07/01/31		162	164,236
CNX Midstream Partners LP, 4.75%, 04/15/30(b)		32	27,142
CNX Resources Corp., 7.38%, 01/15/31(b)		32	31,134
Comstock Resources, Inc., 6.75%, 03/01/29(b)		319	291,868
CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 06/15/31(b)		250	222,978
Crescent Energy Finance LLC(b)
7.25%, 05/01/26		180	168,932
9.25%, 02/15/28		69	66,947
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.(b)
6.00%, 02/01/29		71	66,296
8.00%, 04/01/29		28	28,348
7.38%, 02/01/31		27	26,613
CrownRock LP/CrownRock Finance, Inc.(b)
5.63%, 10/15/25		171	168,469
5.00%, 05/01/29		20	18,725
DCP Midstream Operating LP(b)
6.45%, 11/03/36		140	143,759
6.75%, 09/15/37		6	6,368
Diamondback Energy, Inc., 6.25%, 03/15/33		167	172,756
DT Midstream, Inc.(b) 4.13%, 06/15/29		110	96,533

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) June 30, 2023	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
DT Midstream, Inc.(b) (continued)
4.38%, 06/15/31	USD	79	$68,039
Dycom Industries, Inc., 4.50%, 04/15/29(b)		37	33,603
Earthstone Energy Holdings LLC
8.00%, 04/15/27(b)		88	84,991
9.88%, 07/15/31		85	84,018
Energy Transfer LP, Series H, (5-year CMT + 5.69%), 6.50%(a)(i)		144	130,798
EnLink Midstream LLC
5.63%, 01/15/28(b)		103	99,671
5.38%, 06/01/29		41	39,061
6.50%, 09/01/30(b)		76	75,907
EnLink Midstream Partners LP
4.85%, 07/15/26		39	37,635
5.60%, 04/01/44		82	68,652
5.45%, 06/01/47		18	14,796
EQM Midstream Partners LP
6.00%, 07/01/25(b)		11	10,879
4.13%, 12/01/26		17	15,811
6.50%, 07/01/27(b)		132	130,188
7.50%, 06/01/30(b)		67	67,800
FTAI Infra Escrow Holdings LLC, 10.50%, 06/01/27(b)		26	25,535
Genesis Energy LP/Genesis Energy Finance Corp.
6.50%, 10/01/25		30	29,544
7.75%, 02/01/28		15	14,267
8.88%, 04/15/30		43	42,011
Gulfport Energy Corp., 8.00%, 05/17/26(b)		11	11,554
Harvest Midstream I LP, 7.50%, 09/01/28(b)		20	19,829
Hess Midstream Operations LP, 4.25%, 02/15/30(b)		77	67,183
Hilcorp Energy I LP/Hilcorp Finance Co.(b)
6.25%, 11/01/28		21	19,767
5.75%, 02/01/29		66	59,762
6.00%, 04/15/30		5	4,553
ITT Holdings LLC, 6.50%, 08/01/29(b)		109	91,830
Kinetik Holdings LP, 5.88%, 06/15/30(b)		155	147,326
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.00%, 08/01/26(b)		10	9,672
MasTec, Inc., 4.50%, 08/15/28(b)		56	51,667
Matador Resources Co.
5.88%, 09/15/26		54	52,328
6.88%, 04/15/28		74	73,245
Murphy Oil Corp.
5.75%, 08/15/25		8	7,895
5.88%, 12/01/27		20	19,430
Murphy Oil USA, Inc., 4.75%, 09/15/29		109	100,070
Nabors Industries Ltd.(b)
7.25%, 01/15/26		66	61,612
7.50%, 01/15/28		90	78,755
Nabors Industries, Inc.
5.75%, 02/01/25		329	318,380
7.38%, 05/15/27(b)		116	110,377
New Fortress Energy, Inc.(b)
6.75%, 09/15/25		300	281,410
6.50%, 09/30/26		321	287,198
NGL Energy Operating LLC/NGL Energy Finance Corp., 7.50%, 02/01/26(b)		98	96,517

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
NGPL PipeCo LLC, 7.77%, 12/15/37(b)	USD	84	$89,546
Northern Oil and Gas, Inc.
8.13%, 03/01/28(b)		228	223,440
8.75%, 06/15/31		79	77,617
NuStar Logistics LP
6.00%, 06/01/26		123	119,815
6.38%, 10/01/30		2	1,908
Occidental Petroleum Corp.
6.45%, 09/15/36		66	67,736
6.20%, 03/15/40		72	70,962
4.63%, 06/15/45		7	5,416
PDC Energy, Inc.
6.13%, 09/15/24		68	67,966
5.75%, 05/15/26		6	5,976
Permian Resources Operating LLC(b)
5.38%, 01/15/26		32	30,423
7.75%, 02/15/26		82	82,349
6.88%, 04/01/27		37	36,445
5.88%, 07/01/29		140	131,882
Precision Drilling Corp., 6.88%, 01/15/29(b)		4	3,614
Rockcliff Energy II LLC, 5.50%, 10/15/29(b)		103	95,013
Rockies Express Pipeline LLC, 4.95%, 07/15/29(b)		14	12,810
SM Energy Co.
5.63%, 06/01/25		44	42,996
6.75%, 09/15/26		36	35,090
6.63%, 01/15/27		7	6,799
6.50%, 07/15/28		62	59,520
Southwestern Energy Co.
5.38%, 02/01/29		85	80,041
4.75%, 02/01/32		2	1,763
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(b)
7.50%, 10/01/25		3	2,994
6.00%, 03/01/27		14	13,138
5.50%, 01/15/28		11	10,054
6.00%, 12/31/30		10	8,810
6.00%, 09/01/31		41	35,278
Tap Rock Resources LLC, 7.00%, 10/01/26(b)		202	208,060
Transocean Titan Financing Ltd., 8.38%,
02/01/28(b)		57	58,211
Transocean, Inc.(b)
7.50%, 01/15/26		212	201,400
8.75%, 02/15/30		245	248,675
Venture Global Calcasieu Pass LLC(b)
3.88%, 08/15/29		292	255,088
4.13%, 08/15/31		114	98,036
3.88%, 11/01/33		233	190,800
Venture Global LNG, Inc.(b)
8.13%, 06/01/28		332	337,191
8.38%, 06/01/31		506	510,133
Vermilion Energy, Inc., 6.88%, 05/01/30(b)		51	47,006
Western Midstream Operating LP
6.15%, 04/01/33		20	20,158
5.45%, 04/01/44		105	88,702
5.30%, 03/01/48		39	32,554

24	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2023	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Western Midstream Operating LP (continued)
5.50%, 08/15/48	USD	17	$14,216
5.50%, 02/01/50		92	75,354

			10,951,666

Passenger Airlines — 0.6%
Air Canada, 3.88%, 08/15/26(b)		116	107,515
Allegiant Travel Co.(b)
8.50%, 02/05/24		1,065	1,062,338
7.25%, 08/15/27		37	36,863
American Airlines, Inc.(b)
11.75%, 07/15/25		400	438,611
7.25%, 02/15/28		8	7,952
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(b)
5.50%, 04/20/26		190	188,237
5.75%, 04/20/29		108	105,164
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.75%, 10/20/28(b)		73	70,746
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 5.75%, 01/20/26(b)		90	85,188
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 06/20/27(b)		219	219,002
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., 8.00%, 09/20/25(b)		70	70,877
United Airlines Pass-Through Trust
Series 2020-1, Class A, 5.88%, 04/15/29		161	159,603
Series 2020-1, Class B, 4.88%, 07/15/27		14	13,076
United Airlines, Inc.(b)
4.38%, 04/15/26		57	54,156
4.63%, 04/15/29		203	184,967
VistaJet Malta Finance PLC/Vista Management Holding, Inc.(b)
7.88%, 05/01/27		33	29,649
6.38%, 02/01/30		52	41,872

			2,875,816

Personal Care Products — 0.0%
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC, 4.75%, 01/15/29(b)		5	4,610

Pharmaceuticals — 0.2%
Cheplapharm Arzneimittel GmbH, 4.38%, 01/15/28(c)	EUR	100	99,785
Gruenenthal GmbH, 4.13%, 05/15/28(c)		100	100,970
Option Care Health, Inc., 4.38%, 10/31/29(b)	USD	79	69,532
Organon & Co./Organon Foreign Debt Co-Issuer BV, 4.13%, 04/30/28(b)		200	177,506
PRA Health Sciences, Inc., 2.88%, 07/15/26(b)		200	181,087
Prestige Brands, Inc., 3.75%, 04/01/31(b)		56	46,362
Teva Pharmaceutical Finance Netherlands II BV, 3.75%, 05/09/27	EUR	100	98,402
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/01/26	USD	203	180,797

			954,441

Security		Par (000)	Value

Real Estate — 0.0%
VICI Properties LP/VICI Note Co., Inc., 4.50%, 01/15/28(b)	USD	30	$27,564

Real Estate Management & Development — 0.2%
Cushman & Wakefield U.S. Borrower LLC, 6.75%, 05/15/28(b)		101	91,405
Howard Hughes Corp.(b)
5.38%, 08/01/28		46	40,944
4.38%, 02/01/31		53	42,296
Realogy Group LLC/Realogy Co.-Issuer Corp.(b)
5.75%, 01/15/29		531	397,301
5.25%, 04/15/30		43	30,559
Starwood Property Trust, Inc., 4.38%, 01/15/27(b)		21	18,086
VICI Properties LP, 5.13%, 05/15/32		182	170,287

			790,878

Semiconductors & Semiconductor Equipment(b) — 0.1%
Sensata Technologies BV, 4.00%, 04/15/29		36	32,050
Sensata Technologies, Inc.
4.38%, 02/15/30		169	151,128
3.75%, 02/15/31		30	25,665
Synaptics, Inc., 4.00%, 06/15/29		84	70,423

			279,266

Software — 0.7%
Alteryx, Inc., 8.75%, 03/15/28(b)		61	59,919
Black Knight InfoServ LLC, 3.63%, 09/01/28(b)		122	109,190
Boxer Parent Co., Inc.(b)
7.13%, 10/02/25		148	148,131
9.13%, 03/01/26		149	148,255
Capstone Borrower, Inc., 8.00%, 06/15/30		78	77,026
Central Parent, Inc./CDK Global, Inc., 7.25%, 06/15/29(b)		173	171,061
Cloud Software Group, Inc.
6.50%, 03/31/29(b)		834	742,578
9.00%, 09/30/29		928	810,547
Consensus Cloud Solutions, Inc.(b)
6.00%, 10/15/26		23	20,873
6.50%, 10/15/28		20	17,100
Crowdstrike Holdings, Inc., 3.00%, 02/15/29		16	13,797
Elastic NV, 4.13%, 07/15/29(b)		120	103,521
Iron Mountain Information Management Services, Inc., 5.00%, 07/15/32(b)		39	33,666
MicroStrategy, Inc., 6.13%, 06/15/28(b)		144	129,110
MSCI, Inc.(b)
3.63%, 09/01/30		7	6,037
3.88%, 02/15/31		11	9,532
3.25%, 08/15/33		34	27,382
Open Text Corp., 6.90%, 12/01/27(b)		214	217,858
PTC, Inc., 4.00%, 02/15/28(b)		32	29,459
SS&C Technologies, Inc., 5.50%, 09/30/27(b)		245	234,545
Veritas U.S., Inc./Veritas Bermuda Ltd., 7.50%, 09/01/25(b)		188	152,546

			3,262,133

Specialized REITs — 0.1%
Iron Mountain, Inc., 7.00%, 02/15/29		136	136,229
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 10.50%, 02/15/28(b)		120	119,047

			255,276

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) June 30, 2023	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Specialty Retail(b) — 0.1%
Arko Corp., 5.13%, 11/15/29	USD	58	$47,135
PetSmart, Inc./PetSmart Finance Corp., 7.75%, 02/15/29		253	251,375
Staples, Inc., 7.50%, 04/15/26		54	44,599

			343,109

Technology Hardware, Storage & Peripherals(b) — 0.1%
Coherent Corp., 5.00%, 12/15/29		126	113,729
Seagate HDD Cayman
8.25%, 12/15/29		92	96,091
8.50%, 07/15/31		115	120,599

			330,419

Textiles, Apparel & Luxury Goods(b) — 0.0%
Crocs, Inc.
4.25%, 03/15/29		57	48,461
4.13%, 08/15/31		13	10,498
Hanesbrands, Inc.
4.88%, 05/15/26		24	22,405
9.00%, 02/15/31		71	71,558
Kontoor Brands, Inc., 4.13%, 11/15/29		32	26,721
Levi Strauss & Co., 3.50%, 03/01/31		82	67,855

			247,498

Transportation Infrastructure — 0.0%
Azzurra Aeroporti SpA, 2.63%, 05/30/27(c)	EUR	100	97,778
XPO Escrow Sub LLC, 7.50%, 11/15/27(b)	USD	27	27,589

			125,367

Wireless Telecommunication Services — 0.3%
Altice France SA/France, 8.13%, 02/01/27(b)		334	289,218
SBA Communications Corp.
3.13%, 02/01/29		283	239,887
3.88%, 02/15/27		7	6,449
T-Mobile U.S., Inc.
3.38%, 04/15/29		67	60,504
3.50%, 04/15/31		26	22,942
VICI Properties LP/VICI Note Co., Inc.(b)
5.63%, 05/01/24		18	17,889
3.50%, 02/15/25		34	32,487
4.63%, 06/15/25		147	142,038
4.25%, 12/01/26		34	31,806
4.63%, 12/01/29		133	120,747
4.13%, 08/15/30		124	109,173
Vmed O2 U.K. Financing I PLC, 4.75%, 07/15/31(b)		200	166,300
Vodafone Group PLC, (5-year EUR Swap + 3.49%), 6.50%, 08/30/84(a)(c)	EUR	100	109,634

			1,349,074

Total Corporate Bonds — 17.8% (Cost: $103,281,315)			88,936,920

Floating Rate Loan Interests(a)

Aerospace & Defense — 3.6%
Atlas CC Acquisition Corp.
Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.25%), 9.78%, 05/25/28	USD	2,538	2,196,995

Security		Par (000)	Value

Aerospace & Defense (continued)
Atlas CC Acquisition Corp. (continued)
Term Loan C, (3-mo. CME Term SOFR at 0.75% Floor + 4.25%), 9.78%, 05/25/28	USD	516	$446,873
Bleriot U.S. Bidco, Inc., 2021 Term Loan B, (3-mo. CME Term SOFR + 4.00%), 9.50%, 10/31/26		804	802,339
Cobham Ultra SeniorCo SARL, USD Term Loan B, (6-mo. LIBOR US at 0.50% Floor + 3.50%), 8.56%, 08/03/29		324	317,190
Dynasty Acquisition Co., Inc.
2020 CAD Term Loan B2, (1-mo. CME Term SOFR + 3.50%), 8.70%, 04/06/26		1,165	1,154,299
2020 Term Loan B1, (1-mo. CME Term SOFR + 3.50%), 8.70%, 04/06/26		2,168	2,147,258
NORDAM Group, Inc., Term Loan B, (1-mo. CME Term SOFR + 5.60%), 10.70%, 04/09/26		758	644,589
Peraton Corp.
2nd Lien Term Loan B1, (3-mo. CME Term SOFR at 0.75% Floor + 7.75%), 12.98%, 02/01/29		1,474	1,426,227
Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.75%), 8.95%, 02/01/28		5,022	4,924,131
Setanta Aircraft Leasing Designated Activity Co., Term Loan B, (3-mo. LIBOR US + 2.00%), 7.54%, 11/05/28		1,175	1,173,743
TransDigm, Inc., 2023 Term Loan I, (3-mo. CME Term SOFR + 3.25%), 8.49%, 08/24/28		2,790	2,787,654

			18,021,298

Automobile Components — 0.5%
Adient U.S. LLC, 2021 Term Loan B, (1-mo. CME Term SOFR + 3.25%), 8.47%, 04/10/28		461	460,741
Clarios Global LP, 2023 Incremental Term Loan, (1-mo. CME Term SOFR + 3.75%), 8.85%, 05/06/30		2,046	2,038,962

			2,499,703

Automobiles — 0.5%
Dealer Tire Financial LLC, Term Loan B2, (1-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.60%, 12/14/27		2,646	2,633,256

Beverages — 0.9%
Naked Juice LLC
2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 6.00%), 11.34%, 01/24/30		1,565	1,232,246
Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.59%, 01/24/29		3,507	3,255,601

			4,487,847

Broadline Retail — 1.6%
Fanatics Commerce Intermediate Holdco LLC, Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.61%, 11/24/28		1,367	1,362,786
Midas Intermediate Holdco II LLC, 2022 PIK Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 6.85%, 1.50% PIK), 5.96%, 06/30/27(h)		2,502	2,164,135

26	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2023	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Broadline Retail (continued)
PUG LLC
2021 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.25%), 9.45%, 02/12/27(e)	USD	321	$289,150
USD Term Loan, (1-mo. CME Term SOFR + 3.50%), 8.72%, 02/12/27		3,363	2,980,860
Sally Holdings LLC, 2023 Term Loan B, (1-mo. CME Term SOFR + 2.50%), 7.60%, 02/28/30(e).		575	573,842
Woof Holdings, Inc., 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 3.75%), 8.95%, 12/21/27(e)		480	469,153

			7,839,926

Building Products — 1.6%
AZZ, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.25%), 9.41%, 05/13/29		227	226,585
Cornerstone Building Brands, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.50%, 04/12/28		311	297,432
CP Atlas Buyer, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.95%, 11/23/27		1,268	1,190,397
CPG International LLC, 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.70%, 04/28/29		702	697,894
IPS Corp.
2021 2nd Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 7.00%), 12.20%, 10/01/29(e)		919	716,820
2021 Delayed Draw Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 9.00%, 10/02/28		91	2,740
2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.95%, 10/02/28		524	482,462
Jeld-Wen, Inc., 2021 Term Loan B, (1-mo. LIBOR US + 2.25%), 7.47%, 07/28/28		716	711,085
LSF10 XL Bidco SCA, 2021 EUR Term Loan B4, (3-mo. EURIBOR + 3.93%), 7.52%, 04/12/28	EUR	853	792,775
Wilsonart LLC, 2021 Term Loan E, (6-mo. LIBOR US at 1.00% Floor + 3.50%), 8.71%, 12/31/26	USD	3,007	2,959,047

			8,077,237

Capital Markets — 2.9%
Advisor Group, Inc., 2021 Term Loan, (1-mo. LIBOR US + 4.50%), 9.69%, 07/31/26		909	909,338
Ascensus Holdings, Inc.
2021 2nd Lien Term Loan, (1-mo. LIBOR US at 0.50% Floor + 6.50%), 11.69%, 08/02/29		2,373	2,111,614
Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.72%, 08/02/28		2,467	2,422,167
Axalta Coating Systems U.S. Holdings, Inc., 2022 USD Term Loan B4, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 8.24%, 12/20/29		985	986,462
Azalea Topco, Inc., Term Loan, (1-mo. CME Term SOFR + 3.50%), 8.72%, 07/24/26		840	815,275
Castlelake Aviation Ltd., Term Loan B, (3-mo. LIBOR US at 0.50% Floor + 2.75%), 8.30%, 10/22/26		1,354	1,345,947

Security		Par (000)	Value

Capital Markets (continued)
Castlelake Aviation One DAC, 2023 Incremental Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.75%), 8.00%, 10/22/27	USD	650	$645,947
Focus Financial Partners LLC
2021 Term Loan B4, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.60%, 06/30/28		1,286	1,269,527
2023 Term Loan B6, 06/30/28(l)		714	708,823
Greenhill & Co., Inc., Term Loan B, (3-mo. LIBOR US + 3.25%), 8.73%, 04/12/24		517	516,166
ION Trading Finance Ltd., 2021 USD Term Loan, (3-mo. LIBOR US + 4.75%), 10.09%, 04/03/28		592	579,448
Press Ganey Holdings, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.75%), 8.97%, 07/24/26		2,299	2,218,859

			14,529,573

Chemicals — 4.9%
Arc Falcon I, Inc., 2021 2nd Lien Term Loan, (1-mo. CME Term SOFR + 7.00%), 12.20%, 09/30/29		815	696,825
Aruba Investments Holdings LLC
2020 2nd Lien Term Loan, (1-mo. LIBOR US at 0.75% Floor + 7.75%), 12.94%, 11/24/28		1,275	1,122,000
2020 USD Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 4.00%), 9.20%, 11/24/27		675	649,800
Ascend Performance Materials Operations LLC, 2021 Term Loan B, (3-mo. LIBOR US + 4.75%), 9.99%, 08/27/26		2,885	2,821,953
CPC Acquisition Corp., Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 3.75%), 9.25%, 12/29/27		569	429,634
Discovery Purchaser Corp., Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.38%), 9.62%, 10/04/29		863	823,873
Element Solutions, Inc., 2019 Term Loan B1, (1-mo. CME Term SOFR + 2.00%), 7.10%, 01/31/26		1,737	1,735,269
HB Fuller Co., 2023 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.60%, 02/15/30		264	265,046
Illuminate Buyer LLC, 2021 Term Loan, (1-mo. CME Term SOFR + 3.50%), 8.72%, 06/30/27		1,220	1,208,112
INEOS U.S. Finance LLC, 2023 USD Term Loan B, (3-mo. CME Term SOFR + 3.50%), 8.70%, 02/18/30		615	610,935
Lonza Group AG, USD Term Loan B, (3-mo. CME Term SOFR + 3.93%), 9.27%, 07/03/28		939	791,529
LSF11 A5 Holdco LLC, Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.72%, 10/15/28		1,644	1,619,022
Messer Industries GmbH, 2018 USD Term Loan, (3-mo. CME Term SOFR + 2.50%), 8.00%, 03/02/26		2,397	2,394,025
Momentive Performance Materials USA LLC, 2023 Term Loan, (1-mo. CME Term SOFR + 4.50%), 9.60%, 03/29/28		1,846	1,797,130
Nouryon USA LLC, 2023 USD Term Loan B, (3-mo. CME Term SOFR + 4.00%), 9.32%, 04/03/28		664	656,736
Olympus Water U.S. Holding Corp., 2023 Incremental Term Loan, 11/09/28(l)		612	590,451

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued) June 30, 2023	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Chemicals (continued)
OQ Chemicals Corp., 2017 USD Term Loan B2, (1-mo. CME Term SOFR + 3.60%), 8.74%, 10/14/24	USD	1,507	$1,477,659
PQ Corp., 2021 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.65%, 06/09/28		1,515	1,506,792
SCIH Salt Holdings, Inc., 2021 Incremental Term Loan B, (1-mo. LIBOR US at 0.75% Floor + 4.00%), 9.19%, 03/16/27		925	910,322
Sparta U.S. HoldCo LLC, 2021 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 3.25%), 8.54%, 08/02/28		1,429	1,416,462
Starfruit Finco BV, 2018 USD Term Loan B, (3-mo. CME Term SOFR + 2.75%), 8.07%, 10/01/25		322	326,077
W.R. Grace Holdings LLC, 2021 Term Loan B, (3-mo. LIBOR US at 0.50% Floor + 3.75%), 9.31%, 09/22/28		836	829,143

			24,678,795

Commercial Services & Supplies — 3.5%
Allied Universal Holdco LLC, 2021 USD Incremental Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.95%, 05/12/28		2,292	2,224,926
Amentum Government Services Holdings LLC, 2022 Term Loan, (1-mo. CME Term SOFR + 4.00%), 9.15%, 02/15/29(e)		682	665,057
Aramark Services, Inc., 2023 Term Loan B6, 06/22/30(e)(l)		595	594,244
Asplundh Tree Expert LLC, 2021 Term Loan B, (1-mo. CME Term SOFR + 1.75%), 6.95%, 09/07/27		1,726	1,720,802
Clean Harbors, Inc., 2021 Incremental Term Loan B, (1-mo. LIBOR US + 2.00%), 7.19%, 10/08/28		609	607,817
Covanta Holding Corp.
2021 Term Loan C, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.60%, 11/30/28		75	74,120
2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.60%, 11/30/28		987	977,136
EnergySolutions LLC, 2018 Term Loan B, (3-mo. LIBOR US at 1.00% Floor + 3.75%), 9.29%, 05/09/25		410	402,435
GFL Environmental, Inc., 2023 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 8.15%, 05/28/27		646	645,719
LABL, Inc., 2021 USD 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 5.10%), 10.20%, 10/29/28		1,398	1,382,144
PECF USS Intermediate Holding III Corp., Term Loan B, (3-mo. LIBOR US at 0.50% Floor + 4.25%), 9.52%, 12/15/28		684	557,946
Prime Security Services Borrower LLC, 2021 Term Loan, (1-mo. LIBOR US at 0.75% Floor + 2.75%), 7.94%, 09/23/26		1,472	1,470,364

Tempo Acquisition LLC, 2022 Term Loan B, (1-mo. CME Term SOFR + 3.00%), 8.10%, 08/31/28	4,188	4,187,876

Security		Par (000)	Value

Commercial Services & Supplies (continued)
TruGreen LP, 2020 Term Loan, (1-mo. CME Term SOFR + 4.00%), 9.20%, 11/02/27	USD	1,453	$1,333,928
Viad Corp., Initial Term Loan, (1-mo. CME Term SOFR + 5.00%), 10.22%, 07/30/28		684	663,305

			17,507,819

Communications Equipment — 0.2%
Ciena Corp., 2023 Term Loan B, (1-mo. CME Term SOFR + 2.50%), 7.59%, 01/18/30		189	188,527
ViaSat, Inc., Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.60%, 03/02/29		861	831,314

			1,019,841

Construction & Engineering — 0.7%
Brand Energy & Infrastructure Services, Inc., 2017 Term Loan, (1-mo. LIBOR US at 1.00% Floor + 4.25%), 9.41%, 06/21/24		883	872,918
Pike Corp., 2021 Incremental Term Loan B, (1-mo. CME Term SOFR + 3.00%), 8.22%, 01/21/28		925	920,070
USIC Holdings, Inc., 2021 Term Loan, (1-mo. LIBOR US at 0.75% Floor + 3.50%), 8.69%, 05/12/28		1,538	1,453,133

			3,246,121

Construction Materials — 0.8%
American Builders & Contractors Supply Co., Inc., 2019 Term Loan, (1-mo. CME Term SOFR + 2.00%), 7.20%, 01/15/27		1,051	1,046,175
New AMI I LLC, 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 6.00%), 11.10%, 03/08/29		731	614,110
Oscar AcquisitionCo. LLC, Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.84%, 04/29/29		954	930,740
Standard Industries, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.69%, 09/22/28		1,404	1,401,735

			3,992,760

Consumer Staples Distribution & Retail — 0.3%
U.S. Foods, Inc.
2019 Term Loan B, (1-mo. CME Term SOFR + 2.00%), 7.22%, 09/13/26		597	595,917
2021 Term Loan B, (1-mo. CME Term SOFR + 2.75%), 7.97%, 11/22/28		779	777,863

			1,373,780

Containers & Packaging — 1.5%
Charter Next Generation, Inc., 2021 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 3.75%), 8.97%, 12/01/27		2,962	2,936,159
Mauser Packaging Solutions Holding Co., Term Loan B, (3-mo. CME Term SOFR + 4.00%), 9.16%, 08/14/26		1,144	1,139,390

Pregis TopCo Corp.
1st Lien Term Loan, (1-mo. CME Term SOFR + 3.75%), 8.97%, 07/31/26	537	533,404
2021 Incremental Term Loan, (1-mo. LIBOR US at 0.50% Floor + 3.75%), 8.94%, 07/31/26	614	606,540

28	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2023	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Containers & Packaging (continued)
Reynolds Group Holdings, Inc., 2020 Term Loan B2, (1-mo. CME Term SOFR + 3.25%), 8.47%, 02/05/26	USD	1,275	$1,273,725
Trident TPI Holdings, Inc., 2021 Incremental Term Loan, (3-mo. LIBOR US at 0.50% Floor + 4.00%), 9.54%, 09/15/28		1,005	987,576

			7,476,794

Distributors — 0.2%
PAI Holdco, Inc., 2020 Term Loan B, (3-mo. LIBOR US at 0.75% Floor + 3.75%), 9.02%, 10/28/27		867	801,376

Diversified Consumer Services — 2.7%
2U, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 6.50%), 11.32%, 12/28/26		839	804,202
Ascend Learning LLC
2021 2nd Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 5.75%), 10.95%, 12/10/29		681	576,010
2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.70%, 12/11/28		1,679	1,575,250
Bright Horizons Family Solutions LLC, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 7.47%, 11/24/28		808	804,001
KUEHG Corp., 2023 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 5.00%), 10.24%, 06/12/30		1,271	1,256,701
Sotheby’s
2021 Term Loan B, (3-mo. LIBOR US at 0.50% Floor + 4.50%), 9.76%, 01/15/27		1,650	1,605,972
2023 Incremental Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.76%, 01/15/27		360	350,100
SSH Group Holdings, Inc., 2018 1st Lien Term Loan, (3-mo. LIBOR US + 4.00%), 9.54%, 07/30/25		911	902,857
Veritas U.S., Inc., 2021 USD Term Loan B, (1-mo. LIBOR US at 1.00% Floor + 5.00%), 10.22%, 09/01/25		2,670	2,171,146
Wand NewCo 3, Inc., 2020 Term Loan, (1-mo. LIBOR US + 2.75%), 7.41%, 02/05/26		2,267	2,245,029
WCG Intermediate Corp., 2019 Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 4.00%), 9.22%, 01/08/27		1,043	1,022,384

			13,313,652

Diversified REITs — 0.2%
RHP Hotel Properties, LP, 2023 Term Loan B, (1-mo. CME Term SOFR + 2.75%), 7.85%, 05/18/30		750	749,025

Diversified Telecommunication Services — 5.2%
Altice Financing SA
2017 USD Term Loan B, (3-mo. LIBOR US + 2.75%), 8.01%, 07/15/25(e)		643	629,793
USD 2017 1st Lien Term Loan, (3-mo. LIBOR US + 2.75%), 8.01%, 01/31/26		1,714	1,681,488
Cablevision Lightpath LLC, Term Loan B, (1-mo. LIBOR US at 0.50% Floor + 3.25%), 8.44%, 11/30/27		198	190,060

Security		Par (000)	Value

Diversified Telecommunication Services (continued)
Connect Finco SARL, 2021 Term Loan B, (1-mo. LIBOR US + 3.50%), 8.70%, 12/11/26	USD	7,168	$7,148,178
Consolidated Communications, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.50%), 8.72%, 10/02/27		712	627,324
Iridium Satellite LLC, 2021 Term Loan B2, (1-mo. CME Term SOFR at 0.75% Floor + 2.50%), 7.70%, 11/04/26		1,575	1,574,300
Level 3 Financing, Inc., 2019 Term Loan B, (1-mo. CME Term SOFR + 1.75%), 6.97%, 03/01/27		1,544	1,435,060
Lumen Technologies, Inc., 2020 Term Loan B, (1-mo. CME Term SOFR + 2.25%), 7.47%, 03/15/27		1,616	1,240,197
Orbcomm, Inc., Term Loan B, (3-mo. LIBOR US at 0.75% Floor + 4.25%), 9.58%, 09/01/28		759	607,547
Radiate Holdco LLC, 2021 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 3.25%), 8.47%, 09/25/26		2,388	1,985,821
Virgin Media Bristol LLC
2020 USD Term Loan Q, (1-mo. LIBOR US + 3.25%), 8.44%, 01/31/29		1,212	1,205,504
USD Term Loan N, (1-mo. LIBOR US + 2.50%), 7.69%, 01/31/28		2,578	2,553,096
Virgin Media SFA Finance Ltd., GBP Term Loan L, (1-mo. SONIA + 3.25%), 7.68%, 01/15/27	GBP	1,400	1,695,998
Zayo Group Holdings, Inc., USD Term Loan, (1-mo. CME Term SOFR + 3.00%), 8.22%, 03/09/27	USD	4,386	3,432,557

			26,006,923

Electric Utilities — 0.1%
Calpine Construction Finance Co. LP, 2017 Term Loan B, (1-mo. LIBOR US + 2.00%), 7.19%, 01/15/25		651	650,457

Electrical Equipment — 0.3%
Arcline FM Holdings LLC, 2021 1st Lien Term Loan, (3-mo. LIBOR US at 0.75% Floor + 4.75%), 10.25%, 06/23/28(e)		1,330	1,293,722

Electronic Equipment, Instruments & Components — 0.3%
Coherent Corp., 2022 Term Loan B, (1-mo. CME Term SOFR + 2.75%), 7.97%, 07/02/29		1,392	1,387,173

Energy Equipment & Services — 0.6%
Lealand Finance Co. BV
2020 Make Whole Term Loan, (3-mo. CME Term SOFR + 3.00%), 8.22%, 06/28/24		46	34,517
2020 Take Back Term Loan, (1-mo. LIBOR US + 1.00%, 3.00% PIK), 6.19%, 06/30/25(h)		347	194,298
Oryx Midstream Services Permian Basin LLC, 2023 Incremental Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.54%, 10/05/28		2,674	2,665,294

			2,894,109

Entertainment — 4.0%
AMC Entertainment Holdings, Inc., 2019 Term Loan B, (1-mo. LIBOR US + 3.00%), 8.22%, 04/22/26		1,306	1,016,890
Aristocrat Technologies, Inc., 2022 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.25%), 7.59%, 05/24/29		87	87,719

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) (continued) June 30, 2023	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Entertainment (continued)
Cirque Du Soleil Holding USA Newco, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.25%), 9.49%, 03/08/30	USD	813	$805,345
City Football Group Ltd., Term Loan, (3-mo. LIBOR US at 0.50% Floor + 3.00%), 8.27%, 07/21/28		1,465	1,435,985
Creative Artists Agency LLC, 2023 Term Loan B, (1-mo. CME Term SOFR + 3.50%), 8.60%, 11/27/28		1,411	1,406,875
Delta 2 Lux SARL, Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 8.10%, 01/15/30		1,104	1,103,448
Equinox Holdings, Inc., 2017 1st Lien Term Loan, (3-mo. LIBOR US at 1.00% Floor + 3.00%), 8.73%, 03/08/24		3,449	3,194,151
Live Nation Entertainment, Inc., Term Loan B4, (1-mo. CME Term SOFR + 1.75%), 6.93%, 10/17/26		2,239	2,231,274
Playtika Holding Corp., 2021 Term Loan, (1-mo. LIBOR US + 2.75%), 7.94%, 03/13/28		1,497	1,490,182
SMG U.S. Midco 2, Inc., 2020 Term Loan, (3-mo. LIBOR US + 2.50%), 7.77%, 01/23/25		1,691	1,685,018
UFC Holdings LLC, 2021 Term Loan B, (3-mo. LIBOR US at 0.75% Floor + 2.75%), 8.05%, 04/29/26		765	763,207
William Morris Endeavor Entertainment LLC, 2018 1st Lien Term Loan, (1-mo. LIBOR US + 2.75%), 7.95%, 05/18/25		2,567	2,557,578
WMG Acquisition Corp., 2021 Term Loan G, (1-mo. CME Term SOFR + 2.13%), 7.33%, 01/20/28		2,416	2,407,419

			20,185,091

Financial Services — 4.4%
ABG Intermediate Holdings 2 LLC
2021 2nd Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 6.00%), 11.20%, 12/20/29		181	167,425
2021 Term Loan B1, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.70%, 12/21/28		718	714,057
Altice France SA, 2023 USD Term Loan B14, (3-mo. CME Term SOFR + 5.50%), 10.49%, 08/15/28		1,726	1,530,452
Belron Finance U.S. LLC
2018 Term Loan B, (3-mo. LIBOR US + 2.25%), 7.63%, 11/13/25		1,957	1,955,973
2019 USD Term Loan B3, (3-mo. LIBOR US + 2.25%), 7.56%, 10/30/26		1,122	1,120,421
2021 USD Term Loan B, (3-mo. LIBOR US at 0.50% Floor + 2.43%), 7.80%, 04/13/28		1,702	1,698,722
Belron Luxembourg SARL, 2023 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 2.75%), 7.83%, 04/18/29		426	425,736
Deerfield Dakota Holding LLC
2020 USD Term Loan B, (3-mo. CME Term SOFR at 1.00% Floor + 3.75%), 8.99%, 04/09/27		5,607	5,430,808

Security		Par (000)		Value

Financial Services (continued)
Deerfield Dakota Holding LLC (continued)
2021 USD 2nd Lien Term Loan, (3-mo. LIBOR US at 0.75% Floor + 6.75%), 12.29%, 04/07/28	USD	1,594		$1,476,442
FinCo I LLC, 2020 Term Loan B, (6-mo. LIBOR US + 2.50%), 8.08%, 06/27/25		—	(m)	184
LBM Acquisition LLC, Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 3.75%), 8.94%, 12/17/27		435		416,594
Lions Gate Capital Holdings LLC, 2018 Term Loan B, (1-mo. CME Term SOFR + 2.25%), 7.45%, 03/24/25		1,503		1,496,285
Sotera Health Holdings LLC, 2021 Term Loan, (3-mo. LIBOR US at 0.50% Floor + 2.75%), 8.02%, 12/11/26		2,247		2,209,093
Travelport Finance SARL, 2023 Consented Term Loan, 05/29/26(e)(l)		1,288		783,426
UPC Financing Partnership, 2021 USD Term Loan AX, (1-mo. LIBOR US + 2.93%), 8.12%, 01/31/29		672		656,775
WEX, Inc., 2021 Term Loan, (1-mo. CME Term SOFR + 2.25%), 7.47%, 03/31/28		854		852,866
White Cap Buyer LLC, Term Loan B, (1-mo. CME Term SOFR + 3.75%), 8.85%, 10/19/27		1,083		1,072,261

				22,007,520

Food Products — 3.0%
8th Avenue Food & Provisions, Inc.
2018 1st Lien Term Loan, (1-mo. CME Term SOFR + 3.75%), 8.97%, 10/01/25		1,172		1,073,343
2021 Incremental Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 4.75%), 9.97%, 10/01/25		1,328		1,230,426
Chobani LLC, 2020 Term Loan B, (1-mo. CME Term SOFR at 1.00% Floor + 3.50%), 8.72%, 10/25/27		2,900		2,880,557
Froneri International Ltd., 2020 USD Term Loan, (1-mo. CME Term SOFR + 2.25%), 7.45%, 01/29/27		3,238		3,216,540
H-Food Holdings LLC, 2018 Term Loan B, (6-mo. LIBOR US + 3.69%), 9.27%, 05/23/25		453		396,860
Hostess Brands LLC, 2023 Term Loan B, (3-mo. CME Term SOFR + 2.50%), 7.75%, 06/21/30		918		914,896
Nomad Foods U.S. LLC, 2022 Term Loan B, (6-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.56%, 11/12/29		911		910,150
Sovos Brands Intermediate, Inc., 2021 Term Loan, (3-mo. LIBOR US at 0.75% Floor + 3.50%), 8.77%, 06/08/28		1,660		1,639,084
Triton Water Holdings, Inc., Term Loan, (3-mo. CME Term SOFR at 0.50% Floor), 5.24%, 03/31/28		2,055		1,983,016
UTZ Quality Foods LLC, 2021 Term Loan B, (1-mo. CME Term SOFR + 3.00%), 8.22%, 01/20/28		600		598,328

				14,843,200

30	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2023	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)		Value

Ground Transportation — 0.7%
AIT Worldwide Logistics Holdings, Inc., 2021 Term Loan, (1-mo. LIBOR US at 0.75% Floor + 4.75%), 9.93%, 04/06/28	USD	507		$489,987
Avis Budget Car Rental LLC, 2020 Term Loan B, (1-mo. CME Term SOFR + 1.75%), 6.97%, 08/06/27		566		558,099
SIRVA Worldwide, Inc., 2018 1st Lien Term Loan, (1-mo. CME Term SOFR + 5.50%), 10.80%, 08/04/25		1,318		1,178,349
Uber Technologies, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR + 2.75%), 8.01%, 03/03/30		1,452		1,454,188

				3,680,623

Health Care Equipment & Supplies — 1.4%
Chariot Buyer LLC, Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.45%, 11/03/28		2,139		2,088,609
Femur Buyer, Inc., 1st Lien Term Loan, (3-mo. LIBOR US + 4.50%), 10.00%, 03/05/26		624		571,833
Insulet Corp., Term Loan B, (1-mo. CME Term SOFR + 3.25%), 8.47%, 05/04/28		671		670,461
Medline Borrower LP, USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.47%, 10/23/28		3,734		3,688,004

				7,018,907

Health Care Providers & Services — 2.3%
CHG Healthcare Services, Inc., 2021 Term Loan, (1-mo. LIBOR US at 0.50% Floor + 3.25%), 8.44%, 09/29/28		894		888,934
CNT Holdings I Corp., 2020 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 3.50%), 8.46%, 11/08/27		1,604		1,596,394
Electron BidCo, Inc., 2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 8.22%, 11/01/28		1,909		1,898,917
Envision Healthcare Corp.
2022 First Out Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 7.88%), 13.27%, 03/31/27		—	(m)	495
2022 Second Out Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 4.25%), 9.49%, 03/31/27		1,390		293,818
EyeCare Partners LLC
2020 Term Loan, (3-mo. CME Term SOFR + 3.75%), 9.25%, 02/18/27		1,925		1,410,533
2021 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 6.75%), 12.25%, 11/15/29		508		337,082
2021 Incremental Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 9.25%, 11/15/28		465		332,218
Ingenovis Health, Inc., Term Loan B, (1-mo. CME Term SOFR + 3.75%), 8.97%, 03/06/28		1,391		1,335,312
MED ParentCo LP, 1st Lien Term Loan, (1-mo. LIBOR US + 4.25%), 9.47%, 08/31/26		1,182		1,093,502
Medical Solutions Holdings, Inc., 2021 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 7.00%), 12.36%, 11/01/29		536		473,690

Security		Par (000)	Value

Health Care Providers & Services (continued)
Option Care Health, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 7.94%, 10/27/28	USD	605	$603,485
PetVet Care Centers LLC, 2021 Term Loan B3, (1-mo. LIBOR US at 0.75% Floor + 3.50%), 8.69%, 02/14/25		46	44,768
Reverb Buyer, Inc., 2021 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.61%, 11/01/28		550	515,281
Surgery Center Holdings, Inc., 2021 Term Loan, (1-mo. LIBOR US at 0.75% Floor + 3.75%), 8.90%, 08/31/26		509	508,338
Vizient, Inc., 2022 Term Loan B7, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 7.44%, 05/16/29		291	290,618

			11,623,385

Health Care Technology — 2.4%
AthenaHealth Group, Inc., 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.59%, 02/15/29		2,605	2,504,226
Polaris Newco LLC, USD Term Loan B, (3-mo. LIBOR US at 0.50% Floor + 4.00%), 9.54%, 06/02/28		4,092	3,757,905
Verscend Holding Corp.
2021 2nd Lien Term Loan, (1-mo. LIBOR US at 0.50% Floor + 7.00%), 12.22%, 04/02/29(e)		2,740	2,740,000
2021 Term Loan B, (1-mo. LIBOR US + 4.00%), 9.22%, 08/27/25		3,214	3,209,047

			12,211,178

Hotels, Restaurants & Leisure — 5.2%
Aimbridge Acquisition Co., Inc., 2019 Term Loan B, (1-mo. LIBOR US + 3.75%), 8.94%, 02/02/26		1,194	1,154,076
Alterra Mountain Co., 2023 Term Loan B, (1-mo. CME Term SOFR + 3.75%), 8.95%, 05/31/30(e)		140	139,650
Bally’s Corp., 2021 Term Loan B, (1-mo. LIBOR US at 0.50% Floor + 3.25%), 8.40%, 10/02/28		785	765,835
Burger King (Restaurant Brands International, Inc.)/New Red Finance, Inc., Term Loan B4, (1-mo. LIBOR US + 1.75%), 6.94%, 11/19/26		2,694	2,672,804
Caesars Entertainment, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.45%, 02/06/30		1,128	1,127,146
Carnival Corp., USD Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.00%), 8.22%, 06/30/25		1,550	1,546,958
Churchill Downs, Inc., 2021 Incremental Term Loan B1, (1-mo. CME Term SOFR + 2.00%), 7.20%, 03/17/28		1,309	1,295,646
Fertitta Entertainment LLC, 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.00%), 9.10%, 01/27/29		3,245	3,198,997
Flutter Financing BV, 2022 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.75%, 07/22/28		1,008	1,009,066
Four Seasons Hotels Ltd., 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.45%, 11/30/29		2,367	2,369,936

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (unaudited) (continued) June 30, 2023	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Hotels, Restaurants & Leisure (continued)
IRB Holding Corp., 2022 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.00%), 8.20%, 12/15/27	USD	2,127	$2,104,798
Packers Holdings LLC, 2021 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 3.25%), 8.44%, 03/09/28		818	564,048
Penn Entertainment, Inc., 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 7.95%, 05/03/29		1,275	1,269,548
Playa Resorts Holding BV, 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.25%), 9.34%, 01/05/29		409	407,452
Scientific Games International, Inc., 2022 USD Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 8.25%, 04/14/29		704	702,018
SeaWorld Parks & Entertainment, Inc., 2021 Term Loan B, (1-mo. LIBOR US at 0.50% Floor + 3.00%), 8.25%, 08/25/28		587	584,629
Stars Group Holdings BV, 2018 USD Incremental Term Loan, (3-mo. CME Term SOFR + 2.25%), 7.75%, 07/21/26		1,040	1,038,738
Station Casinos LLC, 2020 Term Loan B, (1-mo. LIBOR US at 0.25% Floor + 2.25%), 7.45%, 02/08/27		1,948	1,940,129
Whatabrands LLC, 2021 Term Loan B, (1-mo. LIBOR US at 0.50% Floor + 3.25%), 8.47%, 08/03/28		1,976	1,961,703
Wyndham Hotels & Resorts, Inc., 2023 Term Loan B, (1-mo. CME Term SOFR + 2.25%), 7.45%, 05/24/30		172	172,496

			26,025,673

Household Durables — 1.2%
ACProducts Holdings, Inc., 2021 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.25%), 9.75%, 05/17/28		1,419	1,189,349
Hunter Douglas, Inc., USD Term Loan B1, (3-mo. CME Term SOFR + 3.50%), 8.67%, 02/26/29		2,077	1,965,065
Serta Simmons Bedding LLC, 2023 Take Back Term Loan, 01/28/23(l)		412	411,775
Sunset Debt Merger Sub, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 4.00%), 9.22%, 10/06/28		720	580,589
Weber-Stephen Products LLC, Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.25%), 8.47%, 10/30/27		2,072	1,814,488

			5,961,266

Household Products — 0.4%
Diamond BC BV, 2021 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.75%), 8.06%, 09/29/28		1,512	1,509,329
Kronos Acquisition Holdings, Inc., 2021 1st Lien Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.00%), 11.38%, 12/22/26		353	346,979

			1,856,308

Security		Par (000)	Value

Independent Power and Renewable Electricity Producers — 0.8%
Calpine Corp.
2019 Term Loan B10, (1-mo. LIBOR US + 2.00%), 7.19%, 08/12/26	USD	1,035	$1,032,981
Term Loan B9, (1-mo. LIBOR US + 2.00%), 7.20%, 04/05/26		1,874	1,871,071
Constellation Renewables LLC, 2020 Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 2.50%), 8.03%, 12/15/27		1,046	1,038,833

			3,942,885

Industrial Conglomerates — 0.1%
Stitch Aquisition Corp., Term Loan B, (3-mo. LIBOR US at 0.75% Floor + 6.75%), 12.29%, 07/28/28		951	703,784

Insurance — 4.1%
Alliant Holdings Intermediate LLC
2021 Term Loan B4, (1-mo. LIBOR US at 0.50% Floor + 3.50%), 8.65%, 11/06/27		3,266	3,243,782
2023 Term Loan B5, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.65%, 11/05/27		3,526	3,500,870
AmWINS Group, Inc.
2021 Term Loan B, (1-mo. LIBOR US at 0.75% Floor + 2.25%), 7.44%, 02/19/28		2,327	2,303,917
2023 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 2.75%), 7.83%, 02/19/28		447	445,173
AssuredPartners, Inc.
2020 Term Loan B, (1-mo. CME Term SOFR + 3.50%), 8.72%, 02/12/27		1,275	1,262,892
2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.72%, 02/12/27		760	751,675
HUB International Ltd.
2022 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.00%), 9.07%, 11/10/29		396	395,400
2023 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.25%), 9.34%, 06/20/30		4,422	4,431,890
Ryan Specialty Group LLC, Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 3.00%), 8.20%, 09/01/27		1,165	1,162,419
USI, Inc.
2019 Incremental Term Loan B, (3-mo. LIBOR US + 3.25%), 8.79%, 12/02/26		244	243,811
2022 Incremental Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.99%, 11/22/29		2,917	2,909,482

			20,651,311

Interactive Media & Services — 1.3%
Acuris Finance U.S., Inc., 2021 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.00%), 9.39%, 02/16/28		380	374,869
Adevinta ASA, USD Term Loan B, (3-mo. LIBOR US at 0.75% Floor + 2.75%), 8.29%, 06/26/28		1,143	1,143,051
Camelot Finance SA, Term Loan B, (1-mo. CME Term SOFR + 3.00%), 8.22%, 10/30/26		1,769	1,765,675

32	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2023	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Interactive Media & Services (continued)
Camelot U.S. Acquisition LLC, 2020 Incremental Term Loan B, (1-mo. CME Term SOFR at 1.00% Floor + 3.00%), 8.22%, 10/30/26	USD	1,921	$1,916,654
GoodRx, Inc., 1st Lien Term Loan, (1-mo. LIBOR US + 2.75%), 7.94%, 10/10/25		618	616,718
Grab Holdings, Inc., Term Loan B, (1-mo. LIBOR US at 1.00% Floor + 4.50%), 9.70%, 01/29/26		895	892,895

			6,709,862

IT Services — 2.9%
Asurion LLC
2020 Term Loan B8, (3-mo. LIBOR US + 3.25%), 8.79%, 12/23/26		251	241,344
2021 2nd Lien Term Loan B3, (1-mo. LIBOR US + 5.25%), 10.51%, 01/31/28		985	835,734
2021 Second Lien Term Loan B4, (1-mo. LIBOR US + 5.25%), 10.51%, 01/20/29		1,402	1,172,423
2023 Term Loan B11, (1-mo. CME Term SOFR + 4.25%), 9.45%, 08/19/28		1,095	1,039,526
Epicor Software Corp., 2020 2nd Lien Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 7.75%), 12.95%, 07/31/28		1,886	1,881,681
Gainwell Acquisition Corp., Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.00%), 9.34%, 10/01/27		2,807	2,761,786
Go Daddy Operating Co. LLC
2021 Term Loan B4, (1-mo. LIBOR US + 2.00%), 7.19%, 08/10/27		1,678	1,674,861
2022 Term Loan B5, (1-mo. CME Term SOFR + 3.00%), 8.10%, 11/09/29		1,269	1,270,338
Sedgwick Claims Management Services, Inc., 2023 Term Loan B, (1-mo. CME Term SOFR + 3.75%), 8.85%, 02/17/28		3,326	3,302,946
Venga Finance SARL, 2021 USD Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.75%), 10.28%, 06/28/29		566	541,678

			14,722,317

Leisure Products — 0.4%
Fender Musical Instruments Corp., 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.00%), 9.19%, 12/01/28(e)		849	808,570
Peloton Interactive, Inc., Term Loan, (6-mo. CME Term SOFR at 0.50% Floor + 6.50%), 12.26%, 05/25/27		296	294,530
Topgolf Callaway Brands Corp., Term Loan B, (1-mo. CME Term SOFR + 3.50%), 8.70%, 03/15/30		1,039	1,037,659

			2,140,759

Life Sciences Tools & Services — 2.3%
Avantor Funding, Inc., 2021 Term Loan B5, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 7.45%, 11/08/27		1,342	1,340,202
Catalent Pharma Solutions, Inc., 2021 Term Loan B3, (1-mo. LIBOR US at 0.50% Floor + 2.00%), 7.19%, 02/22/28		1,842	1,799,002
Curia Global, Inc., 2021 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 3.75%), 8.90%, 08/30/26		119	102,180

Security		Par (000)	Value

Life Sciences Tools & Services (continued)
eResearchTechnology, Inc., 2020 1st Lien Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 4.50%), 9.72%, 02/04/27	USD	1,701	$1,632,577
Fortrea Holdings, Inc., Term Loan B, 06/12/30(l)		381	380,810
ICON Luxembourg SARL, LUX Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 2.25%), 7.75%, 07/03/28		2,010	2,008,871
Maravai Intermediate Holdings LLC, 2022 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 8.03%, 10/19/27		1,287	1,285,669
Parexel International Corp., 2021 1st Lien Term Loan, (1-mo. LIBOR US at 0.50% Floor + 3.25%), 8.35%, 11/15/28		2,668	2,644,350
PRA Health Sciences, Inc., US Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 2.25%), 7.75%, 07/03/28		501	500,513

			11,694,174

Machinery — 5.0%
Albion Financing 3 SARL, USD Term Loan, (3-mo. LIBOR US at 0.50% Floor + 5.25%), 10.52%, 08/17/26(e)		1,724	1,710,899
Clark Equipment Co., 2022 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.84%, 04/20/29		262	261,525
Columbus McKinnon Corp., 2021 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.75%), 8.23%, 05/14/28		330	328,420
Filtration Group Corp.
2021 Incremental Term Loan, (1-mo. CME Term SOFR + 3.50%), 8.72%, 10/21/28		1,021	1,016,081
2023 USD Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.25%), 9.33%, 10/21/28		2,088	2,085,714
Gates Global LLC, 2021 Term Loan B3, (1-mo. CME Term SOFR at 0.75% Floor + 2.50%), 7.70%, 03/31/27		2,124	2,111,330
Ingersoll-Rand Services Co., 2020 USD Spinco Term Loan, (1-mo. CME Term SOFR + 1.75%), 6.95%, 03/01/27		2,464	2,459,105
Madison IAQ LLC, Term Loan, (6-mo. LIBOR US at 0.50% Floor + 3.25%), 8.30%, 06/21/28		3,245	3,174,454
Roper Industrial Products Investment Co., USD Term Loan, (3-mo. CME Term SOFR + 4.50%), 9.74%, 11/22/29		1,948	1,938,377
SPX Flow, Inc., 2022 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.70%, 04/05/29		1,728	1,704,523
Titan Acquisition Ltd., 2018 Term Loan B, (3-mo. LIBOR US + 3.00%), 8.73%, 03/28/25		4,184	4,077,137
Vertical U.S. Newco, Inc., Term Loan B, (6-mo. LIBOR US at 0.50% Floor + 3.50%), 8.60%, 07/30/27		1,989	1,969,250
Vertiv Group Corp., 2021 Term Loan B, (1-mo. LIBOR US + 2.75%), 7.94%, 03/02/27		2,126	2,116,233
Zurn LLC, 2021 Term Loan B, (1-mo. LIBOR US at 0.50% Floor + 2.00%), 7.19%, 10/04/28		110	110,044

			25,063,092

Media — 4.0%
AVSC Holding Corp.(l)
2020 Term Loan B1, 03/03/25		865	842,354

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (unaudited) (continued) June 30, 2023	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)		Value

Media (continued)
AVSC Holding Corp.(l) (continued)
2020 Term Loan B3, 10/15/26	USD	812		$843,774
Cable One, Inc., 2021 Term Loan B4, (1-mo. LIBOR US + 2.00%), 7.19%, 05/03/28		428		419,267
Charter Communications Operating LLC, Class A, 2019 Term Loan B1, (3-mo. CME Term SOFR + 1.75%), 6.80%, 04/30/25		2,554		2,550,974
Clear Channel Outdoor Holdings, Inc., Term Loan B, (3-mo. CME Term SOFR + 3.50%), 8.81%, 08/21/26		3,087		2,941,846
CMG Media Corp., 2021 Term Loan, (3-mo. CME Term SOFR + 3.50%), 8.84%, 12/17/26		—	(m)	183
Cogeco Financing 2 LP, 2021 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.72%, 09/01/28		1,377		1,364,825
CSC Holdings LLC
2017 Term Loan B1, (1-mo. LIBOR US + 2.25%), 7.44%, 07/17/25		872		838,782
2019 Term Loan B5, (1-mo. LIBOR US + 2.50%), 7.69%, 04/15/27		1,826		1,590,918
DirecTV Financing LLC, Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 5.00%), 10.22%, 08/02/27		1,954		1,907,678
E.W. Scripps Co., 2020 Term Loan B3, (1-mo. CME Term SOFR at 0.75% Floor + 2.75%), 7.97%, 01/07/28		467		453,188
ECL Entertainment LLC, Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 7.50%), 12.72%, 05/01/28		804		805,609
Learfield Communications LLC, 2016 1st Lien Term Loan, (3-mo. LIBOR US at 1.00% Floor + 3.25%), 8.77%, 12/01/23		745		576,508
Nexstar Broadcasting, Inc., 2019 Term Loan B4, (1-mo. CME Term SOFR + 2.50%), 7.72%, 09/18/26		912		910,188
Sinclair Television Group, Inc., 2022 Term Loan B4, (1-mo. CME Term SOFR + 3.75%), 8.95%, 04/21/29(e)		1,565		1,177,806
Voyage Digital Ltd., USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.25%), 9.36%, 05/11/29(e)		876		871,769
Ziggo Financing Partnership, USD Term Loan I, (1-mo. LIBOR US + 2.50%), 7.69%, 04/30/28		1,876		1,845,177

				19,940,846

Oil, Gas & Consumable Fuels — 1.1%
Freeport LNG Investments LLLP, Term Loan B, (3-mo. LIBOR US at 0.50% Floor + 3.50%), 8.75%, 12/21/28		3,251		3,180,134
M6 ETX Holdings II Midco LLC, Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.68%, 09/19/29		228		226,136

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Medallion Midland Acquisition LLC, 2021 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 3.75%), 9.25%, 10/18/28	USD	1,664	$1,648,494
Murphy USA, Inc., Term Loan B, (1-mo. LIBOR US at 0.50% Floor + 1.75%), 6.92%, 01/31/28		563	562,756

			5,617,520

Passenger Airlines — 2.3%
AAdvantage Loyalty IP Ltd., 2021 Term Loan, (3-mo. LIBOR US at 0.75% Floor + 4.75%), 10.00%, 04/20/28		1,434	1,462,417
Air Canada, 2021 Term Loan B, (3-mo. LIBOR US at 0.75% Floor + 3.50%), 8.84%, 08/11/28		1,784	1,781,824
American Airlines, Inc.
2017 1st Lien Term Loan, (3-mo. CME Term SOFR + 1.75%), 7.00%, 01/29/27		146	141,891
2023 Term Loan B, (6-mo. CME Term SOFR + 2.75%), 8.15%, 02/15/28		2,190	2,147,711
Kestrel Bidco, Inc., Term Loan B, (3-mo. CME Term SOFR at 1.00% Floor + 3.00%), 8.25%, 12/11/26		741	717,914
Mileage Plus Holdings LLC, 2020 Term Loan B, (3-mo. LIBOR US at 1.00% Floor + 5.25%), 10.76%, 06/21/27		2,335	2,423,305
United Airlines, Inc., 2021 Term Loan B, (3-mo. LIBOR US at 0.75% Floor + 3.75%), 9.29%, 04/21/28		2,583	2,577,983

			11,253,045

Personal Care Products — 1.1%
Sunshine Luxembourg VII SARL, 2021 Term Loan B3, (3-mo. CME Term SOFR at 0.75% Floor + 3.75%), 9.09%, 10/01/26		5,278	5,242,694

Pharmaceuticals — 1.6%
Amneal Pharmaceuticals LLC, 2018 Term Loan B, (1-mo. CME Term SOFR + 3.50%), 8.72%, 05/04/25		1,059	1,018,561
Amynta Agency Borrower, Inc., 2023 Term Loan B, (1-mo. CME Term SOFR + 5.00%), 10.20%, 02/28/28		774	751,268
Bausch Health Cos., Inc., 2022 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 5.25%), 10.43%, 02/01/27		954	717,457
Elanco Animal Health, Inc., Term Loan B, (1-mo. CME Term SOFR + 1.75%), 7.01%, 08/01/27		1,273	1,248,406
Jazz Financing Lux SARL, USD Term Loan, (1-mo. LIBOR US at 0.50% Floor + 3.50%), 8.69%, 05/05/28		1,904	1,900,990
Organon & Co., USD Term Loan, (1-mo. LIBOR US at 0.50% Floor + 3.00%), 8.25%, 06/02/28		1,238	1,236,266
Precision Medicine Group LLC, 2021 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 3.00%), 8.34%, 11/18/27(e)		1,086	1,039,496
Prestige Brands, Inc., 2021 Term Loan B5, (1-mo. LIBOR US at 0.50% Floor + 2.00%), 7.19%, 07/03/28		133	133,022

			8,045,466

34	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2023	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Professional Services — 3.8%
AlixPartners LLP, 2021 USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.72%, 02/04/28	USD	1,516	$1,511,521
CoreLogic, Inc.
2nd Lien Term Loan, (1-mo. LIBOR US at 0.50% Floor + 6.50%), 11.75%, 06/04/29		1,248	1,001,520
Term Loan, (1-mo. LIBOR US at 0.50% Floor + 3.50%), 8.75%, 06/02/28		3,061	2,759,091
Dun & Bradstreet Corp.
2022 Incremental Term Loan B2, (1-mo. CME Term SOFR + 3.25%), 8.33%, 01/18/29		617	614,873
Term Loan, (1-mo. CME Term SOFR + 3.25%), 8.43%, 02/06/26		2,010	2,010,740
Element Materials Technology Group U.S. Holdings, Inc.
2022 USD Delayed Draw Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.25%), 9.59%, 07/06/29		527	514,599
2022 USD Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.25%), 9.59%, 07/06/29		1,141	1,114,966
Fleetcor Technologies Operating Co. LLC, 2021 Term Loan B4, (1-mo. CME Term SOFR + 1.75%), 6.95%, 04/28/28		1,931	1,913,887
Galaxy U.S. Opco, Inc., Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.75%), 9.85%, 04/29/29(e)		1,736	1,627,390
Genuine Financial Holdings LLC, 2018 1st Lien Term Loan, (1-mo. LIBOR US + 3.75%), 8.94%, 07/11/25		829	827,320
Trans Union LLC
2019 Term Loan B5, (1-mo. CME Term SOFR + 1.75%), 6.95%, 11/16/26		1,626	1,620,564
2021 Term Loan B6, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 7.47%, 12/01/28		1,963	1,956,835
VS Buyer LLC, Term Loan B, (1-mo. CME Term SOFR + 3.25%), 8.52%, 02/28/27		1,451	1,421,822

			18,895,128

Real Estate Management & Development — 0.4%
Cushman & Wakefield U.S. Borrower LLC
2020 Term Loan B, (1-mo. CME Term SOFR + 2.75%), 7.97%, 08/21/25		641	635,117
2023 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.45%, 01/31/30(e)		1,617	1,564,138

			2,199,255

Semiconductors & Semiconductor Equipment — 0.3%
MKS Instruments, Inc., 2022 USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 7.94%, 08/17/29		988	987,537
Synaptics, Inc., Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.25%), 7.74%, 12/02/28		545	537,381

			1,524,918

Software — 11.4%
Applied Systems, Inc.
2021 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 6.75%), 11.99%, 09/17/27		630	629,609

Security		Par (000)	Value

Software (continued)
Applied Systems, Inc. (continued)
2022 Extended 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.74%, 09/18/26	USD	680	$680,718
Barracuda Networks, Inc., 2022 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.55%, 08/15/29		658	633,525
Boxer Parent Co., Inc., 2021 USD Term Loan, (1-mo. CME Term SOFR + 3.75%), 8.97%, 10/02/25		1,757	1,740,666
CCC Intelligent Solutions, Inc., Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 7.33%, 09/21/28		1,470	1,464,109
Central Parent, Inc., 2022 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.25%), 9.49%, 07/06/29		1,218	1,213,666
Cloud Software Group, Inc., 2022 USD Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.84%, 03/30/29		3,878	3,621,344
Cloudera, Inc.
2021 Second Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 6.00%), 11.08%, 10/08/29(e)		676	608,400
2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.95%, 10/08/28		739	719,517
Cornerstone OnDemand, Inc., 2021 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 9.25%, 10/16/28		1,045	972,299
Delta TopCo, Inc., 2020 2nd Lien Term Loan, (6-mo. CME Term SOFR at 0.75% Floor + 7.25%), 12.57%, 12/01/28		330	300,026
E2open LLC, 2020 Term Loan B, (3-mo. LIBOR US at 0.50% Floor + 3.50%), 8.76%, 02/04/28		249	247,119
Genesys Cloud Services Holdings II LLC, 2020 USD Term Loan B4, (1-mo. CME Term SOFR at 0.75% Floor + 4.00%), 9.19%, 12/01/27		2,777	2,766,713
Informatica LLC, 2021 USD Term Loan B, (1-mo. LIBOR US + 2.75%), 8.00%, 10/27/28		2,660	2,650,616
Instructure Holdings, Inc., 2021 Term Loan B, (3-mo. LIBOR US at 0.50% Floor + 2.75%), 7.85%, 10/30/28		636	635,556
Magenta Buyer LLC
2021 USD 1st Lien Term Loan, (3-mo. LIBOR US at 0.75% Floor + 4.75%), 10.03%, 07/27/28		2,084	1,561,915
2021 USD 2nd Lien Term Loan, (3-mo. LIBOR US at 0.75% Floor + 8.25%), 13.53%, 07/27/29		1,907	1,229,952
McAfee Corp., 2022 USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 9.01%, 03/01/29		3,019	2,882,354
MH Sub I LLC
2021 2nd Lien Term Loan, (1-mo. CME Term SOFR + 6.25%), 11.35%, 02/23/29		1,724	1,494,737
2023 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.25%), 9.35%, 05/03/28		6,856	6,568,165
NortonLifeLock, Inc., 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 7.20%, 09/12/29		1,469	1,461,218

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (unaudited) (continued) June 30, 2023	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Software (continued)
Planview Parent, Inc., 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 7.25%), 12.59%, 12/18/28	USD	824	$725,120
Proofpoint, Inc.
1st Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.47%, 08/31/28		2,456	2,401,177
2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 6.25%), 11.47%, 08/31/29		1,281	1,239,367
RealPage, Inc.
1st Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 8.22%, 04/24/28		5,401	5,278,407
2nd Lien Term Loan, (1-mo. LIBOR US at 0.75% Floor + 6.50%), 11.69%, 04/23/29		2,629	2,539,249
Severin Acquisition LLC, 2018 Term Loan B, (3-mo. CME Term SOFR + 3.00%), 8.05%, 08/01/25		1,123	1,121,737
Sophia LP
2020 2nd Lien Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 8.00%), 13.20%, 10/09/28		2,509	2,496,455
2021 Term Loan B, (3-mo. LIBOR US at 0.50% Floor + 3.50%), 9.04%, 10/07/27		1,953	1,930,324
SS&C Technologies, Inc.
2018 Term Loan B3, (1-mo. CME Term SOFR + 1.75%), 6.97%, 04/16/25		346	345,142
2018 Term Loan B4, (1-mo. CME Term SOFR + 1.75%), 6.97%, 04/16/25		308	308,048
2018 Term Loan B5, (1-mo. CME Term SOFR + 1.75%), 6.97%, 04/16/25		1,630	1,628,087
UKG, Inc., 2021 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 5.25%), 10.27%, 05/03/27		1,216	1,176,252
Ultimate Software Group, Inc., Term Loan B, (3-mo. CME Term SOFR + 3.75%), 8.90%, 05/04/26		1,473	1,451,524
Voyage Australia Pty. Ltd., USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.81%, 07/20/28		287	282,752
ZoomInfo LLC, 2023 Term Loan B, (1-mo. CME Term SOFR + 2.75%), 7.95%, 02/28/30		191	190,683

			57,196,548

Specialty Retail — 1.9%
EG America LLC, 2018 USD Term Loan, (1-mo. CME Term SOFR + 4.00%), 9.16%, 02/07/25		1,220	1,197,376
EG Group Ltd., 2021 Term Loan, (1-mo. CME Term SOFR + 4.25%), 9.41%, 03/31/26		499	495,040
Mavis Tire Express Services Corp., 2021 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 4.00%), 9.22%, 05/04/28		2,630	2,604,017
PetSmart, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.75%), 8.95%, 02/11/28		3,238	3,227,643

Security		Par (000)		Value

Specialty Retail (continued)
Pilot Travel Centers LLC, 2021 Term Loan B, (1-mo. CME Term SOFR + 2.00%), 7.20%, 08/04/28	USD	965		$962,714
Restoration Hardware, Inc., 2022 Incremental Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.45%, 10/20/28		747		720,261
RVR Dealership Holdings LLC, Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.75%), 8.97%, 02/08/28		205		190,383

				9,397,434

Technology Hardware, Storage & Peripherals — 0.1%
Electronics for Imaging, Inc., Term Loan, (1-mo. LIBOR US + 5.00%), 10.21%, 07/23/26		683		461,255
Vericast Corp., 2022 Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 7.75%), 13.25%, 06/16/26		—	(m)	1

				461,256

Textiles, Apparel & Luxury Goods — 0.3%
Crocs, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.70%, 02/20/29		831		832,011
Hanesbrands, Inc., 2023 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.85%, 03/08/30(e)		470		470,997

				1,303,008

Trading Companies & Distributors — 2.2%
Beacon Roofing Supply, Inc., 2021 Term Loan B, (1-mo. LIBOR US + 2.25%), 7.44%, 05/19/28		1,209		1,204,028
Core & Main LP, 2021 Term Loan B, (3-mo. CME Term SOFR + 2.50%), 7.69%, 07/27/28		3,541		3,518,108
SRS Distribution, Inc.
2021 Term Loan B, (1-mo. LIBOR US at 0.50% Floor + 3.50%), 8.69%, 06/02/28		2,397		2,324,732
2022 Incremental Term Loan, (1-mo. CME Term SOFR + 3.50%), 8.70%, 06/02/28		860		837,496
TMK Hawk Parent Corp.(e)
2020 Super Priority First Out Term Loan A, (3-mo. LIBOR US at 1.00% Floor + 9.50%), 15.00%, 05/30/24		1,014		999,112
2020 Super Priority Second Out Term Loan B, (3-mo. LIBOR US at 1.00% Floor + 3.50%), 9.00%, 08/28/24		3,197		1,933,912

				10,817,388

Transportation Infrastructure — 0.5%
Apple Bidco LLC, 2022 Incremental Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.00%), 9.10%, 09/22/28		671		667,117
KKR Apple Bidco LLC, 2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 7.97%, 09/23/28		825		816,527

36	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2023	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Transportation Infrastructure (continued)
OLA Netherlands BV, Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 6.25%), 11.43%, 12/15/26	USD	737	$689,371
Rand Parent LLC, 2023 Term Loan B, (3-mo. CME Term SOFR + 4.25%), 9.49%, 03/17/30		222	207,605

			2,380,620

Wireless Telecommunication Services — 0.9%
Digicel International Finance Ltd., 2017 Term Loan B, (1-mo. LIBOR US + 3.25%), 8.98%, 05/28/24		494	452,072
GOGO Intermediate Holdings LLC, Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.75%), 8.97%, 04/30/28		824	821,667
SBA Senior Finance II LLC, 2018 Term Loan B, (1-mo. LIBOR US + 1.75%), 6.95%, 04/11/25		3,283	3,281,908

			4,555,647

Total Floating Rate Loan Interests — 106.9% (Cost: $549,868,047)			534,353,295

		Shares

Investment Companies

Equity Funds — 0.1%
Janus Henderson AAA CLO ETF		10,000	498,500

Fixed Income Funds — 0.8%
Invesco Senior Loan ETF		116,200	2,444,848
iShares iBoxx $ High Yield Corporate Bond ETF(n)		20,000	1,501,400

			3,946,248

Total Investment Companies — 0.9% (Cost: $4,445,634)			4,444,748

		Benefical Interest (000)

Other Interests

Capital Markets — 0.0%
Millennium Lender Claim Trust(e)(o)	USD	1,156	—

Industrial Conglomerates — 0.0%
Millennium Corp. Claim(e)(o)		1,084	—

Total Other Interests — 0.0% (Cost: $ — )			—

		Par (000)

Preferred Securities

Capital Trusts — 0.3%(a)

Automobiles — 0.0%
General Motors Financial Co., Inc., Series C, 5.70%(i)	USD	50	43,892

Banks(i) — 0.1%
AIB Group PLC, 5.25%(c)	EUR	200	203,574

Security		Par (000)	Value

Banks (continued)
Citigroup, Inc., Series P, 5.95%	USD	220	$210,986
Hongkong & Shanghai Banking Corp. Ltd., Series 3H, 5.46%		10	9,941
PNC Financial Services Group, Inc.
6.25%, 12/31/99		72	64,638
Series V, 6.20%		67	62,454

			551,593

Diversified Telecommunication Services — 0.0%
Telefonica Europe BV, 6.14%(c)(i)	EUR	100	105,164

Electric Utilities — 0.1%
Edison International, Series B, 5.00%(i)	USD	55	47,515
EDP - Energias de Portugal SA, 5.94%, 04/23/83(c)	EUR	100	108,030
Electricite de France SA, 3.38%(c)(i)		200	167,124

			322,669

Financial Services — 0.0%
Barclays PLC, 4.38%(i)	USD	200	135,880

Independent Power and Renewable Electricity Producers(b)(i) — 0.1%
NRG Energy, Inc., 10.25%		112	105,613
Vistra Corp., 7.00%		77	67,182

			172,795

			1,331,993

		Shares

Preferred Stocks — 0.0%

Financial Services — 0.0%
Alliant Holdings, Inc.(e)		83	78,858

			78,858

Total Preferred Securities — 0.3% (Cost: $1,589,000)			1,410,851

Warrants

Consumer Discretionary — 0.0%
Service King (Carnelian Point), (Expires 06/30/27, Strike Price USD 10.00)(d)		3,030	—

Energy Equipment & Services — 0.0%
Turbo Cayman Ltd.(d)(e)		1	—

Oil, Gas & Consumable Fuels — 0.0%
California Resources Corp., (Issued/Exercisable 11/03/20, 1 Share for 1 Warrant, Expires 10/27/24, Strike Price USD 36.00)(d)		1,152	13,663

Total Warrants — 0.0% (Cost: $ — )			13,663

Total Investments — 126.8% (Cost: $676,983,779)			633,545,247

Liabilities in Excess of Other Assets — (26.8)%			(133,795,867)

Net Assets — 100.0%			$499,749,380

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (unaudited) (continued) June 30, 2023	BlackRock Debt Strategies Fund, Inc. (DSU)

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	Non-income producing security.
(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $0, representing 0.00% of its net assets as of period end, and an original cost of $0.

(g)	Issuer filed for bankruptcy and/or is in default.
(h)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(i)	Perpetual security with no stated maturity date.
(j)	Convertible security.
(k)	Zero-coupon bond.
(l)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(m)	Rounds to less than 1,000.
(n)	Affiliate of the Fund.
(o)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended June 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/22	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/23	Shares Held at 06/30/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class(a)	$482,274	$—	$(482,274	)(b)	$—	$—	$—	—	$21,554	$—
iShares iBoxx $ High Yield Corporate Bond ETF	—	4,175,600	(2,611,534)		(45,666)	(17,000)	1,501,400	20,000	38,397	—

					$(45,666)	$(17,000)	$1,501,400		$59,951	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	104,394	EUR	95,000	BNP Paribas SA	09/20/23	$334
USD	520,854	EUR	474,635	BNP Paribas SA	09/20/23	952
USD	3,365,658	EUR	3,067,000	BNP Paribas SA	09/20/23	6,150
USD	295,633	EUR	269,365	Toronto-Dominion Bank	09/20/23	578
USD	1,696,470	GBP	1,323,000	BNP Paribas SA	09/20/23	15,903

						23,917

USD	100,805	EUR	93,000	Bank of America N.A.	09/20/23	(1,065)
USD	162,197	EUR	150,000	Bank of America N.A.	09/20/23	(2,109)
USD	5,379	EUR	5,000	Barclays Bank PLC	09/20/23	(98)
USD	126,629	GBP	100,000	Barclays Bank PLC	09/20/23	(398)

						(3,670)

						$20,247

38	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2023	BlackRock Debt Strategies Fund, Inc. (DSU)

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Credit Rating	(a)	Notional Amount (000)	(b)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.39.V2	5.00%	Quarterly	12/20/27	B		USD 4,049		$136,225	$(57,122)	$193,347

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

OTC Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Casino, Guichard-Perrachon S.A.	5.00%	Quarterly	BNP Paribas SA	12/20/23	CC	EUR	6	$(6,042)	$(298)	$(5,744)
Jaguar Land Rover Automotive PLC	5.00	Quarterly	Bank of America N.A.	06/20/26	BB-	EUR	4	50	(104)	154
Jaguar Land Rover Automotive PLC	5.00	Quarterly	Credit Suisse International	12/20/26	BB-	EUR	1	(7)	49	(56)
Jaguar Land Rover Automotive PLC	5.00	Quarterly	Credit Suisse International	12/20/26	BB-	EUR	10	(43)	306	(349)
CMA CGM SA	5.00	Quarterly	Credit Suisse International	06/20/27	NR	EUR	8	774	297	477
Adler Real Estate AG	5.00	Quarterly	Bank of America N.A.	12/20/27	CCC+	EUR	15	(3,733)	(3,166)	(567)
United Group B.V.	5.00	Quarterly	Bank of America N.A.	12/20/27	B	EUR	5	(446)	(636)	190
United Group B.V.	5.00	Quarterly	Morgan Stanley & Co. International PLC	12/20/27	B	EUR	5	(540)	(832)	292
K&S AG	5.00	Quarterly	Morgan Stanley & Co. International PLC	06/20/28	BBB-	EUR	5	676	529	147
Ladbrokes Coral Group Ltd.	1.00	Quarterly	Morgan Stanley & Co. International PLC	06/20/28	BB	EUR	14	(497)	(995)	498

								$(9,808)	$(4,850)	$(4,958)

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps and OTC Swaps

Description	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation
Centrally Cleared Swaps(a)	$—	$(57,122)	$193,347	$—
OTC Swaps	1,181	(6,031)	1,758	(6,716)

(a)

Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

S C H E D U L E O F I N V E S T M E N T S	39

Schedule of Investments (unaudited) (continued) June 30, 2023	BlackRock Debt Strategies Fund, Inc. (DSU)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	$—	$—	$—	$23,917	$—	$—	$23,917
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps(a)	—	193,347	—	—	—	—	193,347
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums paid	—	2,939	—	—	—	—	2,939

	$—	$196,286	$—	$23,917	$—	$—	$220,203

Liabilities — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts	$—	$—	$—	$3,670	$—	$—	$3,670
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums received	—	12,747	—	—	—	—	12,747

	$—	$12,747	$—	$3,670	$—	$—	$16,417

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended June 30, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Forward foreign currency exchange contracts	$—	$—	$—	$(53,804)	$—	$—	$(53,804)
Swaps	—	99,148	—	—	—	—	99,148

	$—	$99,148	$—	$(53,804)	$—	$—	$45,344

Net Change in Unrealized Appreciation (Depreciation) on:
Forward foreign currency exchange contracts	$—	$—	$—	$18,089	$—	$—	$18,089
Swaps	—	134,250	—	—	—	—	134,250

	$—	$134,250	$—	$18,089	$—	$—	$152,339

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$6,049,542
Average amounts sold — in USD	$280,340
Credit default swaps:
Average notional value — sell protection	$4,164,004

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

40	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2023	BlackRock Debt Strategies Fund, Inc. (DSU)

Derivative Financial Instruments — Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities
Derivative Financial Instruments
Forward foreign currency exchange contracts	$23,917	$3,670
Swaps — centrally cleared	29,406	—
Swaps — OTC(a)	2,939	12,747

Total derivative assets and liabilities in the Statements of Assets and Liabilities	56,262	16,417

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(29,406)	—

Total derivative assets and liabilities subject to an MNA	$26,856	$16,417

(a)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums (paid/received) in the Statements of Assets and Liabilities.

The following table presents the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received (and pledged) by the Fund:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets	(b)(c)
Bank of America N.A.	$344	$(344)	$—	$—	$—
BNP Paribas SA	23,339	(6,042)	—	—	17,297
Credit Suisse International	1,129	(405)	—	—	724
Morgan Stanley & Co. International PLC	1,466	(1,466)	—	—	—
Toronto-Dominion Bank	578	—	—	—	578

	$26,856	$(8,257)	$—	$—	$18,599

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities	(b)(d)
Bank of America N.A.	$7,647	$(344)	$—	$—	$7,303
Barclays Bank PLC	496	—	—	—	496
BNP Paribas SA	6,042	(6,042)	—	—	—
Credit Suisse International	405	(405)	—	—	—
Morgan Stanley & Co. International PLC	1,827	(1,466)	—	—	361

	$16,417	$(8,257)	$—	$—	$8,160

(a)	The amount of derivatives available for offset is limited to the amount of derivative asset and/or liabilities that are subject to an MNA.
(b)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(c)	Net amount represents the net amount receivable from the counterparty in the event of default.
(d)	Net amount represents the net amount payable due to counterparty in the event of default.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$4,144,645	$—	$4,144,645
Common Stocks
Construction & Engineering	—	25,467	—	25,467

S C H E D U L E O F I N V E S T M E N T S	41

Schedule of Investments (unaudited) (continued) June 30, 2023	BlackRock Debt Strategies Fund, Inc. (DSU)

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Electrical Equipment	$16,728	$—	$—	$16,728
Energy Equipment & Services	—	—	—	—
Financial Services	—	182,163	—	182,163
Industrial Conglomerates	—	17	—	17
Oil, Gas & Consumable Fuels	—	—	10,752	10,752
Semiconductors & Semiconductor Equipment	5,998	—	—	5,998
Corporate Bonds	—	88,936,919	1	88,936,920
Floating Rate Loan Interests	—	512,645,949	21,707,346	534,353,295
Investment Companies	4,444,748	—	—	4,444,748
Other Interests	—	—	—	—
Preferred Securities
Capital Trusts	—	1,331,993	—	1,331,993
Preferred Stocks	—	—	78,858	78,858
Warrants	13,663	—	—	13,663
Liabilities
Unfunded Floating Rate Loan Interests(a)	—	(19,097)	—	(19,097)

	$4,481,137	$607,248,056	$21,796,957	$633,526,150

Derivative Financial Instruments(b)
Assets
Credit Contracts	$—	$195,105	$—	$195,105
Foreign Currency Exchange Contracts	—	23,917	—	23,917
Liabilities
Credit Contracts	—	(6,716)	—	(6,716)
Foreign Currency Exchange Contracts	—	(3,670)	—	(3,670)

	$—	$208,636	$—	$208,636

(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)

Derivative financial instruments are swaps and forward foreign currency exchange contracts. Swaps and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, bank borrowings payable of $137,000,000 are categorized as Level 2 within the fair value hierarchy.

A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Other Interests		Preferred Stocks	Warrants		Total
Assets
Opening balance, as of December 31, 2022	$12,356	$1	$11,366,161	$—	(a)	$75,612	$—	(a)	$11,454,130
Transfers into Level 3(b)	—	—	9,798,043	—		—	—		9,798,043
Transfers out of Level 3(c)	—	—	(2,186,294)	—		—	—		(2,186,294)
Accrued discounts/premiums	—	—	231,453	—		—	—		231,453
Net realized gain (loss)	(254,730)	—	(38,174)	—		—	—		(292,904)
Net change in unrealized appreciation (depreciation)(d)(e)	254,111	—	337,684	—		3,246	—		595,041
Purchases	—	—	4,368,028	—		—	—		4,368,028
Sales	(985)	—	(2,169,555)	—		—	—		(2,170,540)

Closing balance, as of June 30, 2023	$10,752	$1	$21,707,346	$—	(a)	$78,858	$—	(a)	$21,796,957

Net change in unrealized appreciation (depreciation) on investments still held at June 30, 2023(e)	$—	$—	$294,504	$—		$3,245	$—		$297,749

(a)	Rounds to less than $1.
(b)

As of December 31, 2022, the Fund used observable inputs in determining the value of certain investments. As of June 30, 2023, the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 2 to Level 3 in the disclosure hierarchy.

(c)

As of December 31, 2022, the Fund used significant unobservable inputs in determining the value of certain investments. As of June 30, 2023, the Fund used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the disclosure hierarchy.

(d)	Included in the related net change in unrealized appreciation (depreciation) in the Statements of Operations.
(e)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at June 30, 2023 is generally due to investments no longer held or categorized as Level 3 at period end.

42	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2023	BlackRock Debt Strategies Fund, Inc. (DSU)

The Fund’s financial instruments that are categorized as Level 3 were valued utilizing third-party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third-party information could result in a significantly lower or higher value of such Level 3 financial instruments.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	43

Schedule of Investments (unaudited) June 30, 2023	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities
Golub Capital Partners CLO 66B Ltd., Series 2023- 66, Class D, (3-mo. CME Term SOFR + 5.50%), 10.48%, 04/25/36(a)(b)	USD	1,000	$998,106
Palmer Square CLO Ltd., (3-mo. Term SOFR + 5.00%), 6.80%, 04/20/36		1,000	1,000,646
Pikes Peak CLO Ltd., Series 2023-14, Class D, (3-mo. CME Term SOFR + 5.45%), 10.51%, 04/20/36(a)(b)		1,000	1,000,956
Symphony CLO 38 Ltd., Series 2023-38, Class D, (3-mo. CME Term SOFR + 5.20%), 10.02%, 04/24/36(a)(b)		1,000	983,157

Whitebox CLO IV Ltd., Series 2023-4A, Class D, (3-mo. CME Term SOFR + 5.15%), 9.93%, 04/20/36(a)(b)		1,000	1,000,292

Total Asset-Backed Securities — 1.1% (Cost: $5,000,000)			4,983,157

		Shares

Common Stocks

Construction & Engineering — 0.0%

McDermott International Ltd.(c)		123,933	22,308

Electrical Equipment — 0.0%

SunPower Corp.(c)		1,860	18,228

Energy Equipment & Services — 0.0%

Project Investor Holdings LLC, (Acquired 02/12/19, Cost: $0)(d)(e)		6,099	—

Financial Services — 0.1%

NMG Parent LLC		3,613	445,602

Oil, Gas & Consumable Fuels — 0.0%

Kcad Holdings I Ltd.(d)		309,827,230	3,099

Semiconductors & Semiconductor Equipment — 0.0%
Maxeon Solar Technologies Ltd.(c)		232	6,533

Total Common Stocks — 0.1% (Cost: $5,514,227)			495,770

		Par (000)

Corporate Bonds

Automobile Components — 0.1%

Clarios Global LP, 6.75%, 05/15/25(b)	USD	446	446,273

Building Materials — 0.0%

Summit Materials LLC/Summit Materials Finance Corp., 5.25%, 01/15/29(b)		118	111,483

Building Products — 0.1%

White Cap Buyer LLC, 6.88%, 10/15/28(b)		250	226,562

Capital Markets — 0.0%

AG TTMT Escrow Issuer LLC, 8.63%, 09/30/27(b)		119	121,971

Chemicals(b) — 0.1%
Illuminate Buyer LLC/Illuminate Holdings IV, Inc., 9.00%, 07/01/28		51	44,439

WR Grace Holdings LLC, 5.63%, 08/15/29		388	317,889

			362,328

Security		Par (000)	Value

Commercial Services & Supplies — 0.0%

Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, 01/15/28(b)	USD	207	$193,918

Construction Materials — 0.0%

Wesco Aircraft Holdings, Inc., 9.00%, 11/15/26(b)		1,013	96,235

Diversified Telecommunication Services — 0.0%

Zayo Group Holdings, Inc., 6.13%, 03/01/28(b)		251	156,842

Electric Utilities — 0.0%

Texas Competitive Electric Holdings, 1.00%, 10/10/19(a)(c)(d)(f)		1,710	—

Electronic Equipment, Instruments & Components — 0.2%

Vertiv Group Corp., 4.13%, 11/15/28(b)		901	811,777

Health Care Providers & Services — 0.1%

Medline Borrower LP, 5.25%, 10/01/29(b)		384	333,196

Hotels, Restaurants & Leisure(b) — 0.2%
Caesars Entertainment, Inc., 4.63%, 10/15/29		390	340,552

Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 6.75%, 01/15/30		641	545,515

			886,067

Insurance — 0.1%

Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/27(b)		357	335,580

Internet Software & Services(b) — 0.1%
Expedia Group, Inc., 6.25%, 05/01/25		337	338,096

Uber Technologies, Inc., 4.50%, 08/15/29		381	350,672

			688,768

Media(b) — 0.2%
Ligado Networks LLC, (15.50% PIK), 15.50%, 11/01/23(g)		263	99,751
Odeon Finco PLC, 12.75%, 11/01/27		607	594,728

Radiate Holdco LLC/Radiate Finance, Inc., 4.50%, 09/15/26		573	456,833

			1,151,312

Passenger Airlines — 0.3%

Allegiant Travel Co., 8.50%, 02/05/24(b)		1,195	1,192,012

Real Estate Management & Development — 0.1%

Realogy Group LLC/Realogy Co.-Issuer Corp., 5.75%, 01/15/29(b)		510	381,588

Wireless Telecommunication Services — 0.0%

VICI Properties LP/VICI Note Co., Inc., 4.63%, 06/15/25(b)		138	133,342

Total Corporate Bonds — 1.6% (Cost: $8,950,480)			7,629,254

Floating Rate Loan Interests(a)

Aerospace & Defense — 3.5%
Atlas CC Acquisition Corp.
Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.25%), 9.78%, 05/25/28		2,832	2,451,898
Term Loan C, (3-mo. CME Term SOFR at 0.75% Floor + 4.25%), 9.78%, 05/25/28		576	498,691
Bleriot U.S. Bidco, Inc., 2021 Term Loan B, (3-mo. CME Term SOFR + 4.00%), 9.50%, 10/31/26		704	702,579
Cobham Ultra SeniorCo SARL, USD Term Loan B, (6-mo. LIBOR US at 0.50% Floor + 3.50%), 8.56%, 08/03/29		371	363,893

44	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2023	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Aerospace & Defense (continued)
NORDAM Group, Inc., Term Loan B, (1-mo. CME Term SOFR + 5.60%), 10.70%, 04/09/26	USD	758	$644,589
Peraton Corp.
2nd Lien Term Loan B1, (3-mo. CME Term SOFR at 0.75% Floor + 7.75%), 12.98%, 02/01/29		1,699	1,644,132
Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.75%), 8.95%, 02/01/28		5,671	5,560,235
Setanta Aircraft Leasing Designated Activity Co., Term Loan B, (3-mo. LIBOR US + 2.00%), 7.54%, 11/05/28		1,340	1,338,566

TransDigm, Inc., 2023 Term Loan I, (3-mo. CME Term SOFR + 3.25%), 8.49%, 08/24/28		3,001	2,998,425

			16,203,008

Automobile Components — 0.6%
Adient U.S. LLC, 2021 Term Loan B, (1-mo. CME Term SOFR + 3.25%), 8.47%, 04/10/28		523	522,131

Clarios Global LP, 2023 Incremental Term Loan, (1-mo. CME Term SOFR + 3.75%), 8.85%, 05/06/30		2,264	2,256,212

			2,778,343

Automobiles — 0.5%

Dealer Tire Financial LLC, Term Loan B2, (1-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.60%, 12/14/27		2,532	2,519,247

Beverages — 1.1%
Naked Juice LLC
2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 6.00%), 11.34%, 01/24/30		1,804	1,420,596

Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.59%, 01/24/29		3,875	3,597,221

			5,017,817

Broadline Retail — 1.7%
Fanatics Commerce Intermediate Holdco LLC, Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.61%, 11/24/28		1,605	1,599,430
Midas Intermediate Holdco II LLC, 2022 PIK Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 6.85%, 1.50% PIK), 5.96%, 06/30/27(g)		1,724	1,493,451
PUG LLC
2021 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.25%), 9.45%, 02/12/27(d)		366	328,941
USD Term Loan, (1-mo. CME Term SOFR + 3.50%), 8.72%, 02/12/27		3,765	3,337,081
Sally Holdings LLC, 2023 Term Loan B, (1-mo. CME Term SOFR + 2.50%), 7.60%, 02/28/30(d)		632	631,624

Woof Holdings, Inc., 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 3.75%), 8.95%, 12/21/27(d)		543	530,306

			7,920,833

Building Products — 1.9%
AZZ, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.25%), 9.41%, 05/13/29		261	261,444
Cornerstone Building Brands, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.50%, 04/12/28		265	252,957

Security		Par (000)	Value

Building Products (continued)
CP Atlas Buyer, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.95%, 11/23/27	USD	1,459	$1,369,658
CPG International LLC, 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.70%, 04/28/29		794	789,696
IPS Corp.
2021 2nd Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 7.00%), 12.20%, 10/01/29(d)		1,046	815,880
2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.95%, 10/02/28		596	549,581
Jeld-Wen, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR + 2.25%), 7.47%, 07/28/28		815	809,156
LSF10 XL Bidco SCA, 2021 EUR Term Loan B4, (3-mo. EURIBOR + 3.93%), 7.52%, 04/12/28	EUR	853	792,775

Wilsonart LLC, 2021 Term Loan E, (6-mo. LIBOR US at 1.00% Floor + 3.50%), 8.71%, 12/31/26	USD	3,156	3,104,949

			8,746,096

Capital Markets — 3.5%
Advisor Group, Inc., 2021 Term Loan, (1-mo. LIBOR US + 4.50%), 9.69%, 07/31/26		1,016	1,015,915
Ascensus Holdings, Inc.
2021 2nd Lien Term Loan, (1-mo. LIBOR US at 0.50% Floor + 6.50%), 11.69%, 08/02/29		2,699	2,401,649
Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.72%, 08/02/28		2,821	2,769,746
Axalta Coating Systems U.S. Holdings, Inc., 2022 USD Term Loan B4, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 8.24%, 12/20/29		1,155	1,156,414
Azalea Topco, Inc., Term Loan, (1-mo. CME Term SOFR + 3.50%), 8.72%, 07/24/26		963	934,254
Castlelake Aviation Ltd., Term Loan B, (3-mo. LIBOR US at 0.50% Floor + 2.75%), 8.30%, 10/22/26		1,590	1,580,857
Castlelake Aviation One DAC, 2023 Incremental Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.75%), 8.00%, 10/22/27		716	712,224
Focus Financial Partners LLC
2021 Term Loan B4, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.60%, 06/30/28		1,463	1,443,178
2023 Term Loan B6, 06/30/28(h)		788	782,287
Greenhill & Co., Inc., Term Loan B, (3-mo. LIBOR US + 3.25%), 8.73%, 04/12/24		1,162	1,160,221
ION Trading Finance Ltd., 2021 USD Term Loan, (3-mo. LIBOR US + 4.75%), 10.09%, 04/03/28		670	656,196

Press Ganey Holdings, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.75%), 8.97%, 07/24/26		1,680	1,622,106

			16,235,047

Chemicals — 5.5%
Aruba Investments Holdings LLC
2020 2nd Lien Term Loan, (1-mo. LIBOR US at 0.75% Floor + 7.75%), 12.94%, 11/24/28		1,440	1,267,200
2020 USD Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 4.00%), 9.20%, 11/24/27		762	733,615
Ascend Performance Materials Operations LLC, 2021 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.75%), 9.99%, 08/27/26		2,502	2,447,135

S C H E D U L E O F I N V E S T M E N T S	45

Schedule of Investments (unaudited) (continued) June 30, 2023	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Chemicals (continued)
CPC Acquisition Corp., Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 3.75%), 9.25%, 12/29/27	USD	644	$486,044
Discovery Purchaser Corp., Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.38%), 9.62%, 10/04/29		952	909,139
Element Solutions, Inc., 2019 Term Loan B1, (1-mo. CME Term SOFR + 2.00%), 7.10%, 01/31/26		1,972	1,970,316
HB Fuller Co., 2023 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.60%, 02/15/30		292	293,051
Illuminate Buyer LLC, 2021 Term Loan, (1-mo. CME Term SOFR + 3.50%), 8.72%, 06/30/27		1,384	1,371,063
INEOS U.S. Finance LLC, 2023 USD Term Loan B, (3-mo. CME Term SOFR + 3.50%), 8.70%, 02/18/30		678	673,518
Lonza Group AG, USD Term Loan B, (3-mo. CME Term SOFR + 3.93%), 9.27%, 07/03/28		1,069	900,603
LSF11 A5 Holdco LLC, Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.72%, 10/15/28		1,815	1,787,589
Messer Industries GmbH, 2018 USD Term Loan, (3-mo. CME Term SOFR + 2.50%), 8.00%, 03/02/26		2,082	2,079,283
Momentive Performance Materials USA LLC, 2023 Term Loan, (1-mo. CME Term SOFR + 4.50%), 9.60%, 03/29/28		2,039	1,984,513
Nouryon USA LLC, 2023 USD Term Loan B, (3-mo. CME Term SOFR + 4.00%), 9.32%, 04/03/28		734	725,970
Olympus Water U.S. Holding Corp., 2023 Incremental Term Loan, 11/09/28(h)		677	653,163
OQ Chemicals Corp., 2017 USD Term Loan B2, (1-mo. CME Term SOFR + 3.60%), 8.74%, 10/14/24		1,709	1,676,230
PQ Corp., 2021 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.65%, 06/09/28		1,721	1,711,467
SCIH Salt Holdings, Inc., 2021 Incremental Term Loan B, (1-mo. LIBOR US at 0.75% Floor + 4.00%), 9.19%, 03/16/27		1,047	1,030,642
Sparta U.S. HoldCo LLC, 2021 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 3.25%), 8.54%, 08/02/28		1,640	1,625,540
Starfruit Finco BV, 2018 USD Term Loan B, (3-mo. CME Term SOFR + 2.75%), 8.07%, 10/01/25		159	158,232

W.R. Grace Holdings LLC, 2021 Term Loan B, (3-mo. LIBOR US at 0.50% Floor + 3.75%), 9.31%, 09/22/28		926	918,288

			25,402,601

Commercial Services & Supplies — 4.4%
Allied Universal Holdco LLC, 2021 USD Incremental Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.95%, 05/12/28		2,609	2,532,489
Amentum Government Services Holdings LLC, 2022 Term Loan, (1-mo. CME Term SOFR + 4.00%), 9.15%, 02/15/29(d)		783	763,513
Aramark Services, Inc., 2023 Term Loan B6, 06/22/30(d)(h)		761	759,975

Security		Par (000)	Value

Commercial Services & Supplies (continued)
Asplundh Tree Expert LLC, 2021 Term Loan B, (1-mo. CME Term SOFR + 1.75%), 6.95%, 09/07/27	USD	1,958	$1,951,535
Clean Harbors, Inc., 2021 Incremental Term Loan B, (1-mo. LIBOR US + 2.00%), 7.19%, 10/08/28		694	692,400
Covanta Holding Corp.
2021 Term Loan C, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.60%, 11/30/28		86	84,792
2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.60%, 11/30/28		1,129	1,117,826
EnergySolutions LLC, 2018 Term Loan B, (3-mo. LIBOR US at 1.00% Floor + 3.75%), 9.29%, 05/09/25		490	480,617
GFL Environmental, Inc., 2023 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 8.15%, 05/28/27		728	727,849
LABL, Inc., 2021 USD 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 5.10%), 10.20%, 10/29/28		1,597	1,578,898
PECF USS Intermediate Holding III Corp., Term Loan B, (3-mo. LIBOR US at 0.50% Floor + 4.25%), 9.52%, 12/15/28		802	653,644
Prime Security Services Borrower LLC, 2021 Term Loan, (1-mo. LIBOR US at 0.75% Floor + 2.75%), 7.94%, 09/23/26		1,918	1,916,196
Tempo Acquisition LLC, 2022 Term Loan B, (1-mo. CME Term SOFR + 3.00%), 8.10%, 08/31/28		4,779	4,779,363
TruGreen LP, 2020 Term Loan, (1-mo. CME Term SOFR + 4.00%), 9.20%, 11/02/27		1,643	1,508,452

Viad Corp., Initial Term Loan, (1-mo. CME Term SOFR + 5.00%), 10.22%, 07/30/28		778	754,796

			20,302,345

Communications Equipment — 0.2%
Ciena Corp., 2023 Term Loan B, (1-mo. CME Term SOFR + 2.50%), 7.59%, 01/18/30		212	212,467

ViaSat, Inc., Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.60%, 03/02/29		949	915,864

			1,128,331

Construction & Engineering — 0.8%
Brand Energy & Infrastructure Services, Inc., 2017 Term Loan, (1-mo. LIBOR US at 1.00% Floor + 4.25%), 9.41%, 06/21/24		978	966,712
Pike Corp., 2021 Incremental Term Loan B, (1-mo. CME Term SOFR + 3.00%), 8.22%, 01/21/28		1,045	1,039,502

USIC Holdings, Inc., 2021 Term Loan, (1-mo. LIBOR US at 0.75% Floor + 3.50%), 8.69%, 05/12/28		1,742	1,646,682

			3,652,896

Construction Materials — 1.0%
American Builders & Contractors Supply Co., Inc., 2019 Term Loan, (1-mo. CME Term SOFR + 2.00%), 7.20%, 01/15/27		1,188	1,182,776
New AMI I LLC, 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 6.00%), 11.10%, 03/08/29		842	706,793

46	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2023	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Construction Materials (continued)
Oscar AcquisitionCo. LLC, Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.84%, 04/29/29	USD	1,100	$1,073,111
Standard Industries, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.69%, 09/22/28		1,598	1,595,918

			4,558,598

Consumer Staples Distribution & Retail — 0.3%
U.S. Foods, Inc.
2019 Term Loan B, (1-mo. CME Term SOFR + 2.00%), 7.22%, 09/13/26		675	673,852
2021 Term Loan B, (1-mo. CME Term SOFR + 2.75%), 7.97%, 11/22/28		891	889,627

			1,563,479

Containers & Packaging — 1.9%
Charter Next Generation, Inc., 2021 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 3.75%), 8.97%, 12/01/27		3,470	3,439,770
Mauser Packaging Solutions Holding Co., Term Loan B, (3-mo. CME Term SOFR + 4.00%), 9.16%, 08/14/26		1,262	1,256,914
Pregis TopCo Corp.
1st Lien Term Loan, (1-mo. CME Term SOFR + 3.75%), 8.97%, 07/31/26		612	607,623
2021 Incremental Term Loan, (1-mo. LIBOR US at 0.50% Floor + 3.75%), 8.94%, 07/31/26		697	689,262
Reynolds Consumer Products LLC, Term Loan, (1-mo. CME Term SOFR + 1.75%), 6.95%, 02/04/27		1,483	1,480,680
Reynolds Group Holdings, Inc., 2020 Term Loan B2, (1-mo. CME Term SOFR + 3.25%), 8.47%, 02/05/26		307	306,451
Trident TPI Holdings, Inc., 2021 Incremental Term Loan, (3-mo. LIBOR US at 0.50% Floor + 4.00%), 9.54%, 09/15/28		1,142	1,114,879

			8,895,579

Distributors — 0.2%
PAI Holdco, Inc., 2020 Term Loan B, (3-mo. LIBOR US at 0.75% Floor + 3.75%), 9.02%, 10/28/27		1,016	938,721

Diversified Consumer Services — 3.1%
2U, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 6.50%), 11.32%, 12/28/26		951	911,261
Ascend Learning LLC
2021 2nd Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 5.75%), 10.95%, 12/10/29		781	660,593
2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.70%, 12/11/28		1,915	1,796,062
Bright Horizons Family Solutions LLC, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 7.47%, 11/24/28		923	918,718
KUEHG Corp., 2023 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 5.00%), 10.24%, 06/12/30		1,408	1,392,160

Security		Par (000)	Value

Diversified Consumer Services (continued)
Sotheby’s
2021 Term Loan B, (3-mo. LIBOR US at 0.50% Floor + 4.50%), 9.76%, 01/15/27	USD	1,771	$1,723,798
2023 Incremental Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.76%, 01/15/27		395	384,137
SSH Group Holdings, Inc., 2018 1st Lien Term Loan, (3-mo. LIBOR US + 4.00%), 9.54%, 07/30/25		223	221,443
Veritas U.S., Inc., 2021 USD Term Loan B, (1-mo. LIBOR US at 1.00% Floor + 5.00%), 10.22%, 09/01/25		2,959	2,406,166
Wand NewCo 3, Inc., 2020 Term Loan, (1-mo. LIBOR US + 2.75%), 7.41%, 02/05/26		2,559	2,534,685
WCG Intermediate Corp., 2019 Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 4.00%), 9.22%, 01/08/27		1,225	1,200,976

			14,149,999

Diversified REITs — 0.2%
RHP Hotel Properties, LP, 2023 Term Loan B, (1-mo. CME Term SOFR + 2.75%), 7.85%, 05/18/30		829	827,712

Diversified Telecommunication Services — 5.4%
Altice Financing SA
2017 USD Term Loan B, (3-mo. LIBOR US + 2.75%), 8.01%, 07/15/25(d)		1,078	1,056,730
USD 2017 1st Lien Term Loan, (3-mo. LIBOR US + 2.75%), 8.01%, 01/31/26		1,547	1,517,839
Cablevision Lightpath LLC, Term Loan B, (1-mo. LIBOR US at 0.50% Floor + 3.25%), 8.44%, 11/30/27		232	223,177
Connect Finco SARL, 2021 Term Loan B, (1-mo. LIBOR US + 3.50%), 8.70%, 12/11/26		6,623	6,613,056
Consolidated Communications, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.50%), 8.72%, 10/02/27		808	710,925
Iridium Satellite LLC, 2021 Term Loan B2, (1-mo. CME Term SOFR at 0.75% Floor + 2.50%), 7.70%, 11/04/26		1,794	1,792,945
Level 3 Financing, Inc., 2019 Term Loan B, (1-mo. CME Term SOFR + 1.75%), 6.97%, 03/01/27		1,766	1,641,583
Lumen Technologies, Inc., 2020 Term Loan B, (1-mo. CME Term SOFR + 2.25%), 7.47%, 03/15/27		1,790	1,373,755
Orbcomm, Inc., Term Loan B, (3-mo. LIBOR US at 0.75% Floor + 4.25%), 9.58%, 09/01/28		868	694,081
Radiate Holdco LLC, 2021 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 3.25%), 8.47%, 09/25/26		2,547	2,118,660
Virgin Media Bristol LLC
2020 USD Term Loan Q, (1-mo. LIBOR US + 3.25%), 8.44%, 01/31/29		1,335	1,327,844
USD Term Loan N, (1-mo. LIBOR US + 2.50%), 7.69%, 01/31/28		988	978,580

S C H E D U L E O F I N V E S T M E N T S	47

Schedule of Investments (unaudited) (continued) June 30, 2023	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Diversified Telecommunication Services (continued)
Virgin Media SFA Finance Ltd., GBP Term Loan L, (1-mo. SONIA + 3.25%), 7.71%, 01/15/27	GBP	1,000	$1,211,427
Zayo Group Holdings, Inc., USD Term Loan, (1-mo. CME Term SOFR + 3.00%), 8.22%, 03/09/27	USD	5,045	3,948,536

			25,209,138

Electric Utilities — 0.1%
Calpine Construction Finance Co. LP, 2017 Term Loan B, (1-mo. LIBOR US + 2.00%), 7.19%, 01/15/25		498	497,759

Electrical Equipment — 0.3%
Arcline FM Holdings LLC, 2021 1st Lien Term Loan, (3-mo. LIBOR US at 0.75% Floor + 4.75%), 10.25%, 06/23/28(d)		1,521	1,479,085

Electronic Equipment, Instruments & Components — 0.3%
Coherent Corp., 2022 Term Loan B, (1-mo. CME Term SOFR + 2.75%), 7.97%, 07/02/29		1,591	1,585,340

Energy Equipment & Services — 0.7%
Lealand Finance Co. BV
2020 Make Whole Term Loan, (3-mo. CME Term SOFR + 3.00%), 8.22%, 06/28/24		40	30,182
2020 Take Back Term Loan, (1-mo. LIBOR US + 1.00%, 3.00% PIK), 6.19%, 06/30/25(g)		305	170,663
Oryx Midstream Services Permian Basin LLC, 2023 Incremental Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.54%, 10/05/28		3,077	3,067,477

			3,268,322

Entertainment — 4.5%
AMC Entertainment Holdings, Inc., 2019 Term Loan B, (1-mo. LIBOR US + 3.00%), 8.22%, 04/22/26		1,499	1,167,120
Aristocrat Technologies, Inc., 2022 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.25%), 7.59%, 05/24/29		101	101,252
Cirque Du Soleil Holding USA Newco, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.25%), 9.49%, 03/08/30		905	896,255
City Football Group Ltd., Term Loan, (3-mo. LIBOR US at 0.50% Floor + 3.00%), 8.27%, 07/21/28		1,575	1,543,515
Creative Artists Agency LLC, 2023 Term Loan B, (1-mo. CME Term SOFR + 3.50%), 8.60%, 11/27/28		1,560	1,555,020
Delta 2 Lux SARL, Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 8.10%, 01/15/30		1,291	1,290,354
Equinox Holdings, Inc., 2017 1st Lien Term Loan, (6-mo. LIBOR US at 1.00% Floor + 3.00%), 8.73%, 03/08/24		3,851	3,567,004
Live Nation Entertainment, Inc., Term Loan B4, (1-mo. CME Term SOFR + 1.75%), 6.93%, 10/17/26		2,518	2,509,210
Playtika Holding Corp., 2021 Term Loan, (1-mo. LIBOR US + 2.75%), 7.94%, 03/13/28		1,492	1,484,928
SMG U.S. Midco 2, Inc., 2020 Term Loan, (3-mo. LIBOR US + 2.50%), 7.77%, 01/23/25		416	414,896

Security		Par (000)	Value

Entertainment (continued)
UFC Holdings LLC, 2021 Term Loan B, (3-mo. LIBOR US at 0.75% Floor + 2.75%), 8.05%, 04/29/26	USD	896	$894,460
William Morris Endeavor Entertainment LLC, 2018 1st Lien Term Loan, (1-mo. LIBOR US + 2.75%), 7.95%, 05/18/25		2,709	2,699,019
WMG Acquisition Corp., 2021 Term Loan G, (1-mo. CME Term SOFR + 2.13%), 7.33%, 01/20/28		2,700	2,690,457

			20,813,490

Financial Services — 5.1%
ABG Intermediate Holdings 2 LLC, 2021 Term Loan B1, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.70%, 12/21/28		796	791,414
Altice France SA, 2023 USD Term Loan B14, (3-mo. CME Term SOFR + 5.50%), 10.49%, 08/15/28		1,905	1,689,264
Belron Finance U.S. LLC
2018 Term Loan B, (3-mo. LIBOR US + 2.25%), 7.63%, 11/13/25		433	432,433
2019 USD Term Loan B3, (3-mo. LIBOR US + 2.25%), 7.56%, 10/30/26		862	860,306
2021 USD Term Loan B, (3-mo. LIBOR US at 0.50% Floor + 2.43%), 7.80%, 04/13/28		2,982	2,976,121
Belron Luxembourg SARL, 2023 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 2.75%), 7.83%, 04/18/29		471	470,708
Deerfield Dakota Holding LLC
2020 USD Term Loan B, (3-mo. CME Term SOFR at 1.00% Floor + 3.75%), 8.99%, 04/09/27		6,147	5,953,664
2021 USD 2nd Lien Term Loan, (3-mo. LIBOR US at 0.75% Floor + 6.75%), 12.29%, 04/07/28		1,806	1,672,808
FinCo I LLC, 2020 Term Loan B, (6-mo. LIBOR US + 2.50%), 8.08%, 06/27/25		614	613,748
LBM Acquisition LLC, Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 3.75%), 8.94%, 12/17/27		506	485,374
Lions Gate Capital Holdings LLC, 2018 Term Loan B, (1-mo. CME Term SOFR + 2.25%), 7.45%, 03/24/25		1,306	1,300,151
Sotera Health Holdings LLC, 2021 Term Loan, (3-mo. LIBOR US at 0.50% Floor + 2.75%), 8.02%, 12/11/26		2,539	2,496,167
Travelport Finance SARL, 2023 Consented Term Loan, 05/29/26(d)(h)		1,509	917,710
UPC Financing Partnership, 2021 USD Term Loan AX, (1-mo. LIBOR US + 2.93%), 8.12%, 01/31/29		768	750,433
WEX, Inc., 2021 Term Loan, (1-mo. CME Term SOFR + 2.25%), 7.47%, 03/31/28		968	966,061
White Cap Buyer LLC, Term Loan B, (1-mo. CME Term SOFR + 3.75%), 8.85%, 10/19/27		1,223	1,210,275

			23,586,637

Food Products — 3.5%
8th Avenue Food & Provisions, Inc.
2018 1st Lien Term Loan, (1-mo. CME Term SOFR + 3.75%), 8.97%, 10/01/25		1,183	1,083,644

48	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2023	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Food Products (continued)
8th Avenue Food & Provisions, Inc. (continued)
2021 Incremental Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 4.75%), 9.97%, 10/01/25	USD	1,516	$1,404,177
Chobani LLC, 2020 Term Loan B, (1-mo. CME Term SOFR at 1.00% Floor + 3.50%), 8.72%, 10/25/27		3,212	3,190,945
Froneri International Ltd., 2020 USD Term Loan, (3-mo. CME Term SOFR + 2.25%), 7.45%, 01/29/27		3,533	3,508,738
H-Food Holdings LLC, 2018 Term Loan B, (6-mo. LIBOR US + 3.69%), 9.27%, 05/23/25		497	436,110
Hostess Brands LLC, 2023 Term Loan B, (3-mo. CME Term SOFR + 2.50%), 7.75%, 06/21/30		1,019	1,015,554
Nomad Foods U.S. LLC, 2022 Term Loan B, (6-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.56%, 11/12/29		1,012	1,011,065
Sovos Brands Intermediate, Inc., 2021 Term Loan, (3-mo. LIBOR US at 0.75% Floor + 3.50%), 8.77%, 06/08/28		1,873	1,849,487
Triton Water Holdings, Inc., Term Loan, (3-mo. CME Term SOFR at 0.50% Floor), 5.24%, 03/31/28		2,272	2,191,824
UTZ Quality Foods LLC, 2021 Term Loan B, (1-mo. CME Term SOFR + 3.00%), 8.22%, 01/20/28		680	678,107

			16,369,651

Ground Transportation — 0.8%
AIT Worldwide Logistics Holdings, Inc., 2021 Term Loan, (1-mo. LIBOR US at 0.75% Floor + 4.75%), 9.93%, 04/06/28		576	556,457
Avis Budget Car Rental LLC, 2020 Term Loan B, (1-mo. CME Term SOFR + 1.75%), 6.97%, 08/06/27		655	646,511
SIRVA Worldwide, Inc., 2018 1st Lien Term Loan, (1-mo. CME Term SOFR + 5.50%), 10.66%, 08/04/25		1,168	1,044,380
Uber Technologies, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR + 2.75%), 8.01%, 03/03/30		1,604	1,606,684

			3,854,032

Health Care Equipment & Supplies — 1.7%
Chariot Buyer LLC, Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.45%, 11/03/28		2,445	2,386,707
Femur Buyer, Inc., 1st Lien Term Loan, (3-mo. LIBOR US + 4.50%), 10.00%, 03/05/26		686	628,388
Insulet Corp., Term Loan B, (1-mo. CME Term SOFR + 3.25%), 8.47%, 05/04/28		761	760,508
Medline Borrower LP, USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.47%, 10/23/28		4,326	4,272,826

			8,048,429

Health Care Providers & Services — 2.9%
CHG Healthcare Services, Inc., 2021 Term Loan, (1-mo. LIBOR US at 0.50% Floor + 3.25%), 8.44%, 09/29/28		1,018	1,012,017
CNT Holdings I Corp., 2020 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 3.50%), 8.46%, 11/08/27		1,828	1,819,563

Security		Par (000)		Value

Health Care Providers & Services (continued)
Electron BidCo, Inc., 2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 8.22%, 11/01/28	USD	2,180		$2,167,828
Envision Healthcare Corp.
2022 First Out Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 7.88%), 13.27%, 03/31/27		—	(i)	417
2022 Second Out Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 4.25%), 9.49%, 03/31/27		1,170		247,330
EyeCare Partners LLC
2020 Term Loan, (3-mo. CME Term SOFR + 3.75%), 9.25%, 02/18/27		1,660		1,216,449
2021 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 6.75%), 12.25%, 11/15/29		581		385,706
2021 Incremental Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 9.25%, 11/15/28		532		380,199
Ingenovis Health, Inc., Term Loan B, (1-mo. CME Term SOFR + 3.75%), 8.97%, 03/06/28		1,612		1,547,499
MED ParentCo LP, 1st Lien Term Loan, (1-mo. LIBOR US + 4.25%), 9.47%, 08/31/26		1,334		1,235,109
Medical Solutions Holdings, Inc., 2021 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 7.00%), 12.36%, 11/01/29		611		539,971
Option Care Health, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 7.94%, 10/27/28		697		695,690
PetVet Care Centers LLC, 2021 Term Loan B3, (1-mo. LIBOR US at 0.75% Floor + 3.50%), 8.69%, 02/14/25		52		50,483
Reverb Buyer, Inc., 2021 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.61%, 11/01/28		1,102		1,032,742
Surgery Center Holdings, Inc., 2021 Term Loan, (1-mo. LIBOR US at 0.75% Floor + 3.75%), 8.90%, 08/31/26		595		593,811
Vizient, Inc., 2022 Term Loan B7, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 7.44%, 05/16/29		335		334,111

				13,258,925

Health Care Technology — 2.9%
AthenaHealth Group, Inc., 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.59%, 02/15/29		2,984		2,868,887
Polaris Newco LLC, USD Term Loan B, (3-mo. LIBOR US at 0.50% Floor + 4.00%), 9.54%, 06/02/28		4,532		4,162,078
Verscend Holding Corp.
2021 2nd Lien Term Loan, (1-mo. LIBOR US at 0.50% Floor + 7.00%), 12.22%, 04/02/29(d)		3,092		3,092,000
2021 Term Loan B, (1-mo. LIBOR US + 4.00%), 9.22%, 08/27/25		3,101		3,096,312

				13,219,277

Hotels, Restaurants & Leisure — 6.2%
Alterra Mountain Co., 2023 Term Loan B, (1-mo. CME Term SOFR + 3.75%), 8.95%, 05/31/30(d)		155		154,613
Bally’s Corp., 2021 Term Loan B, (1-mo. LIBOR US at 0.50% Floor + 3.25%), 8.40%, 10/02/28		894		872,741

S C H E D U L E O F I N V E S T M E N T S	49

Schedule of Investments (unaudited) (continued) June 30, 2023	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Hotels, Restaurants & Leisure (continued)
Burger King (Restaurant Brands International, Inc.)/New Red Finance, Inc., Term Loan B4, (1-mo. LIBOR US + 1.75%), 6.94%, 11/19/26	USD	2,418	$2,398,452
Caesars Entertainment, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.45%, 02/06/30		1,244	1,242,751
Carnival Corp., USD Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.00%), 8.22%, 06/30/25		1,809	1,805,060
Churchill Downs, Inc., 2021 Incremental Term Loan B1, (1-mo. CME Term SOFR + 2.00%), 7.20%, 03/17/28		1,462	1,447,894
Fertitta Entertainment LLC, 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.00%), 9.10%, 01/27/29		4,103	4,044,120
Flutter Financing BV, 2022 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.75%, 07/22/28		1,176	1,176,912
Four Seasons Hotels Ltd., 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.45%, 11/30/29		3,050	3,053,622
IRB Holding Corp., 2022 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.00%), 8.20%, 12/15/27		2,391	2,372,117
Packers Holdings LLC, 2021 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 3.25%), 8.44%, 03/09/28		905	624,301
Penn Entertainment, Inc., 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 7.95%, 05/03/29		1,475	1,469,219
Playa Resorts Holding BV, 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.25%), 9.34%, 01/05/29		477	474,865
Scientific Games International, Inc., 2022 USD Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 8.25%, 04/14/29		810	807,666
SeaWorld Parks & Entertainment, Inc., 2021 Term Loan B, (1-mo. LIBOR US at 0.50% Floor + 3.00%), 8.25%, 08/25/28		686	683,719
Stars Group Holdings BV, 2018 USD Incremental Term Loan, (3-mo. CME Term SOFR + 2.25%), 7.75%, 07/21/26		1,104	1,103,379
Station Casinos LLC, 2020 Term Loan B, (1-mo. LIBOR US at 0.25% Floor + 2.25%), 7.45%, 02/08/27		2,039	2,030,554
Whatabrands LLC, 2021 Term Loan B, (1-mo. LIBOR US at 0.50% Floor + 3.25%), 8.47%, 08/03/28		2,251	2,234,542
Wyndham Hotels & Resorts, Inc., 2023 Term Loan B, (1-mo. CME Term SOFR + 2.25%), 7.45%, 05/24/30		534	533,679

			28,530,206

Household Durables — 1.4%
ACProducts Holdings, Inc., 2021 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.25%), 9.75%, 05/17/28		1,636	1,371,546

Security		Par (000)	Value

Household Durables (continued)
Hunter Douglas, Inc., USD Term Loan B1, (3-mo. CME Term SOFR + 3.50%), 8.67%, 02/26/29	USD	2,396	$2,266,659
Serta Simmons Bedding LLC, 2023 Take Back Term Loan, 01/28/23(h)		464	463,737
Sunset Debt Merger Sub, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 4.00%), 9.22%, 10/06/28		821	661,824
Weber-Stephen Products LLC, Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.25%), 8.47%, 10/30/27		2,018	1,767,481

			6,531,247

Household Products — 0.5%
Diamond BC BV, 2021 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.75%), 8.06%, 09/29/28		1,722	1,719,542
Kronos Acquisition Holdings, Inc., 2021 1st Lien Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.00%), 11.38%, 12/22/26		405	397,238

			2,116,780

Independent Power and Renewable Electricity Producers — 0.7%
Calpine Corp.
2019 Term Loan B10, (1-mo. LIBOR US + 2.00%), 7.19%, 08/12/26		699	697,853
Term Loan B9, (1-mo. LIBOR US + 2.00%), 7.20%, 04/05/26		1,496	1,493,529
Constellation Renewables LLC, 2020 Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 2.50%), 8.03%, 12/15/27		1,184	1,175,271

			3,366,653

Industrial Conglomerates — 0.2%
Stitch Aquisition Corp., Term Loan B, (3-mo. LIBOR US at 0.75% Floor + 6.75%), 12.29%, 07/28/28		1,081	799,755

Insurance — 4.9%
Alliant Holdings Intermediate LLC
2021 Term Loan B4, (1-mo. LIBOR US at 0.50% Floor + 3.50%), 8.65%, 11/06/27		3,769	3,743,101
2023 Term Loan B5, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.65%, 11/05/27		3,876	3,848,175
AmWINS Group, Inc.
2021 Term Loan B, (1-mo. LIBOR US at 0.75% Floor + 2.25%), 7.44%, 02/19/28		2,574	2,548,259
2023 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 2.75%), 7.83%, 02/19/28		494	492,764
AssuredPartners, Inc.
2020 Term Loan B, (1-mo. CME Term SOFR + 3.50%), 8.72%, 02/12/27		1,397	1,383,974
2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.72%, 02/12/27		876	866,038
HUB International Ltd.
2022 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.00%), 9.07%, 11/10/29		465	463,949
2023 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.25%), 9.34%, 06/20/30		4,591	4,599,658

50	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2023	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Insurance (continued)
Ryan Specialty Group LLC, Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 3.00%), 8.20%, 09/01/27	USD	1,352	$1,349,527
USI, Inc.
2019 Incremental Term Loan B, (3-mo. LIBOR US + 3.25%), 8.79%, 12/02/26		212	212,010
2022 Incremental Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.99%, 11/22/29		3,219	3,211,144

			22,718,599

Interactive Media & Services — 1.6%
Acuris Finance U.S., Inc., 2021 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.00%), 9.39%, 02/16/28		428	422,617
Adevinta ASA, USD Term Loan B, (3-mo. LIBOR US at 0.75% Floor + 2.75%), 8.29%, 06/26/28		1,295	1,295,016
Camelot Finance SA, Term Loan B, (1-mo. CME Term SOFR + 3.00%), 8.22%, 10/30/26		1,831	1,827,445
Camelot U.S. Acquisition LLC, 2020 Incremental Term Loan B, (1-mo. CME Term SOFR at 1.00% Floor + 3.00%), 8.22%, 10/30/26		2,198	2,193,085
GoodRx, Inc., 1st Lien Term Loan, (1-mo. LIBOR US + 2.75%), 7.94%, 10/10/25		716	714,406
Grab Holdings, Inc., Term Loan B, (1-mo. LIBOR US at 1.00% Floor + 4.50%), 9.70%, 01/29/26		1,049	1,046,445

			7,499,014

IT Services — 3.5%
Asurion LLC
2020 Term Loan B8, (3-mo. LIBOR US + 3.25%), 8.79%, 12/23/26		294	283,191
2021 2nd Lien Term Loan B3, (1-mo. CME Term SOFR + 5.25%), 10.51%, 01/31/28		1,117	947,139
2021 Second Lien Term Loan B4, (1-mo. LIBOR US + 5.25%), 10.51%, 01/20/29		1,596	1,334,655
2023 Term Loan B11, (1-mo. CME Term SOFR + 4.25%), 9.45%, 08/19/28		1,334	1,266,053
Epicor Software Corp., 2020 2nd Lien Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 7.75%), 12.95%, 07/31/28		2,141	2,136,097
Gainwell Acquisition Corp., Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.00%), 9.34%, 10/01/27		3,245	3,192,663
Go Daddy Operating Co. LLC
2021 Term Loan B4, (1-mo. LIBOR US + 2.00%), 7.19%, 08/10/27		728	727,035
2022 Term Loan B5, (1-mo. CME Term SOFR + 3.00%), 8.10%, 11/09/29		1,482	1,483,555
Sedgwick Claims Management Services, Inc., 2023 Term Loan B, (1-mo. CME Term SOFR + 3.75%), 8.85%, 02/17/28		4,009	3,980,537
Venga Finance SARL, 2021 USD Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.75%), 10.28%, 06/28/29		646	618,713

			15,969,638

Security		Par (000)	Value

Leisure Products — 0.5%
Fender Musical Instruments Corp., 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.00%), 9.19%, 12/01/28(d)	USD	971	$922,820
Peloton Interactive, Inc., Term Loan, (6-mo. CME Term SOFR at 0.50% Floor + 6.50%), 12.26%, 05/25/27		343	340,827
Topgolf Callaway Brands Corp., Term Loan B, (1-mo. CME Term SOFR + 3.50%), 8.70%, 03/15/30		1,148	1,146,205

			2,409,852

Life Sciences Tools & Services — 2.8%
Avantor Funding, Inc., 2021 Term Loan B5, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 7.45%, 11/08/27		1,524	1,521,811
Catalent Pharma Solutions, Inc., 2021 Term Loan B3, (1-mo. LIBOR US at 0.50% Floor + 2.00%), 7.19%, 02/22/28		1,584	1,546,472
Curia Global, Inc., 2021 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 3.75%), 8.90%, 08/30/26		140	119,959
eResearchTechnology, Inc., 2020 1st Lien Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 4.50%), 9.72%, 02/04/27		1,978	1,899,151
Fortrea Holdings, Inc., Term Loan B, 06/12/30(h)		422	421,789
ICON Luxembourg SARL, LUX Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 2.25%), 7.75%, 07/03/28		2,293	2,292,158
Maravai Intermediate Holdings LLC, 2022 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 8.03%, 10/19/27		1,483	1,481,611
Parexel International Corp., 2021 1st Lien Term Loan, (1-mo. LIBOR US at 0.50% Floor + 3.25%), 8.35%, 11/15/28		3,053	3,025,247
PRA Health Sciences, Inc., US Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 2.25%), 7.75%, 07/03/28		571	571,095

			12,879,293

Machinery — 5.8%
Albion Financing 3 SARL, USD Term Loan, (3-mo. LIBOR US at 0.50% Floor + 5.25%), 10.52%, 08/17/26(d)		1,966	1,951,102
Clark Equipment Co., 2022 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.84%, 04/20/29		301	301,001
Columbus McKinnon Corp., 2021 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.75%), 8.23%, 05/14/28		373	371,407
Filtration Group Corp.
2021 Incremental Term Loan, (1-mo. CME Term SOFR + 3.50%), 8.72%, 10/21/28		1,167	1,161,794
2023 USD Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.25%), 9.33%, 10/21/28		2,365	2,362,300
Gates Global LLC, 2021 Term Loan B3, (1-mo. CME Term SOFR at 0.75% Floor + 2.50%), 7.70%, 03/31/27		2,406	2,391,512

S C H E D U L E O F I N V E S T M E N T S	51

Schedule of Investments (unaudited) (continued) June 30, 2023	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

Security		Par (000)		Value

Machinery (continued)
Ingersoll-Rand Services Co., 2020 USD Spinco Term Loan, (1-mo. CME Term SOFR + 1.75%), 6.95%, 03/01/27	USD	2,213		$2,208,535
Madison IAQ LLC, Term Loan, (6-mo. LIBOR US at 0.50% Floor + 3.25%), 8.30%, 06/21/28		3,692		3,611,464
Roper Industrial Products Investment Co., USD Term Loan, (3-mo. CME Term SOFR + 4.50%), 9.74%, 11/22/29		2,148		2,136,879
SPX Flow, Inc., 2022 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.70%, 04/05/29		1,940		1,912,976
Titan Acquisition Ltd., 2018 Term Loan B, (3-mo. LIBOR US + 3.00%), 8.73%, 03/28/25		3,854		3,756,051
Vertical U.S. Newco, Inc., Term Loan B, (6-mo. LIBOR US at 0.50% Floor + 3.50%), 8.60%, 07/30/27		2,265		2,242,784
Vertiv Group Corp., 2021 Term Loan B, (1-mo. LIBOR US + 2.75%), 7.94%, 03/02/27		2,417		2,405,741
Zurn LLC, 2021 Term Loan B, (1-mo. LIBOR US at 0.50% Floor + 2.00%), 7.19%, 10/04/28		125		124,782

				26,938,328

Media — 4.7%
AVSC Holding Corp.
2020 Term Loan B1, (1-mo. LIBOR US at 1.00% Floor + 3.25%), 8.68%, 03/03/25		1,000		974,441
2020 Term Loan B3, 10/15/26(h)		941		977,329
Cable One, Inc., 2021 Term Loan B4, (1-mo. LIBOR US + 2.00%), 7.19%, 05/03/28		1,025		1,003,553
Charter Communications Operating LLC, Class A, 2019 Term Loan B1, (3-mo. CME Term SOFR + 1.75%), 6.80%, 04/30/25		2,591		2,588,431
Clear Channel Outdoor Holdings, Inc., Term Loan B, (3-mo. CME Term SOFR + 3.50%), 8.81%, 08/21/26		3,413		3,253,215
CMG Media Corp., 2021 Term Loan, (3-mo. CME Term SOFR + 3.50%), 8.84%, 12/17/26		—	(i)	277
Cogeco Financing 2 LP, 2021 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.72%, 09/01/28		1,588		1,574,379
CSC Holdings LLC
2017 Term Loan B1, (1-mo. LIBOR US + 2.25%), 7.44%, 07/17/25		1,178		1,133,277
2019 Term Loan B5, (1-mo. LIBOR US + 2.50%), 7.69%, 04/15/27		1,561		1,359,904
DirecTV Financing LLC, Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 5.00%), 10.22%, 08/02/27		2,252		2,199,583
E.W. Scripps Co., 2020 Term Loan B3, (1-mo. CME Term SOFR at 0.75% Floor + 2.75%), 7.97%, 01/07/28		547		530,171
ECL Entertainment LLC, Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 7.50%), 12.72%, 05/01/28		569		570,803
Learfield Communications LLC, 2016 1st Lien Term Loan, (3-mo. LIBOR US at 1.00% Floor + 3.25%), 8.77%, 12/01/23		868		670,887

Security		Par (000)	Value

Media (continued)
Nexstar Broadcasting, Inc., 2019 Term Loan B4, (1-mo. CME Term SOFR + 2.50%), 7.72%, 09/18/26	USD	794	$792,219
Sinclair Television Group, Inc., 2022 Term Loan B4, (1-mo. CME Term SOFR + 3.75%), 8.95%, 04/21/29(d)		1,804	1,357,344
Voyage Digital Ltd., USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.25%), 9.36%, 05/11/29(d)		1,008	1,002,781
Ziggo Financing Partnership, USD Term Loan I, (1-mo. LIBOR US + 2.50%), 7.69%, 04/30/28		1,617	1,590,433

			21,579,027

Oil, Gas & Consumable Fuels — 1.4%
Freeport LNG Investments LLLP, Term Loan B, (3-mo. LIBOR US at 0.50% Floor + 3.50%), 8.75%, 12/21/28		3,671	3,590,802
M6 ETX Holdings II Midco LLC, Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.68%, 09/19/29		265	262,514
Medallion Midland Acquisition LLC, 2021 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 3.75%), 9.25%, 10/18/28		1,915	1,896,991
Murphy USA, Inc., Term Loan B, (1-mo. LIBOR US at 0.50% Floor + 1.75%), 6.92%, 01/31/28		636	636,287

			6,386,594

Passenger Airlines — 2.8%
AAdvantage Loyalty IP Ltd., 2021 Term Loan, (3-mo. LIBOR US at 0.75% Floor + 4.75%), 10.00%, 04/20/28		1,636	1,668,444
Air Canada, 2021 Term Loan B, (3-mo. LIBOR US at 0.75% Floor + 3.50%), 8.84%, 08/11/28		2,027	2,024,126
American Airlines, Inc.
2017 1st Lien Term Loan, (6-mo. LIBOR US + 3.50%), 7.00%, 01/29/27		273	265,981
2023 Term Loan B, (6-mo. CME Term SOFR + 2.75%), 8.15%, 02/15/28		2,415	2,368,366
Kestrel Bidco, Inc., Term Loan B, (3-mo. CME Term SOFR at 1.00% Floor + 3.00%), 8.25%, 12/11/26		822	795,747
Mileage Plus Holdings LLC, 2020 Term Loan B, (3-mo. LIBOR US at 1.00% Floor + 5.25%), 10.76%, 06/21/27		2,580	2,677,582
United Airlines, Inc., 2021 Term Loan B, (3-mo. LIBOR US at 0.75% Floor + 3.75%), 9.29%, 04/21/28		2,921	2,914,984

			12,715,230

Personal Care Products — 1.3%
Sunshine Luxembourg VII SARL, 2021 Term Loan B3, (3-mo. CME Term SOFR at 0.75% Floor + 3.75%), 9.09%, 10/01/26		6,029	5,988,881

Pharmaceuticals — 2.0%
Amneal Pharmaceuticals LLC, 2018 Term Loan B, (1-mo. CME Term SOFR + 3.50%), 8.72%, 05/04/25		1,207	1,161,029
Amynta Agency Borrower, Inc., 2023 Term Loan B, (1-mo. CME Term SOFR + 5.00%), 10.20%, 02/28/28		855	829,888

52	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2023	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Pharmaceuticals (continued)
Bausch Health Cos., Inc., 2022 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 5.25%), 10.43%, 02/01/27	USD	1,108	$833,468
Elanco Animal Health, Inc., Term Loan B, (1-mo. CME Term SOFR + 1.75%), 7.01%, 08/01/27		1,462	1,433,939
Jazz Financing Lux SARL, USD Term Loan, (1-mo. LIBOR US at 0.50% Floor + 3.50%), 8.69%, 05/05/28		2,175	2,171,357
Organon & Co., USD Term Loan, (1-mo. LIBOR US at 0.50% Floor + 3.00%), 8.25%, 06/02/28		1,404	1,402,117
Precision Medicine Group LLC, 2021 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 3.00%), 8.34%, 11/18/27(d)		1,228	1,175,469
Prestige Brands, Inc., 2021 Term Loan B5, (1-mo. LIBOR US at 0.50% Floor + 2.00%), 7.19%, 07/03/28		154	153,609

			9,160,876

Professional Services — 4.6%
AlixPartners LLP, 2021 USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.72%, 02/04/28		1,723	1,717,484
CoreLogic, Inc.
2nd Lien Term Loan, (1-mo. LIBOR US at 0.50% Floor + 6.50%), 11.75%, 06/04/29		1,416	1,135,939
Term Loan, (1-mo. LIBOR US at 0.50% Floor + 3.50%), 8.75%, 06/02/28		3,356	3,025,869
Dun & Bradstreet Corp.
2022 Incremental Term Loan B2, (1-mo. CME Term SOFR + 3.25%), 8.33%, 01/18/29		708	705,382
Term Loan, (1-mo. CME Term SOFR + 3.25%), 8.43%, 02/06/26		2,321	2,321,182
Element Materials Technology Group U.S. Holdings, Inc.
2022 USD Delayed Draw Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.25%), 9.59%, 07/06/29		605	591,451
2022 USD Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.25%), 9.59%, 07/06/29		1,311	1,281,476
Fleetcor Technologies Operating Co. LLC, 2021 Term Loan B4, (1-mo. CME Term SOFR + 1.75%), 6.95%, 04/28/28		2,033	2,015,694
Galaxy U.S. Opco, Inc., Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.75%), 9.85%, 04/29/29(d)		2,001	1,875,825
Genuine Financial Holdings LLC, 2018 1st Lien Term Loan, (1-mo. LIBOR US + 3.75%), 8.94%, 07/11/25		972	969,486
Trans Union LLC 2019 Term Loan B5, (1-mo. CME Term SOFR + 1.75%), 6.95%, 11/16/26		1,843	1,836,221

Security		Par (000)	Value

Professional Services (continued)
Trans Union LLC (continued) 2021 Term Loan B6, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 7.47%, 12/01/28	USD	2,244	$2,236,807
VS Buyer LLC, Term Loan B, (1-mo. CME Term SOFR + 3.25%), 8.52%, 02/28/27		1,651	1,622,330

			21,335,146

Real Estate Management & Development — 0.5%
Cushman & Wakefield U.S. Borrower LLC
2020 Term Loan B, (1-mo. CME Term SOFR + 2.75%), 7.97%, 08/21/25		744	736,749
2023 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.45%, 01/31/30(d)		1,825	1,765,162

			2,501,911

Semiconductors & Semiconductor Equipment — 0.4%
MKS Instruments, Inc., 2022 USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 7.94%, 08/17/29		1,151	1,151,300
Synaptics, Inc., Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.25%), 7.74%, 12/02/28		623	613,873

			1,765,173

Software — 13.4%
Applied Systems, Inc., 2022 Extended 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.74%, 09/18/26		981	981,997
Barracuda Networks, Inc., 2022 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.55%, 08/15/29		762	734,160
Boxer Parent Co., Inc., 2021 USD Term Loan, (1-mo. CME Term SOFR + 3.75%), 8.97%, 10/02/25		2,024	2,006,211
CCC Intelligent Solutions, Inc., Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 7.33%, 09/21/28		1,674	1,668,221
Central Parent, Inc., 2022 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.25%), 9.49%, 07/06/29		1,376	1,371,324
Cloud Software Group, Inc., 2022 USD Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.84%, 03/30/29		4,530	4,229,558
Cloudera, Inc.
2021 Second Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 6.00%), 11.08%, 10/08/29(d)		780	702,000
2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.95%, 10/08/28		861	838,932
Cornerstone OnDemand, Inc., 2021 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 9.25%, 10/16/28		1,190	1,107,392
Delta TopCo, Inc., 2020 2nd Lien Term Loan, (6-mo. CME Term SOFR at 0.75% Floor + 7.25%), 12.57%, 12/01/28		385	350,030

S C H E D U L E O F I N V E S T M E N T S	53

Schedule of Investments (unaudited) (continued) June 30, 2023	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Software (continued)
E2open LLC, 2020 Term Loan B, (3-mo. LIBOR US at 0.50% Floor + 3.50%), 8.76%, 02/04/28	USD	283	$281,306
Genesys Cloud Services Holdings II LLC, 2020 USD Term Loan B4, (1-mo. CME Term SOFR at 0.75% Floor + 4.00%), 9.19%, 12/01/27		3,267	3,254,964
Informatica LLC, 2021 USD Term Loan B, (1-mo. LIBOR US + 2.75%), 8.00%, 10/27/28		3,054	3,043,165
Instructure Holdings, Inc., 2021 Term Loan B, (3-mo. LIBOR US at 0.50% Floor + 2.75%), 7.85%, 10/30/28		726	725,363
Magenta Buyer LLC
2021 USD 1st Lien Term Loan, (3-mo. LIBOR US at 0.75% Floor + 4.75%), 10.03%, 07/27/28		2,408	1,805,017
2021 USD 2nd Lien Term Loan, (3-mo. LIBOR US at 0.75% Floor + 8.25%), 13.53%, 07/27/29		2,204	1,421,390
McAfee Corp., 2022 USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 9.01%, 03/01/29		3,458	3,301,004
MH Sub I LLC
2021 2nd Lien Term Loan, (1-mo. CME Term SOFR + 6.25%), 11.35%, 02/23/29		2,021	1,752,075
2023 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.25%), 9.35%, 05/03/28		7,577	7,258,417
NortonLifeLock, Inc., 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 7.20%, 09/12/29		1,627	1,617,719
Planview Parent, Inc., 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 7.25%), 12.59%, 12/18/28		930	818,400
Proofpoint, Inc.
1st Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.47%, 08/31/28		2,789	2,725,869
2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 6.25%), 11.47%, 08/31/29		1,451	1,403,843
RealPage, Inc.
1st Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 8.22%, 04/24/28		6,193	6,051,864
2nd Lien Term Loan, (1-mo. LIBOR US at 0.75% Floor + 6.50%), 11.69%, 04/23/29		2,965	2,863,833
Severin Acquisition LLC, 2018 Term Loan B, (3-mo. CME Term SOFR + 3.00%), 8.05%, 08/01/25		1,239	1,238,319
Sophia LP
2020 2nd Lien Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 8.00%), 13.20%, 10/09/28		2,779	2,765,105
2021 Term Loan B, (3-mo. LIBOR US at 0.50% Floor + 3.50%), 9.04%, 10/07/27		2,292	2,264,925
UKG, Inc., 2021 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 5.25%), 10.27%, 05/03/27		1,402	1,355,965
Ultimate Software Group, Inc., Term Loan B, (3-mo. CME Term SOFR + 3.75%), 8.90%, 05/04/26		1,629	1,604,874

Security		Par (000)	Value

Software (continued)
Voyage Australia Pty. Ltd., USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.81%, 07/20/28	USD	325	$320,939
ZoomInfo LLC, 2023 Term Loan B, (1-mo. CME Term SOFR + 2.75%), 7.95%, 02/28/30		217	216,504

			62,080,685

Specialty Retail — 2.6%
CD&R Firefly Bidco Ltd., 2023 GBP Term Loan B5, (1-day SONIA + 6.00%), 10.28%, 06/21/28	GBP	1,000	1,226,667
EG America LLC, 2018 USD Term Loan, (1-mo. CME Term SOFR + 4.00%), 9.16%, 02/07/25	USD	1,431	1,405,199
EG Group Ltd., 2021 Term Loan, (1-mo. CME Term SOFR + 4.25%), 9.41%, 03/31/26		565	561,567
Mavis Tire Express Services Corp., 2021 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 4.00%), 9.22%, 05/04/28		2,979	2,949,408
PetSmart, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.75%), 8.95%, 02/11/28		3,664	3,651,336
Pilot Travel Centers LLC, 2021 Term Loan B, (1-mo. CME Term SOFR + 2.00%), 7.20%, 08/04/28		1,133	1,130,572
Restoration Hardware, Inc., 2022 Incremental Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.45%, 10/20/28		862	830,261
RVR Dealership Holdings LLC, Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.75%), 8.97%, 02/08/28		243	225,408

			11,980,418

Technology Hardware, Storage & Peripherals — 0.1%
Electronics for Imaging, Inc., Term Loan, (1-mo. LIBOR US + 5.00%), 10.21%, 07/23/26		797	538,274

Textiles, Apparel & Luxury Goods — 0.3%
Crocs, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.70%, 02/20/29		967	969,127
Hanesbrands, Inc., 2023 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.85%, 03/08/30(d)		520	520,997

			1,490,124

Trading Companies & Distributors — 2.6%
Beacon Roofing Supply, Inc., 2021 Term Loan B, (1-mo. LIBOR US + 2.25%), 7.44%, 05/19/28		1,368	1,362,725
Core & Main LP, 2021 Term Loan B, (3-mo. CME Term SOFR + 2.50%), 7.69%, 07/27/28		4,078	4,051,387
SRS Distribution, Inc.
2021 Term Loan B, (1-mo. LIBOR US at 0.50% Floor + 3.50%), 8.69%, 06/02/28		2,757	2,674,183
2022 Incremental Term Loan, (1-mo. CME Term SOFR + 3.50%), 8.70%, 06/02/28		985	959,477
TMK Hawk Parent Corp.(d)
2020 Super Priority First Out Term Loan A, (3-mo. LIBOR US at 1.00% Floor + 9.50%), 15.00%, 05/30/24		963	948,162
2020 Super Priority Second Out Term Loan B, (3-mo. LIBOR US at 1.00% Floor + 3.50%), 9.00%, 08/28/24		3,034	1,835,387

			11,831,321

54	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2023	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Transportation Infrastructure — 0.6%
Apple Bidco LLC, 2022 Incremental Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.00%), 9.10%, 09/22/28	USD	743	$738,488
KKR Apple Bidco LLC, 2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 7.97%, 09/23/28		927	918,275
OLA Netherlands BV, Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 6.25%), 11.43%, 12/15/26		844	789,136
Rand Parent LLC, 2023 Term Loan B, (3-mo. CME Term SOFR + 4.25%), 9.49%, 03/17/30		246	230,049

			2,675,948

Wireless Telecommunication Services — 1.1%
Digicel International Finance Ltd., 2017 Term Loan B, (1-mo. LIBOR US + 3.25%), 8.98%, 05/28/24		819	749,499
GOGO Intermediate Holdings LLC, Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.75%), 8.97%, 04/30/28		935	932,567
SBA Senior Finance II LLC, 2018 Term Loan B, (1-mo. LIBOR US + 1.75%), 6.95%, 04/11/25		3,325	3,323,656

			5,005,722

Total Floating Rate Loan Interests — 125.1% (Cost: $595,403,288)			578,825,432

		Shares

Investment Companies

Equity Funds — 0.1%
Janus Henderson AAA CLO ETF		10,000	498,500

Fixed Income Funds — 1.4%
Invesco Senior Loan ETF		64,300	1,352,872
iShares iBoxx $ High Yield Corporate Bond ETF(j)		70,000	5,254,900

			6,607,772

Total Investment Companies — 1.5% (Cost: $7,176,265)			7,106,272

	Benefical Interest (000)

Other Interests

Capital Markets — 0.0%
Millennium Lender Claim Trust(d)(k)	USD	1,607	—

Security		Benefical Interest (000)	Value

Industrial Conglomerates — 0.0%
Millennium Corp. Claim(d)(k)	USD	1,508	$—

Total Other Interests — 0.0% (Cost: $ — )			—

		Shares

Warrants

Consumer Discretionary — 0.0%
Service King (Carnelian Point), (Expires 06/30/27, Strike Price USD 10.00)(c)		1,895	—

Oil, Gas & Consumable Fuels — 0.0%
California Resources Corp., (Issued/Exercisable 11/03/20, 1 Share for 1 Warrant, Expires 10/27/24, Strike Price USD 36.00)(c)		999	11,848

Total Warrants — 0.0% (Cost: $ — )			11,848

Total Investments — 129.4% (Cost: $622,044,260)			599,051,733
Liabilities in Excess of Other Assets — (29.4)%			(136,188,621)

Net Assets — 100.0%			$462,863,112

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Non-income producing security.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $0, representing 0.00% of its net assets as of period end, and an original cost of $0.

(f)	Issuer filed for bankruptcy and/or is in default.
(g)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(h)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(i)	Rounds to less than 1,000.
(j)	Affiliate of the Fund.
(k)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

S C H E D U L E O F I N V E S T M E N T S	55

Schedule of Investments (unaudited) (continued) June 30, 2023	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended June 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/22	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/23	Shares Held at 06/30/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class(a)	$—	$16,323,678	$ (16,323,678)	$—	$—	$—	—	$5,158	$—
iShares iBoxx $ High Yield Corporate Bond ETF	736,300	7,972,560	(3,380,993)	(37,207)	(35,760)	5,254,900	70,000	129,929	—

				$(37,207)	$(35,760)	$5,254,900		$135,087	$—

(a)	As of period end, the entity is no longer held.

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	539,755	EUR	491,859	BNP Paribas SA	09/20/23	$986
USD	306,363	EUR	279,141	Toronto-Dominion Bank	09/20/23	599
USD	2,374,801	GBP	1,852,000	BNP Paribas SA	09/20/23	22,262

						$23,847

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.39.V2	5.00%	Quarterly	12/20/27	B	USD	4,480	$150,713	$(63,197)	$213,910

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps

Description	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation
Centrally Cleared Swaps(a)	$—	$(63,197)	$213,910	$—

(a)

Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

56	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2023	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	$—	$—	$—	$23,847	$—	$—	$23,847
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps(a)	—	213,910	—	—	—	—	213,910

	$—	$213,910	$—	$23,847	$—	$—	$237,757

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended June 30, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Forward foreign currency exchange contracts	$—	$—	$—	$(98,893)	$—	$—	$(98,893)
Swaps	—	120,142	—	—	—	—	120,142

	$—	$120,142	$—	$(98,893)	$—	$—	$21,249

Net Change in Unrealized Appreciation (Depreciation) on:
Forward foreign currency exchange contracts	$—	$—	$—	$6,962	$—	$—	$6,962
Swaps	—	143,402	—	—	—	—	143,402

	$—	$143,402	$—	$6,962	$—	$—	$150,364

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$3,190,931
Credit default swaps:
Average notional value — sell protection	$4,502,375

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments — Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities
Derivative Financial Instruments
Forward foreign currency exchange contracts	$23,847	$—
Swaps — centrally cleared	32,533	—

Total derivative assets and liabilities in the Statements of Assets and Liabilities	56,380	—

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(32,533)	—

Total derivative assets and liabilities subject to an MNA	$23,847	$—

S C H E D U L E O F I N V E S T M E N T S	57

Schedule of Investments (unaudited) (continued) June 30, 2023	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

The following table presents the Fund’s derivative assets by counterparty net of amounts available for offset under an MNA and net of the related collateral received by the Fund:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset	Non-Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets	(a)(b)
BNP Paribas SA	$23,248	$—	$—	$—	$23,248
Toronto-Dominion Bank	599	—	—	—	599

	$23,847	$—	$—	$—	$23,847

(a)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(b)	Net amount represents the net amount receivable from the counterparty in the event of default.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$4,983,157	$—	$4,983,157
Common Stocks
Construction & Engineering	—	22,308	—	22,308
Electrical Equipment	18,228	—	—	18,228
Energy Equipment & Services	—	—	—	—
Financial Services	—	445,602	—	445,602
Oil, Gas & Consumable Fuels	—	—	3,099	3,099
Semiconductors & Semiconductor Equipment	6,533	—	—	6,533
Corporate Bonds	—	7,629,254	—	7,629,254
Floating Rate Loan Interests	—	554,238,006	24,587,426	578,825,432
Investment Companies	7,106,272	—	—	7,106,272
Other Interests	—	—	—	—
Warrants	11,848	—	—	11,848
Liabilities
Unfunded Floating Rate Loan Interests(a)	—	(21,575)	—	(21,575)

	$7,142,881	$567,296,752	$24,590,525	$599,030,158

Derivative Financial Instruments(b)
Assets
Credit Contracts	$—	$213,910	$—	$213,910
Foreign Currency Exchange Contracts	—	23,847	—	23,847

	$—	$237,757	$—	$237,757

(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)

Derivative financial instruments are swaps and forward foreign currency exchange contracts. Swaps and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, bank borrowings payable of $138,000,000 are categorized as Level 2 within the fair value hierarchy.

58	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2023	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Corporate Bonds		Floating Rate Loan Interests	Other Interests		Total

Assets
Opening balance, as of December 31, 2022	$4,440	$—	(a)	$12,129,451	$—	(a)	$12,133,891
Transfers into Level 3(b)	—	—		11,247,218	—		11,247,218
Transfers out of Level 3(c)	—	—		(1,692,162)	—		(1,692,162)
Accrued discounts/premiums	—	—		228,810	—		228,810
Net realized gain (loss)	(213,184)	—		(43,592)	—		(256,776)
Net change in unrealized appreciation (depreciation)(d)(e)	212,665	—		338,425	—		551,090
Purchases	—	—		5,041,133	—		5,041,133
Sales	(822)	—		(2,661,857)	—		(2,662,679)

Closing balance, as of June 30, 2023	$3,099	$—	(a)	$24,587,426	$—	(a)	$24,590,525

Net change in unrealized appreciation (depreciation) on investments still held at June 30, 2023(e)	$—	$—		$289,540	$—		$289,540

(a)	Rounds to less than $1.
(b)

As of December 31, 2022, the Fund used observable inputs in determining the value of certain investments. As of June 30, 2023, the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 2 to Level 3 in the disclosure hierarchy.

(c)

As of December 31, 2022, the Fund used significant unobservable inputs in determining the value of certain investments. As of June 30, 2023, the Fund used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the disclosure hierarchy.

(d)	Included in the related net change in unrealized appreciation (depreciation) in the Statements of Operations.
(e)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at June 30, 2023 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s financial instruments that are categorized as Level 3 were valued utilizing third-party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third-party information could result in a significantly lower or higher value of such Level 3 financial instruments.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	59

Schedule of Investments (unaudited) June 30, 2023	BlackRock Income Trust, Inc. (BKT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities
Sterling COOFS Trust(a)
Series 2004-1, Class A, 2.36%, 04/15/29	$537	$5,371
Series 2004-2, Class Note, 2.08%, 03/30/30(b)(c)	324	3,322

Total Asset-Backed Securities — 0.0% (Cost: $79,485)		8,693

Non-Agency Mortgage-Backed Securities

Collateralized Mortgage Obligations — 7.8%
Fannie Mae, Series 2020-57, Class LI, 2.00%, 08/25/50	5,500	4,001,101
Freddie Mac REMICS
Series 3745, Class LK, 4.00%, 10/15/40	3,500	3,335,806
Series 5249, Class LB, 4.00%, 08/25/52	6,295	5,741,495
Ginnie Mae Mortgage-Backed Securities, Series 2022-63, Class ZM, 3.50%, 10/20/50	4,338	3,526,535
Seasoned Credit Risk Transfer Trust
Series 2018-2, Class MA, 3.50%, 11/25/57	541	508,750
Series 2018-4, Class MA, 3.50%, 03/25/58	3,108	2,914,738
Series 2019-1, Class MA, 3.50%, 07/25/58	979	916,326
Series 2019-2, Class MA, 3.50%, 08/25/58	392	366,535
Small Business Administration, Series 2000-1, 1.00%, 03/15/21(a)	4	—

		21,311,286

Commercial Mortgage-Backed Securities — 1.9%
BAMLL Commercial Mortgage Securities Trust, Series 2018-DSNY, Class A, (1-mo. LIBOR US + 0.85%), 6.04%, 09/15/34(b)(c)	607	602,983
Beast Mortgage Trust, Series 2021-SSCP, Class A, (1-mo. Term SOFR + 0.86%), 6.01%, 04/15/36(b)(c)	250	240,662
BLP Commercial Mortgage Trust, Series 2023-IND, Class A, (1-mo. Term SOFR + 1.69%), 6.84%, 03/15/40(b)(c)	500	492,545
BX Trust, Series 2022-GPA, Class A, (1-mo. Term SOFR + 2.17%), 7.31%, 10/15/39(b)(c)	750	748,824
Citigroup Commercial Mortgage CGCMT, 6.01%, 06/10/28	340	339,352
CSAIL Commercial Mortgage Trust(b)
Series 2018-C14, Class XA, 0.70%, 11/15/51	1,995	47,702
Series 2019-C16, Class XA, 1.71%, 06/15/52	6,356	425,624
GS Mortgage Securities Corp. Trust, Series 2022-ECI, Class A, (1-mo. Term SOFR + 2.19%), 7.34%, 08/15/39(b)(c)	560	560,175
GS Mortgage Securities Trust, Series 2023-FUN, Class A, (1-mo. Term SOFR + 2.09%), 7.24%, 03/15/28(b)(c)	280	275,439
Natixis Commercial Mortgage Securities Trust, Series 2018-FL1, Class A, (1-mo. LIBOR US + 0.95%), 6.14%, 06/15/35(b)(c)	100	95,013
RMBS Miravet Mira 2023 Mile, 6.75%, 06/10/28	569	567,293
Wells Fargo Commercial Mortgage Trust(b)
Series 2018-AUS, Class A, 4.19%, 08/17/36(c)	583	525,408
Series 2018-C44, Class XA, 0.87%, 05/15/51	4,810	128,202

		5,049,222

Interest Only Collateralized Mortgage Obligations — 4.7%
CitiMortgage Alternative Loan Trust, Series 2007-A5, Class 1A7, 6.00%, 05/25/37	133	23,270
Fannie Mae REMICS, Series 2021-26, Class AI, 3.50%, 05/25/50	27,161	4,117,559

Security	Par (000)		Value

Interest Only Collateralized Mortgage Obligations (continued)
Freddie Mac, Series 3744, Class CI, 3.00%, 06/25/51	$19,505		$2,748,636
Freddie Mac REMICS
Series 5083, Class IN, 4.50%, 07/25/32	13,084		1,279,944
Series 5138, Class IP, 3.00%, 04/25/51	18,114		2,726,593
Ginnie Mae, Series 2022-10, Class IT, 3.50%, 01/20/52	11,830		1,827,230
IndyMac INDX Mortgage Loan Trust, Series 2006-AR33, Class 4AX, 0.17%, 01/25/37(a)	18,826		2
Vendee Mortgage Trust, Series 1999-2, Class 1, 0.00%, 05/15/29(a)(b)	5,746		6

			12,723,240

Principal Only Collateralized Mortgage Obligations — 2.3%
CHL Mortgage Pass-Through Trust, Series 2003-J8, Class PO, 4.00%, 09/25/23	7		7,268
Fannie Mae, Series 2011-90, Class AO, 4.41%, 09/25/41	3,646		2,754,595
Fannie Mae Strip
4.98%, 07/25/33	1,912		1,590,994
4.68%, 09/25/39	2,232		1,717,709
Residential Asset Securitization Trust, Series 2005-A15, Class 1A8, 2.58%, 02/25/36	91		63,344
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-9, Class CP, 5.00%, 11/25/35	45		24,560

			6,158,470

Total Non-Agency Mortgage-Backed Securities — 16.7% (Cost: $46,414,394)			45,242,218

U.S. Government Sponsored Agency Securities

Agency Obligations — 3.5%
Federal Housing Administration, 7.43%, 05/15/23(a)	—	(d)	—
Resolution Funding Corp. Principal Strip, 0.00%, 04/15/30(e)	13,000		9,637,803

			9,637,803

Collateralized Mortgage Obligations — 60.5%
Fannie Mae, Series 0040, Class K, 6.50%, 08/17/24	2		1,803
Fannie Mae REMICS
Series 1993-247, Class SN, (12-mo. LIBOR US + 63.85%), 10.00%, 12/25/23(b)	1		1,354
Series 2004-31, Class ZG, 7.50%, 05/25/34	1,976		2,115,013
Series 2004-84, Class SD, (1-mo. LIBOR US + 12.75%), 3.99%, 04/25/34(b)	134		132,138
Series 2005-73, Class DS, (1-mo. LIBOR US + 17.55%), 4.16%, 08/25/35(b)	41		38,049
Series 2010-134, Class DB, 4.50%, 12/25/40	6,394		6,201,481
Series 2010-136, Class CY, 4.00%, 12/25/40	3,060		2,914,017
Series 2010-47, Class JB, 5.00%, 05/25/30	1,977		1,936,335
Series 2011-117, Class CP, 4.00%, 11/25/41	14,350		13,592,763
Series 2011-8, Class ZA, 4.00%, 02/25/41	3,821		3,611,198
Series 2011-99, Class CB, 4.50%, 10/25/41	31,036		30,232,814
Series 2012-104, Class QD, 4.00%, 09/25/42	1,639		1,505,987
Series 2013-81, Class YK, 4.00%, 08/25/43	7,000		6,505,637
Series 2018-32, Class PS, (1-mo. LIBOR US + 7.23%), 1.22%, 05/25/48(b)	4,380		3,718,430
Series 2018-50, Class EB, 4.00%, 07/25/48	2,001		1,912,314
Freddie Mac REMICS
Series 2218, Class Z, 8.50%, 03/15/30	336		351,919
Series 2731, Class ZA, 4.50%, 01/15/34	1,537		1,483,231

60	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2023	BlackRock Income Trust, Inc. (BKT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Collateralized Mortgage Obligations (continued)
Freddie Mac REMICS (continued)
Series 2927, Class BZ, 5.50%, 02/15/35	$ 1,538	$1,527,733
Series 3745, Class ZA, 4.00%, 10/15/40	1,242	1,176,969
Series 3762, Class LN, 4.00%, 11/15/40	2,000	1,895,384
Series 3780, Class ZA, 4.00%, 12/15/40	3,260	3,101,250
Series 3856, Class PB, 5.00%, 05/15/41	6,568	6,559,273
Series 3960, Class PL, 4.00%, 11/15/41	2,859	2,718,084
Series 3963, Class JB, 4.50%, 11/15/41	551	532,532
Series 4016, Class BX, 4.00%, 09/15/41	15,408	14,650,986
Series 4269, Class PM, 4.00%, 08/15/41	8,884	8,276,851
Series 4299, Class JY, 4.00%, 01/15/44	1,000	935,086
Series 4384, Class LB, 3.50%, 08/15/43	4,030	3,812,801
Series 4615, Class LB, 4.50%, 09/15/41	7,281	7,135,590
Series 4748, Class BM, 3.50%, 11/15/47	3,351	2,884,592
Series 4774, Class L, 4.50%, 03/15/48	5,500	5,358,062
Series 4830, Class AV, 4.00%, 10/15/33	1,069	993,388
Freddie Mac Structured Pass-Through Certificates, Series T-11, Class A9, 0.13%, 01/25/28(b)	74	72,833
Ginnie Mae
Series 2011-88, Class PY, 4.00%, 06/20/41	7,829	7,456,318
Series 2012-16, Class HJ, 4.00%, 09/20/40	5,467	5,264,314
Series 2015-96, Class ZM, 4.00%, 07/20/45	8,611	7,900,865
Series 2018-91, Class ZL, 4.00%, 07/20/48	6,255	5,674,412

		164,181,806

Commercial Mortgage-Backed Securities(b) — 0.6%
Freddie Mac Multifamily Structured Pass-Through Certificates
Series K094, Class X1, 1.01%, 06/25/29	1,401	59,618
Series K104, Class X1, 1.25%, 01/25/30	1,349	77,278
Series K105, Class X1, 1.64%, 01/25/30	1,818	143,045
Series K107, Class X1, 1.71%, 01/25/30	1,229	101,533
Series K109, Class X1, 1.70%, 04/25/30	938	77,692
Series K110, Class X1, 1.81%, 04/25/30	393	34,239
Series K113, Class X1, 1.48%, 06/25/30	1,591	117,747
Series K115, Class X1, 1.43%, 06/25/30	1,951	140,665
Series K120, Class X1, 1.13%, 10/25/30	3,887	219,946
Series K122, Class X1, 0.97%, 11/25/30	1,668	82,787
Ginnie Mae
Series 2013-63, Class IO, 0.75%, 09/16/51	3,503	74,098
Series 2014-169, Class IO, 0.62%, 10/16/56	12,757	272,658
Series 2016-113, Class IO, 1.18%, 02/16/58	3,419	175,291

		1,576,597

Interest Only Collateralized Mortgage Obligations — 7.5%
Fannie Mae REMIC Trust, Series 1999-W4, Class IO, 6.50%, 12/25/28	32	1,526
Fannie Mae REMICS
Series 1997-90, Class M, 6.00%, 01/25/28	29	336
Series 2006-36, Class PS, (1-mo. LIBOR US + 6.60%), 1.45%, 05/25/36(b)	2,176	166,742
Series 2011-134, Class ST, (1-mo. LIBOR US + 6.00%), 0.85%, 12/25/41(b)	12,577	1,269,899
Series 2013-10, Class PI, 3.00%, 02/25/43	3,723	439,784
Series 2013-45, Class EI, 4.00%, 04/25/43	1,338	120,531
Series 2015-66, Class AS, (1-mo. LIBOR US + 6.25%), 1.10%, 09/25/45(b)	10,993	696,524
Series 2017-70, Class SA, (1-mo. LIBOR US + 6.15%), 1.00%, 09/25/47(b)	16,982	1,782,644
Series 2020-12, Class JI, 4.50%, 03/25/50	7,567	1,512,527

Security	Par (000)		Value

Interest Only Collateralized Mortgage Obligations (continued)
Fannie Mae REMICS (continued)
Series 2021-23, Class CI, 3.50%, 07/25/46	$18,941		$3,147,265
Freddie Mac REMICS
Series 3744, Class PI, 4.00%, 06/15/39	1,078		41,907
Series 3796, Class WS, (1-mo. LIBOR US + 6.55%), 1.36%, 02/15/40(b)	189		430
Series 3923, Class SD, (1-mo. LIBOR US + 6.00%), 0.81%, 09/15/41(b)	16,227		1,328,423
Series 3954, Class SL, (1-mo. LIBOR US + 6.00%), 0.81%, 11/15/41(b)	9,786		881,062
Series 4026, Class IO, 4.50%, 04/15/32	580		46,905
Series 4119, Class SC, (1-mo. LIBOR US + 6.15%), 0.96%, 10/15/42(b)	222		21,663
Series 4706, Class IG, 4.00%, 07/15/47	8,064		1,338,676
Series 5013, Class JI, 4.00%, 09/25/50	19,777		2,886,269
Ginnie Mae
Series 2009-116, Class KS, (1-mo. LIBOR US + 6.47%), 1.31%, 12/16/39(b)	360		24,317
Series 2011-52, Class MJ, (1-mo. LIBOR US + 6.65%), 1.50%, 04/20/41(b)	2,686		116,531
Series 2011-52, Class NS, (1-mo. LIBOR US + 6.67%), 1.51%, 04/16/41(b)	3,389		210,113
Series 2012-97, Class JS, (1-mo. LIBOR US + 6.25%), 1.09%, 08/16/42(b)	4,503		109,168
Series 2017-101, Class SL, (1-mo. LIBOR US + 6.20%), 1.04%, 07/20/47(b)	8,716		931,982
Series 2022-60, Class IH, 2.50%, 02/20/51	24,207		3,282,640

			20,357,864

Mortgage-Backed Securities — 67.8%
Fannie Mae Mortgage-Backed Securities, 4.00%, 02/01/56 - 01/01/57(f)	31,620		30,317,078
Freddie Mac Mortgage-Backed Securities, 5.50%, 01/01/39(f)	4,446		4,556,123
Ginnie Mae Mortgage-Backed Securities
7.50%, 09/15/23 - 11/15/23	—	(d)	41
8.00%, 05/15/26 - 06/15/27	8		7,860
5.00%, 10/20/39	999		1,014,428
Uniform Mortgage-Backed Securities
4.50%, 09/01/25 - 10/01/52(f)	36,725		35,738,216
5.50%, 02/01/33 - 10/01/39(f)	3,326		3,409,812
5.00%, 06/01/33 - 07/13/53(f)(g)(h)	29,462		29,107,511
2.50%, 07/18/38(g)	180		163,864
6.50%, 10/01/38 - 10/01/39	1,130		1,183,065
4.00%, 01/01/41 - 10/01/52(f)	40,574		38,373,041
3.00%, 07/13/53(g)	41,900		36,873,637
3.50%, 07/13/53(g)	3,664		3,338,677

			184,083,353

Principal Only Collateralized Mortgage Obligations — 0.0%
Fannie Mae REMIC Trust, Series 1999-W4, Class PO, 7.00%, 02/25/29	16		14,512

S C H E D U L E O F I N V E S T M E N T S	61

Schedule of Investments (unaudited) (continued) June 30, 2023	BlackRock Income Trust, Inc. (BKT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Principal Only Collateralized Mortgage Obligations (continued)
Fannie Mae REMICS, Series 2002-13, Class PR, 4.00%, 03/25/32	$21	$19,090
Freddie Mac REMICS, Series 1691, Class B, 4.00%, 03/15/24	5	5,032

		38,634

Total U.S. Government Sponsored Agency Securities — 139.9% (Cost: $428,128,155)		379,876,057

Total Long-Term Investments — 156.6% (Cost: $474,622,034)		425,126,968

Short-Term Securities

Borrowed Bond Agreement(i) — 0.3%
BNP Paribas SA, 5.10%, open(j) (Purchased 03/15/2023 to be repurchased at $784,133, Collateralized by U.S. Treasury Bonds, 2.75%, 11/15/42, par and fair values of $917,000 and $754,268, respectively)	784	784,035

	Shares

Money Market Funds — 2.2%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 4.98%(k)(l)	6,098,856	6,098,856

Total Short-Term Securities — 2.5% (Cost: $6,882,891)		6,882,891

Options Purchased — 0.1% (Cost: $228,000)		140,398

Total Investments Before Borrowed Bonds — 159.2% (Cost: $481,732,925)		432,150,257

Security	Par (000)	Value

Borrowed Bonds

U.S. Governments Obligations — (0.3)%
U.S. Treasury Bonds, 2.75%, 11/15/42(m)	$ (917)	$(754,268)

Total Borrowed Bonds — (0.3)% (Proceeds: $(842,347))		(754,268)

Total Investments, Net of Borrowed Bonds — 158.9% (Cost: $480,890,578)		431,395,989
Liabilities in Excess of Other Assets — (58.9)%		(159,833,794)

Net Assets — 100.0%		$ 271,562,195

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Rounds to less than 1,000.
(e)	Zero-coupon bond.
(f)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(g)	Represents or includes a TBA transaction.
(h)	All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(i)	Certain agreements have no stated maturity and can be terminated by either party at any time.
(j)	The amount to be repurchased assumes the maturity will be the day after the period end.
(k)	Affiliate of the Fund.
(l)	Annualized 7-day yield as of period end.
(m)	All or a portion of the security has been pledged as collateral in connection with outstanding borrowed bonds.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended June 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/22	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/23	Shares Held at 06/30/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$5,814,963	$283,893	(a)	$—	$—	$—	$6,098,856	6,098,856	$141,813	$—

(a)	Represents net amount purchased (sold).

Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements
Cantor Fitzgerald & Co.	5.21%	05/09/23	07/13/23	$6,077,087	$6,121,942	U.S. Government Sponsored Agency Securities	Up to 30 Days
Cantor Fitzgerald & Co.	5.21	05/09/23	07/13/23	6,200,926	6,246,694	U.S. Government Sponsored Agency Securities	Up to 30 Days
Cantor Fitzgerald & Co.	5.21	05/09/23	07/13/23	2,088,700	2,106,138	U.S. Government Sponsored Agency Securities	Up to 30 Days

62	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2023	BlackRock Income Trust, Inc. (BKT)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements
Cantor Fitzgerald & Co.	5.21%	05/09/23	07/13/23	$6,076,566	$6,121,416	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	5.28	06/08/23	07/13/23	5,971,883	5,987,649	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	5.28	06/08/23	07/13/23	5,811,506	5,826,848	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	5.28	06/08/23	07/13/23	5,937,336	5,953,011	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	5.28	06/08/23	07/13/23	2,091,422	2,096,944	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	5.28	06/08/23	07/13/23	4,438,561	4,450,279	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	5.28	06/08/23	07/13/23	5,854,456	5,869,911	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	5.28	06/08/23	07/13/23	2,765,289	2,772,589	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	5.28	06/08/23	07/13/23	1,448,255	1,452,079	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	5.28	06/08/23	07/13/23	3,749,852	3,759,751	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	5.28	06/08/23	07/13/23	3,050,508	3,058,561	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	5.28	06/08/23	07/13/23	1,277,320	1,280,693	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	5.28	06/08/23	07/13/23	2,348,677	2,354,877	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	5.28	06/08/23	07/13/23	2,614,745	2,621,647	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	5.28	06/08/23	07/13/23	5,815,536	5,830,889	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	5.28	06/08/23	07/13/23	3,053,692	3,061,754	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	5.28	06/08/23	07/13/23	5,891,182	5,906,735	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	5.28	06/08/23	07/13/23	1,194,543	1,197,697	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	5.28	06/08/23	07/13/23	4,620,473	4,632,671	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	5.28	06/08/23	07/13/23	1,279,740	1,283,119	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	5.28	06/08/23	07/13/23	991,366	993,983	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	5.28	06/08/23	07/13/23	20,661,266	20,715,812	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	5.28	06/08/23	07/13/23	8,863,547	8,886,947	U.S. Government Sponsored Agency Securities	Up to 30 Days

				$120,174,434	$120,590,636

S C H E D U L E O F I N V E S T M E N T S	63

Schedule of Investments (unaudited) (continued) June 30, 2023	BlackRock Income Trust, Inc. (BKT)

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
10-Year U.S. Treasury Note	369	09/20/23	$41,443	$(1,009,760)

Short Contracts
10-Year U.S. Ultra Long Treasury Note	167	09/20/23	19,795	227,740
U.S. Long Bond	130	09/20/23	16,526	70,485
2-Year U.S. Treasury Note	172	09/29/23	34,983	591,305
5-Year U.S. Treasury Note	62	09/29/23	6,643	128,796

				1,018,326

				$8,566

OTC Interest Rate Swaptions Purchased

	Paid by the Fund		Received by the Fund			Expiration	Exercise	Notional
Description	Rate	Frequency	Rate	Frequency	Counterparty	Date	Rate	Amount (000)	Value
Call
10-Year Interest Rate Swap, 12/13/33	1-Day SOFR, 1.09%	Quarterly	3.00%	Semi-Annual	Deutsche Bank AG	12/11/23	3.00%	USD 15,000	$140,398

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund		Effective	Termination	Notional		Upfront Premium Paid	Unrealized Appreciation
Rate	Frequency	Rate	Frequency	Date	Date	Amount (000)	Value	(Received)	(Depreciation)
1-Day SOFR, 1.09%	Quarterly	0.17%	Quarterly	N/A	10/21/25	USD 137	$(14,575)	$(16)	$(14,559)
0.18%	Quarterly	1-Day FEDL, 5.08%	Quarterly	N/A	10/21/25	USD 137	14,608	13	14,595

							$33	$(3)	$36

Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps

Description	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation
Centrally Cleared Swaps(a)	$13	$(16)	$14,595	$(14,559)

(a)

Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

64	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2023	BlackRock Income Trust, Inc. (BKT)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$—	$—	$1,018,326	$—	$1,018,326
Options purchased
Investments at value — unaffiliated(b)	—	—	—	—	140,398	—	140,398
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps(a)	—	—	—	—	14,595	—	14,595

	$—	$—	$—	$—	$1,173,319	$—	$1,173,319

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$—	$—	$1,009,760	$—	$1,009,760
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps(a)	—	—	—	—	14,559	—	14,559

	$—	$—	$—	$—	$1,024,319	$—	$1,024,319

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

(b)	Includes options purchased at value as reported in the Schedule of Investments.

For the period ended June 30, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$—	$—	$682,998	$—	$682,998
Swaps	—	—	—	—	(16)	—	(16)

	$—	$—	$—	$—	$682,982	$—	$682,982

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$—	$—	$(55,430)	$—	$(55,430)
Options purchased(a)	—	—	—	—	(87,602)	—	(87,602)
Swaps	—	—	—	—	43	—	43

	$—	$—	$—	$—	$(142,989)	$—	$(142,989)

(a)	Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$43,561,563
Average notional value of contracts — short	$87,549,532
Options:
Average notional value of swaption contracts purchased	$15,000,000
Interest rate swaps:
Average notional value — pays fixed rate	$136,615
Average notional value — receives fixed rate	$136,615

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	65

Schedule of Investments (unaudited) (continued) June 30, 2023	BlackRock Income Trust, Inc. (BKT)

Derivative Financial Instruments — Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities
Derivative Financial Instruments
Futures contracts	$—	$127,542
Options	140,398	—
Swaps — centrally cleared	71	—

Total derivative assets and liabilities in the Statements of Assets and Liabilities	140,469	127,542

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(71)	(127,542)

Total derivative assets and liabilities subject to an MNA	$140,398	$—

The following table presents the Fund’s derivative assets by counterparty net of amounts available for offset under an MNA and net of the related collateral received by the Fund:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset	Non-Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets	(a)
Deutsche Bank AG	$140,398	$—	$—	$—	$140,398

(a)	Net amount represents the net amount receivable from the counterparty in the event of default.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$—	$8,693	$8,693
Non-Agency Mortgage-Backed Securities	—	45,242,210	8	45,242,218
U.S. Government Sponsored Agency Securities	—	379,876,057	—	379,876,057
Short-Term Securities
Borrowed Bond Agreement	—	784,035	—	784,035
Money Market Funds	6,098,856	—	—	6,098,856
Options Purchased
Interest Rate Contracts	—	140,398	—	140,398
Liabilities
Investments
Borrowed Bonds	—	(754,268)	—	(754,268)

	$6,098,856	$425,288,432	$8,701	$431,395,989

Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$1,018,326	$14,595	$—	$1,032,921
Liabilities
Interest Rate Contracts	(1,009,760)	(14,559)	—	(1,024,319)

	$8,566	$36	$—	$8,602

(a)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial statement purposes. As of period end, reverse repurchase agreements of $120,590,636 are categorized as Level 2 within the fair value hierarchy.

See notes to financial statements.

66	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) June 30, 2023	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities
AIMCO CLO, Series 2017-AA, Class CR, (3-mo. LIBOR US + 2.10%), 7.35%, 04/20/34(a)(b)	USD	1,000	$966,017
Allegro CLO II-S Ltd., Series 2014-1RA, Class C, (3-mo. LIBOR US + 3.00%), 8.26%, 10/21/28(a)(b)		1,000	945,126
ALM Ltd., Series 2020-1A, Class D, (3-mo. LIBOR US + 6.00%), 11.26%, 10/15/29(a)(b)		285	259,176
Anchorage Capital CLO 3-R Ltd., Series 2014-3RA, Class E, (3-mo. LIBOR US + 5.50%), 10.77%, 01/28/31(a)(b)		850	698,475
Anchorage Capital CLO 4-R Ltd., Series 2014-4RA, Class D, (3-mo. LIBOR US + 2.60%), 7.87%, 01/28/31(a)(b)		250	227,476
Anchorage Capital CLO 7 Ltd., Series 2015-7A, Class D1R2, (3-mo. LIBOR US + 3.50%), 8.77%, 01/28/31(a)(b)		1,000	943,555
Apidos CLO XXVI, Series 2017-26A, Class A1AR, (3-mo. LIBOR US + 0.90%), 6.16%, 07/18/29(a)(b)		445	442,102
Argent Securities Trust, Series 2006-W5, Class A1A, (1-mo. LIBOR US + 0.30%), 5.45%, 06/25/36(a)		4,114	2,662,409
Bain Capital Credit CLO Ltd.(a)(b)
Series 2020-2A, Class DR, (3-mo. LIBOR US + 3.30%), 8.57%, 07/19/34		300	265,017
Series 2021-3A, Class D, (3-mo. LIBOR US + 3.10%), 8.37%, 07/24/34		250	224,075
Barings CLO Ltd., Series 2017-1A, Class D, (3-mo. LIBOR US + 3.60%), 8.86%, 07/18/29(a)(b)		250	244,959
Benefit Street Partners CLO II Ltd., Series 2013-IIA, Class A1R2, (3-mo. LIBOR US + 0.87%), 6.13%, 07/15/29(a)(b)		160	159,346
Benefit Street Partners CLO XX Ltd., Series 2020- 20A, Class CR, (3-mo. LIBOR US + 2.05%), 7.31%, 07/15/34(a)(b)		250	238,375
BlueMountain CLO XXVIII Ltd., Series 2021-28A, Class D, (3-mo. LIBOR US + 2.90%), 8.16%, 04/15/34(a)(b)		500	454,549
Carlyle U.S. CLO Ltd., Series 2018-1A, Class A1, (3-mo. LIBOR US + 1.02%), 6.27%, 04/20/31(a)(b)		250	247,825
CarVal CLO II Ltd., Series 2019-1A, Class CR, (3-mo. LIBOR US + 2.00%), 7.25%, 04/20/32(a)(b)		250	243,581
CarVal CLO III Ltd., Series 2019-2A, Class E, (3-mo. LIBOR US + 6.44%), 11.69%, 07/20/32(a)(b)		500	446,067
Cayuga Park CLO Ltd., Series 2020-1A, Class B1R, (3-mo. LIBOR US + 1.65%), 6.91%, 07/17/34(a)(b)		250	246,935
Cedar Funding XIV CLO Ltd., Series 2021-14A, Class B, (3-mo. LIBOR US + 1.60%), 6.86%, 07/15/33(a)(b)		500	491,308
Cedar Funding XV CLO Ltd., Series 2022-15A, Class B, (3-mo. CME Term SOFR + 1.80%), 6.85%, 04/20/35(a)(b)		450	432,616
CIFC Funding I Ltd., Series 2019-1A, Class DR, (3-mo. LIBOR US + 3.10%), 8.35%, 04/20/32(a)(b)		500	483,132
CIFC Funding Ltd., Series 2013-4A, Class DRR, (3-mo. LIBOR US + 2.80%), 8.09%, 04/27/31(a)(b)		250	236,118

Security		Par (000)	Value

Asset-Backed Securities (continued)
CIFC Funding VII Ltd.(a)(b)
Series 2022-7A, Class D, (3-mo. CME Term SOFR + 5.35%), 10.42%, 10/22/35	USD	250	$250,140
Series 2022-7A, Class E, (3-mo. CME Term SOFR + 8.94%), 14.01%, 10/22/35		500	496,972
Citigroup Mortgage Loan Trust, Series 2006-FX1, Class A7, 5.78%, 10/25/36(c)		334	217,607
Clear Creek CLO, Series 2015-1A, Class DR, (3-mo. LIBOR US + 2.95%), 8.20%, 10/20/30(a)(b)		250	234,463
Countrywide Asset-Backed Certificates Trust, Series 2006-26, Class 1A, (1-mo. LIBOR US + 0.14%), 5.29%, 06/25/37(a)		518	475,803
Dryden 106 CLO Ltd., Series 2022-106A, Class E, (3-mo. CME Term SOFR + 8.87%), 13.43%, 10/15/35(a)(b)		500	500,090
Dryden 64 CLO Ltd., Series 2018-64A, Class D, (3-mo. LIBOR US + 2.65%), 7.91%, 04/18/31(a)(b)		250	228,468
Elmwood CLO I Ltd., Series 2019-1A, Class ER, (3-mo. LIBOR US + 7.71%), 12.96%, 10/20/33(a)(b)		250	245,216
Elmwood CLO II Ltd., Series 2019-2A, Class ER, (3-mo. LIBOR US + 6.80%), 12.05%, 04/20/34(a)(b)		250	244,434
Elmwood CLO IV Ltd., Series 2020-1A, Class B, (3-mo. LIBOR US + 1.70%), 6.96%, 04/15/33(a)(b)		500	491,179
Elmwood CLO V Ltd., Series 2020-2A, Class CR, (3-mo. LIBOR US + 2.00%), 7.25%, 10/20/34(a)(b)		436	425,898
Generate CLO 3 Ltd., Series 3A, Class DR, (3-mo. LIBOR US + 3.60%), 8.85%, 10/20/29(a)(b)		250	245,910
Generate CLO 4 Ltd., Series 4A, Class ER, (3-mo. LIBOR US + 6.75%), 12.00%, 04/20/32(a)(b)		1,000	932,751
Generate CLO 6 Ltd., Series DR, Class 6A, (3-mo. LIBOR US + 3.50%), 8.77%, 01/22/35(a)(b)		750	701,248
Golub Capital Partners CLO 55B Ltd., Series 2021- 55A, Class E, (3-mo. LIBOR US + 6.56%), 11.81%, 07/20/34(a)(b)		250	235,826
Gulf Stream Meridian 1 Ltd., Series 2020-IA, Class E, (3-mo. LIBOR US + 6.45%), 11.71%, 04/15/33(a)(b)		250	218,946
Gulf Stream Meridian 5 Ltd., Series 2021-5A, Class A2, (3-mo. LIBOR US + 1.80%), 7.06%, 07/15/34(a)(b)		250	248,715
Jay Park CLO Ltd., Series 2016-1A, Class CR, (3-mo. LIBOR US + 2.65%), 7.90%, 10/20/27(a)(b)		250	245,055
LCM XIII LP, Series 13A, Class AR3, (3-mo. LIBOR US + 0.87%), 6.14%, 07/19/27(a)(b)		389	386,514
Madison Park Funding XLV Ltd., (3-mo. LIBOR US + 1.70%), 7.27%, 07/15/34(a)(b)		300	291,750
Madison Park Funding XVII Ltd., Series 2015-17A, Class DR, (3-mo. LIBOR US + 3.60%), 8.86%, 07/21/30(a)(b)		500	487,875
Madison Park Funding XVIII Ltd., Series 2015-18A, Class ARR, (3-mo. LIBOR US + 0.94%), 6.20%, 10/21/30(a)(b)		496	491,009
Madison Park Funding XXIX Ltd.(a)(b)
Series 2018-29A, Class D, (3-mo. LIBOR US + 3.00%), 8.26%, 10/18/30		510	491,375

S C H E D U L E O F I N V E S T M E N T S	67

Schedule of Investments (unaudited) (continued) June 30, 2023	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities (continued)
Madison Park Funding XXIX Ltd.(a)(b) (continued)
Series 2018-29A, Class E, (3-mo. LIBOR US + 5.70%), 10.96%, 10/18/30	USD	250	$233,243
Madison Park Funding XXV Ltd., Series 2017-25A, Class A1R, (3-mo. LIBOR US + 0.97%), 6.23%, 04/25/29(a)(b)		975	968,992
Madison Park Funding XXVI Ltd., Series 2007-4A, Class DR, (3-mo. LIBOR US + 3.00%), 8.30%, 07/29/30(a)(b)		250	235,195
Madison Park Funding XXXVII Ltd., Series 2019- 37A, Class BR, (3-mo. LIBOR US + 1.65%), 6.91%, 07/15/33(a)(b)		800	788,494
Madison Park Funding XXXVIII Ltd., Series 2021- 38A, Class B, (3-mo. LIBOR US + 1.65%), 6.91%, 07/17/34(a)(b)		250	243,750
Neuberger Berman CLO XX Ltd., Series 2015-20A, Class ERR, (3-mo. LIBOR US + 6.50%), 11.76%, 07/15/34(a)(b)		790	718,953
Neuberger Berman Loan Advisers CLO 32 Ltd., Series 2019-32A, Class ER, (3-mo. LIBOR US + 6.10%), 11.37%, 01/20/32(a)(b)		425	391,304
Neuberger Berman Loan Advisers NBLA CLO 52 Ltd., Series 2022-52A, Class D, (3-mo. CME Term SOFR + 5.75%), 10.82%, 10/24/35(a)(b)		500	500,151
OCP CLO Ltd.(a)(b)
Series 2017-14A, Class A2, (3-mo. LIBOR US + 1.50%), 6.88%, 11/20/30		300	294,280
Series 2019-16A, Class DR, (3-mo. LIBOR US + 3.15%), 8.36%, 04/10/33		250	231,747
Octagon 54 Ltd., Series 2021-1A, Class D, (3-mo. LIBOR US + 3.05%), 8.31%, 07/15/34(a)(b)		250	231,769
Octagon Investment Partners 31 Ltd., Series 2017-1A, Class E, (3-mo. LIBOR US + 6.30%), 11.55%, 07/20/30(a)(b)		500	433,047
Octagon Investment Partners XV Ltd., Series 2013-1A, Class A1RR, (3-mo. LIBOR US + 0.97%), 6.24%, 07/19/30(a)(b)		1,697	1,686,054
Octagon Investment Partners XVII Ltd., Series 2013-1A, Class BR2, (3-mo. LIBOR US + 1.40%), 6.66%, 01/25/31(a)(b)		250	243,278
OHA Credit Partners XIII Ltd., Series 2016-13A, Class BR, (3-mo. LIBOR US + 1.70%), 6.96%, 10/25/34(a)(b)		250	244,303
OZLM VIII Ltd., Series 2014-8A, Class CRR, (3-mo. LIBOR US + 3.15%), 8.41%, 10/17/29(a)(b)		250	243,369
OZLM XXI Ltd., Series 2017-21A, Class D, (3-mo. LIBOR US + 5.54%), 10.79%, 01/20/31(a)(b)		250	206,592
Rad CLO Ltd., Series 2022-17A, Class E, (3-mo. CME Term SOFR + 8.30%), 13.35%, 10/20/35(a)(b)		250	240,676
Regatta IX Funding Ltd., Series 2022-1A, Class D, (3-mo. LIBOR US + 3.90%), 9.16%, 04/17/30(a)(b)		500	486,546
Regatta XVIII Funding Ltd., Series 2021-1A, Class B, (3-mo. LIBOR US + 1.45%), 6.71%, 01/15/34(a)(b)		300	293,360
Regatta XXIV Funding Ltd., Series 2021-5A, Class D, (3-mo. LIBOR US + 3.10%), 8.35%, 01/20/35(a)(b)		250	241,535

Security		Par (000)	Value

Asset-Backed Securities (continued)
Regatta XXV Funding Ltd., (3-mo. Term SOFR + 8.41%), 13.65%, 07/15/36(a)(b)	USD	500	$490,000
Regional Management Issuance Trust, 3.88%, 10/17/33(d)		980	846,524
Rockford Tower CLO Ltd., Series 2017-2A, Class DR, (3-mo. LIBOR US + 2.85%), 8.11%, 10/15/29(a)(b)		500	470,124
Sterling COOFS Trust(b)(d)
Series 2004-1, Class A, 2.36%, 04/15/29(a)		637	6,375
Series 2004-2, Class Note, 2.08%, 03/30/30		878	5,520
Symphony CLO XXXII Ltd., Series 2022-32A, Class B, (3-mo. CME Term SOFR + 1.85%), 6.92%, 04/23/35(a)(b)		300	294,546
Trimaran CAVU Ltd.(a)(b)
Series 2021-1A, Class D, (3-mo. LIBOR US + 3.45%), 8.72%, 04/23/32		250	240,991
Series 2021-2A, Class D1, (3-mo. LIBOR US + 3.25%), 8.51%, 10/25/34		500	478,488
Unique Pub Finance Co. PLC, Series A4, 5.66%, 06/30/27(e)	GBP	32	40,449
Voya CLO Ltd., Series 2019-3A, Class BR, (3-mo. LIBOR US + 1.65%), 6.91%, 10/17/32(a)(b)	USD	500	494,125
Whitebox CLO II Ltd., Series 2020-2A, Class DR, (3-mo. LIBOR US + 3.35%), 8.62%, 10/24/34(a)(b)		500	478,425
Whitebox CLO III Ltd., Series 2021-3A, Class D, (3-mo. LIBOR US + 3.35%), 8.61%, 10/15/34(a)(b)		250	238,807

Total Asset-Backed Securities — 6.9% (Cost: $34,738,867)			33,586,495

		Shares

Common Stocks

Construction & Engineering — 0.0%
McDermott International Ltd.(f)		47,837	8,611

Energy Equipment & Services — 0.0%
Project Investor Holdings LLC, (Acquired 02/12/19, Cost: $0)(d)(g)		2,869	—

Financial Services — 0.0%
NMG Parent LLC		1,330	164,033

Household Products — 0.0%
Berkline Benchcraft Equity LLC(d)		3,155	—

Industrial Conglomerates — 0.0%
Ameriforge Group, Inc.		801	8

Oil, Gas & Consumable Fuels — 0.0%
Kcad Holdings I Ltd.(d)		546,753,936	5,467

Total Common Stocks — 0.0% (Cost: $6,822,812)			178,119

68	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2023	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Corporate Bonds

Aerospace & Defense — 3.1%
Amsted Industries, Inc., 5.63%, 07/01/27(b)	USD	156	$150,882
Bombardier, Inc.(b)
7.50%, 03/15/25		17	17,029
7.13%, 06/15/26(h)		1,191	1,182,976
7.88%, 04/15/27(h)		605	603,442
6.00%, 02/15/28(h)		539	509,411
7.50%, 02/01/29(h)		660	652,308
7.45%, 05/01/34		100	114,000
F-Brasile SpA/F-Brasile U.S. LLC, Series XR, 7.38%, 08/15/26(b)(h)		423	382,815
Howmet Aerospace, Inc., 5.13%, 10/01/24		4	3,955
Northrop Grumman Corp., 3.85%, 04/15/45(h)		600	488,947
Rolls-Royce PLC, 5.75%, 10/15/27(b)(h)		1,018	995,354
Spirit AeroSystems, Inc.(b)
7.50%, 04/15/25		32	31,620
9.38%, 11/30/29(h)		607	649,839
TransDigm, Inc.
6.25%, 03/15/26(b)(h)		5,693	5,665,177
6.38%, 06/15/26		46	45,402
7.50%, 03/15/27		105	105,149
6.75%, 08/15/28(b)		2,352	2,360,914
Triumph Group, Inc., 9.00%, 03/15/28(b)(h)		881	899,535

			14,858,755

Automobile Components — 1.3%
Aptiv PLC, 4.40%, 10/01/46(h)		240	185,824
Clarios Global LP, 6.75%, 05/15/25(b)		528	528,323
Clarios Global LP/Clarios U.S. Finance Co.
4.38%, 05/15/26(e)	EUR	200	207,676
6.25%, 05/15/26(b)(h)	USD	1,409	1,399,926
8.50%, 05/15/27(b)(h)		2,555	2,559,180
6.75%, 05/15/28(b)(h)		798	795,209
Dana Financing Luxembourg SARL, 8.50%, 07/15/31(e)	EUR	100	112,557
Dealer Tire LLC/DT Issuer LLC, 8.00%, 02/01/28(b).	USD	174	158,508
Forvia, 3.75%, 06/15/28(e)	EUR	100	98,794
Goodyear Tire & Rubber Co.
5.00%, 07/15/29(h)	USD	104	93,781
5.63%, 04/30/33		109	94,892
ZF Finance GmbH, 2.00%, 05/06/27(e)	EUR	100	94,798

			6,329,468

Automobiles — 1.5%
Asbury Automotive Group, Inc.
4.50%, 03/01/28	USD	129	118,268
4.75%, 03/01/30		124	110,186
5.00%, 02/15/32(b)		130	113,190
Ford Motor Co.
4.35%, 12/08/26		11	10,631
3.25%, 02/12/32(h)		469	368,955
6.10%, 08/19/32(h)		179	173,479
Ford Motor Credit Co. LLC
3.81%, 01/09/24(h)		629	620,036
2.75%, 06/14/24	GBP	100	121,240
4.69%, 06/09/25	USD	200	192,653
5.13%, 06/16/25(h)		490	476,540
3.38%, 11/13/25		200	185,975
4.39%, 01/08/26(h)		400	378,561
6.86%, 06/05/26	GBP	108	133,664

Security		Par (000)	Value

Automobiles (continued)
Ford Motor Credit Co. LLC (continued)
2.70%, 08/10/26	USD	295	$263,369
4.95%, 05/28/27(h)		200	188,657
6.80%, 05/12/28(h)		582	582,534
7.35%, 03/06/30(h)		600	612,745
3.63%, 06/17/31(h)		400	327,850
General Motors Financial Co., Inc., 6.00%, 01/09/28(h)		1,000	1,008,014
Ken Garff Automotive LLC, 4.88%, 09/15/28(b)		122	107,302
LCM Investments Holdings II LLC, 4.88%, 05/01/29(b)		292	249,876
Lithia Motors, Inc., 3.88%, 06/01/29(b)		131	113,820
MajorDrive Holdings IV LLC, 6.38%, 06/01/29(b)		178	141,336
Renault SA, 2.38%, 05/25/26(e)	EUR	100	100,771
TML Holdings Pte. Ltd., 4.35%, 06/09/26(e)(h)	USD	200	186,282
Wabash National Corp., 4.50%, 10/15/28(b)		220	190,766

			7,076,700

Banks — 0.6%
Banco BPM SpA(a)(e)
(3-mo. EURIBOR + 2.80%), 6.00%, 06/14/28	EUR	150	162,540
(5-year EUR Swap + 3.17%), 2.88%, 06/29/31		100	95,226
Banco Espirito Santo SA(e)(f)(i)
4.75%, 01/15/18		100	25,098
4.00%, 01/21/19		100	25,098
Bangkok Bank PCL, (5-year CMT + 4.73%), 5.00%(a)(e)(j)	USD	201	190,625
Bank of Communications Co. Ltd., (5-year CMT + 3.35%), 3.80%(a)(e)(j)		200	191,872
Chong Hing Bank Ltd., (5-year CMT + 3.86%), 5.70%(a)(e)(j)		250	242,565
Citigroup, Inc., (1-day SOFR + 2.66%), 6.17%, 05/25/34(a)(h)		430	433,746
Credit Suisse AG/New York, 5.00%, 07/09/27(h)		1,200	1,158,469
Intesa Sanpaolo SpA, 5.71%, 01/15/26(b)(h)		200	190,406
Krung Thai Bank PCL, (5-year CMT + 3.53%), 4.40%(a)(e)(h)(j)		202	185,357

			2,901,002

Beverages — 2.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.90%, 02/01/46(h)		800	764,633
ARD Finance SA, (6.50% Cash or 7.25% PIK), 6.50%, 06/30/27(b)(h)(k)		834	675,244
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC(b)
6.00%, 06/15/27(h)		400	392,946
3.25%, 09/01/28		200	171,794
4.00%, 09/01/29(h)		2,234	1,769,314
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
5.25%, 04/30/25(b)		200	195,619
2.13%, 08/15/26(e)	EUR	200	193,709
5.25%, 08/15/27(b)	USD	202	171,110
Ball Corp., 6.00%, 06/15/29(h)		193	191,553
Canpack SA/Canpack U.S. LLC, 3.13%, 11/01/25(b)(h)		211	192,537
Mauser Packaging Solutions Holding Co.(b)
7.88%, 08/15/26(h)		3,282	3,260,695
9.25%, 04/15/27		92	84,916

S C H E D U L E O F I N V E S T M E N T S	69

Schedule of Investments (unaudited) (continued) June 30, 2023	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Beverages (continued)
Owens-Brockway Glass Container, Inc., 6.63%, 05/13/27(b)	USD	39	$38,617
Trivium Packaging Finance BV(b)(h)
5.50%, 08/15/26		1,004	963,995
8.50%, 08/15/27		965	928,925

			9,995,607

Biotechnology — 0.0%
Cidron Aida Finco SARL, 5.00%, 04/01/28(e)	EUR	100	98,632

Broadline Retail — 0.0%
NMG Holding Co., Inc./Neiman Marcus Group LLC, 7.13%, 04/01/26(b)(h)	USD	123	114,487

Building Materials — 1.1%
Camelot Return Merger Sub, Inc., 8.75%, 08/01/28(b)		207	195,614
Emerald Debt Merger Sub LLC
6.38%, 12/15/30(e)	EUR	100	108,711
6.63%, 12/15/30(b)(h)	USD	2,594	2,571,303
James Hardie International Finance DAC, 5.00%, 01/15/28(b)		200	187,382
Jeld-Wen, Inc.(b)
6.25%, 05/15/25		146	147,278
4.63%, 12/15/25		171	165,656
Masonite International Corp., Class C, 5.38%, 02/01/28(b)		101	96,275
New Enterprise Stone & Lime Co., Inc.(b)
5.25%, 07/15/28		81	73,712
9.75%, 07/15/28		205	197,759
Smyrna Ready Mix Concrete LLC, 6.00%, 11/01/28(b)(h)		552	520,560
Standard Industries, Inc.(b)
5.00%, 02/15/27		209	199,187
4.75%, 01/15/28		80	74,499
4.38%, 07/15/30(h)		697	603,670
3.38%, 01/15/31		326	262,444
Summit Materials LLC/Summit Materials Finance Corp., 5.25%, 01/15/29(b)		92	86,919

			5,490,969

Building Products(b) — 0.9%
Advanced Drainage Systems, Inc.
5.00%, 09/30/27		306	289,603
6.38%, 06/15/30(h)		412	407,579
Beacon Roofing Supply, Inc., 4.13%, 05/15/29		123	108,855
Foundation Building Materials, Inc., 6.00%, 03/01/29		83	69,305
GYP Holdings III Corp., 4.63%, 05/01/29		371	326,480
Specialty Building Products Holdings LLC/SBP Finance Corp., 6.38%, 09/30/26		87	82,198
SRS Distribution, Inc.(h)
4.63%, 07/01/28		492	439,245
6.13%, 07/01/29		499	430,952
6.00%, 12/01/29		685	591,189
White Cap Buyer LLC, 6.88%, 10/15/28(h)		1,482	1,343,063
White Cap Parent LLC, (8.25% Cash or 9.00% PIK), 8.25%, 03/15/26(k)		235	225,114

			4,313,583

Capital Markets — 1.2%
AG TTMT Escrow Issuer LLC, 8.63%, 09/30/27(b)		77	78,922

Security		Par (000)	Value

Capital Markets (continued)
Blackstone Private Credit Fund
7.05%, 09/29/25	USD	79	$78,795
3.25%, 03/15/27		75	64,809
Charles Schwab Corp., Series H, (10-year CMT + 3.08%), 4.00%(a)(h)(j)		2,000	1,459,500
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29(b)(h)		214	187,575
GLP Capital LP/GLP Financing II, Inc., 3.25%, 01/15/32(h)		498	402,092
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
6.25%, 05/15/26(h)		432	393,170
5.25%, 05/15/27(h)		674	581,258
4.38%, 02/01/29		323	253,781
Morgan Stanley, (5-year CMT + 2.43%), 5.95%, 01/19/38(a)(h)		100	98,704
NFP Corp.(b)(h)
4.88%, 08/15/28		550	491,252
6.88%, 08/15/28		1,386	1,203,076
7.50%, 10/01/30		105	101,662
Northern Trust Corp., 6.13%, 11/02/32(h)		219	227,047
Owl Rock Capital Corp., 3.40%, 07/15/26		63	55,803
Owl Rock Core Income Corp.
3.13%, 09/23/26		43	37,053
7.75%, 09/16/27(b)(h)		302	300,471

			6,014,970

Chemicals — 1.6%
Ashland LLC, 3.38%, 09/01/31(b)		164	130,993
Avient Corp., 7.13%, 08/01/30(b)		106	107,211
Axalta Coating Systems LLC, 3.38%, 02/15/29(b)(h)		447	380,509
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, 4.75%, 06/15/27(b)(h)		170	160,233
Chemours Co.(b)
5.75%, 11/15/28		46	42,269
4.63%, 11/15/29		175	147,895
Element Solutions, Inc., 3.88%, 09/01/28(b)(h)		1,508	1,315,543
HB Fuller Co., 4.25%, 10/15/28		110	97,904
Herens Holdco SARL, 4.75%, 05/15/28(b)(h)		612	474,300
Illuminate Buyer LLC/Illuminate Holdings IV, Inc., 9.00%, 07/01/28(b)(h)		352	306,719
INEOS Quattro Finance 2 PLC, 2.50%, 01/15/26(e)	EUR	100	97,494
Ingevity Corp., 3.88%, 11/01/28(b)	USD	84	71,717
Kobe U.S. Midco 2, Inc., (9.25% Cash or 10.00% PIK), 9.25%, 11/01/26(b)(k)		259	170,940
LSF11 A5 HoldCo LLC, 6.63%, 10/15/29(b)		133	111,081
Minerals Technologies, Inc., 5.00%, 07/01/28(b)		169	153,790
NOVA Chemicals Corp., 4.88%, 06/01/24(b)		67	65,458
Olympus Water U.S. Holding Corp.
9.63%, 11/15/28(e)	EUR	100	104,755
9.75%, 11/15/28(b)(h)	USD	538	524,711
Sasol Financing USA LLC, 5.50%, 03/18/31		200	156,968
SCIL IV LLC/SCIL USA Holdings LLC, 5.38%, 11/01/26(b)(h)		439	400,211
SK Invictus Intermediate II SARL, 5.00%, 10/30/29(b)(h)		460	365,530
WESCO Distribution, Inc.(b)(h)
7.13%, 06/15/25		676	683,122
7.25%, 06/15/28		636	648,756

70	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2023	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Chemicals (continued)
WR Grace Holdings LLC(b)
4.88%, 06/15/27	USD	122	$113,147
5.63%, 08/15/29(h)		1,131	926,628
7.38%, 03/01/31		197	193,056

			7,950,940

Commercial Services & Supplies — 1.5%
ADT Security Corp.(b)
4.13%, 08/01/29		27	23,321
4.88%, 07/15/32		39	33,345
Albion Financing 1 SARL/Aggreko Holdings, Inc., 6.13%, 10/15/26(b)		200	188,000
APX Group, Inc., 5.75%, 07/15/29(b)(h)		268	232,598
Cablevision Lightpath LLC, 3.88%, 09/15/27(b)		200	167,500
Fortress Transportation and Infrastructure Investors LLC(b)
6.50%, 10/01/25(h)		545	536,914
9.75%, 08/01/27		227	234,439
5.50%, 05/01/28(h)		663	606,647
Garda World Security Corp., 9.50%, 11/01/27(b)		68	65,694
Herc Holdings, Inc., 5.50%, 07/15/27(b)(h)		626	599,800
Hertz Corp.(b)
4.63%, 12/01/26		126	113,715
5.00%, 12/01/29(h)		101	83,490
LABL, Inc., 9.50%, 11/01/28(b)		439	446,632
Metis Merger Sub LLC, 6.50%, 05/15/29(b)		125	107,826
NESCO Holdings II, Inc., 5.50%, 04/15/29(b)		239	213,905
Prime Security Services Borrower LLC/Prime Finance, Inc.(b)
5.25%, 04/15/24		113	112,068
5.75%, 04/15/26		608	596,830
6.25%, 01/15/28(h)		180	168,624
Sotheby’s/Bidfair Holdings, Inc., 5.88%, 06/01/29(b)(h)		653	507,708
United Rentals North America, Inc., 6.00%, 12/15/29(b)(h)		1,720	1,715,770
Verisure Holding AB, 9.25%, 10/15/27(e)	EUR	100	115,940
Williams Scotsman International, Inc.(b)
6.13%, 06/15/25(h)	USD	403	400,010
4.63%, 08/15/28		243	222,119

			7,492,895

Communications Equipment(b) — 0.5%
CommScope Technologies LLC, 6.00%, 06/15/25(h) .		713	664,565
CommScope, Inc.(h)
6.00%, 03/01/26		301	280,524
8.25%, 03/01/27		158	126,397
7.13%, 07/01/28		138	97,980
4.75%, 09/01/29		416	327,975
Viasat, Inc.
5.63%, 09/15/25(h)		484	468,991
5.63%, 04/15/27		67	62,555
Viavi Solutions, Inc., 3.75%, 10/01/29(h)		261	221,773

			2,250,760

Construction Materials(b) — 0.1%
BCPE Empire Holdings, Inc., 7.63%, 05/01/27(h)		331	307,831
Resideo Funding, Inc., 4.00%, 09/01/29		59	48,947

Security		Par (000)	Value

Construction Materials (continued)
Ritchie Bros Holdings, Inc., 6.75%, 03/15/28	USD	77	$77,610
Wesco Aircraft Holdings, Inc., 9.00%, 11/15/26		662	62,890

			497,278

Consumer Discretionary — 2.2%
APi Group DE, Inc.(b)
4.13%, 07/15/29		132	113,849
4.75%, 10/15/29		100	90,060
Carnival Corp.
10.13%, 02/01/26(e)	EUR	100	114,412
10.50%, 02/01/26(b)(h)	USD	668	702,210
7.63%, 03/01/26(b)(h)		152	148,869
5.75%, 03/01/27(b)(h)		1,028	946,367
9.88%, 08/01/27(b)		262	272,908
4.00%, 08/01/28(b)(h)		477	422,870
6.00%, 05/01/29(b)(h)		518	462,488
Carnival Holdings Bermuda Ltd., 10.38%, 05/01/28(b)		2,122	2,320,892
CoreLogic, Inc., 4.50%, 05/01/28(b)(h)		700	564,375
Legends Hospitality Holding Co. LLC/Legends Hospitality Co.-Issuer, Inc., 5.00%, 02/01/26(b)		91	81,900
Life Time, Inc.(b)
5.75%, 01/15/26		340	331,341
8.00%, 04/15/26		257	253,757
Lindblad Expeditions LLC, 6.75%, 02/15/27(b)(h)		305	290,513
NCL Corp. Ltd.(b)
5.88%, 03/15/26(h)		333	311,543
8.38%, 02/01/28(h)		132	137,933
7.75%, 02/15/29		42	39,892
NCL Finance Ltd., 6.13%, 03/15/28(b)(h)		261	234,905
Neptune Bidco U.S., Inc., 9.29%, 04/15/29(b)		255	234,093
Royal Caribbean Cruises Ltd.(b)
11.50%, 06/01/25		86	91,246
4.25%, 07/01/26		72	66,093
5.50%, 08/31/26		136	128,943
5.38%, 07/15/27		134	125,297
11.63%, 08/15/27		176	191,389
5.50%, 04/01/28(h)		118	110,040
8.25%, 01/15/29		191	200,550
9.25%, 01/15/29(h)		345	367,567
7.25%, 01/15/30		267	270,429
Viking Cruises Ltd.(b)
5.88%, 09/15/27		236	216,912
9.13%, 07/15/31		606	612,060
Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/29(b)		162	148,230

			10,603,933

Consumer Finance — 1.7%
Block, Inc.(h)
2.75%, 06/01/26		698	635,524
3.50%, 06/01/31		1,133	938,376
Capital One Financial Corp.(a)(h)
(1-day SOFR + 2.60%), 5.82%, 02/01/34		440	419,793
(1-day SOFR + 2.64%), 6.31%, 06/08/29		140	139,057
(1-day SOFR + 2.86%), 6.38%, 06/08/34		100	99,284
Discover Financial Services, 6.70%, 11/29/32		85	87,570
Equifax, Inc., 2.60%, 12/15/25		59	54,887
Ford Motor Credit Co. LLC, 7.20%, 06/10/30(h)		576	581,305

S C H E D U L E O F I N V E S T M E N T S	71

Schedule of Investments (unaudited) (continued) June 30, 2023	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Consumer Finance (continued)
Global Payments, Inc.
3.20%, 08/15/29(h)	USD	564	$490,220
5.40%, 08/15/32		86	83,802
Navient Corp.
7.25%, 09/25/23		77	77,000
6.13%, 03/25/24		86	85,327
5.88%, 10/25/24		82	80,587
5.50%, 03/15/29		211	179,892
9.38%, 07/25/30		150	149,197
OneMain Finance Corp.
6.88%, 03/15/25		303	300,010
7.13%, 03/15/26(h)		331	325,205
3.50%, 01/15/27		304	260,814
6.63%, 01/15/28(h)		240	226,385
5.38%, 11/15/29(h)		105	89,265
4.00%, 09/15/30		110	84,700
Sabre Global, Inc.(b)(h)
9.25%, 04/15/25		211	196,779
7.38%, 09/01/25		379	336,404
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 4.63%, 11/01/26(b)(h)		550	515,773
Shift4 Payments, Inc., 0.00%, 12/15/25(l)(m)		174	188,964
Verscend Escrow Corp., 9.75%, 08/15/26(b)(h)		1,817	1,822,618

			8,448,738

Consumer Staples Distribution & Retail — 0.8%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(b)
3.25%, 03/15/26		642	592,932
7.50%, 03/15/26		107	108,814
4.63%, 01/15/27		477	451,960
5.88%, 02/15/28(h)		320	310,957
6.50%, 02/15/28		152	152,252
3.50%, 03/15/29		30	25,969
4.88%, 02/15/30(h)		214	197,569
Bellis Acquisition Co. PLC, 3.25%, 02/16/26(e)	GBP	100	106,046
Darling Ingredients, Inc., 6.00%, 06/15/30(b)(h)	USD	434	423,868
Lamb Weston Holdings, Inc.(b)
4.88%, 05/15/28		257	246,138
4.13%, 01/31/30(h)		312	278,839
4.38%, 01/31/32(h)		355	317,113
Performance Food Group, Inc., 4.25%, 08/01/29(b)(h)		299	266,203
Post Holdings, Inc.(b)
5.75%, 03/01/27		89	86,875
4.63%, 04/15/30(h)		118	103,410
4.50%, 09/15/31		13	11,102
U.S. Foods, Inc.(b)
4.75%, 02/15/29(h)		335	306,709
4.63%, 06/01/30		39	34,953
United Natural Foods, Inc., 6.75%, 10/15/28(b)		34	28,182

			4,049,891

Containers & Packaging — 0.5%
Clydesdale Acquisition Holdings, Inc.(b)(h)
6.63%, 04/15/29		558	532,164
8.75%, 04/15/30		584	515,511
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26		196	185,610
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 02/01/26(h)		424	410,926

Security		Par (000)	Value

Containers & Packaging (continued)
Crown European Holdings SA, 5.00%, 05/15/28(e)	EUR	100	$110,075
Graham Packaging Co., Inc., 7.13%, 08/15/28(b)	USD	60	51,225
Graphic Packaging International LLC(b)
4.75%, 07/15/27		89	84,618
3.50%, 03/15/28		9	8,048
LABL, Inc., 5.88%, 11/01/28(b)(h)		220	200,086
OI European Group BV, 6.25%, 05/15/28(b)	EUR	115	128,128
Owens-Brockway Glass Container, Inc., 7.25%, 05/15/31(b)	USD	235	237,938
Sealed Air Corp., 5.13%, 12/01/24(b)		46	45,457
Sealed Air Corp./Sealed Air Corp. U.S., 6.13%, 02/01/28(b)		158	156,835

			2,666,621

Diversified Consumer Services — 1.8%
Allied Universal Holdco LLC/Allied Universal Finance Corp.(b)(h)
6.63%, 07/15/26		1,737	1,648,315
9.75%, 07/15/27		676	597,552
6.00%, 06/01/29		1,356	1,000,600
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL, 4.63%, 06/01/28(b)(h)		1,963	1,655,284
Clarivate Science Holdings Corp.(b)(h)
3.88%, 07/01/28		757	671,039
4.88%, 07/01/29		735	652,023
Garda World Security Corp.(b)
4.63%, 02/15/27		261	238,815
7.75%, 02/15/28		520	516,163
Graham Holdings Co., 5.75%, 06/01/26(b)		140	137,200
Rekeep SpA, 7.25%, 02/01/26(e)	EUR	100	102,004
Service Corp. International(h)
5.13%, 06/01/29	USD	238	224,248
3.38%, 08/15/30		263	219,947
4.00%, 05/15/31		333	285,058
Sotheby’s, 7.38%, 10/15/27(b)(h)		1,046	940,765

			8,889,013

Diversified REITs — 0.9%
Alexandria Real Estate Equities, Inc., 4.00%, 02/01/50(h)		450	335,615
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC, 4.50%, 04/01/27(b)		160	134,744
Global Net Lease, Inc./Global Net Lease Operating Partnership LP, 3.75%, 12/15/27(b)(h)		108	79,229
Healthpeak OP LLC, 2.88%, 01/15/31(h)		1,000	844,504
Iron Mountain, Inc., 5.63%, 07/15/32(b)		19	16,997
MPT Operating Partnership LP/MPT Finance Corp.
2.55%, 12/05/23	GBP	104	126,945
4.63%, 08/01/29	USD	304	229,812
3.50%, 03/15/31(h)		1,154	795,126
RHP Hotel Properties LP/RHP Finance Corp.
4.75%, 10/15/27(h)		704	655,424
7.25%, 07/15/28(b)		327	330,345
4.50%, 02/15/29(b)		256	226,560
Service Properties Trust, 7.50%, 09/15/25		96	94,272

72	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2023	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Diversified REITs (continued)
Ventas Realty LP, 4.13%, 01/15/26(h)	USD	650	$621,698
VICI Properties LP/VICI Note Co., Inc., 3.88%, 02/15/29(b)		50	43,878

			4,535,149

Diversified Telecommunication Services — 2.0%
AT&T, Inc., 4.30%, 02/15/30(h)		1,350	1,281,453
British Telecommunications PLC, (5-year UK Government Bond + 3.82%), 8.38%, 12/20/83(a)(e)	GBP	100	124,672
Level 3 Financing, Inc.(b)(h)
3.40%, 03/01/27	USD	1,094	928,259
10.50%, 05/15/30		1,214	1,231,764
Lumen Technologies, Inc., 4.00%, 02/15/27(b)(h)		1,135	845,813
SoftBank Group Corp., 3.88%, 07/06/32(e)	EUR	100	82,522
Telecom Italia Capital SA
6.38%, 11/15/33	USD	205	173,904
6.00%, 09/30/34(h)		424	341,936
7.20%, 07/18/36		81	69,623
7.72%, 06/04/38		28	24,758
Telecom Italia SpA
4.00%, 04/11/24(e)	EUR	150	161,356
5.30%, 05/30/24(b)(h)	USD	200	194,391
Verizon Communications, Inc., 3.70%, 03/22/61(h)		1,000	727,220
Zayo Group Holdings, Inc.(b)(h)
4.00%, 03/01/27		3,882	2,741,679
6.13%, 03/01/28		946	591,126

			9,520,476

Electric Utilities — 0.8%
Black Hills Corp., 3.15%, 01/15/27(h)		305	282,618
Comision Federal de Electricidad, 4.88%, 01/15/24(e)		200	197,654
Electricite de France SA, (5-year CMT + 5.41%), 9.13%(a)(b)(j)		205	210,223
Enel Finance International NV, 3.63%, 05/25/27(b)(h)		900	847,387
FirstEnergy Transmission LLC, 5.45%, 07/15/44(b)(h)		381	352,312
Mong Duong Finance Holdings BV, 5.13%, 05/07/29(e)		250	218,965
NextEra Energy Operating Partners LP(b)
4.25%, 07/15/24		170	166,266
4.25%, 09/15/24		9	8,595
Pacific Gas and Electric Co.(h)
6.10%, 01/15/29		245	241,059
6.40%, 06/15/33		355	353,057
6.75%, 01/15/53		175	172,707
Palomino Funding Trust I, 7.23%, 05/17/28(b)(h)		250	250,123
Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 08/15/28(b)(h)		319	291,353
Star Energy Geothermal Wayang Windu Ltd., 6.75%, 04/24/33(e)(h)		162	159,001
Texas Competitive Electric Holdings, 1.00%, 10/10/19(a)(d)(f)(i)		780	—
Tierra Mojada Luxembourg II SARL, 5.75%, 12/01/40(e)		183	155,641

			3,906,961

Electrical Equipment(b) — 0.3%
Gates Global LLC/Gates Corp., 6.25%, 01/15/26(h)		416	409,346
GrafTech Finance, Inc., 4.63%, 12/15/28		104	84,502

Security		Par (000)	Value

Electrical Equipment (continued)
Regal Rexnord Corp.
6.05%, 02/15/26	USD	90	$90,114
6.05%, 04/15/28(h)		590	585,698
6.30%, 02/15/30(h)		200	199,408
6.40%, 04/15/33(h)		205	204,827

			1,573,895

Electronic Equipment, Instruments & Components — 0.3%
CDW LLC/CDW Finance Corp., 3.25%, 02/15/29		212	181,649
Imola Merger Corp., 4.75%, 05/15/29(b)(h)		510	443,550
Vertiv Group Corp., 4.13%, 11/15/28(b)(h)		920	828,895

			1,454,094

Energy Equipment & Services — 0.7%
Archrock Partners LP/Archrock Partners Finance Corp.(b)
6.88%, 04/01/27		304	291,840
6.25%, 04/01/28(h)		729	684,429
Halliburton Co., 3.80%, 11/15/25(h)		3	2,897
Noble Finance II LLC, 8.00%, 04/15/30(b)		337	342,621
USA Compression Partners LP/USA Compression Finance Corp.(h)
6.88%, 04/01/26		510	499,593
6.88%, 09/01/27		452	431,612
Valaris Ltd., 8.38%, 04/30/30(b)(h)		543	544,825
Vallourec SA, 8.50%, 06/30/26(e)	EUR	34	37,066
Weatherford International Ltd.(b)
6.50%, 09/15/28	USD	167	167,718
8.63%, 04/30/30(h)		314	318,786

			3,321,387

Environmental, Maintenance & Security Service — 0.9%
Clean Harbors, Inc.(b)
4.88%, 07/15/27(h)		250	239,382
5.13%, 07/15/29(h)		129	122,047
6.38%, 02/01/31		108	108,676
Covanta Holding Corp.
4.88%, 12/01/29(b)		142	122,830
5.00%, 09/01/30		70	59,369
GFL Environmental, Inc.(b)
4.25%, 06/01/25		103	99,396
3.75%, 08/01/25(h)		312	296,827
5.13%, 12/15/26		243	234,443
4.00%, 08/01/28(h)		431	385,336
3.50%, 09/01/28		160	142,398
4.75%, 06/15/29(h)		378	345,345
4.38%, 08/15/29(h)		317	282,240
Republic Services, Inc., 3.38%, 11/15/27(h)		750	705,392
Tervita Corp., 11.00%, 12/01/25(b)		114	120,938
Waste Pro USA, Inc., 5.50%, 02/15/26(b)(h)		1,132	1,049,362

			4,313,981

Financial Services — 1.8%
Acuris Finance U.S., Inc./Acuris Finance SARL, 5.00%, 05/01/28(b)(h)		403	311,916
ASG Finance Designated Activity Co., 7.88%, 12/03/24(b)		200	192,750
Bank of America Corp., (1-day SOFR + 1.99%), 6.20%, 11/10/28(a)(h)		346	355,636
Barclays PLC, 5.20%, 05/12/26(h)		200	192,950
BNP Paribas SA, (5-year CMT + 3.34%), 4.63%(a)(b)(h)(j)		1,500	1,070,625

S C H E D U L E O F I N V E S T M E N T S	73

Schedule of Investments (unaudited) (continued) June 30, 2023	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Financial Services (continued)
Deutsche Bank AG, (1-day SOFR + 3.18%), 6.72%, 01/18/29(a)(h)	USD	1,100	$1,101,568
GGAM Finance Ltd.(b)
7.75%, 05/15/26		45	45,169
8.00%, 06/15/28		45	45,023
Global Aircraft Leasing Co. Ltd., (6.50% Cash or 7.25% PIK), 6.50%, 09/15/24(b)(k)		231	210,908
Goldman Sachs Group, Inc., Series R, (5-year CMT + 3.22%), 4.95%(a)(h)(j)		730	688,193
Home Point Capital, Inc., 5.00%, 02/01/26(b)(h)		841	754,027
HSBC Holdings PLC(h)
4.38%, 11/23/26		395	373,321
(5-year USD ICE Swap + 4.37%), 6.38%(a)(j)		500	478,825
(1-day SOFR + 3.35%), 7.39%, 11/03/28(a)		265	279,677
ION Trading Technologies SARL, 5.75%, 05/15/28(b)		200	172,642
Jefferies Finance LLC/JFIN Co.-Issuer Corp., 5.00%, 08/15/28(b)		325	266,440
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.(b)
5.25%, 10/01/25		43	40,604
4.25%, 02/01/27		170	147,715
4.75%, 06/15/29		67	54,527
Lloyds Banking Group PLC, (5-year CMT + 4.82%), 6.75%(a)(h)(j)		450	411,845
MGIC Investment Corp., 5.25%, 08/15/28(h)		167	157,524
Nationstar Mortgage Holdings, Inc.(b)
6.00%, 01/15/27(h)		147	136,752
5.13%, 12/15/30		104	84,365
5.75%, 11/15/31		114	93,645
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 2.88%, 10/15/26(b)(h)		811	717,735
Spectrum Brands, Inc.(b)
5.00%, 10/01/29		141	125,853
5.50%, 07/15/30		154	140,525

			8,650,760

Food Products — 0.7%
Aramark International Finance SARL, 3.13%, 04/01/25(e)	EUR	138	144,389
Aramark Services, Inc.(b)(h)
5.00%, 04/01/25	USD	495	487,748
6.38%, 05/01/25		188	187,827
5.00%, 02/01/28		436	410,948
BRF SA, 4.88%, 01/24/30(e)		200	161,250
Chobani LLC/Chobani Finance Corp., Inc.(b)(h)
7.50%, 04/15/25		1,178	1,172,123
4.63%, 11/15/28		608	553,280
Darling Global Finance BV, 3.63%, 05/15/26(e)	EUR	120	127,670
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.63%, 03/01/29(b)	USD	129	103,357

			3,348,592

Gas Utilities(b) — 0.1%
Howard Midstream Energy Partners LLC, 8.88%, 07/15/28		263	264,315
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 06/01/31		91	76,181

			340,496

Security		Par (000)	Value

Ground Transportation — 0.4%
Danaos Corp., 8.50%, 03/01/28(b)	USD	100	$100,320
Lima Metro Line 2 Finance Ltd., 5.88%, 07/05/34(b)(h)		1,377	1,342,231
Union Pacific Corp., 3.20%, 05/20/41(h)		600	471,528

			1,914,079

Health Care Equipment & Supplies — 0.2%
Avantor Funding, Inc.
2.63%, 11/01/25(e)	EUR	100	104,544
4.63%, 07/15/28(b)(h)	USD	665	616,404
3.88%, 11/01/29(b)		209	182,985
Embecta Corp., 6.75%, 02/15/30(b)		75	67,212
Garden Spinco Corp., 8.63%, 07/20/30(b)		199	213,875

			1,185,020

Health Care Providers & Services — 2.7%
Acadia Healthcare Co., Inc., 5.50%, 07/01/28(b)		115	109,980
AdaptHealth LLC(b)
6.13%, 08/01/28		73	63,234
5.13%, 03/01/30		26	21,060
AHP Health Partners, Inc., 5.75%, 07/15/29(b)		324	279,363
Cano Health LLC, 6.25%, 10/01/28(b)		78	48,750
CHS/Community Health Systems, Inc.(b)
5.63%, 03/15/27		185	163,029
6.00%, 01/15/29(h)		525	441,656
5.25%, 05/15/30(h)		540	425,373
4.75%, 02/15/31(h)		242	182,900
Elevance Health, Inc., 3.65%, 12/01/27(h)		1,000	944,116
Encompass Health Corp.
4.50%, 02/01/28		15	13,955
4.75%, 02/01/30(h)		390	355,096
4.63%, 04/01/31		255	226,047
HCA, Inc., 5.50%, 06/15/47(h)		650	612,228
HealthEquity, Inc., 4.50%, 10/01/29(b)(h)		738	650,423
IQVIA, Inc., 6.50%, 05/15/30(b)		211	213,083
Legacy LifePoint Health LLC(b)(h)
6.75%, 04/15/25		351	326,016
4.38%, 02/15/27		253	195,763
Medline Borrower LP(b)(h)
3.88%, 04/01/29		581	504,926
5.25%, 10/01/29		1,339	1,161,849
ModivCare, Inc., 5.88%, 11/15/25(b)(h)		236	218,569
Molina Healthcare, Inc.(b)
4.38%, 06/15/28		46	42,405
3.88%, 11/15/30		80	68,733
3.88%, 05/15/32(h)		141	118,207
Surgery Center Holdings, Inc.(b)(h)
6.75%, 07/01/25		305	303,913
10.00%, 04/15/27		621	634,973
Teleflex, Inc.
4.63%, 11/15/27		80	75,400
4.25%, 06/01/28(b)(h)		331	302,449
Tenet Healthcare Corp.
4.88%, 01/01/26(h)		1,077	1,048,987
6.25%, 02/01/27		179	177,169
5.13%, 11/01/27(h)		216	206,210
4.63%, 06/15/28		81	75,653
6.13%, 10/01/28(h)		183	176,174
6.13%, 06/15/30		250	246,425

74	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2023	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Health Care Providers & Services (continued)
Tenet Healthcare Corp. (continued)
6.75%, 05/15/31(b)(h)	USD	856	$858,085
UnitedHealth Group, Inc., 3.75%, 07/15/25(h)		1,470	1,430,924

			12,923,123

Health Care Technology(b) — 0.7%
AthenaHealth Group, Inc., 6.50%, 02/15/30(h)		1,674	1,408,906
Catalent Pharma Solutions, Inc.
5.00%, 07/15/27(h)		365	334,847
3.13%, 02/15/29		157	127,652
3.50%, 04/01/30(h)		50	40,500
Charles River Laboratories International, Inc.
4.25%, 05/01/28		159	145,576
4.00%, 03/15/31		42	36,479
Fortrea Holdings, Inc., 7.50%, 07/01/30		196	200,698
IQVIA, Inc.(h)
5.00%, 10/15/26		463	447,060
5.00%, 05/15/27		437	420,335

			3,162,053

Hotels, Restaurants & Leisure — 3.4%
Boyd Gaming Corp.
4.75%, 12/01/27		133	126,015
4.75%, 06/15/31(b)(h)		333	297,487
Boyne USA, Inc., 4.75%, 05/15/29(b)(h)		344	309,999
Burger King (Restaurant Brands International, Inc.)/New Red Finance, Inc.(b)
5.75%, 04/15/25		207	206,688
3.88%, 01/15/28(h)		208	190,148
4.38%, 01/15/28(h)		134	123,705
4.00%, 10/15/30		103	88,151
Caesars Entertainment, Inc.(b)(h)
6.25%, 07/01/25		1,144	1,138,702
8.13%, 07/01/27		1,508	1,543,391
4.63%, 10/15/29		184	160,671
7.00%, 02/15/30		1,527	1,533,474
Caesars Resort Collection LLC/CRC Finco, Inc., 5.75%, 07/01/25(b)(h)		478	483,652
CDI Escrow Issuer, Inc., 5.75%, 04/01/30(b)(h)		731	680,428
Champion Path Holdings Ltd., 4.50%, 01/27/26(e)		232	203,309
Churchill Downs, Inc.(b)
5.50%, 04/01/27(h)		695	668,195
4.75%, 01/15/28		137	127,054
6.75%, 05/01/31		417	412,309
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.(b)
4.63%, 01/15/29(h)		483	423,832
6.75%, 01/15/30		68	57,871
Fortune Star BVI Ltd., 6.75%, 07/02/23(e)		200	199,880
Hilton Domestic Operating Co., Inc.
5.38%, 05/01/25(b)		145	143,148
5.75%, 05/01/28(b)		200	196,943
3.75%, 05/01/29(b)		146	129,591
4.88%, 01/15/30(h)		501	467,142
4.00%, 05/01/31(b)		189	164,143
3.63%, 02/15/32(b)		15	12,506
Lindblad Expeditions Holdings, Inc., 9.00%, 05/15/28(b)		246	249,598
Lottomatica SpA/Roma, (3-mo. EURIBOR + 4.13%), 7.59%, 06/01/28(a)(e)	EUR	100	109,529

Security		Par (000)	Value

Hotels, Restaurants & Leisure (continued)
Melco Resorts Finance Ltd.
4.88%, 06/06/25(b)	USD	200	$188,790
5.25%, 04/26/26(e)		250	232,010
5.38%, 12/04/29(b)(h)		600	494,250
Merlin Entertainments Ltd., 5.75%, 06/15/26(b)(h)		600	578,246
MGM China Holdings Ltd.
5.88%, 05/15/26(e)(h)		250	238,040
4.75%, 02/01/27(b)		200	180,250
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, 05/01/29(b)		235	207,516
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.(b)
5.63%, 09/01/29		116	87,864
5.88%, 09/01/31		116	85,579
Raptor Acquisition Corp./Raptor Co.-Issuer LLC, 4.88%, 11/01/26(b)		177	166,822
Scientific Games Holdings LP/Scientific Games US FinCo, Inc., 6.63%, 03/01/30(b)		70	61,600
Scientific Games International, Inc.(b)
8.63%, 07/01/25		203	207,314
7.00%, 05/15/28(h)		174	173,071
7.25%, 11/15/29(h)		51	51,064
Six Flags Entertainment Corp., 7.25%, 05/15/31(b)(h)		402	391,528
Six Flags Theme Parks, Inc., 7.00%, 07/01/25(b)(h)		269	270,344
Station Casinos LLC, 4.63%, 12/01/31(b)		277	233,372
Vail Resorts, Inc., 6.25%, 05/15/25(b)		154	154,184
Wyndham Hotels & Resorts, Inc., 4.38%, 08/15/28(b)		158	144,286
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 05/15/27(b)(h)		192	181,873
Wynn Macau Ltd.
5.50%, 01/15/26(e)		347	321,626
5.63%, 08/26/28(b)(h)		600	517,500
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.(b)(h)
5.13%, 10/01/29		773	692,757
7.13%, 02/15/31		318	316,073

			16,623,520

Household Durables — 0.6%
Ashton Woods USA LLC/Ashton Woods Finance Co.(b)
4.63%, 08/01/29		100	85,223
4.63%, 04/01/30		145	123,772
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC(b)
5.00%, 06/15/29		208	166,552
4.88%, 02/15/30(h)		364	285,554
CD&R Smokey Buyer, Inc., 6.75%, 07/15/25(b)		253	234,199
K Hovnanian Enterprises, Inc., 7.75%, 02/15/26(b)		131	128,380
Mattamy Group Corp., 4.63%, 03/01/30(b)(h)		199	172,034
Meritage Homes Corp., 5.13%, 06/06/27		50	48,040
NCR Corp.(b)
5.75%, 09/01/27		220	219,942
5.00%, 10/01/28		110	98,167
5.13%, 04/15/29(h)		145	128,363
6.13%, 09/01/29		92	92,077
SWF Escrow Issuer Corp., 6.50%, 10/01/29(b)(h)		539	323,415
Taylor Morrison Communities, Inc.(b) 5.88%, 06/15/27		255	250,459

S C H E D U L E O F I N V E S T M E N T S	75

Schedule of Investments (unaudited) (continued) June 30, 2023	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Household Durables (continued)
Taylor Morrison Communities, Inc.(b) (continued)
5.13%, 08/01/30	USD	54	$49,858
Tempur Sealy International, Inc.(b)
4.00%, 04/15/29		204	176,602
3.88%, 10/15/31		97	79,021
Tri Pointe Group, Inc./Tri Pointe Homes, Inc., 5.88%, 06/15/24		11	10,918
Tri Pointe Homes, Inc., 5.25%, 06/01/27		15	14,189

			2,686,765

Household Products — 0.0%
Berkline Benchcraft LLC, 4.50%, 05/03/12(d)(f)(i)		200	—
Central Garden & Pet Co.
5.13%, 02/01/28		15	14,092
4.13%, 10/15/30(h)		194	162,513

			176,605

Independent Power and Renewable Electricity Producers — 0.7%
Calpine Corp.(b)
5.25%, 06/01/26		221	213,420
5.13%, 03/15/28(h)		1,060	945,946
4.63%, 02/01/29		106	89,430
5.00%, 02/01/31		43	35,564
Clearway Energy Operating LLC(b)
4.75%, 03/15/28(h)		336	310,000
3.75%, 01/15/32		262	213,244
Greenko Solar Mauritius Ltd., 5.95%, 07/29/26(e)(h)		200	186,484
NRG Energy, Inc.
6.63%, 01/15/27(h)		720	714,730
5.75%, 01/15/28		63	59,702
3.88%, 02/15/32(b)		10	7,705
7.00%, 03/15/33(b)(h)		205	206,698
Talen Energy Supply LLC, 8.63%, 06/01/30(b)		134	138,690
TerraForm Power Operating LLC(b)
5.00%, 01/31/28		96	88,383
4.75%, 01/15/30		186	164,145
TransAlta Corp., 7.75%, 11/15/29		109	112,216

			3,486,357

Industrial Conglomerates — 0.0%
Emerald Debt Merger Sub LLC, 6.38%, 12/15/30(b)	EUR	160	173,937

Insurance — 2.0%
Acrisure LLC/Acrisure Finance, Inc., 6.00%, 08/01/29(b)	USD	136	117,751
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer(b)(h)
4.25%, 10/15/27		1,317	1,181,866
6.75%, 10/15/27		2,364	2,222,160
6.75%, 04/15/28		558	553,390
5.88%, 11/01/29		1,128	981,270
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/25(h)		360	341,820
AmWINS Group, Inc., 4.88%, 06/30/29(b)		285	257,350
GTCR AP Finance, Inc., 8.00%, 05/15/27(b)(h)		304	297,994
HUB International Ltd.(b)
7.00%, 05/01/26(h)		1,280	1,276,614
7.25%, 06/15/30		1,472	1,519,987
Jones Deslauriers Insurance Management, Inc.(b)
8.50%, 03/15/30		506	516,226

Security		Par (000)	Value

Insurance (continued)
Jones Deslauriers Insurance Management, Inc.(b) (continued)
10.50%, 12/15/30	USD	256	$256,788
Ryan Specialty Group LLC, 4.38%, 02/01/30(b)		183	161,992

			9,685,208

Interactive Media & Services — 0.2%
Arches Buyer, Inc., 4.25%, 06/01/28(b)		110	95,721
Cablevision Lightpath LLC, 5.63%, 09/15/28(b)(h)		400	296,321
iliad SA(e)
5.38%, 06/14/27	EUR	100	107,581
5.63%, 02/15/30		100	105,465
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc., 4.75%, 04/30/27(b)	USD	264	233,165

			838,253

Internet Software & Services — 1.0%
Go Daddy Operating Co. LLC/GD Finance Co., Inc.(b)
5.25%, 12/01/27		303	287,850
3.50%, 03/01/29		204	174,796
Match Group Holdings II LLC(b)
4.63%, 06/01/28		157	144,220
5.63%, 02/15/29		177	165,957
4.13%, 08/01/30		198	169,587
3.63%, 10/01/31(h)		153	125,757
Uber Technologies, Inc.
7.50%, 05/15/25(b)(h)		667	674,977
0.00%, 12/15/25(h)(l)(m)		916	835,416
8.00%, 11/01/26(b)		419	427,008
7.50%, 09/15/27(b)(h)		622	636,215
6.25%, 01/15/28(b)		402	400,014
4.50%, 08/15/29(b)(h)		972	894,627

			4,936,424

IT Services — 0.9%
Ahead DB Holdings LLC, 6.63%, 05/01/28(b)		150	121,990
CA Magnum Holdings, 5.38%, 10/31/26(b)(h)		382	341,187
Camelot Finance SA, 4.50%, 11/01/26(b)(h)		624	587,833
Dun & Bradstreet Corp., 5.00%, 12/15/29(b)(h)		615	542,264
Engineering - Ingegneria Informatica - SpA, 11.13%, 05/15/28(e)	EUR	100	109,456
Fair Isaac Corp., 4.00%, 06/15/28(b)(h)	USD	366	335,771
Gartner, Inc.(b)
4.50%, 07/01/28		23	21,487
3.63%, 06/15/29		57	50,178
KBR, Inc., 4.75%, 09/30/28(b)		209	189,673
La Financiere Atalian SASU, 5.13%, 05/15/25(e)	EUR	100	74,872
McAfee Corp., 7.38%, 02/15/30(b)(h)	USD	786	683,445
Presidio Holdings, Inc., 4.88%, 02/01/27(b)		47	44,091
Science Applications International Corp., 4.88%, 04/01/28(b)(h)		289	268,780
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., 5.75%, 06/01/25(b)		163	162,824
Twilio, Inc.
3.63%, 03/15/29		142	120,807
3.88%, 03/15/31(h)		319	265,604
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/29(b)(h)		692	595,183

			4,515,445

76	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2023	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Leisure Products(h) — 0.1%
Mattel, Inc.
6.20%, 10/01/40	USD	219	$195,798
5.45%, 11/01/41		278	230,470

			426,268

Machinery — 1.1%
ATS Corp., 4.13%, 12/15/28(b)		108	96,664
Chart Industries, Inc.(b)
7.50%, 01/01/30(h)		623	635,619
9.50%, 01/01/31		92	97,613
GrafTech Global Enterprises, Inc., 9.88%, 12/15/28(b)		283	280,877
Husky III Holding Ltd., (13.00% Cash or 13.75% PIK), 13.00%, 02/15/25(b)(h)(k)		240	218,400
Madison IAQ LLC, 5.88%, 06/30/29(b)(h)		696	563,697
OT Merger Corp., 7.88%, 10/15/29(b)		115	71,877
Terex Corp., 5.00%, 05/15/29(b)(h)		333	309,583
Titan Acquisition Ltd./Titan Co.-Borrower LLC, 7.75%, 04/15/26(b)(h)		852	773,190
TK Elevator Holdco GmbH, 7.63%, 07/15/28(b)(h)		400	362,834
TK Elevator Midco GmbH, 4.38%, 07/15/27(e)	EUR	205	199,655
TK Elevator U.S. Newco, Inc., 5.25%, 07/15/27(b)(h)	USD	1,633	1,508,684

			5,118,693

Marine Transportation — 0.0%
Huntington Ingalls Industries, Inc., 4.20%, 05/01/30(h)		178	164,929

Media — 6.8%
Altice Financing SA
3.00%, 01/15/28(e)	EUR	100	84,079
5.00%, 01/15/28(b)(h)	USD	378	302,084
5.75%, 08/15/29(b)(h)		1,324	1,025,651
AMC Networks, Inc.
4.75%, 08/01/25		189	165,313
4.25%, 02/15/29		123	66,121
Block Communications, Inc., 4.88%, 03/01/28(b)		92	76,130
Cable One, Inc.
0.00%, 03/15/26(l)(m)		88	71,940
1.13%, 03/15/28(h)(l)		620	466,550
4.00%, 11/15/30(b)(h)		151	117,969
CCO Holdings LLC/CCO Holdings Capital Corp.(b)(h)
5.13%, 05/01/27		565	526,153
5.00%, 02/01/28		701	638,674
6.38%, 09/01/29		734	691,545
4.75%, 03/01/30		246	210,351
4.25%, 02/01/31		764	618,053
7.38%, 03/01/31		1,419	1,382,718
4.75%, 02/01/32		260	212,025
4.25%, 01/15/34		442	334,049
Charter Communications Operating LLC/Charter Communications Operating Capital(h)
4.91%, 07/23/25		2,425	2,378,069
5.38%, 05/01/47		425	351,286
Clear Channel International BV, 6.63%, 08/01/25(b)(h)		384	382,075
Clear Channel Outdoor Holdings, Inc.(b)(h)
5.13%, 08/15/27		2,109	1,914,746
7.75%, 04/15/28		330	259,050
7.50%, 06/01/29		731	540,923
CMG Media Corp., 8.88%, 12/15/27(b)(h)		315	220,766

Security		Par (000)	Value

Media (continued)
Connect Finco SARL/Connect U.S. Finco LLC, 6.75%, 10/01/26(b)(h)	USD	1,866	$1,812,476
CSC Holdings LLC(h)
5.25%, 06/01/24		164	152,527
5.50%, 04/15/27(b)		200	166,398
11.25%, 05/15/28(b)		900	872,757
6.50%, 02/01/29(b)		865	698,951
4.13%, 12/01/30(b)		330	230,844
4.50%, 11/15/31(b)		469	326,994
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 5.88%, 08/15/27(b)(h)		429	388,518
Discovery Communications LLC, 3.45%, 03/15/25(h)		170	162,742
DISH DBS Corp.
7.75%, 07/01/26(h)		601	368,392
5.25%, 12/01/26(b)(h)		1,000	802,173
5.75%, 12/01/28(b)		174	129,418
DISH Network Corp., 11.75%, 11/15/27(b)(h)		179	174,688
Frontier Communications Holdings LLC(b)(h)
5.88%, 10/15/27		267	245,042
5.00%, 05/01/28		753	649,696
8.75%, 05/15/30		1,028	1,004,740
GCI LLC, 4.75%, 10/15/28(b)		107	91,228
Iliad Holding SASU(b)(h)
6.50%, 10/15/26		1,423	1,343,060
7.00%, 10/15/28		743	684,782
Interpublic Group of Cos., Inc., 5.40%, 10/01/48(h)		200	186,141
LCPR Senior Secured Financing DAC, 6.75%, 10/15/27(b)(h)		360	337,411
Ligado Networks LLC, (15.50% PIK), 15.50%, 11/01/23(b)(k)		419	147,998
Lions Gate Capital Holdings LLC, 5.50%, 04/15/29(b)		232	168,014
Live Nation Entertainment, Inc.(b)
4.88%, 11/01/24		31	30,519
5.63%, 03/15/26		16	15,629
6.50%, 05/15/27(h)		1,582	1,590,421
4.75%, 10/15/27(h)		288	268,560
3.75%, 01/15/28		196	174,930
Midcontinent Communications/Midcontinent Finance Corp., 5.38%, 08/15/27(b)		177	165,798
Network i2i Ltd., (5-year CMT + 4.27%), 5.65%(a)(e)(h)(j)		300	290,598
Outfront Media Capital LLC/Outfront Media Capital Corp.(b)
5.00%, 08/15/27(h)		558	506,497
4.25%, 01/15/29(h)		256	215,132
4.63%, 03/15/30		55	45,821
Radiate Holdco LLC/Radiate Finance, Inc.(b)(h)
4.50%, 09/15/26		894	712,755
6.50%, 09/15/28		1,482	864,843
Sable International Finance Ltd., 5.75%, 09/07/27(b)		200	183,856
Sinclair Television Group, Inc., 4.13%, 12/01/30(b)(h)		468	306,540
Sirius XM Radio, Inc.(b)(h)
3.13%, 09/01/26		491	439,566
5.00%, 08/01/27		812	753,365
Stagwell Global LLC, 5.63%, 08/15/29(b)		101	86,429
Summer BidCo BV, (9.00% Cash or 9.75% PIK), 9.00%, 11/15/25(e)(k)	EUR	118	108,191
TEGNA, Inc., 4.75%, 03/15/26(b)	USD	45	42,966

S C H E D U L E O F I N V E S T M E N T S	77

Schedule of Investments (unaudited) (continued) June 30, 2023	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Media (continued)
Telenet Finance Luxembourg Notes SARL, 5.50%, 03/01/28(b)	USD	200	$183,400
Univision Communications, Inc.(b)
5.13%, 02/15/25		133	130,174
6.63%, 06/01/27		188	181,711
7.38%, 06/30/30(h)		174	165,668
UPC Broadband Finco BV, 4.88%, 07/15/31(b)(h)		449	369,567
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 07/15/28(b)(h)		754	659,549
VZ Secured Financing BV, 3.50%, 01/15/32(e)	EUR	100	83,883
Ziggo Bond Co. BV(b)(h)
6.00%, 01/15/27	USD	199	182,646
5.13%, 02/28/30		225	170,377
Ziggo BV, 4.88%, 01/15/30(b)		200	165,986

			33,276,687

Metals & Mining — 1.9%
ABJA Investment Co. Pte. Ltd., 5.95%, 07/31/24(e)		250	248,430
Arconic Corp.(b)
6.00%, 05/15/25		83	83,660
6.13%, 02/15/28(h)		378	382,689
ATI, Inc.
5.88%, 12/01/27		171	165,488
4.88%, 10/01/29		101	90,919
5.13%, 10/01/31		273	243,219
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/29(b)(h)		1,143	1,129,071
Carpenter Technology Corp.
6.38%, 07/15/28		81	79,380
7.63%, 03/15/30(h)		326	329,684
Constellium SE
4.25%, 02/15/26(e)	EUR	100	106,401
5.88%, 02/15/26(b)(h)	USD	588	576,082
5.63%, 06/15/28(b)(h)		500	470,464
3.75%, 04/15/29(b)(h)		756	643,172
First Quantum Minerals Ltd., 8.63%, 06/01/31(b)		331	337,620
JSW Steel Ltd., 5.95%, 04/18/24(e)		200	198,348
Kaiser Aluminum Corp.(b)(h)
4.63%, 03/01/28		163	142,553
4.50%, 06/01/31		347	276,622
New Gold, Inc., 7.50%, 07/15/27(b)(h)		545	508,910
Novelis Corp.(b)(h)
3.25%, 11/15/26		809	732,281
4.75%, 01/30/30		951	845,160
3.88%, 08/15/31		1,030	847,290
Novelis Sheet Ingot GmbH, 3.38%, 04/15/29(e)	EUR	200	191,084
Roller Bearing Co. of America, Inc., 4.38%, 10/15/29(b)	USD	122	109,301
Stillwater Mining Co., 4.00%, 11/16/26(e)(h)		200	177,512
Vedanta Resources Finance II PLC, 13.88%, 01/21/24(e)		200	182,074

			9,097,414

Multi-Utilities — 0.2%
American Water Capital Corp., 4.45%, 06/01/32(h)		900	871,361
AmeriGas Partners LP/AmeriGas Finance Corp., 9.38%, 06/01/28(b)		272	276,248

			1,147,609

Security		Par (000)	Value

Offshore Drilling & Other Services(b) — 0.4%
Entegris Escrow Corp., 4.75%, 04/15/29(h)	USD	2,108	$1,956,911
Entegris, Inc., 4.38%, 04/15/28		169	152,942

			2,109,853

Oil, Gas & Consumable Fuels — 9.3%
Aethon United BR LP/Aethon United Finance Corp., 8.25%, 02/15/26(b)(h)		591	580,657
Antero Midstream Partners LP/Antero Midstream Finance Corp.(b)
5.75%, 03/01/27		298	287,402
5.75%, 01/15/28		59	56,244
5.38%, 06/15/29(h)		206	191,411
Apache Corp.
4.25%, 01/15/30(h)		61	54,333
5.10%, 09/01/40(h)		157	127,562
5.35%, 07/01/49		137	106,517
Arcosa, Inc., 4.38%, 04/15/29(b)(h)		374	335,105
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(b)
9.00%, 11/01/27(h)		580	721,068
8.25%, 12/31/28(h)		880	865,396
5.88%, 06/30/29		134	119,547
Baytex Energy Corp., 8.50%, 04/30/30(b)		139	135,743
Buckeye Partners LP
4.13%, 03/01/25(b)		262	248,900
5.85%, 11/15/43		145	107,300
5.60%, 10/15/44		86	61,920
Callon Petroleum Co.
8.25%, 07/15/25		44	43,670
6.38%, 07/01/26		162	157,690
8.00%, 08/01/28(b)(h)		1,033	1,021,543
7.50%, 06/15/30(b)(h)		530	500,252
Cellnex Finance Co. SA, 1.25%, 01/15/29(e)	EUR	100	90,392
Cellnex Telecom SA, Series CLNX, 0.75%, 11/20/31(e)(l)		100	87,028
Cheniere Energy Partners LP(h)
4.50%, 10/01/29	USD	630	578,186
3.25%, 01/31/32		380	312,607
Chesapeake Energy Corp.(b)
5.88%, 02/01/29		41	38,945
6.75%, 04/15/29(h)		436	432,615
Civitas Resources, Inc.(b)
5.00%, 10/15/26		36	33,943
8.38%, 07/01/28(h)		772	780,724
8.75%, 07/01/31		638	646,804
CNX Midstream Partners LP, 4.75%, 04/15/30(b)		96	81,426
CNX Resources Corp., 7.38%, 01/15/31(b)		97	94,375
Comstock Resources, Inc.(b)(h)
6.75%, 03/01/29		468	428,195
5.88%, 01/15/30		353	306,464
CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 06/15/31(b)(h)		1,617	1,442,223
Crescent Energy Finance LLC(b)(h)
7.25%, 05/01/26		708	664,465
9.25%, 02/15/28		254	246,441
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.(b)
5.63%, 05/01/27		52	49,296
6.00%, 02/01/29(h)		326	304,402
8.00%, 04/01/29		45	45,558
7.38%, 02/01/31		96	94,623

78	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2023	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
CrownRock LP/CrownRock Finance, Inc.(b)
5.63%, 10/15/25(h)	USD	670	$660,084
5.00%, 05/01/29		59	55,239
DCP Midstream Operating LP(b)(h)
6.45%, 11/03/36		162	166,349
6.75%, 09/15/37		295	313,078
Diamondback Energy, Inc., 6.25%, 03/15/33(h)		602	622,750
DT Midstream, Inc.(b)(h)
4.13%, 06/15/29		328	287,845
4.38%, 06/15/31		418	360,004
Dycom Industries, Inc., 4.50%, 04/15/29(b)		119	108,076
Earthstone Energy Holdings LLC(b)
8.00%, 04/15/27(h)		272	262,700
9.88%, 07/15/31		329	325,200
Ecopetrol SA
8.88%, 01/13/33		122	120,265
5.88%, 05/28/45		78	52,935
eG Global Finance PLC(b)(h)
6.75%, 02/07/25		396	384,615
8.50%, 10/30/25		252	244,507
Enbridge, Inc., (3-mo. LIBOR US + 3.64%), 6.25%, 03/01/78(a)(h)		1,565	1,440,010
Endeavor Energy Resources LP/EER Finance, Inc., 5.75%, 01/30/28(b)(h)		386	377,577
Energean Israel Finance Ltd., 8.50%, 09/30/33(b)(e)		74	73,809
Energy Transfer LP(h)
3.90%, 07/15/26		235	223,330
Series H, (5-year CMT + 5.69%), 6.50%(a)(j)		456	414,194
EnLink Midstream LLC(h)
5.63%, 01/15/28(b)		348	336,754
5.38%, 06/01/29		272	259,137
6.50%, 09/01/30(b)		231	230,719
EnLink Midstream Partners LP
4.15%, 06/01/25		7	6,791
4.85%, 07/15/26		115	110,975
5.60%, 04/01/44		226	189,213
5.45%, 06/01/47		60	49,320
EQM Midstream Partners LP
6.00%, 07/01/25(b)		128	126,587
4.13%, 12/01/26		100	93,003
6.50%, 07/01/27(b)(h)		364	359,003
4.50%, 01/15/29(b)		21	18,730
7.50%, 06/01/30(b)		84	85,003
4.75%, 01/15/31(b)(h)		506	443,248
Genesis Energy LP/Genesis Energy Finance Corp.
6.50%, 10/01/25		112	110,297
7.75%, 02/01/28(h)		164	155,985
8.88%, 04/15/30		153	149,480
Gulfport Energy Corp., 8.00%, 05/17/26(b)		37	37,174
Harvest Midstream I LP, 7.50%, 09/01/28(b)		60	59,486
Hess Corp., 4.30%, 04/01/27		50	47,955
Hess Midstream Operations LP, 4.25%, 02/15/30(b)(h)		240	209,400
Hilcorp Energy I LP/Hilcorp Finance Co.(b)
6.25%, 11/01/28		145	136,489
5.75%, 02/01/29		186	168,421
6.00%, 04/15/30		21	19,122
HPCL-Mittal Energy Ltd., 5.45%, 10/22/26(e)(h)		200	192,412
HTA Group Ltd., 7.00%, 12/18/25(b)(h)		200	188,962
IHS Holding Ltd., 6.25%, 11/29/28(b)		200	163,912
Impulsora Pipeline LLC, 6.05%, 01/01/43(d)		1,345	1,159,163

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
ITT Holdings LLC, 6.50%, 08/01/29(b)(h)	USD	343	$288,971
Kinetik Holdings LP, 5.88%, 06/15/30(b)(h)		471	447,681
Leviathan Bond Ltd., 6.75%, 06/30/30(b)(e)		61	56,598
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.00%, 08/01/26(b)		32	30,949
Matador Resources Co.(h)
5.88%, 09/15/26		436	422,504
6.88%, 04/15/28(b)		248	245,469
Medco Bell Pte. Ltd., 6.38%, 01/30/27(e)		250	234,867
MPLX LP, 4.25%, 12/01/27(h)		185	175,690
Murphy Oil Corp.
5.75%, 08/15/25		14	13,817
5.88%, 12/01/27		56	54,403
5.88%, 12/01/42		29	24,099
Murphy Oil USA, Inc., 4.75%, 09/15/29		146	134,038
Nabors Industries Ltd.(b)
7.25%, 01/15/26		199	185,770
7.50%, 01/15/28(h)		296	259,018
Nabors Industries, Inc.(h)
5.75%, 02/01/25		1,057	1,022,880
7.38%, 05/15/27(b)		377	358,727
New Fortress Energy, Inc.(b)(h)
6.75%, 09/15/25		854	801,082
6.50%, 09/30/26		1,366	1,222,155
NGL Energy Operating LLC/NGL Energy Finance Corp., 7.50%, 02/01/26(b)(h)		241	237,354
NGPL PipeCo LLC, 7.77%, 12/15/37(b)(h)		227	241,988
Northern Oil and Gas, Inc.(b)(h)
8.13%, 03/01/28		1,102	1,079,960
8.75%, 06/15/31		323	317,347
NuStar Logistics LP
6.00%, 06/01/26		163	158,780
6.38%, 10/01/30		25	23,851
Occidental Petroleum Corp.
6.45%, 09/15/36(h)		132	135,472
6.20%, 03/15/40(h)		428	421,832
4.63%, 06/15/45		28	21,664
PDC Energy, Inc.
6.13%, 09/15/24		75	74,962
5.75%, 05/15/26(h)		235	234,059
Permian Resources Operating LLC(b)
5.38%, 01/15/26		52	49,438
7.75%, 02/15/26(h)		607	609,582
6.88%, 04/01/27		143	140,855
5.88%, 07/01/29(h)		392	369,268
Petroleos Mexicanos
4.25%, 01/15/25		37	34,865
6.50%, 03/13/27		130	115,375
8.75%, 06/02/29		130	116,369
5.95%, 01/28/31(h)		158	115,124
6.70%, 02/16/32		97	73,618
Precision Drilling Corp., 6.88%, 01/15/29(b)		12	10,842
Puma International Financing SA, 5.13%, 10/06/24(b)		200	194,000
Rockcliff Energy II LLC, 5.50%, 10/15/29(b)(h)		196	180,801
Rockies Express Pipeline LLC, 4.95%, 07/15/29(b)		51	46,665
SM Energy Co.
5.63%, 06/01/25		175	171,008
6.75%, 09/15/26(h)		156	152,055
6.63%, 01/15/27		21	20,396
6.50%, 07/15/28(h)		198	190,080

S C H E D U L E O F I N V E S T M E N T S	79

Schedule of Investments (unaudited) (continued) June 30, 2023	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Southwestern Energy Co.
5.70%, 01/23/25	USD	18	$17,905
5.38%, 02/01/29(h)		252	237,299
4.75%, 02/01/32		5	4,407
Sunoco LP/Sunoco Finance Corp.
6.00%, 04/15/27		63	62,070
5.88%, 03/15/28		124	119,242
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(b)
7.50%, 10/01/25		13	12,975
6.00%, 03/01/27		41	38,475
5.50%, 01/15/28		72	65,807
6.00%, 12/31/30		28	24,668
6.00%, 09/01/31		131	112,717
Tap Rock Resources LLC, 7.00%, 10/01/26(b)(h)		764	786,920
Transcontinental Gas Pipe Line Co. LLC, 4.00%, 03/15/28(h)		280	263,537
Transocean Titan Financing Ltd., 8.38%, 02/01/28(b)(h)		175	178,719
Transocean, Inc.(b)(h)
7.50%, 01/15/26		235	223,250
11.50%, 01/30/27		206	213,467
8.75%, 02/15/30		972	986,580
Venture Global Calcasieu Pass LLC(b)(h)
3.88%, 08/15/29		830	725,080
4.13%, 08/15/31		421	362,046
3.88%, 11/01/33		888	727,171
Venture Global LNG, Inc.(b)(h)
8.13%, 06/01/28		1,319	1,339,622
8.38%, 06/01/31		2,022	2,038,514
Vermilion Energy, Inc., 6.88%, 05/01/30(b)		159	146,549
Vivo Energy Investments BV, 5.13%, 09/24/27(b)		200	180,192
Western Midstream Operating LP
6.15%, 04/01/33		75	75,592
5.45%, 04/01/44(h)		209	176,558
5.30%, 03/01/48(h)		199	166,110
5.50%, 08/15/48		99	82,790
5.50%, 02/01/50(h)		620	507,823

			45,472,693

Passenger Airlines — 1.3%
ABRA Global Finance, (6.00% Cash & 5.50% PIK), 11.50%, 03/02/28(b)(k)		188	153,230
Air Canada, 3.88%, 08/15/26(b)(h)		464	430,060
Allegiant Travel Co., 7.25%, 08/15/27(b)		113	112,583
American Airlines, Inc.(b)
11.75%, 07/15/25(h)		955	1,047,184
7.25%, 02/15/28		84	83,500
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(b)
5.50%, 04/20/26		288	285,475
5.75%, 04/20/29		1,085	1,053,435
Avianca Midco 2 PLC, 9.00%, 12/01/28(b)		152	126,447
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 5.75%, 01/20/26(b)(h)		205	194,040
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 06/20/27(b)(h)		857	858,595
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., 8.00%, 09/20/25(b)		256	257,914
United Airlines Pass-Through Trust(h)
Series 2020-1, Class A, 5.88%, 04/15/29		505	500,896

Security		Par (000)	Value

Passenger Airlines (continued)
United Airlines Pass-Through Trust(h) (continued)
Series 2020-1, Class B, 4.88%, 07/15/27	USD	34	$32,690
United Airlines, Inc.(b)
4.38%, 04/15/26		514	488,354
4.63%, 04/15/29(h)		690	628,706
VistaJet Malta Finance PLC/Vista Management Holding, Inc., 7.88%, 05/01/27(b)		127	114,103

			6,367,212

Pharmaceuticals — 1.1%
AbbVie, Inc., 4.25%, 11/14/28(h)		1,000	969,962
Bayer AG, (5-year EUR Swap + 3.75%), 4.50%, 03/25/82(a)(e)	EUR	100	102,901
Cheplapharm Arzneimittel GmbH, 4.38%, 01/15/28(e)		100	99,785
CVS Health Corp., 3.75%, 04/01/30(h)	USD	1,000	917,277
Gruenenthal GmbH, 4.13%, 05/15/28(e)	EUR	100	100,970
Jazz Securities DAC, 4.38%, 01/15/29(b)(h)	USD	200	178,438
Option Care Health, Inc., 4.38%, 10/31/29(b)(h)		245	215,639
Organon & Co./Organon Foreign Debt Co-Issuer BV(b)(h)
4.13%, 04/30/28		428	379,863
5.13%, 04/30/31		398	328,360
PRA Health Sciences, Inc., 2.88%, 07/15/26(b)(h)		484	438,230
Teva Pharmaceutical Finance Netherlands II BV, 7.38%, 09/15/29	EUR	100	111,327
Teva Pharmaceutical Finance Netherlands III BV(h)
3.15%, 10/01/26	USD	570	507,656
4.75%, 05/09/27		400	367,554
7.88%, 09/15/29		200	205,218
8.13%, 09/15/31		200	208,350

			5,131,530

Real Estate — 0.0%
VICI Properties LP/VICI Note Co., Inc., 4.50%, 01/15/28(b)		98	90,042

Real Estate Management & Development — 0.5%
Agps Bondco PLC, 5.50%, 11/13/26(e)(f)(i)	EUR	100	41,466
CIFI Holdings Group Co. Ltd., 6.00%, 07/16/25(e)(f)(i)	USD	200	21,500
Country Garden Holdings Co. Ltd., 6.50%, 04/08/24(e)(h)		200	117,528
Easy Tactic Ltd., (6.50% Cash or 7.50% PIK), 7.50%, 07/11/27(k)		218	16,440
Fantasia Holdings Group Co. Ltd.(e)(f)(i)
11.75%, 04/17/22		400	24,000
11.88%, 06/01/23		200	12,000
9.25%, 07/28/23		200	12,000
9.88%, 10/19/23		200	12,000
Greystar Real Estate Partners LLC, 5.75%, 12/01/25(b)		100	97,651
Howard Hughes Corp.(b)
5.38%, 08/01/28		65	57,855
4.13%, 02/01/29		149	123,259
4.38%, 02/01/31		100	79,804
Jingrui Holdings Ltd., 12.00%, 07/25/22(e)(f)(i)		200	12,157
Modern Land China Co. Ltd.(e)(f)(i)(k)
(2.00% Cash or 2.00% PIK), 7.00%, 12/30/23		162	8,907
(9.00% Cash or 9.00% PIK), 9.00%, 12/30/27		324	17,815
Realogy Group LLC/Realogy Co.-Issuer Corp.(b)
5.75%, 01/15/29		456	341,185
5.25%, 04/15/30		135	95,942

80	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2023	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Real Estate Management & Development (continued)
Ronshine China Holdings Ltd., 6.75%, 08/05/24(e)(f)(i)	USD	200	$9,000
Sinic Holdings Group Co. Ltd., 10.50%, 12/31/79(e)(f)(i)		200	2,000
Theta Capital Pte. Ltd., 8.13%, 01/22/25(e)		200	166,246
VICI Properties LP, 5.13%, 05/15/32(h)		851	796,233
Yanlord Land HK Co. Ltd., 6.80%, 02/27/24(e)(h)		200	194,000
Yuzhou Group Holdings Co. Ltd.(e)(f)(i)
7.70%, 02/20/25		200	11,000
8.30%, 05/27/25		200	11,000

			2,280,988

Semiconductors & Semiconductor Equipment — 0.9%
Broadcom, Inc., 4.11%, 09/15/28(h)		1,594	1,505,992
NXP BV/NXP Funding LLC/NXP USA, Inc., 2.70%, 05/01/25		33	31,302
QUALCOMM, Inc., 1.65%, 05/20/32(h)		1,779	1,403,902
Sensata Technologies BV(b)
5.63%, 11/01/24		229	227,272
5.00%, 10/01/25		324	317,204
4.00%, 04/15/29		168	149,568
5.88%, 09/01/30		237	230,432
Sensata Technologies, Inc.(b)
4.38%, 02/15/30(h)		584	522,240
3.75%, 02/15/31		34	29,087
Synaptics, Inc., 4.00%, 06/15/29(b)(h)		172	144,199

			4,561,198

Software — 2.4%
ACI Worldwide, Inc., 5.75%, 08/15/26(b)(h)		444	432,900
Alteryx, Inc., 8.75%, 03/15/28(b)(h)		244	239,678
Black Knight InfoServ LLC, 3.63%, 09/01/28(b)(h)		386	345,470
Boxer Parent Co., Inc.
6.50%, 10/02/25(e)	EUR	100	107,610
7.13%, 10/02/25(b)(h)	USD	398	398,352
9.13%, 03/01/26(b)(h)		696	692,520
Capstone Borrower, Inc., 8.00%, 06/15/30(b)		304	300,203
Central Parent, Inc./CDK Global, Inc., 7.25%, 06/15/29(b)(h)		517	511,205
Cloud Software Group, Inc.(b)(h)
6.50%, 03/31/29		3,405	3,031,747
9.00%, 09/30/29		1,874	1,636,816
Consensus Cloud Solutions, Inc.(b)
6.00%, 10/15/26		71	64,432
6.50%, 10/15/28		64	54,720
Crowdstrike Holdings, Inc., 3.00%, 02/15/29		41	35,356
Elastic NV, 4.13%, 07/15/29(b)(h)		376	324,366
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL, 4.63%, 05/01/28(b)		200	170,000
Iron Mountain Information Management Services, Inc., 5.00%, 07/15/32(b)(h)		169	145,885
MicroStrategy, Inc., 6.13%, 06/15/28(b)(h)		451	404,364
Open Text Corp., 6.90%, 12/01/27(b)(h)		871	886,704
Oracle Corp., 3.60%, 04/01/50(h)		785	560,929

Security		Par (000)	Value

Software (continued)
SS&C Technologies, Inc., 5.50%, 09/30/27(b)(h)	USD	1,017	$973,602
Veritas U.S., Inc./Veritas Bermuda Ltd., 7.50%, 09/01/25(b)(h)		609	494,152

			11,811,011

Specialized REITs(b) — 0.2%
Iron Mountain, Inc., 7.00%, 02/15/29		601	602,011
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 10.50%, 02/15/28(h)		480	476,190

			1,078,201

Specialty Retail(b) — 0.3%
Arko Corp., 5.13%, 11/15/29(h)		181	147,093
PetSmart, Inc./PetSmart Finance Corp.
4.75%, 02/15/28		343	316,971
7.75%, 02/15/29(h)		587	583,230
Staples, Inc., 7.50%, 04/15/26		214	176,746

			1,224,040

Technology Hardware, Storage & Peripherals(b) — 0.3%
Coherent Corp., 5.00%, 12/15/29(h)		422	380,901
Seagate HDD Cayman
8.25%, 12/15/29		359	374,965
8.50%, 07/15/31		455	477,154

			1,233,020

Textiles, Apparel & Luxury Goods(b) — 0.1%
Crocs, Inc., 4.25%, 03/15/29		25	21,255
Hanesbrands, Inc.
4.88%, 05/15/26		95	88,686
9.00%, 02/15/31(h)		283	285,226
Kontoor Brands, Inc., 4.13%, 11/15/29		98	81,834
Levi Strauss & Co., 3.50%, 03/01/31		16	13,240
William Carter Co., 5.63%, 03/15/27		160	155,252

			645,493

Transportation Infrastructure — 0.2%
Aeropuertos Dominicanos Siglo XXI SA, 6.75%, 03/30/29(b)		200	192,478
Azzurra Aeroporti SpA(e)
2.13%, 05/30/24	EUR	100	105,507
2.63%, 05/30/27		100	97,778
GMR Hyderabad International Airport Ltd., 4.25%, 10/27/27(e)	USD	200	176,988
Heathrow Finance PLC, 4.13%, 09/01/29(c)(e)	GBP	100	102,711
Transurban Finance Co. Pty. Ltd., 4.13%, 02/02/26(b)(h)	USD	435	418,440
XPO Escrow Sub LLC, 7.50%, 11/15/27(b)(h)		85	86,856

			1,180,758

Wireless Telecommunication Services — 1.0%
Altice France SA/France
5.88%, 02/01/27(e)	EUR	100	90,570
8.13%, 02/01/27(b)(h)	USD	507	439,022
5.50%, 01/15/28(b)(h)		381	287,696
5.13%, 07/15/29(b)(h)		702	498,331

S C H E D U L E O F I N V E S T M E N T S	81

Schedule of Investments (unaudited) (continued) June 30, 2023	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Wireless Telecommunication Services (continued)
Altice France SA/France (continued) 5.50%, 10/15/29(b)(h)	USD	372	$266,033
Kenbourne Invest SA, 6.88%, 11/26/24(b)		275	238,694
Rogers Communications, Inc., 5.00%, 03/15/44(h)		545	479,213
SBA Communications Corp., 3.13%, 02/01/29(h)		721	611,159
VICI Properties LP/VICI Note Co., Inc.(b)
5.63%, 05/01/24		54	53,667
3.50%, 02/15/25		108	103,194
4.63%, 06/15/25		75	72,468
4.25%, 12/01/26		104	97,290
4.63%, 12/01/29(h)		414	375,858
4.13%, 08/15/30(h)		378	332,803
Vmed O2 U.K. Financing I PLC
4.00%, 01/31/29(e)	GBP	100	100,381
4.50%, 07/15/31(e)		100	96,026
4.75%, 07/15/31(b)(h)	USD	597	496,405

			4,638,810

Total Corporate Bonds — 71.9% (Cost: $375,900,421)			350,373,271

Floating Rate Loan Interests(a)

Aerospace & Defense — 1.6%
Atlas CC Acquisition Corp.
Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.25%), 9.78%, 05/25/28		1,459	1,263,028
Term Loan C, (3-mo. CME Term SOFR at 0.75% Floor + 4.25%), 9.78%, 05/25/28		297	256,964
Bleriot U.S. Bidco, Inc., 2021 Term Loan B, (3-mo. CME Term SOFR + 4.00%), 9.50%, 10/31/26		282	281,557
Cobham Ultra SeniorCo SARL, USD Term Loan B, (6-mo. LIBOR US at 0.50% Floor + 3.50%), 8.56%, 08/03/29		154	150,811
Dynasty Acquisition Co., Inc.
2020 CAD Term Loan B2, (1-mo. CME Term SOFR + 3.50%), 8.70%, 04/06/26		594	588,455
2020 Term Loan B1, (1-mo. CME Term SOFR + 3.50%), 8.70%, 04/06/26		1,105	1,094,645
Peraton Corp.
2nd Lien Term Loan B1, (3-mo. CME Term SOFR at 0.75% Floor + 7.75%), 12.98%, 02/01/29		455	440,270
Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.75%), 8.95%, 02/01/28		1,844	1,807,741
Setanta Aircraft Leasing Designated Activity Co., Term Loan B, (3-mo. LIBOR US + 2.00%), 7.54%, 11/05/28		591	590,368
TransDigm, Inc., 2023 Term Loan I, (3-mo. CME Term SOFR + 3.25%), 8.49%, 08/24/28		1,091	1,090,083

			7,563,922

Automobile Components — 0.3%
Adient U.S. LLC, 2021 Term Loan B, (1-mo. CME Term SOFR + 3.25%), 8.47%, 04/10/28		216	215,814
Clarios Global LP, 2023 Incremental Term Loan, (1-mo. CME Term SOFR + 3.75%), 8.85%, 05/06/30		1,221	1,216,800

			1,432,614

Security		Par (000)	Value

Automobiles — 0.2%
Dealer Tire Financial LLC, Term Loan B2, (1-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.60%, 12/14/27	USD	825	$821,268

Beverages — 0.6%
Naked Juice LLC
2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 6.00%), 11.34%, 01/24/30		861	678,088
Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.59%, 01/24/29		2,208	2,049,413

			2,727,501

Broadline Retail — 0.8%
Fanatics Commerce Intermediate Holdco LLC, Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.61%, 11/24/28		761	758,364
Midas Intermediate Holdco II LLC, 2022 PIK Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 6.85%, 1.50% PIK), 5.96%, 06/30/27(k)		1,238	1,068,722
PUG LLC
2021 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.25%), 9.45%, 02/12/27(d)		110	99,036
USD Term Loan, (1-mo. CME Term SOFR + 3.50%), 8.72%, 02/12/27		1,880	1,666,377
Sally Holdings LLC, 2023 Term Loan B, (1-mo. CME Term SOFR + 2.50%), 7.60%, 02/28/30(d)		290	289,910
Woof Holdings, Inc., 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 3.75%), 8.95%, 12/21/27(d)		225	219,766

			4,102,175

Building Products — 0.7%
AZZ, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.25%), 9.41%, 05/13/29		109	109,331
Cornerstone Building Brands, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.50%, 04/12/28		76	72,273
CP Atlas Buyer, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.95%, 11/23/27		796	747,686
CPG International LLC, 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.70%, 04/28/29		357	355,363
IPS Corp., 2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.95%, 10/02/28		257	237,240
Jeld-Wen, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR + 2.25%), 7.47%, 07/28/28		333	330,272
Wilsonart LLC, 2021 Term Loan E, (6-mo. LIBOR US at 1.00% Floor + 3.50%), 8.71%, 12/31/26		1,459	1,435,151

			3,287,316

Capital Markets — 1.4%
Advisor Group, Inc., 2021 Term Loan, (1-mo. LIBOR US + 4.50%), 9.69%, 07/31/26		910	910,179
Ascensus Holdings, Inc.
2021 2nd Lien Term Loan, (1-mo. LIBOR US at 0.50% Floor + 6.50%), 11.69%, 08/02/29		380	337,860
Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.72%, 08/02/28		1,494	1,467,209

82	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2023	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Capital Markets (continued)
Axalta Coating Systems U.S. Holdings, Inc., 2022 USD Term Loan B4, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 8.24%, 12/20/29	USD	533	$533,872
Azalea Topco, Inc., Term Loan, (1-mo. CME Term SOFR + 3.50%), 8.72%, 07/24/26		803	778,597
Castlelake Aviation Ltd., Term Loan B, (3-mo. LIBOR US at 0.50% Floor + 2.75%), 8.30%, 10/22/26		754	749,183
Castlelake Aviation One DAC, 2023 Incremental Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.75%), 8.00%, 10/22/27		322	320,501
Focus Financial Partners LLC
2021 Term Loan B4, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.60%, 06/30/28		622	613,662
2023 Term Loan B6, 06/30/28(n)		402	399,085
Greenhill & Co., Inc., Term Loan B, (3-mo. LIBOR US + 3.25%), 8.73%, 04/12/24		220	219,995
ION Trading Finance Ltd., 2021 USD Term Loan, (3-mo. LIBOR US + 4.75%), 10.09%, 04/03/28		297	290,683
Press Ganey Holdings, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.75%), 8.97%, 07/24/26		268	258,511

			6,879,337

Chemicals — 2.3%
Arc Falcon I, Inc., 2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.95%, 09/30/28		585	544,983
Aruba Investments Holdings LLC, 2020 USD Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 4.00%), 9.20%, 11/24/27		333	321,133
Ascend Performance Materials Operations LLC, 2021 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.75%), 9.99%, 08/27/26		1,025	1,002,728
CPC Acquisition Corp., Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 3.75%), 9.25%, 12/29/27		251	189,564
Discovery Purchaser Corp., Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.38%), 9.62%, 10/04/29		473	451,934
Element Solutions, Inc., 2019 Term Loan B1, (1-mo. CME Term SOFR + 2.00%), 7.10%, 01/31/26		840	837,575
HB Fuller Co., 2023 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.60%, 02/15/30		150	150,026
Illuminate Buyer LLC, 2021 Term Loan, (1-mo. CME Term SOFR + 3.50%), 8.72%, 06/30/27		409	405,082
INEOS U.S. Finance LLC, 2023 USD Term Loan B, (3-mo. CME Term SOFR + 3.50%), 8.70%, 02/18/30		298	296,030
Lonza Group AG, USD Term Loan B, (3-mo. CME Term SOFR + 3.93%), 9.27%, 07/03/28		395	332,975
LSF11 A5 Holdco LLC, Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.72%, 10/15/28		888	875,174
Messer Industries GmbH, 2018 USD Term Loan, (3-mo. CME Term SOFR + 2.50%), 8.00%, 03/02/26		579	578,622

Security		Par (000)	Value

Chemicals (continued)
Momentive Performance Materials USA LLC, 2023 Term Loan, (1-mo. CME Term SOFR + 4.50%), 9.60%, 03/29/28	USD	973	$946,624
Nouryon USA LLC, 2023 USD Term Loan B, (3-mo. CME Term SOFR + 4.00%), 9.32%, 04/03/28		362	358,040
Olympus Water U.S. Holding Corp., 2023 Incremental Term Loan, 11/09/28(n)		346	333,817
OQ Chemicals Corp., 2017 USD Term Loan B2, (1-mo. CME Term SOFR + 3.60%), 8.74%, 10/14/24		947	928,464
PQ Corp., 2021 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.65%, 06/09/28		663	659,831
SCIH Salt Holdings, Inc., 2021 Incremental Term Loan B, (1-mo. LIBOR US at 0.75% Floor + 4.00%), 9.19%, 03/16/27		428	421,123
Sparta U.S. HoldCo LLC, 2021 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 3.25%), 8.54%, 08/02/28		797	789,985
Starfruit Finco BV, 2018 USD Term Loan B, (3-mo. CME Term SOFR + 2.75%), 8.07%, 10/01/25		90	89,766
W.R. Grace Holdings LLC, 2021 Term Loan B, (3-mo. LIBOR US at 0.50% Floor + 3.75%), 9.31%, 09/22/28		448	443,834

			10,957,310

Commercial Services & Supplies — 2.2%
Allied Universal Holdco LLC, 2021 USD Incremental Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.95%, 05/12/28		1,584	1,537,326
Amentum Government Services Holdings LLC, 2022 Term Loan, (1-mo. CME Term SOFR + 4.00%), 9.15%, 02/15/29(d)		325	316,602
Aramark Services, Inc.
2021 Term Loan B, (1-mo. CME Term SOFR + 2.50%), 7.72%, 04/06/28		383	382,229
2023 Term Loan B6, 06/22/30(d)(n)		516	515,094
Asplundh Tree Expert LLC, 2021 Term Loan B, (1-mo. CME Term SOFR + 1.75%), 6.95%, 09/07/27		1,044	1,041,021
Clean Harbors, Inc., 2021 Incremental Term Loan B, (1-mo. LIBOR US + 2.00%), 7.19%, 10/08/28		419	418,981
Covanta Holding Corp.
2021 Term Loan C, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.60%, 11/30/28		36	36,116
2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.60%, 11/30/28		481	476,128
EnergySolutions LLC, 2018 Term Loan B, (3-mo. LIBOR US at 1.00% Floor + 3.75%), 9.29%, 05/09/25		162	158,834
GFL Environmental, Inc., 2023 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 8.15%, 05/28/27		345	344,817
LABL, Inc., 2021 USD 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 5.10%), 10.20%, 10/29/28		605	598,053
PECF USS Intermediate Holding III Corp., Term Loan B, (3-mo. LIBOR US at 0.50% Floor + 4.25%), 9.52%, 12/15/28		530	431,659

S C H E D U L E O F I N V E S T M E N T S	83

Schedule of Investments (unaudited) (continued) June 30, 2023	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Commercial Services & Supplies (continued)
Prime Security Services Borrower LLC, 2021 Term Loan, (1-mo. LIBOR US at 0.75% Floor + 2.75%), 7.94%, 09/23/26	USD	755	$753,997
Tempo Acquisition LLC, 2022 Term Loan B, (1-mo. CME Term SOFR + 3.00%), 8.10%, 08/31/28		2,272	2,272,108
TruGreen LP, 2020 Term Loan, (1-mo. CME Term SOFR + 4.00%), 9.20%, 11/02/27		973	893,769
Viad Corp., Initial Term Loan, (1-mo. CME Term SOFR + 5.00%), 10.22%, 07/30/28		549	532,295

			10,709,029

Communications Equipment — 0.1%
Ciena Corp., 2023 Term Loan B, (1-mo. CME Term SOFR + 2.50%), 7.59%, 01/18/30		113	112,718
ViaSat, Inc., Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.60%, 03/02/29		478	461,317

			574,035

Construction & Engineering — 0.4%
Brand Energy & Infrastructure Services, Inc., 2017 Term Loan, (1-mo. LIBOR US at 1.00% Floor + 4.25%), 9.41%, 06/21/24		649	641,062
Pike Corp., 2021 Incremental Term Loan B, (1-mo. CME Term SOFR + 3.00%), 8.22%, 01/21/28		424	421,883
USIC Holdings, Inc., 2021 Term Loan, (1-mo. LIBOR US at 0.75% Floor + 3.50%), 8.69%, 05/12/28		703	664,570

			1,727,515

Construction Materials — 0.5%
American Builders & Contractors Supply Co., Inc., 2019 Term Loan, (1-mo. CME Term SOFR + 2.00%), 7.20%, 01/15/27		765	761,636
New AMI I LLC, 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 6.00%), 11.10%, 03/08/29		392	328,988
Oscar AcquisitionCo. LLC, Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.84%, 04/29/29		493	481,350
Standard Industries, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.69%, 09/22/28		665	664,341

			2,236,315

Consumer Finance — 0.0%
Credo Technology Group Holding Ltd., Term Loan B, (Defaulted), 0.00%, 02/17/24(d)(f)(i)		24	3,185

Consumer Staples Distribution & Retail — 0.2%
U.S. Foods, Inc.
2019 Term Loan B, (1-mo. CME Term SOFR + 2.00%), 7.22%, 09/13/26		618	616,876
2021 Term Loan B, (1-mo. CME Term SOFR + 2.75%), 7.97%, 11/22/28		376	376,013

			992,889

Containers & Packaging — 0.6%
Charter Next Generation, Inc., 2021 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 3.75%), 8.97%, 12/01/27		1,619	1,605,254
Mauser Packaging Solutions Holding Co., Term Loan B, (3-mo. CME Term SOFR + 4.00%), 9.16%, 08/14/26		507	504,957

Security		Par (000)	Value

Containers & Packaging (continued)
Pregis TopCo Corp., 1st Lien Term Loan, (1-mo. CME Term SOFR + 3.75%), 8.97%, 07/31/26	USD	135	$133,684
Reynolds Consumer Products LLC, Term Loan, (1-mo. CME Term SOFR + 1.75%), 6.95%, 02/04/27		137	136,739
Reynolds Group Holdings, Inc., 2020 Term Loan B2, (1-mo. CME Term SOFR + 3.25%), 8.47%, 02/05/26		193	192,718
Trident TPI Holdings, Inc., 2021 Incremental Term Loan, (3-mo. LIBOR US at 0.50% Floor + 4.00%), 9.54%, 09/15/28		514	504,650

			3,078,002

Distributors — 0.1%
PAI Holdco, Inc., 2020 Term Loan B, (3-mo. LIBOR US at 0.75% Floor + 3.75%), 9.02%, 10/28/27		670	619,680

Diversified Consumer Services — 1.4%
Ascend Learning LLC
2021 2nd Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 5.75%), 10.95%, 12/10/29		299	252,903
2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.70%, 12/11/28		864	810,714
Bright Horizons Family Solutions LLC, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 7.47%, 11/24/28		751	747,876
KUEHG Corp., 2023 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 5.00%), 10.24%, 06/12/30		682	674,328
Sotheby’s, 2021 Term Loan B, (3-mo. LIBOR US at 0.50% Floor + 4.50%), 9.76%, 01/15/27		1,201	1,169,063
SSH Group Holdings, Inc., 2018 1st Lien Term Loan, (3-mo. LIBOR US + 4.00%), 9.54%, 07/30/25		307	303,686
Veritas U.S., Inc., 2021 USD Term Loan B, (1-mo. LIBOR US at 1.00% Floor + 5.00%), 10.22%, 09/01/25		1,370	1,114,534
Wand NewCo 3, Inc., 2020 Term Loan, (1-mo. LIBOR US + 2.75%), 7.41%, 02/05/26		1,225	1,212,714
WCG Intermediate Corp., 2019 Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 4.00%), 9.22%, 01/08/27		629	615,440

			6,901,258

Diversified REITs — 0.1%
RHP Hotel Properties, LP, 2023 Term Loan B, (1-mo. CME Term SOFR + 2.75%), 7.85%, 05/18/30		422	421,326

Diversified Telecommunication Services — 2.2%
Altice Financing SA
2017 USD Term Loan B, (3-mo. LIBOR US + 2.75%), 8.01%, 07/15/25(d)		434	424,982
USD 2017 1st Lien Term Loan, (3-mo. LIBOR US + 2.75%), 8.01%, 01/31/26		522	512,291
Connect Finco SARL, 2021 Term Loan B, (1-mo. LIBOR US + 3.50%), 8.70%, 12/11/26		3,070	3,065,087
Consolidated Communications, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.50%), 8.72%, 10/02/27		349	307,376

84	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2023	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Diversified Telecommunication Services (continued)
Iridium Satellite LLC, 2021 Term Loan B2, (1-mo. CME Term SOFR at 0.75% Floor + 2.50%), 7.70%, 11/04/26	USD	676	$676,147
Level 3 Financing, Inc., 2019 Term Loan B, (1-mo. CME Term SOFR + 1.75%), 6.97%, 03/01/27		889	826,027
Lumen Technologies, Inc., 2020 Term Loan B, (1-mo. CME Term SOFR + 2.25%), 7.47%, 03/15/27		994	763,068
Orbcomm, Inc., Term Loan B, (3-mo. LIBOR US at 0.75% Floor + 4.25%), 9.58%, 09/01/28		384	307,158
Radiate Holdco LLC, 2021 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 3.25%), 8.47%, 09/25/26		1,445	1,201,606
Virgin Media Bristol LLC, 2020 USD Term Loan Q, (1-mo. LIBOR US + 3.25%), 8.44%, 01/31/29		607	603,746
Zayo Group Holdings, Inc., USD Term Loan, (1-mo. CME Term SOFR + 3.00%), 8.22%, 03/09/27		2,342	1,832,764

			10,520,252

Electric Utilities — 0.2%
Calpine Construction Finance Co. LP, 2017 Term Loan B, (1-mo. LIBOR US + 2.00%), 7.19%, 01/15/25		869	867,993

Electrical Equipment — 0.1%
Arcline FM Holdings LLC, 2021 1st Lien Term Loan, (3-mo. LIBOR US at 0.75% Floor + 4.75%), 10.25%, 06/23/28(d)		625	607,686

Electronic Equipment, Instruments & Components — 0.1%
Coherent Corp., 2022 Term Loan B, (1-mo. CME Term SOFR + 2.75%), 7.97%, 07/02/29		607	604,548

Energy Equipment & Services — 0.3%
Lealand Finance Co. BV
2020 Make Whole Term Loan, (3-mo. CME Term SOFR + 3.00%), 8.22%, 06/28/24		16	11,832
2020 Take Back Term Loan, (1-mo. LIBOR US + 1.00%, 3.00% PIK), 6.19%, 06/30/25(k)		117	65,694
Oryx Midstream Services Permian Basin LLC, 2023 Incremental Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.54%, 10/05/28		1,479	1,474,267

			1,551,793

Entertainment — 2.3%
AMC Entertainment Holdings, Inc., 2019 Term Loan B, (1-mo. LIBOR US + 3.00%), 8.22%, 04/22/26		663	516,470
Aristocrat Technologies, Inc., 2022 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.25%), 7.59%, 05/24/29		46	45,614
Cirque Du Soleil Holding USA Newco, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.25%), 9.49%, 03/08/30		484	479,254
City Football Group Ltd., Term Loan, (3-mo. LIBOR US at 0.50% Floor + 3.00%), 8.27%, 07/21/28		931	912,535
Creative Artists Agency LLC, 2023 Term Loan B, (1-mo. CME Term SOFR + 3.50%), 8.60%, 11/27/28		733	730,780

Security		Par (000)	Value

Entertainment (continued)
Delta 2 Lux SARL, Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 8.10%, 01/15/30	USD	609	$608,695
Equinox Holdings, Inc., 2017 1st Lien Term Loan, (6-mo. LIBOR US at 1.00% Floor + 3.00%), 8.73%, 03/08/24		2,184	2,022,814
Live Nation Entertainment, Inc., Term Loan B4, (1-mo. CME Term SOFR + 1.75%), 6.93%, 10/17/26		1,067	1,063,688
Playtika Holding Corp., 2021 Term Loan, (1-mo. LIBOR US + 2.75%), 7.94%, 03/13/28		716	711,979
SMG U.S. Midco 2, Inc., 2020 Term Loan, (3-mo. LIBOR US + 2.50%), 7.77%, 01/23/25		523	521,658
UFC Holdings LLC, 2021 Term Loan B, (3-mo. LIBOR US at 0.75% Floor + 2.75%), 8.05%, 04/29/26		589	588,204
William Morris Endeavor Entertainment LLC, 2018 1st Lien Term Loan, (1-mo. LIBOR US + 2.75%), 7.95%, 05/18/25		1,587	1,581,226
WMG Acquisition Corp., 2021 Term Loan G, (1-mo. CME Term SOFR + 2.13%), 7.33%, 01/20/28		1,432	1,426,600

			11,209,517

Financial Services — 2.2%
ABG Intermediate Holdings 2 LLC, 2021 Term Loan B1, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.70%, 12/21/28		366	364,138
Altice France SA, 2023 USD Term Loan B14, (3-mo. CME Term SOFR + 5.50%), 10.49%, 08/15/28		856	758,572
Belron Finance U.S. LLC
2018 Term Loan B, (3-mo. LIBOR US + 2.25%), 7.63%, 11/13/25		178	177,555
2019 USD Term Loan B3, (3-mo. LIBOR US + 2.25%), 7.56%, 10/30/26		405	404,623
2021 USD Term Loan B, (3-mo. LIBOR US at 0.50% Floor + 2.43%), 7.80%, 04/13/28		918	916,018
Belron Luxembourg SARL, 2023 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 2.75%), 7.83%, 04/18/29		220	219,864
Deerfield Dakota Holding LLC
2020 USD Term Loan B, (3-mo. CME Term SOFR at 1.00% Floor + 3.75%), 8.99%, 04/09/27		2,788	2,700,245
2021 USD 2nd Lien Term Loan, (3-mo. LIBOR US at 0.75% Floor + 6.75%), 12.29%, 04/07/28		792	733,590
LBM Acquisition LLC, Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 3.75%), 8.94%, 12/17/27		390	373,632
Lions Gate Capital Holdings LLC, 2018 Term Loan B, (1-mo. CME Term SOFR + 2.25%), 7.45%, 03/24/25		1,044	1,038,906
Sotera Health Holdings LLC, 2021 Term Loan, (3-mo. LIBOR US at 0.50% Floor + 2.75%), 8.02%, 12/11/26		1,090	1,071,836
Travelport Finance SARL, 2023 Consented Term Loan, 05/29/26(d)(n)		512	316,885

S C H E D U L E O F I N V E S T M E N T S	85

Schedule of Investments (unaudited) (continued) June 30, 2023	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Financial Services (continued)
UPC Financing Partnership, 2021 USD Term Loan AX, (1-mo. LIBOR US + 2.93%), 8.12%, 01/31/29	USD	341	$333,741
WEX, Inc., 2021 Term Loan, (1-mo. CME Term SOFR + 2.25%), 7.47%, 03/31/28		427	426,433
White Cap Buyer LLC, Term Loan B, (1-mo. CME Term SOFR + 3.75%), 8.85%, 10/19/27		776	767,616

			10,603,654

Food Products — 1.9%
8th Avenue Food & Provisions, Inc., 2018 1st Lien Term Loan, (1-mo. CME Term SOFR + 3.75%), 8.97%, 10/01/25		647	593,111
B&G Foods, Inc., 2019 Term Loan B4, (1-mo. LIBOR US + 2.50%), 7.65%, 10/10/26		134	130,563
Chobani LLC, 2020 Term Loan B, (1-mo. CME Term SOFR at 1.00% Floor + 3.50%), 8.72%, 10/25/27		1,884	1,871,725
Froneri International Ltd., 2020 USD Term Loan, (3-mo. CME Term SOFR + 2.25%), 7.45%, 01/29/27		1,982	1,968,972
H-Food Holdings LLC, 2018 Term Loan B, (6-mo. LIBOR US + 3.69%), 9.27%, 05/23/25		234	204,971
Hostess Brands LLC, 2023 Term Loan B, (3-mo. CME Term SOFR + 2.50%), 7.75%, 06/21/30		744	743,540
Nomad Foods U.S. LLC, 2022 Term Loan B, (6-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.56%, 11/12/29		426	425,557
Sovos Brands Intermediate, Inc., 2021 Term Loan, (3-mo. LIBOR US at 0.75% Floor + 3.50%), 8.77%, 06/08/28		1,097	1,082,886
Triton Water Holdings, Inc., Term Loan, (3-mo. CME Term SOFR at 0.50% Floor), 5.24%, 03/31/28		1,118	1,079,542
UTZ Quality Foods LLC, 2021 Term Loan B, (1-mo. CME Term SOFR + 3.00%), 8.22%, 01/20/28		1,377	1,373,073

			9,473,940

Ground Transportation — 0.3%
AIT Worldwide Logistics Holdings, Inc., 2021 Term Loan, (1-mo. LIBOR US at 0.75% Floor + 4.75%), 9.93%, 04/06/28		272	263,035
Avis Budget Car Rental LLC, 2020 Term Loan B, (1-mo. CME Term SOFR + 1.75%), 6.97%, 08/06/27		286	281,813
SIRVA Worldwide, Inc., 2018 1st Lien Term Loan, (1-mo. CME Term SOFR + 5.50%), 10.76%, 08/04/25		368	329,193
Uber Technologies, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR + 2.75%), 8.01%, 03/03/30		816	817,296

			1,691,337

Health Care Equipment & Supplies — 1.0%
Chariot Buyer LLC, Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.45%, 11/03/28.		1,583	1,544,820
Femur Buyer, Inc., 1st Lien Term Loan, (3-mo. LIBOR US + 4.50%), 10.00%, 03/05/26		437	400,451

Security		Par (000)		Value

Health Care Equipment & Supplies (continued)
Insulet Corp., Term Loan B, (1-mo. CME Term SOFR + 3.25%), 8.47%, 05/04/28	USD	282		$281,887
Medline Borrower LP, USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.47%, 10/23/28		2,603		2,571,624

				4,798,782

Health Care Providers & Services — 1.2%
CHG Healthcare Services, Inc., 2021 Term Loan, (1-mo. LIBOR US at 0.50% Floor + 3.25%), 8.44%, 09/29/28		462		459,120
CNT Holdings I Corp., 2020 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 3.50%), 8.46%, 11/08/27		766		762,679
Electron BidCo, Inc., 2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 8.22%, 11/01/28		1,230		1,223,623
Envision Healthcare Corp.
2022 First Out Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 7.88%), 13.27%, 03/31/27		—	(o)	218
2022 Second Out Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 4.25%), 9.49%, 03/31/27		607		128,385
EyeCare Partners LLC
2020 Term Loan, (3-mo. CME Term SOFR + 3.75%), 9.25%, 02/18/27		850		623,004
2021 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 6.75%), 12.25%, 11/15/29		176		116,831
2021 Incremental Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 9.25%, 11/15/28		194		138,331
MED ParentCo LP, 1st Lien Term Loan, (1-mo. LIBOR US + 4.25%), 9.47%, 08/31/26		816		755,069
Medical Solutions Holdings, Inc., 2021 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 7.00%), 12.36%, 11/01/29		247		218,286
Option Care Health, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 7.94%, 10/27/28		610		609,037
PetVet Care Centers LLC, 2021 Term Loan B3, (1-mo. LIBOR US at 0.75% Floor + 3.50%), 8.69%, 02/14/25		21		20,003
Reverb Buyer, Inc., 2021 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.61%, 11/01/28		617		578,149
Surgery Center Holdings, Inc., 2021 Term Loan, (1-mo. LIBOR US at 0.75% Floor + 3.75%), 8.90%, 08/31/26		279		278,911
Vizient, Inc., 2022 Term Loan B7, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 7.44%, 05/16/29		126		125,539

				6,037,185

Health Care Technology — 1.0%
AthenaHealth Group, Inc., 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.59%, 02/15/29		1,593		1,531,938

86	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2023	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Health Care Technology (continued)
Polaris Newco LLC, USD Term Loan B, (3-mo. LIBOR US at 0.50% Floor + 4.00%), 9.54%, 06/02/28	USD	2,189	$2,010,469
Verscend Holding Corp., 2021 Term Loan B, (1-mo. LIBOR US + 4.00%), 9.22%, 08/27/25		1,255	1,252,980

			4,795,387

Hotels, Restaurants & Leisure — 3.4%
Aimbridge Acquisition Co., Inc., 2019 Term Loan B, (1-mo. LIBOR US + 3.75%), 8.94%, 02/02/26		868	838,701
Alterra Mountain Co., 2023 Term Loan B, (1-mo. CME Term SOFR + 3.75%), 8.95%, 05/31/30(d)		78	77,805
Bally’s Corp., 2021 Term Loan B, (1-mo. LIBOR US at 0.50% Floor + 3.25%), 8.40%, 10/02/28		297	290,144
Burger King (Restaurant Brands International, Inc.)/New Red Finance, Inc., Term Loan B4, (1-mo. LIBOR US + 1.75%), 6.94%, 11/19/26		1,368	1,357,569
Caesars Entertainment, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.45%, 02/06/30		590	588,986
Carnival Corp., USD Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.00%), 8.22%, 06/30/25		1,093	1,091,024
Churchill Downs, Inc., 2021 Incremental Term Loan B1, (1-mo. CME Term SOFR + 2.00%), 7.20%, 03/17/28		756	748,845
Fertitta Entertainment LLC, 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.00%), 9.10%, 01/27/29		2,168	2,137,072
Flutter Financing BV, 2022 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.75%, 07/22/28		619	619,741
Four Seasons Hotels Ltd., 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.45%, 11/30/29		1,357	1,358,361
Hilton Worldwide Finance LLC, 2019 Term Loan B2, (1-mo. CME Term SOFR + 1.75%), 6.94%, 06/22/26		1,057	1,055,756
IRB Holding Corp., 2022 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.00%), 8.20%, 12/15/27		1,403	1,391,940
Packers Holdings LLC, 2021 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 3.25%), 8.44%, 03/09/28		493	340,062
Penn Entertainment, Inc., 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 7.95%, 05/03/29		612	609,605
Playa Resorts Holding BV, 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.25%), 9.34%, 01/05/29		225	224,049
Scientific Games International, Inc., 2022 USD Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 8.25%, 04/14/29		611	609,533
SeaWorld Parks & Entertainment, Inc., 2021 Term Loan B, (1-mo. LIBOR US at 0.50% Floor + 3.00%), 8.25%, 08/25/28		304	302,224
Stars Group Holdings BV, 2018 USD Incremental Term Loan, (3-mo. CME Term SOFR + 2.25%), 7.75%, 07/21/26		557	556,602

Security		Par (000)	Value

Hotels, Restaurants & Leisure (continued)
Station Casinos LLC, 2020 Term Loan B, (1-mo. LIBOR US at 0.25% Floor + 2.25%), 7.45%, 02/08/27	USD	1,023	$1,018,516
Whatabrands LLC, 2021 Term Loan B, (1-mo. CME Term SOFR + 3.25%), 8.47%, 08/03/28		1,241	1,231,769
Wyndham Hotels & Resorts, Inc., 2023 Term Loan B, (1-mo. CME Term SOFR + 2.25%), 7.45%, 05/24/30		199	199,104

			16,647,408

Household Durables — 0.8%
ACProducts Holdings, Inc., 2021 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.25%), 9.75%, 05/17/28		689	577,690
Hunter Douglas, Inc., USD Term Loan B1, (3-mo. CME Term SOFR + 3.50%), 8.67%, 02/26/29		1,398	1,322,726
Serta Simmons Bedding LLC, 2023 Take Back Term Loan, 01/28/23(n)		185	185,299
Sunset Debt Merger Sub, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 4.00%), 9.22%, 10/06/28		449	361,954
Weber-Stephen Products LLC, Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.25%), 8.47%, 10/30/27		1,430	1,251,713

			3,699,382

Household Products — 0.3%
Diamond BC BV, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 8.06%, 09/29/28		1,361	1,359,207

Independent Power and Renewable Electricity Producers — 0.2%
Calpine Corp., 2019 Term Loan B10, (1-mo. LIBOR US + 2.00%), 7.19%, 08/12/26		283	282,332
Constellation Renewables LLC, 2020 Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 2.50%), 8.03%, 12/15/27		632	627,488

			909,820

Industrial Conglomerates — 0.0%
Stitch Aquisition Corp., Term Loan B, (3-mo. LIBOR US at 0.75% Floor + 6.75%), 12.29%, 07/28/28		259	191,941

Insurance — 2.0%
Alliant Holdings Intermediate LLC
2021 Term Loan B4, (1-mo. LIBOR US at 0.50% Floor + 3.50%), 8.65%, 11/06/27		2,447	2,430,049
2023 Term Loan B5, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.65%, 11/05/27		1,289	1,280,278
AmWINS Group, Inc.
2021 Term Loan B, (1-mo. LIBOR US at 0.75% Floor + 2.25%), 7.44%, 02/19/28		1,109	1,097,707
2023 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 2.75%), 7.83%, 02/19/28		224	223,083
AssuredPartners, Inc.
2020 Term Loan B, (1-mo. CME Term SOFR + 3.50%), 8.72%, 02/12/27		1,083	1,073,128
2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.72%, 02/12/27		281	278,105
HUB International Ltd.
2022 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.00%), 9.07%, 11/10/29		304	304,001

S C H E D U L E O F I N V E S T M E N T S	87

Schedule of Investments (unaudited) (continued) June 30, 2023	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Insurance (continued)
HUB International Ltd. (continued)
2023 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.25%), 9.34%, 06/20/30	USD	1,473	$1,475,397
Ryan Specialty Group LLC, Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 3.00%), 8.20%, 09/01/27		647	645,269
USI, Inc.
2019 Incremental Term Loan B, (3-mo. LIBOR US + 3.25%), 8.79%, 12/02/26		82	81,913
2022 Incremental Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.99%, 11/22/29		1,088	1,085,042

			9,973,972

Interactive Media & Services — 0.8%
Acuris Finance U.S., Inc., 2021 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.00%), 9.39%, 02/16/28		207	203,644
Adevinta ASA, USD Term Loan B, (3-mo. LIBOR US at 0.75% Floor + 2.75%), 8.29%, 06/26/28		562	561,757
Camelot Finance SA, Term Loan B, (1-mo. CME Term SOFR + 3.00%), 8.22%, 10/30/26		989	987,467
Camelot U.S. Acquisition LLC, 2020 Incremental Term Loan B, (1-mo. CME Term SOFR at 1.00% Floor + 3.00%), 8.22%, 10/30/26		1,130	1,127,195
GoodRx, Inc., 1st Lien Term Loan, (1-mo. LIBOR US + 2.75%), 7.94%, 10/10/25		307	306,794
Grab Holdings, Inc., Term Loan B, (1-mo. LIBOR US at 1.00% Floor + 4.50%), 9.70%, 01/29/26		483	481,891

			3,668,748

IT Services — 1.5%
Asurion LLC
2020 Term Loan B8, (3-mo. LIBOR US + 3.25%), 8.79%, 12/23/26		747	718,415
2021 2nd Lien Term Loan B3, (1-mo. LIBOR US + 5.25%), 10.51%, 01/31/28		364	308,719
2021 Second Lien Term Loan B4, (1-mo. LIBOR US + 5.25%), 10.51%, 01/20/29		646	540,218
2023 Term Loan B11, (1-mo. CME Term SOFR + 4.25%), 9.45%, 08/19/28		469	445,434
Epicor Software Corp.
2020 2nd Lien Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 7.75%), 12.95%, 07/31/28		296	295,322
2020 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 3.25%), 8.47%, 07/30/27		285	281,696
Gainwell Acquisition Corp., Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.00%), 9.34%, 10/01/27		1,312	1,290,670
Go Daddy Operating Co. LLC
2021 Term Loan B4, (1-mo. LIBOR US + 2.00%), 7.19%, 08/10/27		819	817,100
2022 Term Loan B5, (1-mo. CME Term SOFR + 3.00%), 8.10%, 11/09/29		652	652,605

Security		Par (000)	Value

IT Services (continued)
Sedgwick Claims Management Services, Inc., 2023 Term Loan B, (1-mo. CME Term SOFR + 3.75%), 8.85%, 02/17/28	USD	1,767	$1,754,530
Venga Finance SARL, 2021 USD Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.75%), 10.28%, 06/28/29		261	249,756

			7,354,465

Leisure Products — 0.2%
Fender Musical Instruments Corp., 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.00%), 9.19%, 12/01/28(d)		296	281,732
Peloton Interactive, Inc., Term Loan, (6-mo. CME Term SOFR at 0.50% Floor + 6.50%), 12.26%, 05/25/27		308	307,068
Topgolf Callaway Brands Corp., Term Loan B, (1-mo. CME Term SOFR + 3.50%), 8.70%, 03/15/30		529	527,792

			1,116,592

Life Sciences Tools & Services — 1.4%
Avantor Funding, Inc., 2021 Term Loan B5, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 7.45%, 11/08/27		1,031	1,030,007
Catalent Pharma Solutions, Inc., 2021 Term Loan B3, (1-mo. LIBOR US at 0.50% Floor + 2.00%), 7.19%, 02/22/28		1,032	1,007,904
Curia Global, Inc., 2021 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 3.75%), 8.90%, 08/30/26		93	79,659
eResearchTechnology, Inc., 2020 1st Lien Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 4.50%), 9.72%, 02/04/27		631	605,743
Fortrea Holdings, Inc., Term Loan B, 06/12/30(n)		212	211,894
ICON Luxembourg SARL, LUX Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 2.25%), 7.75%, 07/03/28		1,044	1,043,332
Maravai Intermediate Holdings LLC, 2022 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 8.03%, 10/19/27		959	958,156
Parexel International Corp., 2021 1st Lien Term Loan, (1-mo. LIBOR US at 0.50% Floor + 3.25%), 8.35%, 11/15/28		1,507	1,493,226
PRA Health Sciences, Inc., US Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 2.25%), 7.75%, 07/03/28		260	259,947

			6,689,868

Machinery — 2.8%
Albion Financing 3 SARL, USD Term Loan, (3-mo. LIBOR US at 0.50% Floor + 5.25%), 10.52%, 08/17/26(d)		921	914,274
Clark Equipment Co., 2022 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.84%, 04/20/29		164	163,823
Columbus McKinnon Corp., 2021 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.75%), 8.23%, 05/14/28		148	147,016
Filtration Group Corp.
2021 Incremental Term Loan, (1-mo. CME Term SOFR + 3.50%), 8.72%, 10/21/28		490	487,993

88	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2023	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Machinery (continued)
Filtration Group Corp. (continued)
2023 USD Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.25%), 9.33%, 10/21/28	USD	1,104	$1,102,791
Gardner Denver, Inc., 2020 USD Term Loan B2, (1-mo. CME Term SOFR + 1.75%), 6.95%, 03/01/27		600	599,224
Gates Global LLC, 2021 Term Loan B3, (1-mo. CME Term SOFR at 0.75% Floor + 2.50%), 7.70%, 03/31/27		1,202	1,194,143
Ingersoll-Rand Services Co., 2020 USD Spinco Term Loan, (1-mo. CME Term SOFR + 1.75%), 6.95%, 03/01/27		562	560,610
Madison IAQ LLC, Term Loan, (6-mo. LIBOR US at 0.50% Floor + 3.25%), 8.30%, 06/21/28		1,826	1,786,650
Roper Industrial Products Investment Co., USD Term Loan, (3-mo. CME Term SOFR + 4.50%), 9.74%, 11/22/29		1,065	1,060,003
SPX Flow, Inc., 2022 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.70%, 04/05/29		1,015	1,001,201
Titan Acquisition Ltd., 2018 Term Loan B, (3-mo. LIBOR US + 3.00%), 8.73%, 03/28/25		1,804	1,757,631
Vertical U.S. Newco, Inc., Term Loan B, (6-mo. LIBOR US at 0.50% Floor + 3.50%), 8.60%, 07/30/27		1,401	1,389,654
Vertiv Group Corp., 2021 Term Loan B, (1-mo. LIBOR US + 2.75%), 7.94%, 03/02/27		1,223	1,217,264
Zurn LLC, 2021 Term Loan B, (1-mo. LIBOR US at 0.50% Floor + 2.00%), 7.19%, 10/04/28		439	438,123

			13,820,400

Media — 1.8%
AVSC Holding Corp.
2020 Term Loan B1, (1-mo. LIBOR US at 1.00% Floor + 3.25%), 8.68%, 03/03/25		652	632,778
2020 Term Loan B3, 10/15/26(n)		363	376,949
Cable One, Inc., 2021 Term Loan B4, (1-mo. LIBOR US + 2.00%), 7.19%, 05/03/28		404	395,281
Charter Communications Operating LLC, Class A, 2019 Term Loan B1, (3-mo. CME Term SOFR + 1.75%), 6.80%, 04/30/25		601	600,419
Clear Channel Outdoor Holdings, Inc., Term Loan B, (3-mo. LIBOR US + 3.50%), 8.81%, 08/21/26		1,603	1,527,805
Cogeco Financing 2 LP, 2021 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.72%, 09/01/28		668	662,501
CSC Holdings LLC
2017 Term Loan B1, (1-mo. LIBOR US + 2.25%), 7.44%, 07/17/25		471	453,158
2019 Term Loan B5, (1-mo. LIBOR US + 2.50%), 7.69%, 04/15/27		861	750,094
DirecTV Financing LLC, Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 5.00%), 10.22%, 08/02/27		1,144	1,117,172
E.W. Scripps Co., 2020 Term Loan B3, (1-mo. CME Term SOFR at 0.75% Floor + 2.75%), 7.97%, 01/07/28		300	290,568

Security		Par (000)	Value

Media (continued)
Learfield Communications LLC, 2016 1st Lien Term Loan, (3-mo. LIBOR US at 1.00% Floor + 3.25%), 8.77%, 12/01/23	USD	368	$284,870
Sinclair Television Group, Inc., 2022 Term Loan B4, (1-mo. CME Term SOFR + 3.75%), 8.95%, 04/21/29(d)		798	600,450
Voyage Digital Ltd., USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.25%), 9.36%, 05/11/29(d)		426	424,557
Ziggo Financing Partnership, USD Term Loan I, (1-mo. LIBOR US + 2.50%), 7.69%, 04/30/28		510	501,621

			8,618,223

Oil, Gas & Consumable Fuels — 0.6%
Freeport LNG Investments LLLP, Term Loan B, (3-mo. LIBOR US at 0.50% Floor + 3.50%), 8.75%, 12/21/28		1,776	1,737,706
M6 ETX Holdings II Midco LLC, Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.68%, 09/19/29		102	101,270
Medallion Midland Acquisition LLC, 2021 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 3.75%), 9.25%, 10/18/28		892	883,436

			2,722,412

Passenger Airlines — 1.7%
AAdvantage Loyalty IP Ltd., 2021 Term Loan, (3-mo. LIBOR US at 0.75% Floor + 4.75%), 10.00%, 04/20/28		1,502	1,532,447
Air Canada, 2021 Term Loan B, (3-mo. LIBOR US at 0.75% Floor + 3.50%), 8.84%, 08/11/28		1,166	1,164,750
American Airlines, Inc.
2017 1st Lien Term Loan, (3-mo. CME Term SOFR + 1.75%), 7.00%, 01/29/27		1,572	1,530,499
2023 Term Loan B, (6-mo. CME Term SOFR + 2.75%), 8.15%, 02/15/28		1,160	1,137,600
Kestrel Bidco, Inc., Term Loan B, (3-mo. CME Term SOFR at 1.00% Floor + 3.00%), 8.25%, 12/11/26		475	459,586
Mileage Plus Holdings LLC, 2020 Term Loan B, (3-mo. LIBOR US at 1.00% Floor + 5.25%), 10.76%, 06/21/27		1,233	1,279,317
United Airlines, Inc., 2021 Term Loan B, (3-mo. LIBOR US at 0.75% Floor + 3.75%), 9.29%, 04/21/28		1,321	1,318,498

			8,422,697

Personal Care Products — 0.8%
Sunshine Luxembourg VII SARL, 2021 Term Loan B3, (3-mo. CME Term SOFR at 0.75% Floor + 3.75%), 9.09%, 10/01/26		3,907	3,880,718

Pharmaceuticals — 1.0%
Amneal Pharmaceuticals LLC, 2018 Term Loan B, (1-mo. CME Term SOFR + 3.50%), 8.72%, 05/04/25		671	645,188
Amynta Agency Borrower, Inc., 2023 Term Loan B, (1-mo. CME Term SOFR + 5.00%), 10.20%, 02/28/28		410	397,958

S C H E D U L E O F I N V E S T M E N T S	89

Schedule of Investments (unaudited) (continued) June 30, 2023	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Pharmaceuticals (continued)
Bausch Health Cos., Inc., 2022 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 5.25%), 10.43%, 02/01/27	USD	578	$434,817
Elanco Animal Health, Inc., Term Loan B, (1-mo. CME Term SOFR + 1.75%), 7.01%, 08/01/27		1,088	1,067,384
Jazz Financing Lux SARL, USD Term Loan, (1-mo. LIBOR US at 0.50% Floor + 3.50%), 8.69%, 05/05/28		1,072	1,070,190
Organon & Co., USD Term Loan, (1-mo. LIBOR US at 0.50% Floor + 3.00%), 8.25%, 06/02/28		826	824,134
Precision Medicine Group LLC, 2021 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 3.00%), 8.34%, 11/18/27(d)		625	598,705

			5,038,376

Professional Services — 2.3%
AlixPartners LLP, 2021 USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.72%, 02/04/28		764	761,805
CoreLogic, Inc., Term Loan, (1-mo. LIBOR US at 0.50% Floor + 3.50%), 8.75%, 06/02/28		1,996	1,799,610
Dun & Bradstreet Corp.
2022 Incremental Term Loan B2, (1-mo. CME Term SOFR + 3.25%), 8.33%, 01/18/29		302	301,042
Term Loan, (1-mo. CME Term SOFR + 3.25%), 8.43%, 02/06/26		1,947	1,947,138
Element Materials Technology Group U.S. Holdings, Inc.
2022 USD Delayed Draw Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.25%), 9.59%, 07/06/29		308	301,192
2022 USD Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.25%), 9.59%, 07/06/29		668	652,582
Fleetcor Technologies Operating Co. LLC, 2021 Term Loan B4, (1-mo. CME Term SOFR + 1.75%), 6.95%, 04/28/28		942	934,135
Galaxy U.S. Opco, Inc., Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.75%), 9.85%, 04/29/29(d)		1,081	1,013,280
Genuine Financial Holdings LLC, 2018 1st Lien Term Loan, (1-mo. LIBOR US + 3.75%), 8.94%, 07/11/25		299	298,770
Trans Union LLC
2019 Term Loan B5, (1-mo. CME Term SOFR + 1.75%), 6.95%, 11/16/26		748	745,002
2021 Term Loan B6, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 7.47%, 12/01/28		1,296	1,291,813
VS Buyer LLC, Term Loan B, (1-mo. CME Term SOFR + 3.25%), 8.52%, 02/28/27		1,059	1,037,582

			11,083,951

Security		Par (000)	Value

Real Estate Management & Development — 0.3%
Cushman & Wakefield U.S. Borrower LLC
2020 Term Loan B, (1-mo. CME Term SOFR + 2.75%), 7.97%, 08/21/25	USD	380	$376,423
2023 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.45%, 01/31/30(d)		979	946,590

			1,323,013

Semiconductors & Semiconductor Equipment — 0.2%
MKS Instruments, Inc., 2022 USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 7.94%, 08/17/29		755	755,046
Synaptics, Inc., Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.25%), 7.74%, 12/02/28		252	247,873

			1,002,919

Software — 5.6%
Applied Systems, Inc.
2021 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 6.75%), 11.99%, 09/17/27		90	89,944
2022 Extended 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.74%, 09/18/26		245	245,145
Barracuda Networks, Inc., 2022 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.55%, 08/15/29		331	319,158
Boxer Parent Co., Inc., 2021 USD Term Loan, (1-mo. CME Term SOFR + 3.75%), 8.97%, 10/02/25		746	739,406
CCC Intelligent Solutions, Inc., Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 7.33%, 09/21/28		723	720,279
Central Parent, Inc., 2022 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.25%), 9.49%, 07/06/29		1,201	1,196,810
Cloud Software Group, Inc., 2022 USD Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.84%, 03/30/29		2,563	2,393,245
Cloudera, Inc.
2021 Second Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 6.00%), 11.08%, 10/08/29(d)		457	411,300
2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.95%, 10/08/28		378	368,320
Cornerstone OnDemand, Inc., 2021 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 9.25%, 10/16/28		513	477,878
Delta TopCo, Inc., 2020 2nd Lien Term Loan, (6-mo. CME Term SOFR at 0.75% Floor + 7.25%), 12.57%, 12/01/28		186	169,106
E2open LLC, 2020 Term Loan B, (3-mo. LIBOR US at 0.50% Floor + 3.50%), 8.76%, 02/04/28		112	111,350
Genesys Cloud Services Holdings II LLC, 2020 USD Term Loan B4, (1-mo. CME Term SOFR at 0.75% Floor + 4.00%), 9.19%, 12/01/27		1,550	1,544,196

90	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2023	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Software (continued)
Informatica LLC, 2021 USD Term Loan B, (1-mo. LIBOR US + 2.75%), 8.00%, 10/27/28	USD	1,227	$1,222,756
Instructure Holdings, Inc., 2021 Term Loan B, (3-mo. LIBOR US at 0.50% Floor + 2.75%), 7.85%, 10/30/28		308	307,909
Magenta Buyer LLC
2021 USD 1st Lien Term Loan, (3-mo. LIBOR US at 0.75% Floor + 4.75%), 10.03%, 07/27/28		1,012	758,723
2021 USD 2nd Lien Term Loan, (3-mo. LIBOR US at 0.75% Floor + 8.25%), 13.53%, 07/27/29		936	603,550
McAfee Corp., 2022 USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 9.01%, 03/01/29		1,626	1,551,746
MH Sub I LLC
2021 2nd Lien Term Loan, (1-mo. CME Term SOFR + 6.25%), 11.35%, 02/23/29		1,005	870,882
2023 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.25%), 9.35%, 05/03/28		3,346	3,205,171
NortonLifeLock, Inc., 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 7.20%, 09/12/29		764	759,271
Proofpoint, Inc., 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.47%, 08/31/28		1,751	1,711,910
RealPage, Inc.
1st Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 8.22%, 04/24/28		3,436	3,357,436
2nd Lien Term Loan, (1-mo. LIBOR US at 0.75% Floor + 6.50%), 11.69%, 04/23/29		480	463,598
Severin Acquisition LLC, 2018 Term Loan B, (3-mo. CME Term SOFR + 3.00%), 8.05%, 08/01/25		604	603,141
Sophia LP, 2021 Term Loan B, (3-mo. LIBOR US at 0.50% Floor + 3.50%), 9.04%, 10/07/27		743	733,768
SS&C Technologies, Inc.
2018 Term Loan B3, (1-mo. CME Term SOFR + 1.75%), 6.97%, 04/16/25		496	495,012
2018 Term Loan B4, (1-mo. CME Term SOFR + 1.75%), 6.97%, 04/16/25		442	441,850
UKG, Inc., 2021 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 5.25%), 10.27%, 05/03/27		453	438,229
Ultimate Software Group, Inc.
2021 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.27%, 05/04/26		58	56,710
Term Loan B, (3-mo. CME Term SOFR + 3.75%), 8.90%, 05/04/26		763	752,387
Voyage Australia Pty. Ltd., USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.81%, 07/20/28		134	132,152
ZoomInfo LLC, 2023 Term Loan B, (1-mo. CME Term SOFR + 2.75%), 7.95%, 02/28/30		88	88,389

			27,340,727

Specialty Retail — 1.4%
CD&R Firefly Bidco Ltd., 2023 GBP Term Loan B5, (1-day SONIA + 6.00%), 10.28%, 06/21/28	GBP	1,000	1,226,667

Security		Par (000)	Value

Specialty Retail (continued)
EG America LLC, 2018 USD Term Loan, (1-mo. CME Term SOFR + 4.00%), 9.16%, 02/07/25	USD	1,107	$1,086,377
EG Group Ltd., 2021 Term Loan, (1-mo. CME Term SOFR + 4.25%), 9.41%, 03/31/26		232	230,888
Mavis Tire Express Services Corp., 2021 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 4.00%), 9.22%, 05/04/28		1,261	1,248,647
PetSmart, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.75%), 8.95%, 02/11/28		1,610	1,604,187
Pilot Travel Centers LLC, 2021 Term Loan B, (1-mo. CME Term SOFR + 2.00%), 7.20%, 08/04/28		755	752,978
Restoration Hardware, Inc.
2022 Incremental Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.45%, 10/20/28		361	348,174
Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.69%, 10/20/28		313	301,960
RVR Dealership Holdings LLC, Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.75%), 8.97%, 02/08/28		97	89,699

			6,889,577

Technology Hardware, Storage & Peripherals — 0.0%
Electronics for Imaging, Inc., Term Loan, (1-mo. LIBOR US + 5.00%), 10.21%, 07/23/26		277	186,674

Textiles, Apparel & Luxury Goods — 0.1%
Crocs, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.70%, 02/20/29		432	432,519
Hanesbrands, Inc., 2023 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.85%, 03/08/30(d)		238	238,999

			671,518

Trading Companies & Distributors — 1.1%
Beacon Roofing Supply, Inc., 2021 Term Loan B, (1-mo. LIBOR US + 2.25%), 7.44%, 05/19/28		609	607,189
Core & Main LP, 2021 Term Loan B, (1-mo. CME Term SOFR + 2.50%), 7.69%, 07/27/28		1,801	1,788,739
SRS Distribution, Inc.
2021 Term Loan B, (1-mo. LIBOR US at 0.50% Floor + 3.50%), 8.69%, 06/02/28		1,810	1,755,564
2022 Incremental Term Loan, (1-mo. CME Term SOFR + 3.50%), 8.70%, 06/02/28		405	394,407
TMK Hawk Parent Corp.(d)
2020 Super Priority First Out Term Loan A, (3-mo. LIBOR US at 1.00% Floor + 9.50%), 15.00%, 05/30/24		163	165,826
2020 Super Priority Second Out Term Loan B, (3-mo. LIBOR US at 1.00% Floor + 3.50%), 9.00%, 08/28/24		1,297	786,743

			5,498,468

Transportation Infrastructure — 0.3%
Apple Bidco LLC, 2022 Incremental Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.00%), 9.10%, 09/22/28		358	355,862

S C H E D U L E O F I N V E S T M E N T S	91

Schedule of Investments (unaudited) (continued) June 30, 2023	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Transportation Infrastructure (continued)
KKR Apple Bidco LLC, 2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 7.97%, 09/23/28	USD	242	$239,974
OLA Netherlands BV, Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 6.25%), 11.43%, 12/15/26		628	587,343
Rand Parent LLC, 2023 Term Loan B, (3-mo. CME Term SOFR + 4.25%), 9.49%, 03/17/30		161	150,560

			1,333,739

Wireless Telecommunication Services — 0.4%
Digicel International Finance Ltd., 2017 Term Loan B, (1-mo. LIBOR US + 3.25%), 8.98%, 05/28/24		419	383,717
GOGO Intermediate Holdings LLC, Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.75%), 8.97%, 04/30/28		368	367,146
SBA Senior Finance II LLC, 2018 Term Loan B, (1-mo. LIBOR US + 1.75%), 6.95%, 04/11/25		1,047	1,046,494

			1,797,357

Total Floating Rate Loan Interests — 57.3% (Cost: $285,076,466)			279,038,923

Foreign Agency Obligations

Bahrain — 0.1%
Bahrain Government International Bond, 6.75%, 09/20/29(e)		200	197,962

Chile — 0.0%
Chile Government International Bond, 4.34%, 03/07/42(h)		200	177,440

Colombia — 0.1%
Colombia Government International Bond(h)
3.13%, 04/15/31		430	324,766
8.00%, 04/20/33		200	203,350

			528,116

Dominican Republic — 0.1%
Dominican Republic International Bond(b)
4.50%, 01/30/30		200	174,796
7.05%, 02/03/31		150	149,418
4.88%, 09/23/32(h)		300	255,303

			579,517

Egypt — 0.0%
Egypt Government International Bond, 7.50%, 02/16/61(b)		200	99,694

Guatemala — 0.0%
Guatemala Government Bond, 4.65%, 10/07/41(b)		200	159,654

Ivory Coast — 0.1%
Ivory Coast Government International Bond, 6.38%, 03/03/28(e)(h)		200	192,302

Morocco — 0.0%
Morocco Government International Bond, 2.38%, 12/15/27(b)		200	174,420

Security		Par (000)	Value

Nigeria — 0.1%
Nigeria Government International Bond, 8.38%, 03/24/29(b)	USD	200	$179,616

Oman — 0.1%
Oman Government International Bond, 6.50%, 03/08/47(e)		308	286,193

Paraguay — 0.0%
Paraguay Government International Bond, 5.40%, 03/30/50(e)		200	171,318

Romania — 0.1%
Romanian Government International Bond
5.25%, 11/25/27(b)		122	118,954
2.50%, 02/08/30(e)	EUR	138	123,835
2.12%, 07/16/31(e)		156	128,561

			371,350

South Africa — 0.1%
Republic of South Africa Government International Bond
4.85%, 09/30/29	USD	200	175,668
5.00%, 10/12/46		230	152,557

			328,225

Sri Lanka — 0.0%
Sri Lanka Government International Bond(e)(f)(i)
6.85%, 03/14/24(h)		200	87,568
6.35%, 06/28/24		200	88,352

			175,920

Ukraine — 0.0%
Ukraine Government International Bond(f)(i)
9.75%, 11/01/30(e)		236	58,174
7.25%, 03/15/35(b)		200	45,754

			103,928

Total Foreign Agency Obligations — 0.8% (Cost: $4,527,533)			3,725,655

		Shares

Investment Companies

Fixed Income Funds — 1.0%
Invesco Senior Loan ETF		230,501	4,849,741

Total Investment Companies — 1.0% (Cost: $4,877,550)			4,849,741

		Par (000)

Non-Agency Mortgage-Backed Securities

Collateralized Mortgage Obligations — 2.2%
Alternative Loan Trust
Series 2005-54CB, Class 3A4, 5.50%, 11/25/35	USD	995	571,953
Series 2006-J8, Class A5, 6.00%, 02/25/37		1,762	796,078
Series 2007-19, Class 1A1, 6.00%, 08/25/37		545	279,576

92	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2023	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Collateralized Mortgage Obligations (continued)
CHL Mortgage Pass-Through Trust
Series 2005-17, Class 1A6, 5.50%, 09/25/35	USD	94	$85,231
Series 2006-17, Class A2, 6.00%, 12/25/36		612	261,634
Series 2007-HY5, Class 3A1, 4.03%, 09/25/37(a) .		243	213,265
COLT Mortgage Loan Trust(b)(c)
Series 2022-7, Class A1, 5.16%, 04/25/67		2,211	2,151,785
Series 2022-9, Class A1, 6.79%, 12/25/67		291	291,107
Ellington Financial Mortgage Trust, Series 2021-2, Class A1, 0.93%, 06/25/66(a)(b)		212	167,715
GCAT Trust, Series 2022-NQM3, Class A1, 4.35%, 04/25/67(a)(b)		1,462	1,381,948
GSR Mortgage Loan Trust, Series 2005-AR5, Class 2A3, 4.00%, 10/25/35(a)		307	171,838
JP Morgan Mortgage Trust, Series 2022-DSC1, Class A1, 4.75%, 01/25/63(a)(b)		390	364,178
OBX Trust, Series 2022-NQM9, Class A1A, 6.45%, 09/25/62(b)(c)		94	93,743
Spruce Hill Mortgage Loan Trust, Series 2022-SH1, Class A1A, 4.10%, 07/25/57(b)(c)		587	553,629
Verus Securitization Trust(b)(c)
Series 2022-3, Class A1, 4.13%, 02/25/67		1,439	1,314,304
Series 2022-7, Class A1, 5.15%, 07/25/67		1,703	1,637,941
Series 2022-INV2, Class A1, 6.79%, 10/25/67		442	442,023

			10,777,948

Commercial Mortgage-Backed Securities(b) — 0.9%
BX Commercial Mortgage Trust(a)
Series 2019-XL, Class A, (1-mo. Term SOFR + 1.03%), 6.18%, 10/15/36		1,096	1,089,350
Series 2021-CIP, Class A, (1-mo. LIBOR US + 0.92%), 6.11%, 12/15/38		1,000	974,912
Series 2021-XL2, Class A, (1-mo. LIBOR US + 0.69%), 5.88%, 10/15/38		454	440,702
BX Trust, Series 2022 VAMF, Class A, (1-mo. Term SOFR + 0.85%), 6.00%, 01/15/39(a)		1,200	1,166,135
Citigroup Commercial Mortgage Trust, Series 2019- SMRT, Class A, 4.15%, 01/10/36		800	794,589

			4,465,688

Total Non-Agency Mortgage-Backed Securities — 3.1% (Cost: $16,311,226)			15,243,636

		Benefical Interest (000)

Other Interests

Capital Markets — 0.0%
Millennium Lender Claim Trust(d)(p)	USD	918	—

Security		Benefical Interest (000)	Value

Industrial Conglomerates — 0.0%
Millennium Corp. Claim(d)(p)	USD	861	$—

Total Other Interests — 0.0% (Cost: $ — )			—

		Par (000)

Preferred Securities

Capital Trusts — 3.7%(a)

Automobiles — 0.1%
General Motors Financial Co., Inc., Series C, 5.70%(h)(j)	USD	365	320,413

Banks(j) — 1.0%
AIB Group PLC, 5.25%(e)	EUR	200	203,574
Bank of East Asia Ltd., 5.88%(e)	USD	250	227,828
Citigroup, Inc., Series P, 5.95%		65	62,337
Hongkong & Shanghai Banking Corp. Ltd., Series 3H, 5.46%		35	34,792
Industrial & Commercial Bank of China Ltd., 3.20%(e)		200	186,154
ING Groep NV, 3.88%(h)		1,750	1,245,627
Kasikornbank PCL, 5.28%(e)(h)		200	188,092
Nordea Bank Abp, 3.75%(b)(h)		560	414,344
PNC Financial Services Group, Inc.(h) 6.25%, 12/31/99		289	259,450
Series V, 6.20%		290	270,323
Rizal Commercial Banking Corp., 6.50%(e)		200	176,712
Wells Fargo & Co., Series S, 5.90%(h)		1,500	1,479,375

			4,748,608

Diversified Telecommunication Services — 0.1%
Telefonica Europe BV, 6.14%(e)(j)	EUR	200	210,329

Electric Utilities — 0.4%
Edison International, Series B, 5.00%(j)	USD	175	151,183
EDP - Energias de Portugal SA, 5.94%, 04/23/83(e)	EUR	100	108,030
Electricite de France SA, 3.00%(e)(j)		200	184,369
NextEra Energy Capital Holdings, Inc., 5.65%, 05/01/79(h)	USD	1,750	1,618,702

			2,062,284

Financial Services(j) — 2.0%
Bank of America Corp.(h)
Series DD, 6.30%		215	214,409
Series X, 6.25%		1,929	1,904,888
Series Z, 6.50%		143	142,602
Barclays PLC
4.38%(h)		455	309,127
8.00%		210	187,614
BNP Paribas SA, 6.88%(e)	EUR	200	208,923
Credit Agricole SA, 4.75%(b)(h)	USD	200	159,000
HSBC Holdings PLC, 6.00%(h)		415	370,906

S C H E D U L E O F I N V E S T M E N T S	93

Schedule of Investments (unaudited) (continued) June 30, 2023	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Financial Services (continued)
JPMorgan Chase & Co., Series FF, 5.00%(h)	USD	2,000	$1,953,750
Lloyds Banking Group PLC
8.00%		265	242,117
7.50%(h)		1,250	1,168,938
NatWest Group PLC, 6.00%(h)		1,185	1,096,125
Societe Generale SA, 5.38%(b)(h)		2,250	1,669,453
Woori Bank, 4.25%(e)		250	240,135

			9,867,987

Independent Power and Renewable Electricity Producers(b)(j) — 0.1%
NRG Energy, Inc., 10.25%		452	426,222
Vistra Corp., 7.00%		240	209,400

			635,622

Media — 0.0%
SES SA, 2.88%(e)(j)	EUR	100	92,343

Oil, Gas & Consumable Fuels — 0.0%
Abertis Infraestructuras Finance BV, 3.25%(e)(j)		100	97,821

Wireless Telecommunication Services — 0.0%
Vodafone Group PLC, 2.63%, 08/27/80(e)		100	98,194

			18,133,601

		Shares

Preferred Stocks — 1.3%

Capital Markets(a)(j) — 1.3%
Goldman Sachs Group, Inc., Series J, 5.50%		140,000	3,571,400
Morgan Stanley
Series F, 6.88%		55,000	1,392,600
Series K, 5.90%		53,253	1,251,978

			6,215,978

Wireless Telecommunication Services — 0.0%
CF-B L2 (D) LLC, (Acquired 04/08/15, Cost: $136,229)(g)		139,135	1,392

			6,217,370

Total Preferred Securities — 5.0% (Cost: $27,083,574)			24,350,971

		Par (000)

U.S. Government Sponsored Agency Securities

Commercial Mortgage-Backed Securities — 0.1%
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K042, Class X1, 1.15%, 12/25/24(a)	USD	31,670	386,122

Mortgage-Backed Securities(q) — 5.5%
Uniform Mortgage-Backed Securities
3.50%, 07/13/53		9,000	8,200,899
5.00%, 07/13/53		9,600	9,406,500
5.50%, 07/13/53		9,500	9,453,984

			27,061,383

Total U.S. Government Sponsored Agency Securities — 5.6% (Cost: $27,501,297)			27,447,505

Security	Shares	Value

Warrants

Consumer Discretionary — 0.0%
Service King (Carnelian Point), (Expires 06/30/27, Strike Price USD 10.00)(f)	1,720	$—

Oil, Gas & Consumable Fuels — 0.0%
California Resources Corp., (Issued/Exercisable 11/03/20, 1 Share for 1 Warrant, Expires 10/27/24, Strike Price USD 36.00)(f)	345	4,092

Total Warrants — 0.0% (Cost: $ — )		4,092

Total Investments — 151.6% (Cost: $782,839,746)		738,798,408
Liabilities in Excess of Other Assets — (51.6)%		(251,621,547)

Net Assets — 100.0%		$ 487,176,861

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Non-income producing security.
(g)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $1,392, representing less than 0.05% of its net assets as of period end, and an original cost of $136,229.

(h)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(i)	Issuer filed for bankruptcy and/or is in default.
(j)	Perpetual security with no stated maturity date.
(k)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(l)	Convertible security.
(m)	Zero-coupon bond.
(n)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(o)	Rounds to less than 1,000.
(p)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(q)	Represents or includes a TBA transaction.

94	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2023	BlackRock Limited Duration Income Trust (BLW)

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended June 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/22	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/23	Shares Held at 06/30/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class(a)	$1,474,663	$—	$ (1,474,663)	(b)	$—	$—	$—	—	$59,588	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).

Reverse Repurchase Agreements

Counterparty	Interest Rate		Trade Date	Maturity Date(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
HSBC Securities (USA), Inc.	5.25	%(b)	11/29/22	Open	$811,250	$833,723	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	5.25	(b)	12/28/22	Open	670,312	686,730	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	5.25	(b)	12/28/22	Open	900,000	922,044	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	4.75	(b)	12/30/22	Open	191,595	196,221	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	5.25	(b)	01/12/23	Open	479,400	490,327	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	5.30	(b)	04/17/23	Open	321,630	324,969	Corporate Bonds	Open/Demand
BNP Paribas SA	5.24	(b)	04/17/23	Open	468,022	472,823	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.23	(b)	04/17/23	Open	269,625	272,385	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.23	(b)	04/17/23	Open	227,500	229,829	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.25	(b)	04/17/23	Open	1,105,500	1,117,016	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.40	(b)	04/17/23	Open	499,356	504,714	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.40	(b)	04/17/23	Open	477,750	482,876	Corporate Bonds	Open/Demand
Barclays Bank PLC	5.25	(b)	04/19/23	Open	453,750	458,287	Corporate Bonds	Open/Demand
Barclays Bank PLC	5.25	(b)	04/19/23	Open	453,750	458,287	Corporate Bonds	Open/Demand
Barclays Bank PLC	5.25	(b)	04/19/23	Open	825,750	834,007	Corporate Bonds	Open/Demand
Barclays Bank PLC	5.30	(b)	04/19/23	Open	390,600	394,545	Capital Trusts	Open/Demand
Barclays Bank PLC	5.30	(b)	04/19/23	Open	443,125	447,601	Corporate Bonds	Open/Demand
Barclays Bank PLC	5.30	(b)	04/19/23	Open	1,810,000	1,828,281	Capital Trusts	Open/Demand
Barclays Bank PLC	5.30	(b)	04/19/23	Open	1,211,875	1,224,115	Capital Trusts	Open/Demand
Barclays Bank PLC	5.35	(b)	04/19/23	Open	2,385,000	2,409,327	Corporate Bonds	Open/Demand
Barclays Bank PLC	5.50	(b)	04/19/23	Open	1,050,000	1,061,025	Capital Trusts	Open/Demand
Barclays Bank PLC	5.50	(b)	04/19/23	Open	1,077,894	1,089,261	Corporate Bonds	Open/Demand
Barclays Bank PLC	5.50	(b)	04/19/23	Open	315,563	318,876	Corporate Bonds	Open/Demand
Barclays Bank PLC	5.50	(b)	04/19/23	Open	893,194	902,572	Capital Trusts	Open/Demand
Barclays Capital, Inc.	(1.75	)(b)	04/19/23	Open	248,775	247,904	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	5.25	(b)	04/19/23	Open	140,000	141,400	Capital Trusts	Open/Demand
Barclays Capital, Inc.	5.30	(b)	04/19/23	Open	29,095	29,389	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	5.30	(b)	04/19/23	Open	199,681	201,698	Capital Trusts	Open/Demand
Barclays Capital, Inc.	5.30	(b)	04/19/23	Open	135,850	137,222	Capital Trusts	Open/Demand
Barclays Capital, Inc.	5.30	(b)	04/19/23	Open	286,869	289,766	Capital Trusts	Open/Demand
Barclays Capital, Inc.	5.30	(b)	04/19/23	Open	564,800	570,504	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	5.30	(b)	04/19/23	Open	782,325	790,226	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	5.45	(b)	04/19/23	Open	386,000	390,014	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	5.45	(b)	04/19/23	Open	292,230	295,269	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	5.50	(b)	04/19/23	Open	294,058	297,145	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	5.50	(b)	04/19/23	Open	1,406,497	1,421,266	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	5.50	(b)	04/19/23	Open	385,447	389,495	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	5.50	(b)	04/19/23	Open	563,622	569,541	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	5.50	(b)	04/19/23	Open	775,149	783,288	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	5.50	(b)	04/19/23	Open	1,009,917	1,020,522	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	5.50	(b)	04/19/23	Open	502,567	507,844	Corporate Bonds	Open/Demand

S C H E D U L E O F I N V E S T M E N T S	95

Schedule of Investments (unaudited) (continued) June 30, 2023	BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate		Trade Date	Maturity Date(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
Barclays Capital, Inc.	5.50	%(b)	04/19/23	Open	$304,395	$307,591	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	5.50	(b)	04/19/23	Open	517,440	522,873	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	5.50	(b)	04/19/23	Open	343,865	347,476	Corporate Bonds	Open/Demand
BNP Paribas SA	5.07	(b)	04/19/23	Open	830,000	838,001	Corporate Bonds	Open/Demand
BNP Paribas SA	5.14	(b)	04/19/23	Open	981,250	990,847	Corporate Bonds	Open/Demand
BNP Paribas SA	5.20	(b)	04/19/23	Open	1,442,500	1,456,781	Corporate Bonds	Open/Demand
BNP Paribas SA	5.24	(b)	04/19/23	Open	92,040	92,959	Corporate Bonds	Open/Demand
BNP Paribas SA	5.24	(b)	04/19/23	Open	265,350	267,934	Capital Trusts	Open/Demand
BNP Paribas SA	5.25	(b)	04/19/23	Open	1,252,125	1,264,321	Corporate Bonds	Open/Demand
BNP Paribas SA	5.31	(b)	04/19/23	Open	511,231	516,405	Corporate Bonds	Open/Demand
BNP Paribas SA	5.40	(b)	04/19/23	Open	626,580	633,034	Corporate Bonds	Open/Demand
BNP Paribas SA	5.43	(b)	04/19/23	Open	349,777	353,401	Corporate Bonds	Open/Demand
BNP Paribas SA	5.43	(b)	04/19/23	Open	348,365	351,974	Corporate Bonds	Open/Demand
BNP Paribas SA	5.45	(b)	04/19/23	Open	168,750	170,505	Corporate Bonds	Open/Demand
BNP Paribas SA	5.45	(b)	04/19/23	Open	452,760	457,469	Corporate Bonds	Open/Demand
BNP Paribas SA	5.45	(b)	04/19/23	Open	252,350	254,974	Corporate Bonds	Open/Demand
BNP Paribas SA	5.45	(b)	04/19/23	Open	2,182,500	2,205,198	Corporate Bonds	Open/Demand
BNP Paribas SA	5.45	(b)	04/19/23	Open	455,756	460,496	Corporate Bonds	Open/Demand
BNP Paribas SA	5.48	(b)	04/19/23	Open	448,496	453,187	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	5.25	(b)	04/19/23	Open	661,250	667,862	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	5.27	(b)	04/19/23	Open	176,000	177,767	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	5.27	(b)	04/19/23	Open	331,500	334,828	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	5.27	(b)	04/19/23	Open	174,300	176,050	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	5.30	(b)	04/19/23	Open	454,195	458,782	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	5.32	(b)	04/19/23	Open	286,130	289,031	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	5.33	(b)	04/19/23	Open	372,427	376,211	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	5.34	(b)	04/19/23	Open	253,500	256,081	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	5.34	(b)	04/19/23	Open	361,387	365,066	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	5.34	(b)	04/19/23	Open	256,165	258,773	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.10	(b)	04/19/23	Open	752,917	760,221	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.23	(b)	04/19/23	Open	896,250	905,177	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.23	(b)	04/19/23	Open	656,851	663,393	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.23	(b)	04/19/23	Open	1,458,750	1,473,279	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.23	(b)	04/19/23	Open	289,294	292,175	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.23	(b)	04/19/23	Open	546,159	551,598	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.23	(b)	04/19/23	Open	255,000	257,540	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.23	(b)	04/19/23	Open	116,149	117,306	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.23	(b)	04/19/23	Open	191,499	193,406	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.23	(b)	04/19/23	Open	191,648	193,556	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.23	(b)	04/19/23	Open	694,444	701,360	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.25	(b)	04/19/23	Open	162,256	163,878	Foreign Agency Obligations	Open/Demand
RBC Capital Markets, LLC	5.25	(b)	04/19/23	Open	333,900	337,239	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.25	(b)	04/19/23	Open	154,275	155,818	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.25	(b)	04/19/23	Open	887,500	896,375	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.25	(b)	04/19/23	Open	270,688	273,394	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.28	(b)	04/19/23	Open	1,438,585	1,453,057	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.28	(b)	04/19/23	Open	1,372,612	1,386,421	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.28	(b)	04/19/23	Open	213,850	216,001	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.28	(b)	04/19/23	Open	598,000	604,016	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.28	(b)	04/19/23	Open	2,801	2,829	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.28	(b)	04/19/23	Open	321,188	324,419	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.38	(b)	04/19/23	Open	354,134	357,767	Corporate Bonds	Open/Demand

96	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2023	BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate		Trade Date	Maturity Date(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
RBC Capital Markets, LLC	5.38	%(b)	04/19/23	Open	$339,911	$343,399	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.40	(b)	04/19/23	Open	498,482	503,617	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.40	(b)	04/19/23	Open	513,585	518,875	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.40	(b)	04/19/23	Open	285,525	288,466	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.40	(b)	04/19/23	Open	193,965	195,963	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.40	(b)	04/19/23	Open	415,471	419,751	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.40	(b)	04/19/23	Open	274,050	276,873	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.40	(b)	04/19/23	Open	195,625	197,640	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.40	(b)	04/19/23	Open	356,310	359,980	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.40	(b)	04/19/23	Open	437,100	441,602	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.40	(b)	04/19/23	Open	469,665	474,503	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.40	(b)	04/19/23	Open	466,665	471,472	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.40	(b)	04/19/23	Open	312,570	315,789	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.40	(b)	04/19/23	Open	99,814	100,842	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.40	(b)	04/19/23	Open	245,745	248,276	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.40	(b)	04/19/23	Open	387,500	391,491	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.40	(b)	04/19/23	Open	317,106	320,372	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.40	(b)	04/19/23	Open	303,500	306,626	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.40	(b)	04/19/23	Open	254,806	257,431	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.40	(b)	04/19/23	Open	269,798	272,576	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.40	(b)	04/19/23	Open	160,000	161,648	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.42	(b)	04/19/23	Open	310,853	314,067	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.24	(b)	04/19/23	Open	282,370	285,188	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.35	(b)	04/19/23	Open	147,169	148,670	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.42	(b)	04/19/23	Open	258,515	261,188	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.42	(b)	04/19/23	Open	294,120	297,161	Corporate Bonds	Open/Demand
BNP Paribas SA	5.45	(b)	04/28/23	Open	493,537	498,100	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.43	(b)	04/28/23	Open	1,155,787	1,166,431	Corporate Bonds	Open/Demand
BNP Paribas SA	5.20	(b)	05/01/23	Open	165,408	166,772	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	5.32	(b)	05/01/23	Open	921,531	929,318	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	5.34	(b)	05/01/23	Open	425,340	428,948	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.23	(b)	05/01/23	Open	245,745	247,785	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.23	(b)	05/01/23	Open	218,730	220,545	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.38	(b)	05/01/23	Open	236,570	238,593	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.40	(b)	05/01/23	Open	141,855	143,073	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.40	(b)	05/01/23	Open	850,314	857,612	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.40	(b)	05/01/23	Open	691,976	697,916	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.45	(b)	05/02/23	Open	284,606	287,032	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	5.50	(b)	05/03/23	Open	238,851	240,872	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.40	(b)	05/04/23	Open	176,175	177,612	Corporate Bonds	Open/Demand
BNP Paribas SA	5.12	(b)	05/05/23	Open	145,290	146,406	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.40	(b)	05/05/23	Open	1,008,330	1,016,497	Corporate Bonds	Open/Demand
BNP Paribas SA	5.05	(b)	05/10/23	Open	464,446	467,769	Corporate Bonds	Open/Demand
BNP Paribas SA	5.43	(b)	05/10/23	Open	368,740	371,577	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.23	(b)	05/10/23	Open	118,384	119,261	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.40	(b)	05/10/23	Open	193,050	194,527	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.38	(b)	05/10/23	Open	1,520,697	1,532,288	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.38	(b)	05/10/23	Open	1,114,511	1,123,006	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.38	(b)	05/10/23	Open	1,452,559	1,463,630	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.40	(b)	05/12/23	Open	115,159	115,971	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.40	(b)	05/17/23	Open	725,000	729,785	Corporate Bonds	Open/Demand
BNP Paribas SA	5.29	(b)	05/22/23	Open	1,740,922	1,751,155	Capital Trusts	Open/Demand
RBC Capital Markets, LLC	5.25	(b)	05/22/23	Open	1,653,109	1,662,752	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.24	(b)	05/22/23	Open	198,338	199,492	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.24	(b)	05/22/23	Open	192,173	193,291	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.24	(b)	05/22/23	Open	224,485	225,792	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.42	(b)	05/22/23	Open	188,250	189,384	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	5.50	(b)	05/23/23	Open	751,494	755,857	Corporate Bonds	Open/Demand
BNP Paribas SA	5.43	(b)	05/25/23	Open	322,575	324,327	Corporate Bonds	Open/Demand

S C H E D U L E O F I N V E S T M E N T S	97

Schedule of Investments (unaudited) (continued) June 30, 2023	BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate		Trade Date	Maturity Date(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
Credit Agricole Corporate and Investment Bank	5.34	%(b)	05/25/23	Open	$292,539	$294,101	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.39	(b)	05/25/23	Open	234,825	236,091	Corporate Bonds	Open/Demand
BNP Paribas SA	4.25	(b)	05/30/23	Open	205,265	206,016	Corporate Bonds	Open/Demand
BNP Paribas SA	4.90	(b)	05/30/23	Open	162,525	163,211	Corporate Bonds	Open/Demand
BNP Paribas SA	5.05	(b)	05/30/23	Open	873,410	877,208	Corporate Bonds	Open/Demand
BNP Paribas SA	5.10	(b)	05/30/23	Open	931,250	935,340	Corporate Bonds	Open/Demand
BNP Paribas SA	5.20	(b)	05/30/23	Open	262,681	263,857	Corporate Bonds	Open/Demand
BNP Paribas SA	5.20	(b)	05/30/23	Open	570,500	573,055	Corporate Bonds	Open/Demand
BNP Paribas SA	5.25	(b)	05/30/23	Open	340,377	341,872	Corporate Bonds	Open/Demand
BNP Paribas SA	5.35	(b)	05/30/23	Open	145,438	146,108	Corporate Bonds	Open/Demand
BNP Paribas SA	5.40	(b)	05/30/23	Open	384,975	386,666	Corporate Bonds	Open/Demand
BNP Paribas SA	5.43	(b)	05/30/23	Open	649,600	652,637	Corporate Bonds	Open/Demand
BNP Paribas SA	5.45	(b)	05/30/23	Open	1,293,750	1,299,822	Capital Trusts	Open/Demand
BNP Paribas SA	5.45	(b)	05/30/23	Open	982,187	986,797	Capital Trusts	Open/Demand
Credit Agricole Corporate and Investment Bank	5.25	(b)	05/30/23	Open	850,860	854,707	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	5.36	(b)	05/30/23	Open	854,352	858,296	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.30	(b)	05/30/23	Open	407,550	409,410	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.23	(b)	05/30/23	Open	269,100	270,312	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.23	(b)	05/30/23	Open	621,719	624,519	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.23	(b)	05/30/23	Open	222,500	223,502	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.23	(b)	05/30/23	Open	156,413	157,117	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.23	(b)	05/30/23	Open	323,500	324,957	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.23	(b)	05/30/23	Open	285,500	286,786	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.25	(b)	05/30/23	Open	754,861	758,274	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.25	(b)	05/30/23	Open	156,863	157,572	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.25	(b)	05/30/23	Open	269,306	270,524	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.25	(b)	05/30/23	Open	412,500	414,365	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.40	(b)	05/30/23	Open	163,231	163,990	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.28	(b)	05/30/23	Open	184,500	185,339	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.38	(b)	05/30/23	Open	541,500	544,009	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.38	(b)	05/30/23	Open	502,275	504,602	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.40	(b)	05/30/23	Open	489,137	491,412	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.45	(b)	05/30/23	Open	375,990	377,755	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.45	(b)	05/30/23	Open	442,200	444,275	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.45	(b)	05/30/23	Open	813,435	817,252	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.23	(b)	06/01/23	Open	299,250	300,511	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.40	(b)	06/01/23	Open	140,814	141,426	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.42	(b)	06/01/23	Open	124,740	125,285	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.20	(b)	06/02/23	Open	342,805	344,092	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.20	(b)	06/02/23	Open	198,400	199,145	Corporate Bonds	Open/Demand
BofA Securities, Inc.	0.00		06/06/23	07/19/23	380,625	380,625	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	3.25		06/06/23	07/19/23	369,076	369,876	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	3.90		06/06/23	07/19/23	136,800	137,156	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.75		06/06/23	07/19/23	1,893,750	1,899,747	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.90		06/06/23	07/19/23	486,019	487,606	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.90		06/06/23	07/19/23	750,885	753,338	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.95		06/06/23	07/19/23	201,960	202,626	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.00		06/06/23	07/19/23	361,972	363,179	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.00		06/06/23	07/19/23	297,510	298,502	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.05		06/06/23	07/19/23	241,313	242,125	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.08		06/06/23	07/19/23	393,750	395,083	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.10		06/06/23	07/19/23	130,500	130,944	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.10		06/06/23	07/19/23	1,157,389	1,161,324	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.10		06/06/23	07/19/23	181,560	182,177	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.10		06/06/23	07/19/23	474,375	475,988	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.10		06/06/23	07/19/23	457,444	458,999	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.10		06/06/23	07/19/23	1,195,090	1,199,153	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.15		06/06/23	07/19/23	147,960	148,468	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.15		06/06/23	07/19/23	93,130	93,450	Corporate Bonds	Up to 30 Days

98	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2023	BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate	Trade Date	Maturity Date(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
BofA Securities, Inc.	5.15%	06/06/23	07/19/23	$148,063	$148,571	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.15	06/06/23	07/19/23	337,500	338,659	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.15	06/06/23	07/19/23	128,678	129,119	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.15	06/06/23	07/19/23	489,047	490,727	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.15	06/06/23	07/19/23	230,108	230,898	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.15	06/06/23	07/19/23	292,793	293,798	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.15	06/06/23	07/19/23	193,125	193,788	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.15	06/06/23	07/19/23	141,250	141,735	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.15	06/06/23	07/19/23	122,351	122,771	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.15	06/06/23	07/19/23	814,714	817,511	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.15	06/06/23	07/19/23	421,740	423,188	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.15	06/06/23	07/19/23	651,435	653,672	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.15	06/06/23	07/19/23	146,319	146,821	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.15	06/06/23	07/19/23	129,150	129,593	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.20	06/06/23	07/19/23	61,484	61,697	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.20	06/06/23	07/19/23	276,925	277,885	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.20	06/06/23	07/19/23	452,897	454,468	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.25	06/06/23	07/19/23	285,180	286,178	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.25	06/06/23	07/19/23	238,248	239,081	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.25	06/06/23	07/19/23	334,687	335,859	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.25	06/06/23	07/19/23	256,869	257,768	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.25	06/06/23	07/19/23	437,062	438,592	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.25	06/06/23	07/19/23	1,650,825	1,656,603	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.25	06/06/23	07/19/23	389,812	391,177	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.25	06/06/23	07/19/23	152,235	152,768	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.25	06/06/23	07/19/23	1,178,451	1,182,576	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.25	06/06/23	07/19/23	146,250	146,762	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.25	06/06/23	07/19/23	301,388	302,442	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.25	06/06/23	07/19/23	66,019	66,250	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.25	06/06/23	07/19/23	115,635	116,040	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.25	06/06/23	07/19/23	394,212	395,592	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.25	06/06/23	07/19/23	141,788	142,284	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.25	06/06/23	07/19/23	139,440	139,928	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.28	06/06/23	07/19/23	137,335	137,818	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.28	06/06/23	07/19/23	249,000	249,876	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.30	06/06/23	07/19/23	238,800	239,644	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.30	06/06/23	07/19/23	150,700	151,232	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.30	06/06/23	07/19/23	250,040	250,923	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.30	06/06/23	07/19/23	399,309	400,720	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.30	06/06/23	07/19/23	492,000	493,738	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.30	06/06/23	07/19/23	201,273	201,984	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.30	06/06/23	07/19/23	165,573	166,158	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.30	06/06/23	07/19/23	1,020,250	1,023,855	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.34	06/06/23	07/19/23	115,210	115,620	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.34	06/06/23	07/19/23	884,972	888,123	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.34	06/06/23	07/19/23	541,325	543,252	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.34	06/06/23	07/19/23	217,500	218,274	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.34	06/06/23	07/19/23	292,388	293,428	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.34	06/06/23	07/19/23	303,240	304,320	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.34	06/06/23	07/19/23	169,494	170,097	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.34	06/06/23	07/19/23	330,925	332,103	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.35	06/06/23	07/19/23	492,429	494,185	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40	06/06/23	07/19/23	682,830	685,288	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	06/06/23	07/19/23	289,000	290,050	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	06/06/23	07/19/23	486,750	488,519	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	06/06/23	07/19/23	500,425	502,243	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	06/06/23	07/19/23	98,238	98,594	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	06/06/23	07/19/23	508,587	510,435	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	06/06/23	07/19/23	106,718	107,105	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	06/06/23	07/19/23	131,091	131,568	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	06/06/23	07/19/23	138,000	138,501	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	06/06/23	07/19/23	284,525	285,559	Corporate Bonds	Up to 30 Days

S C H E D U L E O F I N V E S T M E N T S	99

Schedule of Investments (unaudited) (continued) June 30, 2023	BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate		Trade Date	Maturity Date(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
BofA Securities, Inc.	5.45%		06/06/23	07/19/23	$141,470	$141,984	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45		06/06/23	07/19/23	160,800	161,384	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45		06/06/23	07/19/23	129,775	130,247	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45		06/06/23	07/19/23	499,625	501,440	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45		06/06/23	07/19/23	292,000	293,061	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45		06/06/23	07/19/23	142,578	143,096	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45		06/06/23	07/19/23	336,600	337,823	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45		06/06/23	07/19/23	321,535	322,703	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45		06/06/23	07/19/23	743,750	746,452	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45		06/06/23	07/19/23	90,034	90,361	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45		06/06/23	07/19/23	382,007	383,395	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45		06/06/23	07/19/23	317,200	318,352	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45		06/06/23	07/19/23	192,750	193,450	Foreign Agency Obligations	Up to 30 Days
BofA Securities, Inc.	5.50		06/06/23	07/19/23	346,756	348,028	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50		06/06/23	07/19/23	198,690	199,419	Corporate Bonds	Up to 30 Days
Merrill Lynch International	5.15		06/06/23	07/19/23	98,405	98,743	Corporate Bonds	Up to 30 Days
Merrill Lynch International	5.20		06/06/23	07/19/23	181,500	182,129	Foreign Agency Obligations	Up to 30 Days
BNP Paribas SA	5.20	(b)	06/07/23	Open	330,059	331,155	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.20	(b)	06/07/23	Open	781,250	783,845	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.20	(b)	06/07/23	Open	292,033	293,003	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.23	(b)	06/07/23	Open	205,188	205,873	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.37	(b)	06/07/23	Open	2,464,300	2,472,755	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.40	(b)	06/07/23	Open	491,597	493,293	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.40	(b)	06/07/23	Open	430,125	431,609	Corporate Bonds	Open/Demand
BofA Securities, Inc.	5.00		06/08/23	07/19/23	157,750	158,232	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.25		06/08/23	07/19/23	529,505	531,204	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.25		06/08/23	07/19/23	725,254	727,581	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.25		06/08/23	07/19/23	403,750	405,045	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.30		06/08/23	07/19/23	492,949	494,545	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.34		06/08/23	07/19/23	328,280	329,351	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.35		06/08/23	07/19/23	295,470	296,436	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.35		06/08/23	07/19/23	235,943	236,714	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	2.00		06/08/23	07/21/23	380,625	381,090	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.25		06/08/23	07/21/23	192,225	192,724	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.15		06/08/23	07/21/23	132,446	132,863	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.15		06/08/23	07/21/23	251,561	252,353	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.15		06/08/23	07/21/23	359,016	360,146	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.15		06/08/23	07/21/23	225,908	226,618	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.15		06/08/23	07/21/23	293,220	294,143	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.15		06/08/23	07/21/23	109,650	109,995	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.15		06/08/23	07/21/23	482,827	484,347	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.15		06/08/23	07/21/23	596,250	598,127	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.15		06/08/23	07/21/23	41,375	41,505	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.15		06/08/23	07/21/23	153,239	153,721	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.15		06/08/23	07/21/23	188,625	189,219	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.20		06/08/23	07/21/23	214,125	214,805	Capital Trusts	Up to 30 Days
J.P. Morgan Securities LLC	5.20		06/08/23	07/21/23	194,355	194,973	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.20		06/08/23	07/21/23	549,450	551,196	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.20		06/08/23	07/21/23	322,479	323,503	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.20		06/08/23	07/21/23	135,000	135,429	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.25		06/08/23	07/21/23	108,599	108,947	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.25		06/08/23	07/21/23	371,047	372,238	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.25		06/08/23	07/21/23	353,220	354,353	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.25		06/08/23	07/21/23	347,951	349,068	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.25		06/08/23	07/21/23	224,640	225,361	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.25		06/08/23	07/21/23	252,243	253,052	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.40		06/08/23	07/21/23	548,437	550,247	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.40		06/08/23	07/21/23	973,350	976,562	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.40		06/08/23	07/21/23	202,875	203,544	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.40		06/08/23	07/21/23	258,825	259,679	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.40		06/08/23	07/21/23	735,430	737,857	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.40		06/08/23	07/21/23	436,000	437,439	Corporate Bonds	Up to 30 Days

100	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2023	BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate		Trade Date	Maturity Date(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
J.P. Morgan Securities LLC	5.40%		06/08/23	07/21/23	$222,744	$223,479	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.40		06/08/23	07/21/23	183,438	184,043	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.40		06/08/23	07/21/23	304,000	305,003	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.40		06/08/23	07/21/23	446,489	447,962	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.40		06/08/23	07/21/23	462,875	464,402	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.40		06/08/23	07/21/23	171,300	171,865	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.40		06/08/23	07/21/23	430,025	431,444	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.40		06/08/23	07/21/23	518,300	520,010	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.40		06/08/23	07/21/23	334,688	335,792	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.40		06/08/23	07/21/23	379,312	380,564	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.40		06/08/23	07/21/23	238,560	239,347	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.40		06/08/23	07/21/23	560,000	561,848	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.40		06/08/23	07/21/23	338,125	339,241	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.40		06/08/23	07/21/23	209,148	209,838	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.40		06/08/23	07/21/23	265,545	266,421	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.40		06/08/23	07/21/23	147,689	148,176	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.40		06/08/23	07/21/23	245,875	246,686	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.40		06/08/23	07/21/23	488,565	490,177	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.40		06/08/23	07/21/23	382,075	383,336	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.40		06/08/23	07/21/23	468,750	470,297	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.40		06/08/23	07/21/23	554,400	556,229	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.40		06/08/23	07/21/23	244,000	244,805	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.40		06/08/23	07/21/23	225,420	226,164	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.40		06/08/23	07/21/23	446,511	447,985	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	5.50	(b)	06/08/23	Open	503,089	504,780	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.23	(b)	06/08/23	Open	919,320	922,258	Corporate Bonds	Open/Demand
Merrill Lynch International	5.35		06/12/23	07/19/23	1,167,315	1,170,438	Corporate Bonds	Up to 30 Days
RBC Capital Markets, LLC	5.40	(b)	06/12/23	Open	235,856	236,493	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.40	(b)	06/14/23	Open	517,545	518,787	Corporate Bonds	Open/Demand
BofA Securities, Inc.	5.25		06/15/23	07/19/23	374,687	375,507	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45		06/15/23	07/19/23	648,369	649,841	Corporate Bonds	Up to 30 Days
BNP Paribas SA	5.19	(b)	06/15/23	Open	237,735	238,249	Corporate Bonds	Open/Demand
BNP Paribas SA	5.19	(b)	06/15/23	Open	212,381	212,841	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.20	(b)	06/15/23	Open	1,186,474	1,189,044	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.30	(b)	06/15/23	Open	246,269	246,813	Capital Trusts	Open/Demand
Goldman Sachs & Co. LLC	5.30	(b)	06/15/23	Open	924,401	926,443	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.30	(b)	06/15/23	Open	307,625	308,304	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.30	(b)	06/15/23	Open	648,375	649,807	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.30	(b)	06/15/23	Open	435,240	436,201	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.30	(b)	06/15/23	Open	542,969	544,168	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.30	(b)	06/15/23	Open	531,812	532,987	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.38	(b)	06/15/23	Open	819,500	821,337	Corporate Bonds	Open/Demand
BofA Securities, Inc.	3.00		06/16/23	07/19/23	408,870	409,245	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.00		06/16/23	07/19/23	71,890	72,000	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.15		06/16/23	07/19/23	596,732	597,672	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.15		06/16/23	07/19/23	315,555	316,052	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.25		06/16/23	07/19/23	38,505	38,567	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.25		06/16/23	07/19/23	169,873	170,145	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.25		06/16/23	07/19/23	104,186	104,353	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.25		06/16/23	07/19/23	178,459	178,745	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.25		06/16/23	07/19/23	122,795	122,992	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.25		06/16/23	07/19/23	288,585	289,048	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.25		06/16/23	07/19/23	399,031	399,671	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.25		06/16/23	07/19/23	2,531,242	2,535,303	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.30		06/16/23	07/19/23	138,250	138,474	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.30		06/16/23	07/19/23	110,636	110,815	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.30		06/16/23	07/19/23	106,755	106,928	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.30		06/16/23	07/19/23	144,271	144,505	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.30		06/16/23	07/19/23	110,061	110,239	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.30		06/16/23	07/19/23	195,500	195,817	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.30		06/16/23	07/19/23	77,175	77,300	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.30		06/16/23	07/19/23	551,950	552,844	Corporate Bonds	Up to 30 Days

S C H E D U L E O F I N V E S T M E N T S	101

Schedule of Investments (unaudited) (continued) June 30, 2023	BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate		Trade Date	Maturity Date(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
BofA Securities, Inc.	5.30%		06/16/23	07/19/23	$164,315	$164,581	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.30		06/16/23	07/19/23	676,125	677,220	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.30		06/16/23	07/19/23	218,601	218,955	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.30		06/16/23	07/19/23	78,488	78,615	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.30		06/16/23	07/19/23	159,750	160,009	Corporate Bonds	Up to 30 Days
TD Securities (USA) LLC	5.40	(b)	06/20/23	Open	533,444	534,244	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.40	(b)	06/20/23	Open	392,947	393,537	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	(3.75)		06/21/23	07/18/23	92,625	92,577	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	4.50		06/21/23	07/18/23	56,445	56,508	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	4.50		06/21/23	07/18/23	310,000	310,349	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	5.20		06/21/23	07/18/23	165,000	165,214	Capital Trusts	Up to 30 Days
Barclays Capital, Inc.	5.20		06/21/23	07/18/23	726,000	726,944	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	5.30		06/21/23	07/18/23	251,180	251,513	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	5.30		06/21/23	07/18/23	1,446,052	1,447,968	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	5.30		06/21/23	07/18/23	245,279	245,604	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	5.30		06/21/23	07/18/23	265,488	265,839	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	5.30		06/21/23	07/18/23	562,650	563,395	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	5.30		06/21/23	07/18/23	250,100	250,431	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	5.30		06/21/23	07/18/23	290,734	291,119	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	5.30		06/21/23	07/18/23	339,527	339,977	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	5.30		06/21/23	07/18/23	601,735	602,532	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	5.30		06/21/23	07/18/23	883,125	884,295	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	5.35		06/21/23	07/18/23	160,250	160,464	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	5.25	(b)	06/21/23	Open	708,755	709,685	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	5.45	(b)	06/21/23	Open	72,765	72,864	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	5.50	(b)	06/21/23	Open	408,292	408,854	Corporate Bonds	Open/Demand
BNP Paribas SA	5.14	(b)	06/21/23	Open	109,311	109,452	Corporate Bonds	Open/Demand
BNP Paribas SA	5.14	(b)	06/21/23	Open	280,033	280,392	Corporate Bonds	Open/Demand
BNP Paribas SA	5.23	(b)	06/21/23	Open	380,736	381,234	Corporate Bonds	Open/Demand
BNP Paribas SA	5.24	(b)	06/21/23	Open	273,075	273,433	Corporate Bonds	Open/Demand
BNP Paribas SA	5.40	(b)	06/21/23	Open	407,415	407,965	Corporate Bonds	Open/Demand
BNP Paribas SA	5.43	(b)	06/21/23	Open	59,221	59,302	Corporate Bonds	Open/Demand
BNP Paribas SA	5.45	(b)	06/21/23	Open	585,570	586,368	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.10	(b)	06/21/23	Open	840,756	841,828	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.23	(b)	06/21/23	Open	152,950	153,150	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.23	(b)	06/21/23	Open	213,519	213,798	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.23	(b)	06/21/23	Open	341,250	341,696	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.23	(b)	06/21/23	Open	272,219	272,575	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.23	(b)	06/21/23	Open	190,193	190,441	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.32	(b)	06/21/23	Open	1,340,921	1,342,705	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.25	(b)	06/21/23	Open	219,821	220,110	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.25	(b)	06/21/23	Open	400,744	401,270	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.25	(b)	06/21/23	Open	798,750	799,798	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.25	(b)	06/21/23	Open	352,537	353,000	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.38	(b)	06/21/23	Open	587,536	588,326	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.40	(b)	06/21/23	Open	615,020	615,850	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.40	(b)	06/21/23	Open	427,511	428,088	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.40	(b)	06/21/23	Open	1,088,595	1,090,065	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.40	(b)	06/21/23	Open	270,143	270,507	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.40	(b)	06/21/23	Open	424,860	425,434	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.40	(b)	06/21/23	Open	860,320	861,481	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.40	(b)	06/21/23	Open	184,800	185,049	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.39	(b)	06/21/23	Open	542,715	543,446	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.39	(b)	06/21/23	Open	600,231	601,040	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.40	(b)	06/21/23	Open	87,763	87,881	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.45	(b)	06/21/23	Open	506,920	507,611	Corporate Bonds	Open/Demand
BNP Paribas SA	5.16	(b)	06/22/23	Open	351,067	351,470	Corporate Bonds	Open/Demand
BNP Paribas SA	5.16	(b)	06/22/23	Open	388,040	388,485	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.20	(b)	06/23/23	Open	1,127,200	1,128,503	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.20	(b)	06/23/23	Open	4,589,981	4,595,285	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.40	(b)	06/23/23	Open	171,275	171,323	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.24	(b)	06/23/23	Open	230,606	230,875	Corporate Bonds	Open/Demand

102	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2023	BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate		Trade Date	Maturity Date(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
TD Securities (USA) LLC	5.24	%(b)	06/23/23	Open	$334,588	$334,977	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.24	(b)	06/23/23	Open	239,375	239,654	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.24	(b)	06/23/23	Open	96,250	96,362	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.24	(b)	06/23/23	Open	168,656	168,853	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.24	(b)	06/23/23	Open	413,875	414,357	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.24	(b)	06/23/23	Open	94,250	94,360	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.24	(b)	06/23/23	Open	132,475	132,629	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.24	(b)	06/23/23	Open	157,343	157,526	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.24	(b)	06/23/23	Open	167,888	168,083	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.23	(b)	06/26/23	Open	226,100	226,297	Corporate Bonds	Open/Demand
BofA Securities, Inc.	4.45		06/27/23	07/19/23	408,750	408,902	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.07		06/27/23	07/19/23	597,500	597,752	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.10		06/27/23	07/19/23	253,045	253,153	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.35		06/27/23	07/19/23	469,500	469,709	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.25		06/27/23	07/21/23	107,250	107,288	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.25		06/27/23	07/21/23	132,250	132,297	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.75		06/27/23	07/21/23	156,750	156,812	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.05		06/27/23	07/21/23	163,750	163,819	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.05		06/27/23	07/21/23	196,875	196,958	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.15		06/27/23	07/21/23	154,421	154,487	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.25		06/27/23	07/21/23	290,250	290,377	Foreign Agency Obligations	Up to 30 Days
J.P. Morgan Securities LLC	5.25		06/27/23	07/21/23	153,500	153,567	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.25		06/27/23	07/21/23	241,875	241,981	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.25		06/27/23	07/21/23	160,750	160,820	Foreign Agency Obligations	Up to 30 Days
J.P. Morgan Securities LLC	5.25		06/27/23	07/21/23	155,750	155,818	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.25		06/27/23	07/21/23	155,952	156,020	Capital Trusts	Up to 30 Days
J.P. Morgan Securities LLC	5.25		06/27/23	07/21/23	147,500	147,565	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.40		06/27/23	07/21/23	64,250	64,279	Foreign Agency Obligations	Up to 30 Days
Nomura Securities International, Inc.	5.23	(b)	06/27/23	Open	199,260	199,347	Corporate Bonds	Open/Demand
BofA Securities, Inc.	3.00		06/28/23	07/19/23	121,338	121,358	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	3.50		06/28/23	07/19/23	221,448	221,491	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.20		06/28/23	07/19/23	454,984	455,115	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.20		06/28/23	07/19/23	735,051	735,264	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.25		06/28/23	07/19/23	471,902	472,040	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.25		06/28/23	07/19/23	269,555	269,634	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.25		06/28/23	07/19/23	485,940	486,082	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.25		06/28/23	07/19/23	97,763	97,791	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.25		06/28/23	07/19/23	313,230	313,321	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.25		06/28/23	07/19/23	921,690	921,959	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.25		06/28/23	07/19/23	202,946	203,005	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.25		06/28/23	07/19/23	1,058,929	1,059,238	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.25		06/28/23	07/19/23	176,138	176,189	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.25		06/28/23	07/19/23	755,580	755,800	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.25		06/28/23	07/19/23	239,020	239,090	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.25		06/28/23	07/19/23	126,500	126,537	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.25		06/28/23	07/19/23	460,892	461,027	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.30		06/28/23	07/19/23	1,110,000	1,110,327	Capital Trusts	Up to 30 Days
BofA Securities, Inc.	5.25		06/28/23	Open	648,420	648,609	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.20		06/29/23	07/19/23	934,780	935,050	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.20		06/29/23	07/19/23	434,730	434,793	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.25		06/29/23	07/19/23	335,887	335,985	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.28		06/29/23	07/19/23	259,170	259,208	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.28		06/29/23	07/19/23	805,057	805,294	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.30		06/29/23	07/19/23	1,422,900	1,419,487	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.35		06/29/23	07/19/23	375,570	375,682	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.35		06/29/23	07/19/23	2,315,400	2,315,744	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.40		06/29/23	07/21/23	515,456	515,611	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.40		06/29/23	07/21/23	411,920	412,044	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.40		06/29/23	07/21/23	294,158	294,246	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.40		06/29/23	07/21/23	276,281	276,364	Corporate Bonds	Up to 30 Days
Goldman Sachs & Co. LLC	5.30	(b)	06/29/23	Open	940,940	941,217	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.37	(b)	06/29/23	Open	573,495	573,581	Corporate Bonds	Open/Demand

S C H E D U L E O F I N V E S T M E N T S	103

Schedule of Investments (unaudited) (continued) June 30, 2023	BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate		Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements	(a)
Nomura Securities International, Inc.	5.37	%(b)	06/29/23	Open		$554,400	$554,483	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.37	(b)	06/29/23	Open		731,670	731,779	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.37	(b)	06/29/23	Open		760,197	760,311	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.37	(b)	06/29/23	Open		740,155	740,265	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.37	(b)	06/29/23	Open		598,785	598,874	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.38	(b)	06/29/23	Open		762,005	762,233	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.40	(b)	06/29/23	Open		156,420	156,467	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.30	(b)	06/29/23	Open		1,936,065	1,936,635	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.42	(b)	06/29/23	Open		842,380	842,634	Corporate Bonds	Open/Demand

						$238,091,391	$239,262,253

(a)	Certain agreements have no stated maturity and can be terminated by either party at any time.
(b)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
10-Year U.S. Ultra Long Treasury Note	54	09/20/23	$6,401	$(50,476)
2-Year U.S. Treasury Note	222	09/29/23	45,153	(625,381)
5-Year U.S. Treasury Note	1,042	09/29/23	111,641	(1,837,716)

				(2,513,573)

Short Contracts
10-Year Japanese Government Treasury Bonds	16	09/12/23	16,472	(72,932)
10-Year U.S. Treasury Note	239	09/20/23	26,843	452,824
U.S. Long Bond	135	09/20/23	17,162	(65,724)
Ultra U.S. Treasury Bond	39	09/20/23	5,313	(45,569)

				268,599

				$(2,244,974)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	6,275,905	EUR	5,719,000	BNP Paribas SA	09/20/23	$11,468
USD	899,827	EUR	820,000	State Street Bank and Trust Co.	09/20/23	1,622
USD	698,848	GBP	545,000	BNP Paribas SA	09/20/23	6,551
USD	1,057,821	GBP	825,000	State Street Bank and Trust Co.	09/20/23	9,849
USD	180,471	JPY	25,170,000	The Bank of New York Mellon	09/20/23	3,945

						33,435

USD	272,217	EUR	251,524	Toronto-Dominion Bank	09/14/23	(3,211)
JPY	25,170,940	USD	178,551	Toronto-Dominion Bank	09/20/23	(2,019)
USD	107,573	EUR	100,000	Morgan Stanley & Co. International PLC	09/20/23	(1,965)
USD	120,659	GBP	96,000	Bank of America N.A.	09/20/23	(1,286)
USD	122,830	GBP	97,000	State Street Bank and Trust Co.	09/20/23	(386)

						(8,867)

						$24,568

104	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2023	BlackRock Limited Duration Income Trust (BLW)

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Termination Date	Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.40.V1	5.00%	Quarterly	06/20/28	USD 3,650	$(108,536)	$3,555	$(112,091)
CDX.NA.IG.40.V1	1.00	Quarterly	06/20/28	USD 21,170	(324,363)	(140,920)	(183,443)

					$(432,899)	$(137,365)	$(295,534)

Centrally Cleared Interest Rate Swaps

									Upfront Premium	Unrealized
Paid by the Fund		Received by the Fund		Effective	Termination	Notional			Paid	Appreciation

Rate	Frequency	Rate	Frequency	Date	Date	Amount (000)		Value	(Received)	(Depreciation)
1-Day SOFR, 1.09%	Annual	3.32%	Annual	N/A	11/28/42	USD	4,800	$(114,096)	$113	$(114,209)
1-Day SOFR, 1.09%	Annual	3.31%	Annual	N/A	12/01/42	USD	1,600	(39,912)	38	(39,950)

								$(154,008)	$151	$(154,159)

OTC Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating	(a)		Notional Amount (000)	(b)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Casino, Guichard-Perrachon S.A.	5.00%	Quarterly	BNP Paribas SA	12/20/23	CC		EUR	6		$(6,042)	$(297)	$(5,745)
Thyssenkrupp AG	1.00	Quarterly	Bank of America N.A.	12/20/23	BB		EUR	20		43	(196)	239
Virgin Media Finance PLC	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/25	B		EUR	10		557	720	(163)
Jaguar Land Rover Automotive PLC	5.00	Quarterly	Bank of America N.A.	06/20/26	BB-		EUR	15		185	(394)	579
Jaguar Land Rover Automotive PLC	5.00	Quarterly	Bank of America N.A.	12/20/26	BB-		EUR	20		(86)	(617)	531
Jaguar Land Rover Automotive PLC	5.00	Quarterly	Barclays Bank PLC	12/20/26	BB-		EUR	10		(44)	316	(360)
Jaguar Land Rover Automotive PLC	5.00	Quarterly	Credit Suisse International	12/20/26	BB-		EUR	10		(43)	325	(368)
K&S AG	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/26	BBB-		EUR	10		1,198	636	562
CMA CGM SA	5.00	Quarterly	Credit Suisse International	06/20/27	NR		EUR	30		2,901	1,112	1,789
Ladbrokes Coral Group Ltd.	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/27	BB		EUR	10		(188)	(898)	710
Ladbrokes Coral Group Ltd.	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/27	BB		EUR	40		(752)	(5,728)	4,976
Adler Real Estate AG	5.00	Quarterly	Bank of America N.A.	12/20/27	CCC+		EUR	7		(1,798)	(1,525)	(273)
Adler Real Estate AG	5.00	Quarterly	Barclays Bank PLC	12/20/27	CCC+		EUR	4		(1,081)	(902)	(179)
Adler Real Estate AG	5.00	Quarterly	Barclays Bank PLC	12/20/27	CCC+		EUR	12		(3,036)	(2,532)	(504)
Adler Real Estate AG	5.00	Quarterly	Citibank N.A.	12/20/27	CCC+		EUR	4		(881)	(755)	(126)
Adler Real Estate AG	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/27	CCC+		EUR	8		(1,845)	(1,572)	(273)
			Morgan Stanley & Co.
Adler Real Estate AG	5.00	Quarterly	International PLC	12/20/27	CCC+		EUR	5		(1,337)	(1,123)	(214)
United Group B.V.	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/27	B		EUR	22		(2,163)	(3,301)	1,138
Casino, Guichard-Perrachon S.A.	5.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/28	CC		EUR	6		(6,123)	(4,527)	(1,596)
			Morgan Stanley & Co.
K&S AG	5.00	Quarterly	International PLC	06/20/28	BBB-		EUR	10		1,352	1,058	294
Ladbrokes Coral Group Ltd.	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/28	BB		EUR	9		(320)	(620)	300
			Morgan Stanley & Co.
CMBX.NA.15	3.00	Monthly	International PLC	11/15/64	N/R		USD	2,318		(669,226)	(432,373)	(236,853)

										$(688,729)	$(453,193)	$(235,536)

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

S C H E D U L E O F I N V E S T M E N T S	105

Schedule of Investments (unaudited) (continued) June 30, 2023	BlackRock Limited Duration Income Trust (BLW)

Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps and OTC Swaps

Description	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation
Centrally Cleared Swaps(a)	$3,706	$(140,920)	$—	$(449,693)
OTC Swaps	4,167	(457,360)	11,118	(246,654)

(a)

Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$—	$—	$452,824	$—	$452,824
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	33,435	—	—	33,435
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums paid	—	15,285	—	—	—	—	15,285

	$—	$15,285	$—	$33,435	$452,824	$—	$501,544

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$—	$—	$2,697,798	$—	$2,697,798
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	8,867	—	—	8,867
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps(a)	—	295,534	—	—	154,159	—	449,693
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums received	—	704,014	—	—	—	—	704,014

	$—	$999,548	$—	$8,867	$2,851,957	$—	$3,860,372

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended June 30, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$—	$—	$(3,738,095)	$—	$(3,738,095)
Forward foreign currency exchange contracts	—	—	—	(102,021)	—	—	(102,021)
Swaps	—	(690,680)	—	—	2,662,652	—	1,971,972

	$—	$(690,680)	$—	$(102,021)	$(1,075,443)	$—	$(1,868,144)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$—	$—	$(3,038,412)	$—	$(3,038,412)
Forward foreign currency exchange contracts	—	—	—	47,501	—	—	47,501
Swaps	—	88,979	—	—	(2,458,824)	—	(2,369,845)

	$—	$88,979	$—	$47,501	$(5,497,236)	$—	$(5,360,756)

106	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2023	BlackRock Limited Duration Income Trust (BLW)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$239,197,460
Average notional value of contracts — short	$76,742,540
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$9,723,873
Average amounts sold — in USD	$193,740
Credit default swaps:
Average notional value — buy protection	$24,460,000
Average notional value — sell protection	$2,628,500
Interest rate swaps:
Average notional value — pays fixed rate	$—	(a)
Average notional value — receives fixed rate	$6,400,000

(a)	Derivative not held at any quarter-end. The risk exposure table serves as an indicator of activity during the period.

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments — Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities
Derivative Financial Instruments
Futures contracts	$85,603	$199,354
Forward foreign currency exchange contracts	33,435	8,867
Swaps — centrally cleared	—	23,590
Swaps — OTC(a)	15,285	704,014

Total derivative assets and liabilities in the Statements of Assets and Liabilities	134,323	935,825

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(85,603)	(222,944)

Total derivative assets and liabilities subject to an MNA	$48,720	$712,881

(a)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums (paid/received) in the Statements of Assets and Liabilities.

The following table presents the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received (and pledged) by the Fund:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets	(b)(c)
Bank of America N.A.	$1,349	$(1,349)	$—	$—	$—
Barclays Bank PLC	316	(316)	—	—	—
BNP Paribas SA	18,019	(6,042)	—	—	11,977
Credit Suisse International	3,226	(368)	—	—	2,858
JPMorgan Chase Bank N.A.	9,042	(9,042)	—	—	—
Morgan Stanley & Co. International PLC	1,352	(1,352)	—	—	—
State Street Bank and Trust Co.	11,471	(386)	—	—	11,085
The Bank of New York Mellon	3,945	—	—	—	3,945

	$48,720	$(18,855)	$—	$—	$29,865

S C H E D U L E O F I N V E S T M E N T S	107

Schedule of Investments (unaudited) (continued) June 30, 2023	BlackRock Limited Duration Income Trust (BLW)

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-Cash Collateral Pledged	Cash Collateral Pledged (d)	Net Amount of Derivative Liabilities	(b)(e)
Bank of America N.A.	$4,291	$(1,349)	$—	$—	$2,942
Barclays Bank PLC	4,477	(316)	—	(4,161)	—
BNP Paribas SA	6,042	(6,042)	—	—	—
Citibank N.A.	881	—	—	—	881
Credit Suisse International	368	(368)	—	—	—
JPMorgan Chase Bank N.A.	18,678	(9,042)	—	—	9,636
Morgan Stanley & Co. International PLC	672,528	(1,352)	—	(460,000)	211,176
State Street Bank and Trust Co.	386	(386)	—	—	—
Toronto-Dominion Bank	5,230	—	—	—	5,230

	$712,881	$(18,855)	$—	$(464,161)	$229,865

(a)	The amount of derivatives available for offset is limited to the amount of derivative asset and/or liabilities that are subject to an MNA.
(b)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(c)	Net amount represents the net amount receivable from the counterparty in the event of default.
(d)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(e)	Net amount represents the net amount payable due to counterparty in the event of default.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$32,728,076	$858,419	$33,586,495
Common Stocks	—	172,652	5,467	178,119
Corporate Bonds
Aerospace & Defense	—	14,858,755	—	14,858,755
Automobile Components	—	6,329,468	—	6,329,468
Automobiles	—	7,076,700	—	7,076,700
Banks	—	2,901,002	—	2,901,002
Beverages	—	9,995,607	—	9,995,607
Biotechnology	—	98,632	—	98,632
Broadline Retail	—	114,487	—	114,487
Building Materials	—	5,490,969	—	5,490,969
Building Products	—	4,313,583	—	4,313,583
Capital Markets	—	6,014,970	—	6,014,970
Chemicals	—	7,950,940	—	7,950,940
Commercial Services & Supplies	—	7,492,895	—	7,492,895
Communications Equipment	—	2,250,760	—	2,250,760
Construction Materials	—	497,278	—	497,278
Consumer Discretionary	—	10,603,933	—	10,603,933
Consumer Finance	—	8,448,738	—	8,448,738
Consumer Staples Distribution & Retail	—	4,049,891	—	4,049,891
Containers & Packaging	—	2,666,621	—	2,666,621
Diversified Consumer Services	—	8,889,013	—	8,889,013
Diversified REITs	—	4,535,149	—	4,535,149
Diversified Telecommunication Services	—	9,520,476	—	9,520,476
Electric Utilities	—	3,906,961	—	3,906,961
Electrical Equipment	—	1,573,895	—	1,573,895
Electronic Equipment, Instruments & Components	—	1,454,094	—	1,454,094
Energy Equipment & Services	—	3,321,387	—	3,321,387
Environmental, Maintenance & Security Service	—	4,313,981	—	4,313,981
Financial Services	—	8,650,760	—	8,650,760
Food Products	—	3,348,592	—	3,348,592

108	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2023	BlackRock Limited Duration Income Trust (BLW)

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Corporate Bonds (continued)
Gas Utilities	$—	$340,496	$—	$340,496
Ground Transportation	—	1,914,079	—	1,914,079
Health Care Equipment & Supplies	—	1,185,020	—	1,185,020
Health Care Providers & Services	—	12,923,123	—	12,923,123
Health Care Technology	—	3,162,053	—	3,162,053
Hotels, Restaurants & Leisure	—	16,623,520	—	16,623,520
Household Durables	—	2,686,765	—	2,686,765
Household Products	—	176,605	—	176,605
Independent Power and Renewable Electricity Producers	—	3,486,357	—	3,486,357
Industrial Conglomerates	—	173,937	—	173,937
Insurance	—	9,685,208	—	9,685,208
Interactive Media & Services	—	838,253	—	838,253
Internet Software & Services	—	4,936,424	—	4,936,424
IT Services	—	4,515,445	—	4,515,445
Leisure Products	—	426,268	—	426,268
Machinery	—	5,118,693	—	5,118,693
Marine Transportation	—	164,929	—	164,929
Media	—	33,276,687	—	33,276,687
Metals & Mining	—	9,097,414	—	9,097,414
Multi-Utilities	—	1,147,609	—	1,147,609
Offshore Drilling & Other Services	—	2,109,853	—	2,109,853
Oil, Gas & Consumable Fuels	87,028	44,226,502	1,159,163	45,472,693
Passenger Airlines	—	6,367,212	—	6,367,212
Pharmaceuticals	—	5,131,530	—	5,131,530
Real Estate	—	90,042	—	90,042
Real Estate Management & Development	—	2,280,988	—	2,280,988
Semiconductors & Semiconductor Equipment	—	4,561,198	—	4,561,198
Software	—	11,811,011	—	11,811,011
Specialized REITs	—	1,078,201	—	1,078,201
Specialty Retail	—	1,224,040	—	1,224,040
Technology Hardware, Storage & Peripherals	—	1,233,020	—	1,233,020
Textiles, Apparel & Luxury Goods	—	645,493	—	645,493
Transportation Infrastructure	—	1,180,758	—	1,180,758
Wireless Telecommunication Services	—	4,638,810	—	4,638,810
Floating Rate Loan Interests	—	269,785,516	9,253,407	279,038,923
Foreign Agency Obligations	—	3,725,655	—	3,725,655
Investment Companies	4,849,741	—	—	4,849,741
Non-Agency Mortgage-Backed Securities	—	15,243,636	—	15,243,636
Other Interests	—	—	—	—
Preferred Securities
Capital Trusts	—	18,133,601	—	18,133,601
Preferred Stocks	6,215,978	—	—	6,215,978
U.S. Government Sponsored Agency Securities	—	27,447,505	—	27,447,505
Warrants	4,092	—	—	4,092
Unfunded Floating Rate Loan Interests(a)	—	19,186	—	19,186
Liabilities
Unfunded Floating Rate Loan Interests(a)	—	(3,278)	—	(3,278)

	$11,156,839	$716,379,629	$11,276,456	738,812,924

Investments Valued at NAV(b)				1,392

				$738,814,316

Derivative Financial Instruments(c)
Assets
Credit Contracts	$—	$11,118	$—	$11,118
Foreign Currency Exchange Contracts	—	33,435	—	33,435
Interest Rate Contracts	452,824	—	—	452,824
Liabilities
Credit Contracts	—	(542,188)	—	(542,188)

S C H E D U L E O F I N V E S T M E N T S	109

Schedule of Investments (unaudited) (continued) June 30, 2023	BlackRock Limited Duration Income Trust (BLW)

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Liabilities (continued)
Foreign Currency Exchange Contracts	$—	$(8,867)	$—	$(8,867)
Interest Rate Contracts	(2,697,798)	(154,159)	—	(2,851,957)

	$(2,244,974)	$(660,661)	$—	$(2,905,635)

(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)	Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(c)

Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial statement purposes. As of period end, reverse repurchase agreements of $239,262,253 are categorized as Level 2 within the fair value hierarchy.

A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Non-Agency Mortgage-Backed Securities	Other Interests		Total
Assets
Opening balance, as of December 31, 2022	$1,354,025	$6,098	$1,198,484	$3,710,331	$384,933	$—	(a)	$6,653,871
Transfers into Level 3(b)	—	—	—	5,046,841	—	—		5,046,841
Transfers out of Level 3(c)	(500,000)	—	—	(735,661)	(384,933)	—		(1,620,594)
Accrued discounts/premiums	(16,047)	—	—	94,522	—	—		78,475
Net realized gain (loss)	—	(100,300)	—	(43,707)	—	—		(144,007)
Net change in unrealized appreciation (depreciation)(d)(e)	20,441	100,056	(20,539)	171,940	—	—		271,898
Purchases	—	—	—	2,684,080	—	—		2,684,080
Sales	—	(387)	(18,782)	(1,674,939)	—	—		(1,694,108)

Closing balance, as of June 30, 2023	$858,419	$5,467	$1,159,163	$9,253,407	$—	$—	(a)	$11,276,456

Net change in unrealized appreciation (depreciation) on investments still held at June 30, 2023(e)	$20,441	$—	$(20,539)	$145,597	$—	$—		$145,499

(a)	Rounds to less than $1.
(b)

As of December 31, 2022, the Fund used observable inputs in determining the value of certain investments. As of June 30, 2023, the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 2 to Level 3 in the disclosure hierarchy.

(c)

As of December 31, 2022, the Fund used significant unobservable inputs in determining the value of certain investments. As of June 30, 2023, the Fund used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the disclosure hierarchy.

(d)	Included in the related net change in unrealized appreciation (depreciation) in the Statements of Operations.
(e)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at June 30, 2023 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s financial instruments that are categorized as Level 3 were valued utilizing third-party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third-party information could result in a significantly lower or higher value of such Level 3 financial instruments.

See notes to financial statements.

110	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities (unaudited)

June 30, 2023

	DSU	FRA	BKT	BLW

ASSETS
Investments, at value — unaffiliated(a)	$632,043,847	$593,796,833	$426,051,401	$738,798,408
Investments, at value — affiliated(b)	1,501,400	5,254,900	6,098,856	—
Cash	1,976,150	1,051,332	—	41,855
Cash pledged:
Collateral — reverse repurchase agreements	—	—	390,000	1,468,704
Collateral — OTC derivatives	—	—	—	470,000
Futures contracts	—	—	862,000	1,238,470
Centrally cleared swaps	360,000	398,000	1,000	1,028,000
Foreign currency, at value(c)	—	35,192	—	—
Receivables:
Investments sold	3,901,335	3,718,150	5,159	2,875,423
Reverse repurchase agreements	—	—	—	6,890,640
Dividends — unaffiliated	—	—	—	43,103
Dividends — affiliated	1,765	62	15,951	7,243
Interest — unaffiliated	4,498,747	3,481,697	3,506,913	8,578,156
Principal paydowns	1,101	—	—	—
Variation margin on futures contracts	—	—	—	85,603
Variation margin on centrally cleared swaps	29,406	32,533	71	—
Swap premiums paid	1,181	—	—	4,167
Unrealized appreciation on:
Forward foreign currency exchange contracts	23,917	23,847	—	33,435
OTC swaps	1,758	—	—	11,118
Unfunded floating rate loan interests	—	—	—	19,186
Deferred offering costs	225,369	9,048	115,813	110,250

Total assets	644,565,976	607,801,594	437,047,164	761,703,761

LIABILITIES
Foreign bank overdraft(d)	5,570	—	—	14,033
Due to broker	673,000	—	—	—
Cash received as collateral for OTC derivatives	—	—	470,000	—
Borrowed bonds, at value(e)	—	—	754,268	—
Reverse repurchase agreements, at value	—	—	120,590,636	239,262,253
Payables:
Investments purchased	5,196,705	5,175,462	41,207,228	29,540,083
Reverse repurchase agreements	—	—	—	3,308,527
Accounting services fees	42,548	40,489	29,934	46,999
Administration fees	—	—	69,585	—
Bank borrowings	137,000,000	138,000,000	—	—
Custodian fees	22,130	11,659	6,430	30,680
Income dividend distributions	75,633	120,396	50,877	121,885
Interest expense and fees	727,919	727,768	1,198	—
Investment advisory fees	578,540	741,574	301,016	661,260
Offering costs	1,830	—	—	8,226
Directors’ and Officer’s fees	299,746	414	142,890	375,265
Other accrued expenses	64,635	6,437	20,104	63,721
Principal payups	—	—	1,643,439	63,051
Professional fees	58,487	66,817	44,697	64,228
Transfer agent fees	34,339	25,891	25,125	27,586
Variation margin on futures contracts	—	—	127,542	199,354
Variation margin on centrally cleared swaps	—	—	—	23,590
Swap premiums received	6,031	—	—	457,360
Unrealized depreciation on:
Forward foreign currency exchange contracts	3,670	—	—	8,867
OTC swaps	6,716	—	—	246,654
Unfunded floating rate loan interests	19,097	21,575	—	3,278

Total liabilities	144,816,596	144,938,482	165,484,969	274,526,900

Commitments and contingent liabilities
NET ASSETS	$499,749,380	$462,863,112	$271,562,195	$487,176,861

F I N A N C I A L S T A T E M E N T S	111

Statements of Assets and Liabilities (unaudited) (continued)

June 30, 2023

	DSU	FRA	BKT	BLW

NET ASSETS CONSIST OF
Paid-in capital(f)(g)(h)	$652,300,917	$538,835,342	$442,919,350	$618,119,596
Accumulated loss	(152,551,537)	(75,972,230)	(171,357,155)	(130,942,735)

NET ASSETS	$499,749,380	$462,863,112	$271,562,195	$487,176,861

Net asset value(f)(g)(h)	$10.72	$13.14	$12.74	$13.64

(a) Investments, at cost — unaffiliated	$675,465,379	$616,770,363	$475,634,069	$782,839,746
(b) Investments, at cost — affiliated	$1,518,400	$5,273,897	$6,098,856	$—
(c) Foreign currency, at cost	$—	$35,062	$—	$—
(d) Foreign bank overdraft, at cost	$5,581	$—	$—	$13,235
(e) Proceeds received from borrowed bonds	$—	$—	$842,347	$—
(f) Shares outstanding	46,610,312	35,232,197	21,307,672	35,711,253
(g) Shares authorized	400 million	200 million	200 million	Unlimited
(h) Par value	$0.10	$0.10	$0.010	$0.001

See notes to financial statements.

112	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations (unaudited)

Six Months Ended June 30, 2023

	DSU	FRA	BKT	BLW

INVESTMENT INCOME
Dividends — unaffiliated	$47,433	$56,919	$—	$399,102
Dividends — affiliated	59,951	135,087	141,813	59,588
Interest — unaffiliated	27,684,364	26,980,800	7,799,514	26,593,166
Other income — unaffiliated	267,638	374,239	—	241,095
Foreign taxes withheld	(4,883)	—	—	(5,185)

Total investment income	28,054,503	27,547,045	7,941,327	27,287,766

EXPENSES
Investment advisory	1,714,645	2,214,861	908,113	1,997,948
Professional	59,846	47,119	36,984	55,148
Accounting services	48,131	46,095	33,088	53,778
Transfer agent	38,725	26,425	38,490	36,480
Directors and Officer	25,142	12,696	14,145	29,164
Custodian	24,462	10,478	9,177	32,445
Registration	7,872	5,953	16,890	6,036
Printing and postage	1,501	7,277	4,518	4,467
Administration	—	—	209,565	—
Miscellaneous	25,391	8,735	17,080	51,610

Total expenses excluding interest expense	1,945,715	2,379,639	1,288,050	2,267,076
Interest expense and fees	3,829,766	3,908,569	2,950,202	6,062,145

Total expenses	5,775,481	6,288,208	4,238,252	8,329,221
Less:
Fees waived and/or reimbursed by the Manager	(4,411)	(17,687)	(2,256)	(1,005)

Total expenses after fees waived and/or reimbursed	5,771,070	6,270,521	4,235,996	8,328,216

Net investment income	22,283,433	21,276,524	3,705,331	18,959,550

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(6,314,017)	(2,470,053)	(15,209,797)	(12,989,713)
Investments — affiliated	(45,666)	(37,207)	—	—
Forward foreign currency exchange contracts	(53,804)	(98,893)	—	(102,021)
Foreign currency transactions	(108,021)	(14,745)	—	(37,946)
Futures contracts	—	—	682,998	(3,738,095)
Swaps	99,148	120,142	(16)	1,971,972

	(6,422,360)	(2,500,756)	(14,526,815)	(14,895,803)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	20,117,677	14,339,515	14,653,890	26,847,237
Investments — affiliated	(17,000)	(35,760)	—	—
Borrowed bonds	—	—	(19,235)	—
Forward foreign currency exchange contracts	18,089	6,962	—	47,501
Foreign currency translations	99	2,744	—	11,761
Futures contracts	—	—	(55,430)	(3,038,412)
Swaps	134,250	143,402	43	(2,369,845)
Unfunded floating rate loan interests	23,287	26,911	—	47,313

	20,276,402	14,483,774	14,579,268	21,545,555

Net realized and unrealized gain	13,854,042	11,983,018	52,453	6,649,752

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$36,137,475	$33,259,542	$3,757,784	$25,609,302

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	113

Statements of Changes in Net Assets

	DSU			FRA
	Six Months Ended 06/30/23 (unaudited)		Year Ended 12/31/22	Six Months Ended 06/30/23 (unaudited)		Year Ended 12/31/22

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$22,283,433		$33,524,702	$21,276,524		$29,462,918
Net realized loss		(6,422,360)	(9,343,061)		(2,500,756)	(6,501,067)
Net change in unrealized appreciation (depreciation)	20,276,402		(43,923,145)	14,483,774		(32,309,384)

Net increase (decrease) in net assets resulting from operations	36,137,475		(19,741,504)	33,259,542		(9,347,533)

DISTRIBUTIONS TO SHAREHOLDERS(a)
From net investment income	(22,953,248	)(b)	(31,579,170)	(21,583,948	)(b)	(27,297,906)
Return of capital	—		(838,309)	—		—

Decrease in net assets resulting from distributions to shareholders		(22,953,248)	(32,417,479)		(21,583,948)	(27,297,906)

CAPITAL SHARE TRANSACTIONS
Reinvestment of distributions	—		43,132	—		—

NET ASSETS
Total increase (decrease) in net assets	13,184,227		(52,115,851)	11,675,594		(36,645,439)
Beginning of period	486,565,153		538,681,004	451,187,518		487,832,957

End of period	$499,749,380		$486,565,153	$462,863,112		$451,187,518

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

See notes to financial statements.

114	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

	BKT			BLW
	Six Months Ended 06/30/23 (unaudited)		Year Ended 12/31/22	Six Months Ended 06/30/23 (unaudited)		Year Ended 12/31/22

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$3,705,331		$9,190,557	$18,959,550		$34,564,968
Net realized loss		(14,526,815)	(2,021,958)		(14,895,803)	(29,094,666)
Net change in unrealized appreciation (depreciation)	14,579,268		(67,003,293)	21,545,555		(71,493,091)

Net increase (decrease) in net assets resulting from operations	3,757,784		(59,834,694)	25,609,302		(66,022,789)

DISTRIBUTIONS TO SHAREHOLDERS(a)
From net investment income	(11,275,720	)(b)	(10,487,125)	(21,019,644	)(b)	(32,930,219)
Return of capital	—		(11,460,544)	—		(5,605,804)

Decrease in net assets resulting from distributions to shareholders		(11,275,720)	(21,947,669)		(21,019,644)	(38,536,023)

CAPITAL SHARE TRANSACTIONS
Reinvestment of distributions	45,446		64,960	—		—

NET ASSETS
Total increase (decrease) in net assets		(7,472,490)	(81,717,403)	4,589,658		(104,558,812)
Beginning of period	279,034,685		360,752,088	482,587,203		587,146,015

End of period	$271,562,195		$279,034,685	$487,176,861		$482,587,203

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	115

Statements of Cash Flows (unaudited)

Six Months Ended June 30, 2023

	DSU	FRA	BKT	BLW

CASH PROVIDED BY (USED FOR) OPERATING ACTIVITIES
Net increase in net assets resulting from operations	$36,137,475	$33,259,542	$3,757,784	$25,609,302
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
Proceeds from sales of long-term investments and principal paydowns/payups	121,627,282	86,726,201	543,130,453	459,916,818
Purchases of long-term investments	(95,960,831)	(78,684,256)	(542,370,828)	(415,412,992)
Net proceeds from sales (purchases) of short-term securities	471,074	—	(341,842)	1,384,252
Amortization of premium and accretion of discount on investments and other fees	(945,616)	(726,264)	3,419,395	(826,209)
Paid-in-kind income	(48,849)	33,647	—	(29,685)
Net realized loss on investments	6,359,737	2,507,260	15,209,797	12,929,003
Net unrealized appreciation on investments, swaps, borrowed bonds, foreign currency translations and unfunded floating rate loan interests	(20,143,556)	(14,355,117)	(14,634,655)	(26,907,459)
(Increase) Decrease in Assets
Receivables
Dividends — affiliated	5,450	3,914	12,603	4,060
Dividends — unaffiliated	—	—	—	27,930
Interest — unaffiliated	(411,376)	(725,402)	(461,031)	(534,370)
Variation margin on futures contracts	—	—	278,672	319,532
Variation margin on centrally cleared swaps	(29,392)	(32,519)	(35)	16,642
Swap premiums paid	768	—	—	436
Prepaid expenses	4,079	3,771	17,232	3,938
Deferred offering costs	(125,426)	—	—	—
Increase (Decrease) in Liabilities
Due to broker	673,000	—	—	—
Cash received
Collateral — reverse repurchase agreements	—	—	—	(294,376)
Collateral — OTC derivatives	—	—	470,000	—
Collateral — TBA commitments	—	—	(2,152,000)	—
Payables
Accounting services fees	6,964	6,875	4,781	8,677
Administration fees	—	—	33,207	—
Custodian fees	5,131	(6,202)	(1,539)	157
Interest expense and fees	(65,182)	27,928	(161,995)	242,219
Investment advisory fees	269,514	355,490	143,880	303,053
Directors’ and Officer’s fees	(13,824)	(157)	(29,451)	(12,103)
Other accrued expenses	9,663	(12,970)	2,688	(6,592)
Professional fees	(43,474)	(56,546)	(40,157)	(49,751)
Transfer agent fees	5,232	5,866	1,776	4,197
Variation margin on futures contracts	—	—	24,278	(262,652)
Variation margin on centrally cleared swaps	—	—	—	23,590
Swap premiums received	(511)	—	—	(225,636)

Net cash provided by operating activities	47,787,332	28,331,061	6,313,013	56,231,981

CASH PROVIDED BY (USED FOR) FINANCING ACTIVITIES
Cash dividends paid to shareholders	(22,877,615)	(21,463,552)	(11,179,397)	(20,897,759)
Payments for offering costs	1,830	—	—	—
Payments for bank borrowings	(93,000,000)	(67,000,000)	—	—
Proceeds from bank borrowings	66,000,000	58,000,000	—	—
Increase (decrease) in bank overdraft	5,570	—	(878)	14,033
Net borrowing of reverse repurchase agreements	—	—	4,989,002	(40,400,764)

Net cash used for financing activities	(49,870,215)	(30,463,552)	(6,191,273)	(61,284,490)

CASH IMPACT FROM FOREIGN EXCHANGE FLUCTUATIONS
Cash impact from foreign exchange fluctuations	(10)	122	—	(1,064)

116	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Cash Flows (unaudited) (continued)

Six Months Ended June 30, 2023

	DSU	FRA	BKT	BLW

CASH AND FOREIGN CURRENCY
Net increase (decrease) in restricted and unrestricted cash and foreign currency	$(2,082,893)	$(2,132,369)	$121,740	$(5,053,573)
Restricted and unrestricted cash and foreign currency at beginning of period	4,419,043	3,616,893	1,131,260	9,300,602

Restricted and unrestricted cash and foreign currency at end of period	$2,336,150	$1,484,524	$1,253,000	$4,247,029

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash paid during the period for interest expense	$3,894,948	$3,880,641	$3,112,197	$5,819,926

NON-CASH FINANCING ACTIVITIES
Reinvestment of distributions	$—	$—	$45,446	$—

RECONCILIATION OF RESTRICTED AND UNRESTRICTED CASH AT THE END OF PERIOD TO THE STATEMENTS OF ASSETS AND LIABILITIES
Cash	$1,976,150	$1,051,332	$—	$41,855
Cash pledged
Collateral — reverse repurchase agreements	—	—	390,000	1,468,704
Collateral — OTC derivatives	—	—	—	470,000
Futures contracts	—	—	862,000	1,238,470
Centrally cleared swaps	360,000	398,000	1,000	1,028,000
Foreign currency at value	—	35,192	—	—

	$2,336,150	$1,484,524	$1,253,000	$4,247,029

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	117

Financial Highlights

(For a share outstanding throughout each period)

	DSU
	Six Months Ended 06/30/23 (unaudited)		Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Period from 03/01/19 to 12/31/19		Year Ended 02/28/19	Year Ended 02/28/18(a)
Net asset value, beginning of period	$10.44		$11.56	$11.55	$12.25	$12.16		$12.62	$12.70

Net investment income(b)	0.48		0.72	0.61	0.63	0.64		0.79	0.78
Net realized and unrealized gain (loss)	0.29		(1.14)	0.13	(0.50)	0.21		(0.43)	(0.04)

Net increase (decrease) from investment operations	0.77		(0.42)	0.74	0.13	0.85		0.36	0.74

Distributions(c)
From net investment income	(0.49	)(d)	(0.68)	(0.62)	(0.61)		(0.73)	(0.82)	(0.82)
Return of capital	—		(0.02)	(0.11)	(0.22)		(0.03)	—	—

Total distributions		(0.49)	(0.70)	(0.73)	(0.83)		(0.76)	(0.82)	(0.82)

Net asset value, end of period	$10.72		$10.44	$11.56	$11.55	$12.25		$12.16	$12.62

Market price, end of period	$9.79		$9.20	$11.70	$10.45	$11.20		$10.78	$11.47

Total Return(e)
Based on net asset value	8.00	%(f)	(2.97)%	6.67%	2.57%	8.03	%(f)	3.86%	6.60	%(g)

Based on market price	11.92	%(f)	(15.51)%	19.33%	1.50%	11.42	%(f)	1.30%	5.35%

Ratios to Average Net Assets(h)
Total expenses	2.35	%(i)	1.90%	1.34%	1.48%	2.21	%(i)(j)	2.23%	1.86%

Total expenses after fees waived and/or reimbursed	2.35	%(i)	1.90%	1.34%	1.47%	2.21	%(i)(j)	2.23%	1.85%

Total expenses after fees waived and/or reimbursed and excluding interest expense and fees	0.79	%(i)	0.84%	0.92%	0.91%	0.92	%(i)	0.96%	0.94%

Net investment income	9.06	%(i)	6.65%	5.21%	5.65%	6.25	%(i)	6.40%	6.12%

Supplemental Data
Net assets, end of period (000)	$499,749		$486,565	$538,681	$537,959	$605,240		$641,220	$742,204

Borrowings outstanding, end of period (000)	$137,000		$164,000	$248,000	$229,000	$262,000		$278,000	$338,000

Asset coverage, end of period per $1,000 of bank borrowings(k)	$4,648		$3,967	$3,172	$3,349	$3,310		$3,308	$3,196

Portfolio turnover rate		16%	18%	47%	67%		53%	62%	59%

(a)	Consolidated Financial Highlights through November 30, 2017.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)

Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions at actual reinvestment prices.

(f)	Not annualized.
(g)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(h)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)	Annualized.
(j)

Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 2.23%.

(k)

Calculated by subtracting the Fund’s total liabilities (not including bank borrowings) from the Fund’s total assets and dividing this by the amount of bank borrowings, and by multiplying the results by 1,000.

See notes to financial statements.

118	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	FRA
	Six Months Ended 06/30/23 (unaudited)		Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Period from 09/01/19 to 12/31/19		Year Ended 08/31/19	Year Ended 08/31/18(a)
Net asset value, beginning of period	$12.81		$13.85	$13.81	$14.55	$14.49		$14.92	$14.93

Net investment income(b)	0.60		0.84	0.67	0.69	0.25		0.84	0.79
Net realized and unrealized gain (loss)	0.34		(1.11)	0.17	(0.51)	0.19		(0.40)	(0.06)

Net increase (decrease) from investment operations	0.94		(0.27)	0.84	0.18	0.44		0.44	0.73

Distributions(c)
From net investment income	(0.61	)(d)	(0.77)	(0.67)	(0.70)		(0.38)	(0.87)	(0.74)
Return of capital	—		—	(0.13)	(0.22)	—		—	—

Total distributions		(0.61)	(0.77)	(0.80)	(0.92)		(0.38)	(0.87)	(0.74)

Net asset value, end of period	$13.14		$12.81	$13.85	$13.81	$14.55		$14.49	$14.92

Market price, end of period	$12.21		$11.26	$13.43	$12.11	$13.44		$12.46	$13.80

Total Return(e)
Based on net asset value	7.93	%(f)	(1.34)%	6.48%	2.76%	3.41	%(f)	3.94%	5.28%

Based on market price	14.10	%(f)	(10.57)%	17.74%	(2.45)%	11.08	%(f)	(3.37)%	3.11%

Ratios to Average Net Assets(g)
Total expenses	2.76	%(h)	2.17%	1.55%	1.69%	2.20	%(h)(i)	2.45%	2.23%

Total expenses after fees waived and/or reimbursed	2.76	%(h)	2.17%	1.54%	1.67%	2.20	%(h)(i)	2.45%	2.22%

Total expenses after fees waived and/or reimbursed and excluding interest expense and fees	1.04	%(h)	1.15%	1.14%	1.13%	1.19	%(h)	1.16%	1.20%

Net investment income	9.35	%(h)	6.36%	4.76%	5.15%	5.26	%(h)	5.74%	5.27%

Supplemental Data
Net assets, end of period (000)	$462,863		$451,188	$487,833	$488,051	$522,545		$526,447	$555,370

Borrowings outstanding, end of period (000)	$138,000		$147,000	$223,000	$208,000	$214,000		$204,000	$233,000

Asset coverage, end of period per $1,000 of bank borrowings(j)	$4,354		$4,069	$3,188	$3,346	$3,442		$3,582	$3,385

Portfolio turnover rate		14%	14%	49%	65%		16%	53%	57%

(a)	Consolidated Financial Highlights through November 30, 2017.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)

Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions at actual reinvestment prices.

(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)

Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 2.23%.

(j)

Calculated by subtracting the Fund’s total liabilities (not including bank borrowings) from the Fund’s total assets and dividing this by the amount of bank borrowings, and by multiplying the results by 1,000.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	119

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BKT
	Six Months Ended 06/30/23 (unaudited)		Year Ended 12/31/22(a)	Year Ended 12/31/21(a)	Year Ended 12/31/20(a)	Year Ended 12/31/19(a)	Period from 09/01/18 to 12/31/18(a)		Year Ended 08/31/18(a)
Net asset value, beginning of period	$13.10		$16.94	$18.54	$18.89	$18.75	$18.94		$20.21

Net investment income(b)	0.17		0.43	0.70	0.86	0.75	0.25		0.72
Net realized and unrealized gain (loss)	—		(3.24)	(1.06)	0.02	0.63	0.07		(1.02)

Net increase (decrease) from investment operations	0.17		(2.81)	(0.36)	0.88	1.38	0.32		(0.30)

Distributions(c)
From net investment income	(0.53	)(d)	(0.49)	(0.89)	(1.01)	(0.89)		(0.40)	(0.90)
Return of capital	—		(0.54)	(0.35)	(0.22)	(0.35)		(0.11)	(0.07)

Total distributions		(0.53)	(1.03)	(1.24)	(1.23)	(1.24)		(0.51)	(0.97)

Net asset value, end of period	$12.74		$13.10	$16.94	$18.54	$18.89	$18.75		$18.94

Market price, end of period	$12.17		$12.34	$16.95	$18.21	$18.15	$16.92		$17.31

Total Return(e)
Based on net asset value	1.40	%(f)	(16.67)%	(2.01)%	4.92%	7.91%	2.06	%(f)	(1.14)%

Based on market price	2.83	%(f)	(21.50)%	(0.23)%	7.31%	14.83%	0.72	%(f)	(3.44)%

Ratios to Average Net Assets(g)
Total expenses	3.03	%(h)	1.65%	0.94%	1.18%	2.06%	2.08	%(h)(i)	1.79%

Total expenses after fees waived and/or reimbursed	3.03	%(h)	1.64%	0.94%	1.18%	2.06%	2.08	%(h)	1.79%

Total expenses after fees waived and/or reimbursed and excluding interest expense	0.92	%(h)	0.95%	0.90%	0.89%	0.94%	0.99	%(h)	1.04%

Net investment income	2.65	%(h)	2.94%	3.91%	4.55%	3.95%	4.04	%(h)	3.72%

Supplemental Data
Net assets, end of period (000)	$271,562		$279,035	$360,752	$394,195	$401,715	$398,629		$402,763

Borrowings outstanding, end of period (000)	$120,591		$115,764	$115,184	$156,936	$175,655	$186,799		$186,441

Portfolio turnover rate(j)		125%	237%	248%	69%	255%		95%	373%

(a)

Per share operating performance amounts have been adjusted to reflect a 1-for-3 reverse stock split prior to the open of trading on the NYSE on October 18, 2022 for common stockholders of record as of the close of business on October 17, 2022.

(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)

Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions at actual reinvestment prices.

(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Audit costs were not annualized in the calculation of the expense ratio. If these expenses were annualized, the total expenses would have been 2.11%.
(j)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended					Period from
	06/30/23	Year Ended	Year Ended	Year Ended	Year Ended	09/01/18	Year Ended
	(unaudited)	12/31/22	12/31/21	12/31/20	12/31/19	to 12/31/18	08/31/18
Portfolio turnover rate (excluding MDRs)	68%	122%	119%	31%	136%	45%	181%

See notes to financial statements.

120	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BLW
	Six Months Ended 06/30/23 (unaudited)		Year Ended 12/31/22	Year Ended 12/31/21		Year Ended 12/31/20	Period from 09/01/19 to 12/31/19		Year Ended 08/31/19	Year Ended 08/31/18
Net asset value, beginning of period	$13.51		$16.44	$16.93		$17.05	$17.03		$16.71	$17.02

Net investment income(a)	0.53		0.97	1.00		0.98	0.31		0.94	0.95
Net realized and unrealized gain (loss)	0.19		(2.82)	(0.31)		0.08	0.18		0.33	(0.31)

Net increase (decrease) from investment operations	0.72		(1.85)	0.69		1.06	0.49		1.27	0.64

Distributions(b)
From net investment income	(0.59	)(c)	(0.92)	(1.02)		(1.03)		(0.47)	(0.95)	(0.95)
Return of capital	—		(0.16)	(0.16)		(0.15)	—		—	—

Total distributions		(0.59)	(1.08)	(1.18)		(1.18)		(0.47)	(0.95)	(0.95)

Net asset value, end of period	$13.64		$13.51	$16.44		$16.93	$17.05		$17.03	$16.71

Market price, end of period	$12.88		$13.07	$16.85		$15.92	$16.39		$15.44	$15.06

Total Return(d)
Based on net asset value	5.54	%(e)	(10.96)%	4.18	%(f)	7.58%	3.11	%(e)	8.77%	4.42%

Based on market price	3.01	%(e)	(15.96)%	13.55%		5.24%	9.32	%(e)	9.41%	0.18%

Ratios to Average Net Assets(g)
Total expenses	3.43	%(h)	2.04%	1.18%		1.39%	1.64	%(h)(i)	1.81%	1.73%

Total expenses after fees waived and/or reimbursed	3.43	%(h)	2.04%	1.18%		1.39%	1.64	%(h)(i)	1.81%	1.73%

Total expenses after fees waived and/or reimbursed and excluding interest expense	0.93	%(h)	0.96%	0.92%		0.90%	0.89	%(h)	0.84%	0.89%

Net investment income	7.81	%(h)	6.70%	5.90%		6.07%	5.32	%(h)	5.69%	5.60%

Supplemental Data
Net assets, end of period (000)	$487,177		$482,587	$587,146		$603,933	$611,068		$610,251	$612,048

Borrowings outstanding, end of period (000)	$239,262		$275,639	$312,356		$275,105	$213,399		$202,539	$234,622

Portfolio turnover rate(j)		55%	77%	66%		65%		14%	50%	50%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(d)

Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions at actual reinvestment prices.

(e)	Not annualized.
(f)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)

Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 1.66%.

(j)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended 06/30/23 (unaudited)	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Period from 09/01/19 to 12/31/19	Year Ended 08/31/19	Year Ended 08/31/18
Portfolio turnover rate (excluding MDRs)	36%	58%	52%	58%	14%	50%	50%

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	121

Notes to Financial Statements (unaudited)

1.    ORGANIZATION

The following are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as closed-end management investment companies and are referred to herein collectively as the “Funds”, or individually as a “Fund”:

Fund Name	Herein Referred To As	Organized	Diversification Classification
BlackRock Debt Strategies Fund, Inc.	DSU	Maryland	Diversified
BlackRock Floating Rate Income Strategies Fund, Inc.	FRA	Maryland	Diversified
BlackRock Income Trust, Inc.	BKT	Maryland	Diversified
BlackRock Limited Duration Income Trust	BLW	Delaware	Diversified

The Boards of Directors and Boards of Trustees of the Funds are collectively referred to throughout this report as the “Board,” and the directors/trustees thereof are collectively referred to throughout this report as “Directors”. The Funds determine and make available for publication the net asset values (“NAVs”) of their Common Shares on a daily basis.

The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of funds referred to as the BlackRock Fixed-Income Complex.

2.    SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Funds are informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest are recognized daily on an accrual basis. For convertible securities, premiums attributable to the debt instrument are amortized, but premiums attributable to the conversion feature are not amortized.

Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

ForeignTaxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of June 30, 2023, if any, are disclosed in the Statements of Assets and Liabilities.

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.

Distributions: Distributions paid by the Funds are recorded on the ex-dividend dates. Subject to the Funds’ managed distribution plan, the Funds intend to make monthly cash distributions to shareholders, which may consist of net investment income, and net realized and unrealized gains on investments and/or return of capital.

122	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

The character of distributions is determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. The portion of distributions that exceeds a Fund’s current and accumulated earnings and profits, which are measured on a tax basis, will constitute a non-taxable return of capital.

Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by each Fund’s Board, the directors who are not “interested persons” of the Funds, as defined in the 1940 Act (“Independent Directors”), may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain funds in the BlackRock Fixed-Income Complex selected by the Independent Directors. This has the same economic effect for the Independent Directors as if the Independent Directors had invested the deferred amounts directly in certain funds in the BlackRock Fixed-Income Complex.

The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of each Fund, as applicable. Deferred compensation liabilities, if any, are included in the Directors’ and Officer’s fees payable in the Statements of Assets and Liabilities and will remain as a liability of the Funds until such amounts are distributed in accordance with the Plan. Net appreciation (depreciation) in the value of participants’ deferral accounts is allocated among the participating funds in the BlackRock Fixed-Income Complex and reflected as Directors and Officer expense on the Statements of Operations. The Directors and Officer expense may be negative as a result of a decrease in value of the deferred accounts.

Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to a Fund are charged to that Fund. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

3.    INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board has approved the designation of each Fund’s Manager as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

•

Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third-party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.

•

Exchange-traded funds (“ETFs”) and closed-end funds traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. ETFs and closed-end funds traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

•

Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.

•

Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option. Over-the-counter (“OTC”) options and options on swaps (“swaptions”) are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.

N O T E S T O F I N A N C I A L S T A T E M E N T S	123

Notes to Financial Statements (unaudited) (continued)

•

Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.

For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs.

Standard Inputs Generally Considered By The Valuation Committee And Third-Party Pricing Services

Market approach

(i)  recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;

(ii) recapitalizations and other transactions across the capital structure; and

(iii)   market multiples of comparable issuers.

Income approach

(i)  future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;

(ii) quoted prices for similar investments or assets in active markets; and

(iii)   other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.

Cost approach

(i)  audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;

(ii) changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;

(iii)   relevant news and other public sources; and

(iv)   known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.

The Private Companies are not subject to the public company disclosure, timing, and reporting standards applicable to other investments held by a Fund. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date a Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

124	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

As of June 30, 2023, certain investments of BLW were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

4.    SECURITIES AND OTHER INVESTMENTS

Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.

Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.

Collateralized Debt Obligations: Collateralized debt obligations (“CDOs”), including collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”), are types of asset-backed securities. A CDO is an entity that is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.

Multiple Class Pass-Through Securities: Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities, may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or Mortgage Assets. The payments on these are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct ownership interests in the Mortgage Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a fund’s initial investment in the IOs may not fully recoup.

Stripped Mortgage-Backed Securities: Stripped mortgage-backed securities are typically issued by the U.S. Government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (IOs) and principal (POs) distributions on a pool of Mortgage Assets. Stripped mortgage-backed securities may be privately issued.

Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.

Capital Securities and Trust Preferred Securities: Capital securities, including trust preferred securities, are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics. In the case of trust preferred securities, an affiliated business trust of a corporation issues these securities, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured with either a fixed or adjustable coupon that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation pays interest to the trust, which is then distributed to holders of these securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.

Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and

N O T E S T O F I N A N C I A L S T A T E M E N T S	125

Notes to Financial Statements (unaudited) (continued)

perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.

Floating Rate Loan Interests: Floating rate loan interests are typically issued to companies (the “borrower”) by banks, other financial institutions, or privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged or in bankruptcy proceedings. In addition, transactions in floating rate loan interests may settle on a delayed basis, which may result in proceeds from the sale not being readily available for a fund to make additional investments or meet its redemption obligations. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. Since the rates reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of a fund to the extent that it invests in floating rate loan interests. The base lending rates are generally the lending rate offered by one or more European banks, such as the Secured Overnight Financing Rate (“SOFR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. These investments are treated as investments in debt securities for purposes of a fund’s investment policies.

When a fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, a fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by a fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. A fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.

Floating rate loan interests are usually freely callable at the borrower’s option. A fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in a fund having a contractual relationship only with the lender, not with the borrower. A fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower. A fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a fund assumes the credit risk of both the borrower and the lender that is selling the Participation. A fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the Participation, a fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in a fund having a direct contractual relationship with the borrower, and a fund may enforce compliance by the borrower with the terms of the loan agreement.

In connection with floating rate loan interests, the Funds may also enter into unfunded floating rate loan interests (“commitments”). In connection with these commitments, a fund earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in interest income in the Statements of Operations, is recognized ratably over the commitment period. Unfunded floating rate loan interests are marked-to-market daily, and any unrealized appreciation (depreciation) is included in the Statements of Assets and Liabilities and Statements of Operations. As of period end, the Funds had the following unfunded floating rate loan interests:

Fund Name	Borrower	Par	Commitment Amount	Value	Unrealized Appreciation (Depreciation)
DSU	AthenaHealth Group, Inc.	$320,815	$320,815	$308,384	$(12,431)
	IPS Corp.	90,688	90,688	84,022	(6,666)

					$(19,097)

FRA	AthenaHealth Group, Inc.	$367,198	$367,198	$352,969	(14,229)
	IPS Corp.	99,939	99,939	92,593	(7,346)

					$(21,575)

BLW	AthenaHealth Group, Inc.	$196,229	$169,439	$188,625	19,186
	IPS Corp.	44,600	44,600	41,322	(3,278)

					$15,908

TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.

126	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

In order to better define contractual rights and to secure rights that will help a fund mitigate its counterparty risk, TBA commitments may be entered into by a fund under Master Securities Forward Transaction Agreements (each, an “MSFTA”). An MSFTA typically contains, among other things, collateral posting terms and netting provisions in the event of default and/or termination event. The collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of the collateral currently pledged by a fund and the counterparty. Cash collateral that has been pledged to cover the obligations of a fund and cash collateral received from the counterparty, if any, is reported separately in the Statements of Assets and Liabilities as cash pledged as collateral for TBA commitments or cash received as collateral for TBA commitments, respectively. Non-cash collateral pledged by a fund, if any, is noted in the Schedules of Investments. Typically, a fund is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted to do so. To the extent amounts due to a fund are not fully collateralized, contractually or otherwise, a fund bears the risk of loss from counterparty non-performance.

Mortgage Dollar Roll Transactions: The Funds may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.

Borrowed Bond Agreements: Repurchase agreements may be referred to as borrowed bond agreements when entered into in connection with short sales of bonds. In a borrowed bond agreement, a fund borrows a bond from a counterparty in exchange for cash collateral. The agreement contains a commitment that the security and the cash will be returned to the counterparty and a fund at a mutually agreed upon date. Certain agreements have no stated maturity and can be terminated by either party at any time. Earnings on cash collateral and compensation to the lender of the bond are based on agreed upon rates between a fund and the counterparty. The value of the underlying cash collateral approximates the market value and accrued interest of the borrowed bond. To the extent that a borrowed bond transaction exceeds one business day, the value of the cash collateral in the possession of the counterparty is monitored on a daily basis to ensure the adequacy of the collateral. As the market value of the borrowed bond changes, the cash collateral is periodically increased or decreased with a frequency and in amounts prescribed in the borrowed bond agreement. A fund may also experience delays in gaining access to the collateral.

Reverse Repurchase Agreements: Reverse repurchase agreements are agreements with qualified third-party broker dealers in which a fund sells securities to a bank or broker-dealer and agrees to repurchase the same securities at a mutually agreed upon date and price. A fund receives cash from the sale to use for other investment purposes. During the term of the reverse repurchase agreement, a fund continues to receive the principal and interest payments on the securities sold. Certain agreements have no stated maturity and can be terminated by either party at any time. Interest on the value of the reverse repurchase agreements issued and outstanding is based upon competitive market rates determined at the time of issuance. A fund may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. Reverse repurchase agreements involve leverage risk. If a fund suffers a loss on its investment of the transaction proceeds from a reverse repurchase agreement, a fund would still be required to pay the full repurchase price. Further, a fund remains subject to the risk that the market value of the securities repurchased declines below the repurchase price. In such cases, a fund would be required to return a portion of the cash received from the transaction or provide additional securities to the counterparty.

Cash received in exchange for securities delivered plus accrued interest due to the counterparty is recorded as a liability in the Statements of Assets and Liabilities at face value including accrued interest. Due to the short-term nature of the reverse repurchase agreements, face value approximates fair value. Interest payments made by a fund to the counterparties are recorded as a component of interest expense in the Statements of Operations. In periods of increased demand for the security, a fund may receive a fee for the use of the security by the counterparty, which may result in interest income to a fund.

For the six months ended June 30, 2023, the average daily amount of reverse repurchase agreements outstanding and the weighted average interest rate for the Funds were as follows:

Fund Name	Average Amount Outstanding	Weighted Average Interest Rate
BKT	$125,922,201	4.70%
BLW	243,011,124	5.03

Borrowed bond agreements and reverse repurchase transactions are entered into by a fund under Master Repurchase Agreements (each, an “MRA”), which permit a fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from a fund. With borrowed bond agreements and reverse repurchase transactions, typically a fund and counterparty under an MRA are permitted to sell, re-pledge, or use the collateral associated with the transaction. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, a fund receives or posts securities and cash as collateral with a market value in excess of the repurchase price to be paid or received by a fund upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, a fund is considered an unsecured creditor with respect to excess collateral and, as such, the return of excess collateral may be delayed.

N O T E S T O F I N A N C I A L S T A T E M E N T S	127

Notes to Financial Statements (unaudited) (continued)

As of period end, the following table is a summary of BKT’s open borrowed bond agreements and reverse repurchase agreements by counterparty which are subject to offset under an MRA on a net basis:

BKT
Counterparty	Borrowed Bonds Agreements	(a)	Reverse Repurchase Agreements	Borrowed Bonds at Value including Accrued Interest (b)	Net Amount before Collateral	Non-Cash Collateral Received	Cash Collateral Received	Fair Value of Non-Cash Collateral Pledged Including Accrued Interest	(c)	Cash Collateral Pledged	Net Collateral (Received)/ Pledged	(c)	Net Exposure Due (to)/ from Counterparty(d)
BNP Paribas
SA	$784,035		$—	$(755,466)	$28,569	$—	$—	$—		$—	$—		$28,569
Cantor Fitzgerald & Co.	—		(20,596,191)	—	(20,596,191)	—	—	20,596,191		—	20,596,191		—
HSBC Securities (USA), Inc.	—		(99,994,445)	—	(99,994,445)	—	—	99,994,445		—	99,994,445		—

	$784,035		$(120,590,636)	$(755,466)	$(120,562,067)	$—	$—	$120,590,636		$—	$120,590,636		$28,569

(a)	Included in Investments at value-unaffiliated in the Statements of Assets and Liabilities.
(b)	Includes accrued interest on borrowed bonds in the amount of $1,198 which is included in interest expense payable in the Statements of Assets and Liabilities.
(c)

Net collateral, including accrued interest, if any, with a value of $123,845,187 has been pledged/received in connection with open reverse repurchase agreements. Excess of net collateral pledged, if any, to the individual counterparty is not shown for financial reporting purposes.

(d)	Net exposure represents the net receivable (payable) that would be due from/to the counterparty in the event of default.

As of period end, the following table is a summary of BLW’s open reverse repurchase agreements by counterparty which are subject to offset under an MRA on a net basis:

Counterparty	Reverse Repurchase Agreements	Fair Value of Non-Cash Collateral Pledged Including Accrued Interest	(a)	Cash Collateral Pledged/Received	(a)	Net Amount
Barclays Bank PLC	$(11,426,184)	$11,426,184		$—		$—
Barclays Capital, Inc.	(19,129,264)	19,129,264		—		—
BNP Paribas SA	(25,419,350)	25,419,350		—		—
BofA Securities, Inc.	(64,568,761)	64,568,761		—		—
Credit Agricole Corporate and Investment Bank	(6,725,821)	6,725,821		—		—
Goldman Sachs & Co. LLC	(13,528,267)	13,528,267		—		—
HSBC Securities (USA), Inc.	(2,932,824)	2,932,824		—		—
J.P. Morgan Securities LLC	(21,740,571)	21,740,571		—		—
Merrill Lynch International	(1,451,310)	1,451,310		—		—
Nomura Securities International, Inc.	(20,892,414)	20,892,414		—		—
RBC Capital Markets, LLC	(25,192,768)	25,192,768		—		—
TD Securities (USA) LLC	(26,254,719)	26,254,719		—		—

	$(239,262,253)	$239,262,253		$—		$—

(a)

Collateral, if any, with a value of $286,732,181 has been pledged in connection with open reverse repurchase agreements. Excess of collateral pledged to the individual counterparty is not shown for financial reporting purposes.

In the event the counterparty of securities under an MRA files for bankruptcy or becomes insolvent, a fund’s use of the proceeds from the agreement may be restricted while the counterparty, or its trustee or receiver, determines whether or not to enforce a fund’s obligation to repurchase the securities.

5.    DERIVATIVE FINANCIAL INSTRUMENTS

The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or OTC.

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in

128	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

Forward Foreign Currency Exchange Contracts: Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).

A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Funds are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.

The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statements of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statements of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statements of Assets and Liabilities. A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.

Options: The Funds may purchase and write call and put options to increase or decrease their exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.

A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.

Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value –unaffiliated and options written at value, respectively, in the Statements of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Statements of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Statements of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Funds write a call option, such option is typically “covered,” meaning that they hold the underlying instrument subject to being called by the option counterparty. When the Funds write a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Statements of Assets and Liabilities.

•

Swaptions — The Funds may purchase and write options on swaps (“swaptions”) primarily to preserve a return or spread on a particular investment or portion of the Funds’ holdings, as a duration management technique or to protect against an increase in the price of securities it anticipates purchasing at a later date. The purchaser and writer of a swaption is buying or granting the right to enter into a previously agreed upon interest rate or credit default swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option.

In purchasing and writing options, the Funds bear the risk of an unfavorable change in the value of the underlying instrument or the risk that they may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Funds purchasing or selling a security when they otherwise would not, or at a price different from the current market value.

Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Funds and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).

For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statements of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Statements of Assets and Liabilities. Payments received or paid are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.

In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Funds’ counterparty on the swap. Each Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, each Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Pursuant to the contract, each Fund agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation (depreciation) and

N O T E S T O F I N A N C I A L S T A T E M E N T S	129

Notes to Financial Statements (unaudited) (continued)

shown as variation margin receivable (or payable) on centrally cleared swaps in the Statements of Assets and Liabilities. Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statements of Operations, including those at termination.

•

Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).

The Funds may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Funds will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Funds will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.

•	Interest rate swaps — Interest rate swaps are entered into to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).

Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty.

Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparties are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.

6.     INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory: Each Fund entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.

For such services, DSU and FRA pay the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of each Fund’s net assets, plus the proceeds of any debt securities or outstanding borrowings used for leverage:

	DSU	FRA
Investment advisory fees	0.55%	0.75%

130	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

For purposes of calculating these fees, “net assets” mean the total assets of each Fund minus the sum of its accrued liabilities.

For such services, BKT pays the Manager a monthly fee at an annual rate equal to 0.65% of the average weekly value of the Fund’s net assets. For purposes of calculating this fee, “net assets” means the total assets of the Fund minus the sum of its accrued liabilities (including the aggregate indebtedness constituting financial leverage).

For such services, BLW pays the Manager a monthly fee at an annual rate equal to 0.55% of the average weekly value of the Fund’s managed assets, including the proceeds of any debt securities or outstanding borrowings used for leverage. For purposes of calculating this fee, “managed assets” are determined as total assets of the Fund (including any assets attributable to money borrowed for investment purposes) less the sum of its accrued liabilities (other than money borrowed for investment purposes).

With respect to each Fund, the Manager entered into separate sub-advisory agreements with BlackRock International Limited (“BIL”), an affiliate of the Manager. With respect to BLW, the Manager also entered into a separate sub-advisory agreement with BlackRock (Singapore) Limited (“BSL”), an affiliate of the Manager. The Manager pays BIL and, with respect to BLW, BSL for services they provide for that portion of each Fund for which BIL, and, with respect to BLW, BSL acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by each Fund to the Manager.

Distribution Fees: DSU, BKT and BLW have each entered into a Distribution Agreement with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager, to provide for distribution of DSU, BKT and BLW common shares on a reasonable best efforts basis through an equity shelf offering (a “Shelf Offering”) (the “Distribution Agreement”). Pursuant to the Distribution Agreement, BRIL will receive commissions with respect to sales of common shares at a commission rate of 1.00% of the gross proceeds of the sale of DSU’s, BKT’s and BLW’s common shares and a portion of such commission is re-allowed to broker-dealers engaged by BRIL. The commissions retained by BRIL during the period ended June 30, 2023 amounted to $0.

Administration: BKT has an Administration Agreement with the Manager. The administration fee paid monthly to the Manager is computed at an annual rate of 0.15% of the Fund’s average weekly net assets. For BKT, the Manager may reduce or discontinue this arrangement at any time without notice.

Expense Waivers and Reimbursements: With respect to each Fund, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2024. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of a Fund. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the six months ended June 30, 2023, the amounts waived were as follows:

Fund Name	Fees Waived and/or Reimbursed by the Manager
DSU	$355
FRA	60
BKT	2,256
BLW	1,005

The Manager contractually agreed to waive its investment advisory fee with respect to any portion of each Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2024. The agreement can be renewed for annual periods thereafter, and may be terminated on 90 days’ notice, each subject to approval by a majority of the Funds’ Independent Directors. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the six months ended June 30, 2023, the amounts waived in investment advisory fees pursuant to these arrangements were as follows:

Fund Name	Fees Waived and/or Reimbursed by the Manager
DSU	$4,056
FRA	17,627

Directors and Officers: Certain directors and/or officers of the Funds are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Funds’ Chief Compliance Officer, which is included in Directors and Officer in the Statements of Operations.

7.     PURCHASES AND SALES

For the six months ended June 30, 2023, purchases and sales of investments, including paydowns/payups and mortgage dollar rolls and excluding short-term securities, were as follows:

	U.S. Government Securities		Other Securities
Fund Name	Purchases	Sales	Purchases	Sales
DSU	$—	$—	$98,714,337	$118,614,507
FRA	—	—	80,966,249	83,170,581
BKT	—	—	544,155,482	542,934,632
BLW	—	12,290,018	412,373,772	442,649,605

N O T E S T O F I N A N C I A L S T A T E M E N T S	131

Notes to Financial Statements (unaudited) (continued)

For the six months ended June 30, 2023, purchases and sales related to mortgage dollar rolls were as follows:

Fund Name	Purchases	Sales
BKT	$248,304,634	$248,080,160
BLW	139,811,834	139,792,473

8.     INCOME TAX INFORMATION

It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Funds as of June 30, 2023, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of December 31, 2022, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains and qualified late-year losses as follows:

	Non-Expiring		Qualified
	Capital Loss		Late-Year
Fund Name	Carryforwards	(a)	Losses	(b)
DSU	$(100,929,367)		$(370,047)
FRA	(50,314,987)		—
BKT	(99,550,857)		—
BLW	(63,978,243)		(1,275,435)

(a)	Amounts available to offset future realized capital gains.
(b)	The Fund has elected to defer certain qualified late-year losses and recognize such losses in the next taxable year.

As of June 30, 2023, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

				Net Unrealized
		Gross Unrealized	Gross Unrealized	Appreciation
Fund Name	Tax Cost	Appreciation	Depreciation	(Depreciation)
DSU	$677,476,144	$2,720,908	$(46,443,169)	$(43,722,261)
FRA	622,303,008	2,221,915	(25,235,434)	(23,013,519)
BKT	481,732,925	5,515,285	(55,001,272)	(49,485,987)
BLW	784,323,793	5,058,219	(53,489,241)	(48,431,022)

9.     BANK BORROWINGS

DSU and FRA are party to a senior committed secured, 360-day rolling line of credit facility and a separate security agreement (the “SSB Agreement”) with State Street Bank and Trust Company (“SSB”). SSB may elect to terminate its commitment upon 360-days written notice to DSU and FRA. As of period end, DSU and FRA have not received any notice to terminate. DSU and FRA have granted a security interest in substantially all of their assets to SSB.

The SSB Agreement allows for the following maximum commitment amounts:

Fund Name	Commitment Amounts
DSU	$276,000,000
FRA	255,000,000

Prior to March 9, 2023, maximum commitment amounts were $340,000,000 for DSU and $274,000,000 for FRA.

Advances will be made by SSB to DSU and FRA, at DSU’s and FRA’s option of (a) Daily Simple SOFR plus 0.80% or (b) One Month Term SOFR plus 0.80%. SOFR and One Month Term SOFR are subject to a 0% floor.

In addition, DSU and FRA paid a commitment fee (based on the daily unused portion of the commitments). Advances to DSU and FRA as of period end, if any, are shown in the Statements of Assets and Liabilities as bank borrowings. Based on the short-term nature of the borrowings under the line of credit and the variable interest rate, the carrying amount of the borrowings approximates fair value.

DSU and FRA may not declare dividends or make other distributions on shares or purchase any such shares if, at the time of the declaration, distribution or purchase, asset coverage with respect to the outstanding borrowings is less than 300%.

132	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

For the six months ended June 30, 2023, the maximum amount borrowed, the average daily borrowing and the weighted average interest rate, if any, under the credit agreement were as follows:

Fund Name	Maximum Amount Borrowed	Average Amount Outstanding	Daily Weighted Average Interest Rate
DSU	$164,000,000	$132,767,956	5.62%
FRA	147,000,000	136,662,983	5.63

10.   PRINCIPAL RISKS

In the normal course of business, the Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments.

Each Fund may invest without limitation in illiquid or less liquid investments or investments in which no secondary market is readily available or which are otherwise illiquid, including private placement securities. A Fund may not be able to readily dispose of such investments at prices that approximate those at which a Fund could sell such investments if they were more widely traded and, as a result of such illiquidity, a Fund may have to sell other investments or engage in borrowing transactions if necessary to raise funds to meet its obligations. Limited liquidity can also affect the market price of investments, thereby adversely affecting a Fund’s NAV and ability to make dividend distributions. Privately issued debt securities are often of below investment grade quality, frequently are unrated and present many of the same risks as investing in below investment grade public debt securities.

Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.

Infectious Illness Risk: An outbreak of an infectious illness, such as the COVID-19 pandemic, may adversely impact the economies of many nations and the global economy, and may impact individual issuers and capital markets in ways that cannot be foreseen. An infectious illness outbreak may result in, among other things, closed international borders, prolonged quarantines, supply chain disruptions, market volatility or disruptions and other significant economic, social and political impacts.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests.

The price a Fund could receive upon the sale of any particular portfolio investment may differ from a Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore a Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Fund, and a Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

For OTC options purchased, each Fund bears the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral held by the Funds should the counterparty fail to perform under the contracts. Options written by the Funds do not typically give rise to counterparty credit risk, as options written generally obligate the Funds, and not the counterparty, to perform. The Funds may be exposed to counterparty credit risk with respect to options written to the extent each Fund deposits collateral with its counterparty to a written option.

N O T E S T O F I N A N C I A L S T A T E M E N T S	133

Notes to Financial Statements (unaudited) (continued)

With exchange-traded options purchased, exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

Certain Funds invest a significant portion of their assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.

The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates due to the period of historically low interest rates that ended in March 2022. The Federal Reserve has recently been raising the federal funds rate as part of its efforts to address inflation. There is a risk that interest rates will continue to rise, which will likely drive down the prices of bonds and other fixed-income securities, and could negatively impact the Funds’ performance.

The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.

Certain Funds invest a significant portion of their assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. When a fund concentrates its investments in this manner, it assumes a greater risk of prepayment or payment extension by securities issuers. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions. Investment percentages in these securities are presented in the Schedules of Investments.

LIBOR Transition Risk: The Funds may be exposed to financial instruments that are tied to the London Interbank Offered Rate (“LIBOR”) to determine payment obligations, financing terms, hedging strategies or investment value. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, announced that a majority of USD LIBOR settings will no longer be published after June 30, 2023. All other LIBOR settings and certain other interbank offered rates ceased to be published after December 31, 2021. SOFR has been used increasingly on a voluntary basis in new instruments and transactions. The Federal Reserve Board adopted regulations that provide a fallback mechanism by identifying benchmark rates based on SOFR that will replace LIBOR in certain financial contracts after June 30, 2023. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

11.   CAPITAL SHARE TRANSACTIONS

DSU is authorized to issue 400 million shares, all of which were initially classified as Common Shares. FRA and BKT are authorized to issue 200 million shares, all of which were initially classified as Common Shares. BLW is authorized to issue an unlimited number of shares, all of which were initially classified as Common Shares. The par value for DSU’s, FRA’s, BKT’s and BLW’s shares is $0.10, $0.10, $0.010 and $0.001, respectively. The Board for DSU, FRA and BLW are each authorized, however, to reclassify any unissued Common Shares to Preferred Shares without the approval of Common Shareholders.

Common Shares

For the periods shown, shares issued and outstanding increased by the following amounts as a result of dividend reinvestment:

Fund Name	Six Months Ended 06/30/23	Year Ended 12/31/22
DSU	—	3,721
BKT	3,394	3,887

For the six months ended June 30, 2023, shares issued and outstanding remained constant for DSU.

For the six months ended June 30, 2023 and the year ended December 31, 2022, shares issued and outstanding remained constant for FRA and BLW.

134	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

The Funds participate in an open market share repurchase program (the “Repurchase Program”). From December 1, 2022 through November 30, 2023, each Fund may repurchase up to 5% of its outstanding common shares under the Repurchase Program, based on common shares outstanding as of the close of business on November 30, 2022, subject to certain conditions. The Repurchase Program has an accretive effect as shares are purchased at a discount to the Fund’s NAV. There is no assurance that the Funds will purchase shares in any particular amounts. For the six months ended June 30, 2023, the Funds did not repurchase any shares.

DSU, BKT and BLW have each filed a prospectus with the SEC allowing them to issue an additional 16,000,000, 8,333,333 and 10,000,000 Common Shares, respectively, through an equity Shelf Offering. Under the Shelf Offering, DSU, BKT and BLW, subject to market conditions, may raise additional equity capital from time to time in varying amounts and utilizing various offering methods at a net price at or above each Fund’s NAV per Common Share (calculated within 48 hours of pricing). As of period end, 16,000,000, 8,333,333 and 10,000,000 Common Shares, respectively, remain available for issuance under the Shelf Offering. For the six months ended June 30, 2023, Common Shares issued and outstanding under the Shelf Offering remained constant for DSU, BKT and BLW. See Additional Information - Shelf Offering Program for additional information.

Initial costs incurred by DSU, BKT and BLW in connection with their Shelf Offering are recorded as “Deferred offering costs” in the Statements of Assets and Liabilities. As shares are sold, a portion of the costs attributable to the shares sold will be charged against paid-in-capital. Any remaining deferred charges at the end of the Shelf Offering period will be charged to expense.

12.   SUBSEQUENT EVENTS

Management’s evaluation of the impact of all subsequent events on the Funds’ financial statements was completed through the date the financial statements were issued and the following items were noted:

The Funds declared and paid or will pay distributions to Common Shareholders as follows:

Fund Name	Declaration Date	Record Date	Payable/ Paid Date	Dividend Per Common Share
DSU	07/03/23	07/14/23	07/31/23	$0.091050
	08/01/23	08/15/23	08/31/23	0.091050
FRA	07/03/23	07/14/23	07/31/23	0.117020
	08/01/23	08/15/23	08/31/23	0.117020
BKT	07/03/23	07/14/23	07/31/23	0.088200
	08/01/23	08/15/23	08/31/23	0.088200
BLW	07/03/23	07/14/23	07/31/23	0.098100
	08/01/23	08/15/23	08/31/23	0.098100

N O T E S T O F I N A N C I A L S T A T E M E N T S	135

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements

The Boards of Directors/Trustees, as applicable (collectively, the “Board,” the members of which are referred to as “Board Members”) of BlackRock Debt Strategies Fund, Inc. (“DSU”), BlackRock Floating Rate Income Strategies Fund, Inc. (“FRA”), BlackRock Income Trust, Inc. (“BKT”), and BlackRock Limited Duration Income Trust (“BLW”) (collectively, the “Funds” and each, a “Fund”) met on May 4, 2023 (the “May Meeting”) and June 1-2, 2023 (the “June Meeting”) to consider the approval to continue the investment advisory agreements (the “Advisory Agreements”) between each Fund and BlackRock Advisors, LLC (the “Manager”), each Fund’s investment adviser. The Board also considered the approval to continue the sub-advisory agreements (the “Sub-Advisory Agreements”) between (1) the Manager, BlackRock International Limited (“BIL”) and each Fund and (2) the Manager, BlackRock (Singapore) Limited (“BRS” and together with BIL, the “Sub-Advisors”) and BLW. The Manager and the Sub-Advisors are referred to herein as “BlackRock.” The Advisory Agreements and the Sub-Advisory Agreements are referred to herein as the “Agreements.”

The Approval Process

Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreements for each Fund on an annual basis. The Board members who are not “interested persons” of each Fund, as defined in the 1940 Act, are considered independent Board members (the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to each Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings per year, each of which extended over a two-day period, as well as additional ad hoc meetings and executive sessions throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also had an additional one-day meeting to consider specific information regarding the renewal of the Agreements. In considering the renewal of the Agreements, the Board assessed, among other things, the nature, extent and quality of the services provided to each Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of each Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.

During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to each Fund and its shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ analyses of the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) leverage management, as applicable; (c) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by each Fund for services; (d) Fund operating expenses and how BlackRock allocates expenses to each Fund; (e) the resources devoted to risk oversight of, and compliance reports relating to, implementation of each Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (f) BlackRock’s and each Fund’s adherence to applicable compliance policies and procedures; (g) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as available; (h) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (i) BlackRock’s implementation of the proxy voting policies approved by the Board; (j) execution quality of portfolio transactions; (k) BlackRock’s implementation of each Fund’s valuation and liquidity procedures; (l) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, closed-end fund, sub-advised mutual fund, collective investment trust and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to each Fund; (m) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; (n) periodic updates on BlackRock’s business; and (o) each Fund’s market discount/premium compared to peer funds.

Prior to and in preparation for the May Meeting, the Board received and reviewed materials specifically relating to the renewal of the Agreements. The Independent Board Members are continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the Board to better assist its deliberations. The materials provided in connection with the May Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding each Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of each Fund as compared with a peer group of funds (“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, closed-end funds, and open-end funds, under similar investment mandates, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with each Fund; (g) a summary of aggregate amounts paid by each Fund to BlackRock; and (h) various additional information requested by the Board as appropriate regarding BlackRock’s and each Fund’s operations.

At the May Meeting, the Board reviewed materials relating to its consideration of the Agreements and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the June Meeting.

At the June Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with each Fund; (d) each Fund’s fees and expenses compared to its Expense Peers; (e) the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with each Fund; and (g) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of Fund portfolio holdings. The Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board. The Board Members evaluated the information available to them on a fund-by-fund basis. The following paragraphs

136	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements (continued)

provide more information about some of the primary factors that were relevant to the Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.

A.   Nature, Extent and Quality of the Services Provided by BlackRock

The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of each Fund. Throughout the year, the Board compared Fund performance to the performance of a comparable group of closed-end funds, relevant benchmarks, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by each Fund’s portfolio management team discussing each Fund’s performance, investment strategies and outlook.

The Board considered, among other factors, with respect to BlackRock: the experience of investment personnel generally and each Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to each Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to each Fund. BlackRock and its affiliates provide each Fund with certain administrative, shareholder and other services (in addition to any such services provided to each Fund by third parties) and officers and other personnel as are necessary for the operations of each Fund. In particular, BlackRock and its affiliates provide each Fund with administrative services including, among others: (i) responsibility for disclosure documents, registration statements in connection with DSU’s, BKT’s and BLW’s equity shelf programs, and periodic shareholder reports; (ii) preparing communications with analysts to support secondary market trading of each Fund; (iii) oversight of daily accounting and pricing; (iv) responsibility for periodic filings with regulators and stock exchanges; (v) overseeing and coordinating the activities of third-party service providers including, among others, each Fund’s custodian, fund accountant, transfer agent, and auditor; (vi) organizing Board meetings and preparing the materials for such Board meetings; (vii) providing legal and compliance support; (viii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain closed-end funds; and (ix) performing or managing administrative functions necessary for the operation of each Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board considered the operation of BlackRock’s business continuity plans.

The Board noted that the engagement of the Sub-Advisors with respect to each Fund, as applicable, facilitates the provision of investment advice and trading by investment personnel out of non-U.S. jurisdictions. The Board considered that this arrangement provides additional flexibility to the portfolio management team, which may benefit each Fund and its shareholders.

B.   The Investment Performance of each Fund and BlackRock

The Board, including the Independent Board Members, reviewed and considered the performance history of each Fund throughout the year and at the May Meeting. In preparation for the May Meeting, the Board was provided with reports independently prepared by Broadridge, which included an analysis of each Fund’s performance as of December 31, 2022, as compared to its Performance Peers. The performance information is based on net asset value (NAV), and utilizes Lipper data. Lipper’s methodology calculates a fund’s total return assuming distributions are reinvested on the ex-date at a fund’s ex-date NAV. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of each Fund as compared to its Performance Peers and certain performance metrics (“Performance Metrics”). The Board and its Performance Oversight Committee regularly review and meet with Fund management to discuss the performance of each Fund throughout the year.

In evaluating performance, the Board focused particular attention on funds with less favorable performance records. The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.

The Board reviewed and considered DSU’s performance relative to DSU’s Performance Metrics. Based on an overall rating relative to the Performance Metrics, DSU generally performed in line with expectations. The Board noted that BlackRock believes that the Performance Metrics are an appropriate performance comparison for DSU, and that BlackRock has explained its rationale for this belief to the Board.

The Board reviewed and considered FRA’s performance relative to FRA’s Performance Metrics. Based on an overall rating relative to the Performance Metrics, FRA generally performed in line with expectations. The Board noted that BlackRock believes that the Performance Metrics are an appropriate performance comparison for FRA, and that BlackRock has explained its rationale for this belief to the Board.

The Board reviewed and considered BKT’s performance relative to BKT’s Performance Metrics. Based on an overall rating relative to the Performance Metrics, BKT generally performed below expectations. The Board noted that BlackRock believes that the Performance Metrics are an appropriate performance comparison for BKT, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed BKT’s underperformance relative to the Performance Metrics.

D I S C L O S U R E O F I N V E S T M E N T A D V I S O R Y A G R E E M E N T S A N D S U B - A D V I S O R Y A G R E E M E N T S	137

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements (continued)

The Board reviewed and considered BLW’s performance relative to BLW’s Performance Metrics. Based on an overall rating relative to the Performance Metrics, BLW generally performed below expectations. The Board noted that BlackRock believes that the Performance Metrics are an appropriate performance comparison for BLW, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed BLW’s underperformance relative to the Performance Metrics.

C.  Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by BlackRock and its Affiliates from their Relationship with each Fund

The Board, including the Independent Board Members, reviewed each Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared each Fund’s total expense ratio, as well as its actual management fee rate as a percentage of managed assets, which is the total assets of each Fund (including any assets attributable to money borrowed for investment purposes) minus the sum of each Fund’s accrued liabilities (other than money borrowed for investment purposes) to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, excluding any investment related expenses. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered that the fee and expense information in the Broadridge report for each Fund reflected information for a specific period and that historical asset levels and expenses may differ from current levels, particularly in a period of market volatility. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).

The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to each Fund. The Board reviewed BlackRock’s estimated profitability with respect to each Fund and other funds the Board currently oversees for the year ended December 31, 2022 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at the individual fund level is difficult.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.

The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing each Fund, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, closed-end fund, sub-advised mutual fund, collective investment trust, and institutional separate account product channels, as applicable.

The Board noted that DSU’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in first quartile relative to the Expense Peers.

The Board noted that FRA’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Expense Peers.

The Board noted that BKT’s contractual management fee rate ranked in the third quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Expense Peers.

The Board noted that BLW’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Expense Peers.

D.  Economies of Scale

The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of each Fund increase. The Board also considered the extent to which each Fund benefits from such economies of scale in a variety of ways, and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable each Fund to more fully participate in these economies of scale. The Board considered each Fund’s asset levels and whether the current fee was appropriate.

Based on the Board’s review and consideration of the issue, the Board concluded that most closed-end funds do not have fund level breakpoints because closed-end funds generally do not experience substantial growth after the initial public offering. Closed-end funds are typically priced at scale at a fund’s inception. The Board noted that although each of DSU, BKT and BLW may from time-to-time make additional share offerings pursuant to its equity shelf program, the growth of each of DSU’s, BKT’s and BLW’s assets will occur primarily through the appreciation of its investment portfolio.

E.  Other Factors Deemed Relevant by the Board Members

The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with each Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to

138	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements (continued)

each Fund, including for administrative, securities lending and cash management services. With respect to securities lending, during the year the Board also considered information provided by independent third-party consultants related to the performance of each BlackRock affiliate as securities lending agent. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.

In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

The Board noted the competitive nature of the closed-end fund marketplace, and that shareholders are able to sell their Fund shares in the secondary market if they believe that each Fund’s fees and expenses are too high or if they are dissatisfied with the performance of each Fund.

The Board also considered the various notable initiatives and projects BlackRock performed in connection with its closed-end fund product line. These initiatives included developing equity shelf programs; efforts to eliminate product overlap with fund mergers; ongoing services to manage leverage that has become increasingly complex; periodic evaluation of share repurchases and other support initiatives for certain BlackRock funds; and continued communication efforts with shareholders, fund analysts and financial advisers. With respect to the latter, the Independent Board Members noted BlackRock’s continued commitment to supporting the secondary market for the common shares of its closed-end funds through a comprehensive secondary market communication program designed to raise investor and analyst awareness and understanding of closed-end funds. BlackRock’s support services included, among other things: sponsoring and participating in conferences; communicating with closed-end fund analysts covering the BlackRock funds throughout the year; providing marketing and product updates for the closed-end funds; and maintaining and enhancing its closed-end fund website.

Conclusion

At the June Meeting, in a continuation of the discussions that occurred during the May Meeting, and as a culmination of the Board’s year-long deliberative process, the Board, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreements between the Manager and each Fund for a one-year term ending June 30, 2024, and the Sub-Advisory Agreements among (1) the Manager, BIL and each Fund and (2) the Manager, BRS and BLW for a one-year term ending June 30, 2024. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of each Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were advised by independent legal counsel throughout the deliberative process.

D I S C L O S U R E O F I N V E S T M E N T A D V I S O R Y A G R E E M E N T S A N D S U B - A D V I S O R Y A G R E E M E N T S	139

Additional Information

Fund Certification

The Funds are listed for trading on the NYSE and have filed with the NYSE their annual chief executive officer certification regarding compliance with the NYSE’s listing standards. The Funds filed with the SEC the certification of its chief executive officer and chief financial officer required by Section 302 of the Sarbanes-Oxley Act.

Environmental, Social and Governance (“ESG”) Integration

Although the Funds do not seek to implement a specific sustainability objective, strategy or process unless otherwise disclosed, Fund management will consider ESG factors as part of the investment process for the Funds. Fund management views ESG integration as the practice of incorporating financially material ESG data or information into investment processes with the objective of enhancing risk-adjusted returns. These ESG considerations will vary depending on the Funds’ particular investment strategies and may include consideration of third-party research as well as consideration of proprietary BlackRock research across the ESG risks and opportunities regarding an issuer. The ESG characteristics utilized in the Funds’ investment process are anticipated to evolve over time and one or more characteristics may not be relevant with respect to all issuers that are eligible for investment. Certain of these considerations may affect the Funds’ exposure to certain companies or industries. While Fund management views ESG considerations as having the potential to contribute to the Funds’ long-term performance, there is no guarantee that such results will be achieved.

Dividend Policy

Each Fund’s policy is to make monthly distributions to shareholders. In order to provide shareholders with a more stable level of dividend distributions, each Fund employs a managed distribution plan (the “Plan”), the goal of which is to provide shareholders with consistent and predictable cash flows by setting distribution rates based on expected long-term returns of each Fund.

The distributions paid by each Fund for any particular month may be more or less than the amount of net investment income earned by each Fund during such month. Furthermore, the final tax characterization of distributions is determined after the year-end of a Fund and is reported in each Fund’s annual report to shareholders. Distributions can be characterized as ordinary income, capital gains and/or return of capital. Each Fund’s taxable net investment income and net realized capital gains (“taxable income”) may not be sufficient to support the level of distributions paid. To the extent that distributions exceed the Fund’s current and accumulated earnings and profits, the excess may be treated as a non-taxable return of capital.

A return of capital is a return of a portion of an investor’s original investment. A return of capital is not expected to be taxable, but it reduces a shareholder’s tax basis in his or her shares, thus reducing any loss or increasing any gain on a subsequent disposition by the shareholder of his or her shares. It is possible that a substantial portion of the distributions paid during a calendar year may ultimately be classified as return of capital for U.S. federal income tax purposes when the final determination of the source and character of the distributions is made.

Such distributions, under certain circumstances, may exceed a Fund’s total return performance. When total distributions exceed total return performance for the period, the difference reduces the Fund’s total assets and net asset value (“NAV”) per share and, therefore, could have the effect of increasing the Fund’s expense ratio and reducing the amount of assets the Fund has available for long term investment.

General Information

The Funds, other than DSU, BKT and BLW, do not make available copies of their Statements of Additional Information because the Funds’ shares, other than DSU, BKT and BLW, are not continuously offered, which means that the Statement of Additional Information of each Fund, other than DSU, BKT and BLW, has not been updated after completion of the respective Fund’s offerings and the information contained in each Fund’s Statement of Additional Information may have become outdated.

DSU’s, BKT’s and BLW’s Statement of Additional Information includes additional information about the Board and is available, without charge, upon request by calling (800) 882-0052.

The following information is a summary of certain changes since December 31, 2022. This information may not reflect all of the changes that have occurred since you purchased the relevant Fund.

Except if noted otherwise herein, there were no changes to the Funds’ charters or by-laws that would delay or prevent a change of control of the Funds that were not approved by the shareholders.

In accordance with Section 23(c) of the Investment Company Act of 1940, each Fund may from time to time purchase shares of its common stock in the open market or in private transactions.

Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.

Electronic Delivery

Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and, for DSU, BKT and BLW only, prospectuses, by enrolling in the electronic delivery program. Electronic copies of shareholder reports and, for DSU, BKT and BLW only, prospectuses, are available on BlackRock’s website.

To enroll in electronic delivery:

140	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Additional Information (continued)

Shareholders Who Hold Accounts with Investment Advisers, Banks or Brokerages:

Please contact your financial adviser. Please note that not all investment advisers, banks or brokerages may offer this service.

Householding

The Funds will mail only one copy of shareholder documents, including for DSU, BKT and BLW only, prospectuses, annual and semi-annual reports, Rule 30e-3 notices and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 882-0052.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at blackrock.com/fundreports.

Availability of Proxy Voting Policies, Procedures and Voting Records

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available without charge, upon request (1) by calling (800) 882-0052; (2) on the BlackRock website at blackrock.com; and (3) on the SEC’s website at sec.gov.

Availability of Fund Updates

BlackRock will update performance and certain other data for the Funds on a monthly basis on its website in the “Closed-end Funds” section of blackrock.com as well as certain other material information as necessary from time to time. Investors and others are advised to check the website for updated performance information and the release of other material information about the Funds. This reference to BlackRock’s website is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.

Shelf Offering Program

From time-to-time, DSU, BKT and BLW may seek to raise additional equity capital through a Shelf Offering. In a Shelf Offering, DSU, BKT and BLW may, subject to market conditions, raise additional equity capital by issuing new Common Shares from time to time in varying amounts at a net price at or above DSU’s, BKT’s and BLW’s NAV per Common Share (calculated within 48 hours of pricing). While any such Shelf Offering may allow DSU, BKT and BLW to pursue additional investment opportunities without the need to sell existing portfolio investments, it could also entail risks – including that the issuance of additional Common Shares may limit the extent to which the Common Shares are able to trade at a premium to NAV in the secondary market.

DSU, BKT and BLW filed final prospectuses with the SEC in connection with their Shelf Offerings on January 13, 2023, June 23, 2022 and May 17, 2022, respectively. This report and the prospectuses of DSU, BKT and BLW are not offers to sell DSU, BKT and BLW Common Shares or solicitations of an offer to buy DSU, BKT and BLW Common Shares in any jurisdiction where such offers or sales are not permitted. The prospectuses of DSU, BKT and BLW contain important information about DSU, BKT and BLW, including their investment objectives, risks, charges and expenses. Investors are urged to read the prospectuses of DSU, BKT and BLW carefully and in their entirety before investing. Copies of the final prospectuses for DSU, BKT and BLW can be obtained from BlackRock at blackrock.com.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

A D D I T I O N A L I N F O R M A T I O N	141

Additional Information (continued)

Fund and Service Providers

Investment Adviser

BlackRock Advisors, LLC

Wilmington, DE 19809

Sub-Adviser

BlackRock International Limited

Edinburgh, EH3 8BL

United Kingdom

BlackRock (Singapore) Limited(a)

079912 Singapore

Accounting Agent and Custodian

State Street Bank and Trust Company

Boston, MA 02114

(a)	For BLW.

Transfer Agent

Computershare Trust Company, N.A.

Canton, MA 02021

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

Boston, MA 02116

Legal Counsel

Willkie Farr & Gallagher LLP

New York, NY 10019

Address of the Funds

100 Bellevue Parkway

Wilmington, DE 19809

142	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Glossary of Terms Used in this Report

Currency Abbreviation

EUR	Euro

GBP	British Pound

JPY	Japanese Yen

USD	United States Dollar

Portfolio Abbreviation

CDI	CREST Depository Interest

CLO	Collateralized Loan Obligation

CMT	Constant Maturity Treasury

DAC	Designated Activity Company

ETF	Exchange-Traded Fund

EURIBOR	Euro Interbank Offered Rate

FEDL	Fed Funds Effective Rate

IO	Interest Only

LIBOR	London Interbank Offered Rate

PCL	Public Company Limited

PIK	Payment-in-Kind

PO	Principal Only

REIT	Real Estate Investment Trust

REMIC	Real Estate Mortgage Investment Conduit

SCA	Societe en Commandite par Actions

SOFR	Secured Overnight Financing Rate

SONIA	Sterling Overnight Interbank Average Rate

STRIP	Separate Trading of Registered Interest & Principal

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	143

Want to know more?

blackrock.com    |    800-882-0052

This report is intended for current holders. It is not a prospectus. Past performance results shown in this report should not be considered a representation of future performance. Statements and other information herein are as dated and are subject to change.

CEFT-BK3-06/23-SAR

(b) Not Applicable

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrants – Not Applicable to this semi-annual report

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1(a) of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable to this semi-annual report

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies

(a) Not Applicable to this semi-annual report.

(b) As of the date of this filing, there have been no changes in any of the portfolio managers identified in the most recent annual report on Form N-CSR.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable due to no such purchases during the period covered by this report.

Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable to this semi-annual report

Item 13 –	Exhibits attached hereto

(a)(1) Code of Ethics – Not Applicable to this semi-annual report

(a)(2) Section 302 Certifications are attached

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(4) Change in Registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached

(c) Notices to the registrant’s common shareholders in accordance with the order under Section  6(c) of the 1940 Act granting an exemption from Section 19(b) of the 1940 Act and Rule 19b-1 under the 1940 Act, dated May 9, 20091

1 The Fund has received exemptive relief from the Securities and Exchange Commission permitting it to make periodic distributions of long-term capital gains with respect to its outstanding common stock as frequently as twelve times each year, and as frequently as distributions are specified by or in accordance with the terms of its outstanding preferred stock. This relief is conditioned, in part, on an undertaking by the Fund to make the disclosures to the holders of the Fund’s common shares, in addition to the information required by Section 19(a) of the 1940 Act and Rule 19a-1 thereunder. The Fund is likewise obligated to file with the SEC the information contained in any such notice to shareholders and, in that regard, has attached hereto copies of each such notice made during the period.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Floating Rate Income Strategies Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Floating Rate Income Strategies Fund, Inc.

Date: August 25, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Floating Rate Income Strategies Fund, Inc.

Date: August 25, 2023

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Floating Rate Income Strategies Fund, Inc.

Date: August 25, 2023